UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.0%)
	Walt Disney Co.	16,474,472	861,285
	McDonald's Corp.	9,259,154	849,527
*	Amazon.com Inc.	3,320,585	844,491
	Home Depot Inc.	13,840,736	835,565
	Comcast Corp. Class A	23,263,858	832,148
	News Corp. Class A	18,693,033	458,540
	Time Warner Inc.	8,712,804	394,951
	Target Corp.	6,013,016	381,646
	Starbucks Corp.	6,978,150	354,141
	Ford Motor Co.	35,018,803	345,285
	NIKE Inc. Class B	3,375,631	320,381
	Lowe's Cos. Inc.	10,472,268	316,681
	TJX Cos. Inc.	6,758,659	302,720
*	DIRECTV	5,764,667	302,414
*	priceline.com Inc.	457,480	283,057
	Yum! Brands Inc.	4,185,523	277,668
	Time Warner Cable Inc.	2,812,873	267,392
	Viacom Inc. Class B	4,346,711	232,940
	CBS Corp. Class B	5,465,197	198,551
	Johnson Controls Inc.	6,279,510	172,059
	Carnival Corp.	4,106,710	149,649
	Coach Inc.	2,618,502	146,688
	McGraw-Hill Cos. Inc.	2,572,755	140,447
	Macy's Inc.	3,695,787	139,036
*	Discovery Communications Inc. Class A	2,269,193	135,312
*	Bed Bath & Beyond Inc.	2,131,641	134,293
	Ross Stores Inc.	2,056,102	132,824
	VF Corp.	807,340	128,658
*	AutoZone Inc.	343,699	127,055
	Omnicom Group Inc.	2,438,741	125,742
	Mattel Inc.	3,130,391	111,066
	Limited Brands Inc.	2,189,811	107,870
	Starwood Hotels & Resorts Worldwide Inc.	1,803,992	104,559
*	Dollar Tree Inc.	2,114,854	102,095
	Kohl's Corp.	1,980,877	101,461
	Gap Inc.	2,737,712	97,955
*	Chipotle Mexican Grill Inc. Class A	290,909	92,375
*	O'Reilly Automotive Inc.	1,091,652	91,284
	Marriott International Inc. Class A	2,311,543	90,381
	Harley-Davidson Inc.	2,092,509	88,660
	Genuine Parts Co.	1,424,116	86,914
	Ralph Lauren Corp. Class A	560,652	84,787
	Wynn Resorts Ltd.	729,159	84,174
	Nordstrom Inc.	1,402,510	77,391
*	BorgWarner Inc.	1,050,774	72,619
	Staples Inc.	6,265,385	72,177
	Wyndham Worldwide Corp.	1,305,487	68,512
	Tiffany & Co.	1,092,909	67,629
	Darden Restaurants Inc.	1,177,416	65,641

*	CarMax Inc.	2,096,674	59,336
	Family Dollar Stores Inc.	890,527	59,042
	Whirlpool Corp.	712,008	59,033
	DR Horton Inc.	2,550,579	52,644
	Lennar Corp. Class A	1,494,962	51,980
	Newell Rubbermaid Inc.	2,651,737	50,622
	Expedia Inc.	859,944	49,739
	Scripps Networks Interactive Inc. Class A	793,406	48,580
*	PulteGroup Inc.	3,100,719	48,061
	Comcast Corp.	1,304,720	45,404
	Interpublic Group of Cos. Inc.	4,010,268	44,594
	H&R Block Inc.	2,489,252	43,139
*	Fossil Inc.	502,774	42,585
	Best Buy Co. Inc.	2,441,973	41,978
	Hasbro Inc.	1,064,257	40,623
	Gannett Co. Inc.	2,126,860	37,752
*	Urban Outfitters Inc.	1,002,091	37,639
*	TripAdvisor Inc.	1,006,329	33,138
	Leggett & Platt Inc.	1,290,982	32,339
	International Game Technology	2,451,925	32,096
	JC Penney Co. Inc.	1,307,431	31,758
	Cablevision Systems Corp. Class A	1,981,321	31,404
	Harman International Industries Inc.	616,667	28,465
*	Netflix Inc.	509,902	27,759
*	Goodyear Tire & Rubber Co.	2,247,094	27,392
*	Apollo Group Inc. Class A	926,558	26,917
	Abercrombie & Fitch Co.	758,239	25,719
^	GameStop Corp. Class A	1,133,193	23,797
*	Big Lots Inc.	546,822	16,175
^,* AutoNation Inc.		354,552	15,483
	Washington Post Co. Class B	41,695	15,137
	DeVry Inc.	45	1
			13,039,027
Consumer Staples (10.8%)
	Procter & Gamble Co.	25,288,916	1,754,039
	Philip Morris International Inc.	15,477,853	1,392,078
	Coca-Cola Co.	35,548,203	1,348,343
	Wal-Mart Stores Inc.	15,431,780	1,138,865
	PepsiCo Inc.	14,289,248	1,011,250
	Kraft Foods Inc.	16,294,268	673,768
	Altria Group Inc.	18,664,834	623,219
	CVS Caremark Corp.	11,681,358	565,611
	Colgate-Palmolive Co.	4,092,379	438,785
	Costco Wholesale Corp.	3,969,696	397,466
	Kimberly-Clark Corp.	3,625,794	311,021
	Walgreen Co.	7,869,628	286,769
	General Mills Inc.	5,952,410	237,204
	Sysco Corp.	5,386,100	168,423
	HJ Heinz Co.	2,940,278	164,509
	Archer-Daniels-Midland Co.	6,047,219	164,363
	Whole Foods Market Inc.	1,576,900	153,590
	Lorillard Inc.	1,199,344	139,664
	Mead Johnson Nutrition Co.	1,870,954	137,104
	Estee Lauder Cos. Inc. Class A	2,204,300	135,719
	Reynolds American Inc.	3,011,245	130,507
	Kroger Co.	5,001,044	117,725
	Kellogg Co.	2,266,457	117,085

ConAgra Foods Inc.	3,728,354	102,865
Hershey Co.	1,392,398	98,707
Brown-Forman Corp. Class B	1,390,507	90,731
JM Smucker Co.	1,004,963	86,758
Dr Pepper Snapple Group Inc.	1,933,260	86,088
Clorox Co.	1,190,116	85,748
Beam Inc.	1,454,168	83,673
Coca-Cola Enterprises Inc.	2,541,776	79,481
* Monster Beverage Corp.	1,409,384	76,332
McCormick & Co. Inc.	1,217,898	75,558
Molson Coors Brewing Co. Class B	1,428,850	64,370
Avon Products Inc.	3,967,159	63,276
Campbell Soup Co.	1,653,848	57,587
* Constellation Brands Inc. Class A	1,351,498	43,721
Tyson Foods Inc. Class A	2,658,654	42,592
Hormel Foods Corp.	1,230,918	35,992
^ Safeway Inc.	2,199,111	35,384
* Dean Foods Co.	1,697,174	27,749
		12,843,719
Energy (11.3%)
Exxon Mobil Corp.	42,382,090	3,875,842
Chevron Corp.	18,015,826	2,099,925
Schlumberger Ltd.	12,184,391	881,297
Occidental Petroleum Corp.	7,436,736	640,005
ConocoPhillips	11,151,518	637,644
Anadarko Petroleum Corp.	4,587,943	320,789
National Oilwell Varco Inc.	3,915,316	313,656
Apache Corp.	3,592,064	310,606
Halliburton Co.	8,518,349	286,983
EOG Resources Inc.	2,479,336	277,810
Phillips 66	5,756,284	266,919
Devon Energy Corp.	3,453,993	208,966
Williams Cos. Inc.	5,752,037	201,149
Marathon Oil Corp.	6,473,128	191,410
Kinder Morgan Inc.	5,236,634	186,005
Baker Hughes Inc.	4,035,900	182,544
Spectra Energy Corp.	5,994,527	175,999
Marathon Petroleum Corp.	3,106,171	169,566
Valero Energy Corp.	5,064,697	160,450
Noble Energy Inc.	1,632,818	151,378
Hess Corp.	2,728,013	146,549
* Cameron International Corp.	2,261,343	126,793
Pioneer Natural Resources Co.	1,129,692	117,940
Ensco plc Class A	2,130,629	116,247
* Southwestern Energy Co.	3,196,818	111,185
Range Resources Corp.	1,491,913	104,240
* FMC Technologies Inc.	2,188,845	101,343
Murphy Oil Corp.	1,694,362	90,970
Chesapeake Energy Corp.	4,765,331	89,922
Cabot Oil & Gas Corp.	1,928,144	86,574
Noble Corp.	2,319,400	82,988
EQT Corp.	1,373,589	81,042
CONSOL Energy Inc.	2,090,082	62,807
* Denbury Resources Inc.	3,591,944	58,046
Peabody Energy Corp.	2,463,696	54,916
Tesoro Corp.	1,283,601	53,783
QEP Resources Inc.	1,632,239	51,677

Helmerich & Payne Inc.	970,358	46,199
Diamond Offshore Drilling Inc.	638,283	42,005
* Newfield Exploration Co.	1,239,452	38,820
Sunoco Inc.	828,336	38,791
* Rowan Cos. plc Class A	1,140,375	38,510
* Nabors Industries Ltd.	2,666,274	37,408
* WPX Energy Inc.	1,827,525	30,319
* Alpha Natural Resources Inc.	1,928,923	12,673
		13,360,690
Financials (14.5%)
Wells Fargo & Co.	45,104,280	1,557,451
JPMorgan Chase & Co.	34,879,013	1,411,902
* Berkshire Hathaway Inc. Class B	15,309,186	1,350,270
Citigroup Inc.	26,925,112	880,990
Bank of America Corp.	98,950,526	873,733
US Bancorp	17,402,087	596,892
American Express Co.	9,055,629	514,903
Goldman Sachs Group Inc.	4,136,769	470,268
Simon Property Group Inc.	2,785,079	422,803
* American International Group Inc.	10,708,227	351,123
MetLife Inc.	9,753,319	336,099
PNC Financial Services Group Inc.	4,860,940	306,725
Capital One Financial Corp.	5,334,619	304,127
American Tower Corporation	3,628,248	259,021
Bank of New York Mellon Corp.	10,846,360	245,345
Travelers Cos. Inc.	3,538,291	241,524
ACE Ltd.	3,113,465	235,378
Prudential Financial Inc.	4,278,762	233,235
BB&T Corp.	6,419,212	212,861
Morgan Stanley	12,697,049	212,549
BlackRock Inc.	1,174,818	209,470
Aflac Inc.	4,299,602	205,865
Discover Financial Services	4,727,736	187,833
Chubb Corp.	2,440,912	186,193
State Street Corp.	4,398,955	184,580
Public Storage	1,323,299	184,164
Allstate Corp.	4,452,818	176,376
HCP Inc.	3,943,813	175,421
Marsh & McLennan Cos. Inc.	4,996,713	169,538
Ventas Inc.	2,712,088	168,827
CME Group Inc.	2,808,787	160,943
Equity Residential	2,763,877	159,006
Franklin Resources Inc.	1,268,746	158,682
Aon plc	2,960,256	154,792
Boston Properties Inc.	1,384,249	153,112
Prologis Inc.	4,229,833	148,171
T. Rowe Price Group Inc.	2,330,657	147,531
SunTrust Banks Inc.	4,943,139	139,743
* Berkshire Hathaway Inc. Class A	1,019	135,221
Health Care REIT Inc.	2,337,284	134,978
Fifth Third Bancorp	8,437,184	130,861
Weyerhaeuser Co.	4,937,617	129,069
Charles Schwab Corp.	10,060,741	128,677
Vornado Realty Trust	1,552,553	125,834
AvalonBay Communities Inc.	889,825	121,007
Loews Corp.	2,869,565	118,398
Ameriprise Financial Inc.	1,934,341	109,658

Progressive Corp.	5,145,558	106,719
Host Hotels & Resorts Inc.	6,634,586	106,485
M&T Bank Corp.	1,104,986	105,150
Invesco Ltd.	4,087,963	102,158
Regions Financial Corp.	12,976,869	93,563
Northern Trust Corp.	2,009,507	93,271
* IntercontinentalExchange Inc.	668,135	89,136
Moody's Corp.	1,775,721	78,434
Hartford Financial Services Group Inc.	4,001,526	77,790
Kimco Realty Corp.	3,736,575	75,740
KeyCorp	8,662,615	75,711
Principal Financial Group Inc.	2,546,532	68,604
SLM Corp.	4,308,937	67,736
XL Group plc Class A	2,806,805	67,448
Plum Creek Timber Co. Inc.	1,483,089	65,019
Lincoln National Corp.	2,563,231	62,005
NYSE Euronext	2,258,657	55,676
Comerica Inc.	1,776,561	55,162
Huntington Bancshares Inc.	7,881,586	54,383
* CBRE Group Inc. Class A	2,772,488	51,041
Cincinnati Financial Corp.	1,342,951	50,884
Unum Group	2,572,058	49,435
Torchmark Corp.	875,848	44,975
Leucadia National Corp.	1,819,040	41,383
People's United Financial Inc.	3,222,087	39,116
Zions Bancorporation	1,690,843	34,924
Hudson City Bancorp Inc.	4,364,175	34,739
Apartment Investment & Management Co. Class A	1,336,421	34,734
Assurant Inc.	744,572	27,773
Legg Mason Inc.	1,103,303	27,230
NASDAQ OMX Group Inc.	1,087,962	25,344
* Genworth Financial Inc. Class A	4,514,000	23,608
First Horizon National Corp.	2,287,845	22,032
* E*TRADE Financial Corp.	2,357,654	20,771
Federated Investors Inc. Class B	860,489	17,803
		17,267,131
Health Care (12.0%)
Johnson & Johnson	25,314,330	1,744,410
Pfizer Inc.	68,582,385	1,704,272
Merck & Co. Inc.	27,964,062	1,261,179
Abbott Laboratories	14,409,138	987,890
Amgen Inc.	7,076,962	596,729
UnitedHealth Group Inc.	9,482,055	525,401
Bristol-Myers Squibb Co.	15,416,299	520,300
* Express Scripts Holding Co.	7,444,101	466,522
* Gilead Sciences Inc.	6,946,573	460,766
Eli Lilly & Co.	9,376,190	444,525
Medtronic Inc.	9,366,517	403,884
* Biogen Idec Inc.	2,170,027	323,833
Baxter International Inc.	5,024,505	302,777
* Celgene Corp.	3,961,149	302,632
Covidien plc	4,408,162	261,933
Allergan Inc.	2,823,713	258,596
* Alexion Pharmaceuticals Inc.	1,772,663	202,793
Thermo Fisher Scientific Inc.	3,356,482	197,462
McKesson Corp.	2,166,975	186,425
* Intuitive Surgical Inc.	366,671	181,733

WellPoint Inc.	2,985,687	173,200
Stryker Corp.	2,654,721	147,762
Becton Dickinson and Co.	1,832,195	143,937
Cigna Corp.	2,647,745	124,894
Agilent Technologies Inc.	3,199,304	123,013
Cardinal Health Inc.	3,131,647	122,040
Aetna Inc.	3,068,501	121,513
St. Jude Medical Inc.	2,882,850	121,454
* Edwards Lifesciences Corp.	1,062,472	114,078
Zimmer Holdings Inc.	1,604,004	108,463
Humana Inc.	1,484,847	104,162
* Cerner Corp.	1,336,019	103,421
* Watson Pharmaceuticals Inc.	1,172,003	99,808
Perrigo Co.	806,990	93,748
Quest Diagnostics Inc.	1,457,632	92,458
* Mylan Inc.	3,726,807	90,934
AmerisourceBergen Corp. Class A	2,310,520	89,440
* Laboratory Corp. of America Holdings	880,610	81,430
* DaVita Inc.	781,654	80,987
* Life Technologies Corp.	1,609,455	78,670
* Forest Laboratories Inc.	2,146,703	76,444
CR Bard Inc.	715,758	74,904
* Boston Scientific Corp.	13,028,669	74,785
* Waters Corp.	805,540	67,126
* Varian Medical Systems Inc.	1,016,564	61,319
* CareFusion Corp.	2,037,636	57,848
Coventry Health Care Inc.	1,229,069	51,240
* Hospira Inc.	1,516,092	49,758
DENTSPLY International Inc.	1,301,843	49,652
PerkinElmer Inc.	1,047,437	30,868
Patterson Cos. Inc.	780,070	26,710
* Tenet Healthcare Corp.	3,826,406	23,992
		14,194,120
Industrials (9.8%)
General Electric Co.	96,947,899	2,201,687
United Technologies Corp.	7,701,920	602,983
3M Co.	5,839,606	539,696
Union Pacific Corp.	4,348,540	516,172
Caterpillar Inc.	5,998,184	516,084
United Parcel Service Inc. Class B	6,600,001	472,362
Boeing Co.	6,212,405	432,508
Honeywell International Inc.	7,167,001	428,228
Emerson Electric Co.	6,678,085	322,351
Deere & Co.	3,596,068	296,640
Danaher Corp.	5,363,073	295,773
Tyco International Ltd.	4,222,478	237,557
Illinois Tool Works Inc.	3,960,108	235,508
Lockheed Martin Corp.	2,472,301	230,863
FedEx Corp.	2,681,119	226,876
Precision Castparts Corp.	1,334,617	217,996
General Dynamics Corp.	3,044,657	201,313
CSX Corp.	9,548,934	198,140
Norfolk Southern Corp.	2,933,628	186,667
Raytheon Co.	3,048,493	174,252
Northrop Grumman Corp.	2,269,732	150,778
Cummins Inc.	1,625,891	149,923
Eaton Corp.	3,099,816	146,497

PACCAR Inc.	3,245,872	129,916
Waste Management Inc.	4,000,852	128,347
Ingersoll-Rand plc	2,632,143	117,973
Stanley Black & Decker Inc.	1,543,652	117,703
Parker Hannifin Corp.	1,372,201	114,689
WW Grainger Inc.	550,314	114,669
Cooper Industries plc	1,467,659	110,163
Fastenal Co.	2,474,453	106,377
Dover Corp.	1,678,545	99,857
Roper Industries Inc.	898,118	98,694
Rockwell Automation Inc.	1,295,994	90,136
C.H. Robinson Worldwide Inc.	1,482,662	86,810
Fluor Corp.	1,533,076	86,282
Republic Services Inc. Class A	2,750,065	75,654
* Stericycle Inc.	786,471	71,191
Expeditors International of Washington Inc.	1,933,206	70,291
Rockwell Collins Inc.	1,305,176	70,010
Pall Corp.	1,066,969	67,742
Textron Inc.	2,579,570	67,507
L-3 Communications Holdings Inc.	886,575	63,576
Flowserve Corp.	469,465	59,969
Southwest Airlines Co.	6,822,583	59,834
Joy Global Inc.	972,164	54,500
Equifax Inc.	1,100,612	51,267
Masco Corp.	3,278,846	49,347
* Quanta Services Inc.	1,956,879	48,335
* Jacobs Engineering Group Inc.	1,191,314	48,165
Iron Mountain Inc.	1,386,794	47,304
Xylem Inc.	1,704,083	42,858
Cintas Corp.	987,460	40,930
Snap-on Inc.	534,005	38,379
Robert Half International Inc.	1,302,003	34,672
Dun & Bradstreet Corp.	412,141	32,815
Avery Dennison Corp.	931,541	29,642
^ Pitney Bowes Inc.	1,842,251	25,460
* Pentair Inc.	554,535	24,682
Ryder System Inc.	469,463	18,337
^ RR Donnelley & Sons Co.	1,655,494	17,548
Pentair Ltd.	236,074	10,508
		11,602,993
Information Technology (20.0%)
Apple Inc.	8,606,953	5,743,075
Microsoft Corp.	69,276,253	2,063,047
International Business Machines Corp.	9,863,028	2,046,085
* Google Inc. Class A	2,432,194	1,835,090
Oracle Corp.	34,966,979	1,101,110
Intel Corp.	45,935,935	1,041,827
QUALCOMM Inc.	15,639,628	977,320
Cisco Systems Inc.	48,571,641	927,233
Visa Inc. Class A	4,799,015	644,412
* EMC Corp.	19,269,830	525,488
* eBay Inc.	10,649,012	515,519
Mastercard Inc. Class A	985,466	444,918
Accenture plc Class A	5,828,544	408,173
Hewlett-Packard Co.	18,052,649	307,978
Texas Instruments Inc.	10,446,553	287,802
Automatic Data Processing Inc.	4,448,589	260,954

*	Cognizant Technology Solutions Corp. Class A	2,741,244	191,668
	Corning Inc.	13,671,663	179,782
*	Salesforce.com Inc.	1,174,141	179,280
	Broadcom Corp. Class A	4,721,958	163,285
*	Yahoo! Inc.	9,571,518	152,905
	Intuit Inc.	2,534,554	149,234
*	Adobe Systems Inc.	4,515,292	146,566
	TE Connectivity Ltd.	3,928,102	133,595
	Motorola Solutions Inc.	2,628,742	132,883
	Dell Inc.	13,378,270	131,910
*	Citrix Systems Inc.	1,716,728	131,450
	Applied Materials Inc.	11,362,243	126,859
*	Teradata Corp.	1,548,107	116,743
*	Symantec Corp.	6,454,235	116,176
*	NetApp Inc.	3,335,905	109,685
	Analog Devices Inc.	2,744,502	107,557
*	Red Hat Inc.	1,772,338	100,917
	Western Union Co.	5,530,870	100,772
	Seagate Technology plc	3,246,385	100,638
	Altera Corp.	2,937,468	99,830
	Paychex Inc.	2,964,378	98,684
*	SanDisk Corp.	2,217,308	96,298
*	Fiserv Inc.	1,245,744	92,222
	Xerox Corp.	12,002,284	88,097
	Amphenol Corp. Class A	1,478,186	87,036
*	Juniper Networks Inc.	4,835,041	82,728
	CA Inc.	3,143,716	80,998
	Xilinx Inc.	2,407,203	80,425
	Western Digital Corp.	2,043,202	79,133
*	F5 Networks Inc.	725,635	75,974
*	NVIDIA Corp.	5,687,844	75,876
	KLA-Tencor Corp.	1,528,917	72,937
	Fidelity National Information Services Inc.	2,299,315	71,785
*	VeriSign Inc.	1,435,962	69,917
*	Autodesk Inc.	2,083,417	69,524
	Linear Technology Corp.	2,114,298	67,340
*	Akamai Technologies Inc.	1,628,070	62,290
	Microchip Technology Inc.	1,778,468	58,227
*	Micron Technology Inc.	9,342,705	55,916
*	BMC Software Inc.	1,346,980	55,886
	Harris Corp.	1,039,743	53,256
*	Lam Research Corp.	1,673,894	53,205
	Computer Sciences Corp.	1,426,284	45,941
*	Electronic Arts Inc.	2,923,400	37,098
*	LSI Corp.	5,119,251	35,374
	Total System Services Inc.	1,485,058	35,196
	Molex Inc.	1,260,198	33,118
	Jabil Circuit Inc.	1,716,909	32,140
	SAIC Inc.	2,605,089	31,365
	FLIR Systems Inc.	1,386,814	27,702
*	JDS Uniphase Corp.	2,129,390	26,372
*	Teradyne Inc.	1,722,025	24,487
*	Advanced Micro Devices Inc.	5,522,076	18,609
^,* First Solar Inc.		551,034	12,203
	Lexmark International Inc. Class A	74,237	1,652
	Molex Inc. Class A	4,051	88
			23,790,865

Materials (3.5%)
Monsanto Co.	4,893,451	445,402
EI du Pont de Nemours & Co.	8,542,441	429,429
Freeport-McMoRan Copper & Gold Inc.	8,715,767	344,970
Dow Chemical Co.	11,000,690	318,580
Praxair Inc.	2,737,815	284,404
Newmont Mining Corp.	4,555,654	255,162
PPG Industries Inc.	1,401,948	161,000
LyondellBasell Industries NV Class A	3,114,667	160,904
Air Products & Chemicals Inc.	1,943,875	160,758
Ecolab Inc.	2,417,125	156,654
Mosaic Co.	2,539,224	146,285
International Paper Co.	4,015,484	145,842
CF Industries Holdings Inc.	575,659	127,934
Sherwin-Williams Co.	782,228	116,482
Nucor Corp.	2,914,891	111,524
Alcoa Inc.	9,795,941	86,694
Eastman Chemical Co.	1,404,143	80,050
Sigma-Aldrich Corp.	1,108,840	79,803
FMC Corp.	1,260,888	69,828
Ball Corp.	1,420,688	60,109
Vulcan Materials Co.	1,188,110	56,198
Airgas Inc.	636,638	52,395
Cliffs Natural Resources Inc.	1,308,388	51,197
MeadWestvaco Corp.	1,594,098	48,779
International Flavors & Fragrances Inc.	748,181	44,577
Allegheny Technologies Inc.	984,058	31,391
Bemis Co. Inc.	948,303	29,843
* Owens-Illinois Inc.	1,515,657	28,434
United States Steel Corp.	1,324,724	25,263
Sealed Air Corp.	1,604,387	24,804
Titanium Metals Corp.	675,017	8,660
		4,143,355
Telecommunication Services (3.3%)
AT&T Inc.	52,969,031	1,996,933
Verizon Communications Inc.	26,157,525	1,191,998
CenturyLink Inc.	5,717,050	230,969
* Crown Castle International Corp.	2,690,583	172,466
* Sprint Nextel Corp.	27,548,515	152,068
^ Windstream Corp.	5,398,795	54,582
^ Frontier Communications Corp.	9,168,225	44,924
* MetroPCS Communications Inc.	2,903,110	33,995
		3,877,935
Utilities (3.5%)
Duke Energy Corp.	6,465,087	418,938
Southern Co.	8,032,161	370,202
Exelon Corp.	7,837,286	278,851
Dominion Resources Inc.	5,264,365	278,696
NextEra Energy Inc.	3,881,696	273,000
American Electric Power Co. Inc.	4,452,309	195,634
FirstEnergy Corp.	3,839,972	169,343
PG&E Corp.	3,915,713	167,083
Consolidated Edison Inc.	2,689,308	161,063
PPL Corp.	5,332,161	154,899
Public Service Enterprise Group Inc.	4,645,410	149,489
Edison International	2,991,551	136,684

	Sempra Energy			2,063,875	133,099
	Xcel Energy Inc.			4,476,620	124,047
	Entergy Corp.			1,628,107	112,828
	Northeast Utilities			2,881,270	110,151
	DTE Energy Co.			1,577,084	94,530
	ONEOK Inc.			1,882,516	90,944
	CenterPoint Energy Inc.			3,924,225	83,586
	Wisconsin Energy Corp.			2,115,948	79,708
	Ameren Corp.			2,227,841	72,784
	NiSource Inc.			2,615,932	66,654
*	AES Corp.			5,700,274	62,532
	SCANA Corp.			1,205,549	58,192
	CMS Energy Corp.			2,433,099	57,299
	Pinnacle West Capital Corp.			1,005,875	53,110
	NRG Energy Inc.			2,092,046	44,749
	AGL Resources Inc.			1,078,997	44,142
	Pepco Holdings Inc.			2,101,558	39,719
	Integrys Energy Group Inc.			715,379	37,343
	TECO Energy Inc.			1,869,265	33,161
					4,152,460
Total Common Stocks (Cost $77,612,590)					118,272,295
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund		0.163%		488,793,500	488,794

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.135%	12/12/12	3,000	2,999
[5,6] Federal Home Loan Bank Discount Notes		0.155%	10/19/12	5,000	5,000
[5,6] Federal Home Loan Bank Discount Notes		0.130%	12/26/12	3,000	2,999
[4,5] Freddie Mac Discount Notes		0.130%	11/6/12	7,000	6,999
[4,5] Freddie Mac Discount Notes		0.140%	11/13/12	2,500	2,500
[4,5] Freddie Mac Discount Notes		0.170%	12/17/12	6,000	5,998
5	United States Treasury Note/Bond	0.375%-3.875%	10/31/12	5,000	5,009
5	United States Treasury Note/Bond	1.375%-4.000%	11/15/12	4,000	4,015
5	United States Treasury Note/Bond	0.625%	12/31/12	5,000	5,006
					40,525
Total Temporary Cash Investments (Cost $529,318)					529,319
Total Investments (100.1%) (Cost $78,141,908)					118,801,614
Other Assets and Liabilities-Net (-0.1%)[3]					(146,205)
Net Assets (100%)					118,655,409

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $71,687,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $79,191,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 Securities with a value of $40,525,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	118,272,295	—	—
Temporary Cash Investments	488,794	40,525	—
Futures Contracts—Assets[1]	173	—	—
Futures Contracts—Liabilities[1]	(2,243)	—	—
Total	118,759,019	40,525	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

500 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	1,109	397,632	(6,302)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $78,141,908,000. Net unrealized appreciation of investment securities for tax purposes was $40,659,706,000, consisting of unrealized gains of $49,514,202,000 on securities that had risen in value since their purchase and $8,854,496,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (16.4%)
* General Motors Co.	6,241,074	141,984
Las Vegas Sands Corp.	2,879,973	133,544
* Liberty Media Corp. - Liberty Capital Class A	905,618	94,338
* Dollar General Corp.	1,809,006	93,236
* Sirius XM Radio Inc.	31,190,164	81,094
* Delphi Automotive plc	2,480,642	76,900
* Liberty Global Inc.	1,351,290	76,240
PetSmart Inc.	880,286	60,722
Tractor Supply Co.	576,824	57,042
DISH Network Corp. Class A	1,854,988	56,781
PVH Corp.	574,064	53,801
Ulta Salon Cosmetics & Fragrance Inc.	476,131	45,854
* LKQ Corp.	2,410,855	44,601
Foot Locker Inc.	1,228,811	43,623
Polaris Industries Inc.	518,386	41,922
* Liberty Global Inc. Class A	684,495	41,583
Advance Auto Parts Inc.	596,627	40,833
Dick's Sporting Goods Inc.	785,464	40,726
* Toll Brothers Inc.	1,220,566	40,559
* Panera Bread Co. Class A	229,143	39,158
* Mohawk Industries Inc.	472,555	37,814
* TRW Automotive Holdings Corp.	829,470	36,256
* Under Armour Inc. Class A	628,943	35,114
Royal Caribbean Cruises Ltd.	1,159,263	35,021
* NVR Inc.	39,328	33,213
* MGM Resorts International	3,023,381	32,501
Jarden Corp.	610,835	32,277
Signet Jewelers Ltd.	658,340	32,101
* Sally Beauty Holdings Inc.	1,274,019	31,965
Williams-Sonoma Inc.	710,856	31,256
Lear Corp.	814,918	30,796
American Eagle Outfitters Inc.	1,455,972	30,692
* Charter Communications Inc. Class A	370,000	27,776
Six Flags Entertainment Corp.	432,075	25,406
* Hanesbrands Inc.	794,206	25,319
GNC Holdings Inc. Class A	641,169	24,986
Chico's FAS Inc.	1,350,855	24,464
Tupperware Brands Corp.	453,333	24,294
Service Corp. International	1,748,610	23,536
* Penn National Gaming Inc.	540,928	23,314
* Carter's Inc.	412,776	22,224
* Ascena Retail Group Inc.	1,002,528	21,504
Brinker International Inc.	601,565	21,235
* AMC Networks Inc. Class A	471,698	20,528
* Cabela's Inc.	375,160	20,514
Gentex Corp.	1,189,387	20,231
* Madison Square Garden Co. Class A	497,979	20,054
* Visteon Corp.	428,706	19,060
Cinemark Holdings Inc.	833,629	18,698

* Hyatt Hotels Corp. Class A	458,570	18,412
Dillard's Inc. Class A	249,075	18,013
Wolverine World Wide Inc.	405,864	18,008
John Wiley & Sons Inc. Class A	389,217	17,885
DSW Inc. Class A	261,265	17,432
Sotheby's	552,562	17,406
Domino's Pizza Inc.	461,443	17,396
Vail Resorts Inc.	300,503	17,324
Dunkin' Brands Group Inc.	591,876	17,280
* Warnaco Group Inc.	332,616	17,263
Rent-A-Center Inc.	480,394	16,852
* Bally Technologies Inc.	337,198	16,654
* Lamar Advertising Co. Class A	448,278	16,613
Brunswick Corp.	729,082	16,499
Pier 1 Imports Inc.	879,190	16,476
*,
Sears Holdings Corp.	293,112	16,265
* Gaylord Entertainment Co.	407,678	16,116
Aaron's Inc.	573,736	15,956
Pool Corp.	380,081	15,804
*,
Tesla Motors Inc.	536,608	15,712
Dana Holding Corp.	1,230,773	15,139
* Life Time Fitness Inc.	325,767	14,901
HSN Inc.	303,439	14,884
* Tempur-Pedic International Inc.	496,332	14,835
* ANN Inc.	385,108	14,530
Cheesecake Factory Inc.	406,345	14,527
* Select Comfort Corp.	457,839	14,445
* Steven Madden Ltd.	329,146	14,390
* Vitamin Shoppe Inc.	245,729	14,331
* Tenneco Inc.	505,965	14,167
Men's Wearhouse Inc.	388,109	13,363
* Buffalo Wild Wings Inc.	154,688	13,263
* Genesco Inc.	198,088	13,218
Cracker Barrel Old Country Store Inc.	194,020	13,021
* Hibbett Sports Inc.	218,885	13,013
Thor Industries Inc.	352,568	12,805
Guess? Inc.	498,936	12,683
MDC Holdings Inc.	316,247	12,179
Morningstar Inc.	194,318	12,172
* Crocs Inc.	750,054	12,158
* Children's Place Retail Stores Inc.	202,313	12,139
* Coinstar Inc.	261,227	11,750
^ Weight Watchers International Inc.	222,181	11,731
* Fifth & Pacific Cos. Inc.	906,621	11,587
* DreamWorks Animation SKG Inc. Class A	595,918	11,460
* Lumber Liquidators Holdings Inc.	222,429	11,273
* Jos A Bank Clothiers Inc.	232,106	11,253
Ryland Group Inc.	371,916	11,157
* Collective Brands Inc.	511,041	11,095
*,
Deckers Outdoor Corp.	301,499	11,047
* Express Inc.	743,077	11,012
DeVry Inc.	472,400	10,752
*,
Groupon Inc.	2,207,177	10,506

Group 1 Automotive Inc.	174,223	10,493
Wendy's Co.	2,289,405	10,417
Penske Automotive Group Inc.	345,534	10,397
* Jack in the Box Inc.	368,726	10,365
^ Buckle Inc.	227,793	10,349
^ Meredith Corp.	293,278	10,265
* Iconix Brand Group Inc.	555,143	10,126
Cooper Tire & Rubber Co.	519,639	9,967
* New York Times Co. Class A	1,012,775	9,885
* Live Nation Entertainment Inc.	1,146,805	9,874
* Meritage Homes Corp.	251,468	9,563
Hillenbrand Inc.	522,006	9,495
Finish Line Inc. Class A	413,832	9,411
* BJ's Restaurants Inc.	203,071	9,209
* Aeropostale Inc.	678,589	9,181
^ Regal Entertainment Group Class A	640,244	9,008
Bob Evans Farms Inc.	228,525	8,942
Regis Corp.	480,930	8,840
* Francesca's Holdings Corp.	283,608	8,715
KB Home	601,616	8,633
*,
Saks Inc.	833,664	8,595
*,
Pandora Media Inc.	769,984	8,431
* Helen of Troy Ltd.	264,434	8,417
Arbitron Inc.	221,882	8,409
Monro Muffler Brake Inc.	237,197	8,347
* Marriott Vacations Worldwide Corp.	228,882	8,244
Texas Roadhouse Inc. Class A	479,467	8,199
* Valassis Communications Inc.	331,453	8,184
* Peet's Coffee & Tea Inc.	110,484	8,103
* Grand Canyon Education Inc.	344,297	8,101
Jones Group Inc.	620,798	7,990
^ Sturm Ruger & Co. Inc.	159,668	7,902
* Shutterfly Inc.	249,671	7,770
* Papa John's International Inc.	144,253	7,705
National CineMedia Inc.	467,855	7,659
* WMS Industries Inc.	461,041	7,552
* Shuffle Master Inc.	466,068	7,369
* DineEquity Inc.	131,440	7,361
* Asbury Automotive Group Inc.	263,259	7,358
Choice Hotels International Inc.	226,878	7,258
Matthews International Corp. Class A	236,836	7,062
* Dorman Products Inc.	219,184	6,906
* Orient-Express Hotels Ltd. Class A	755,298	6,722
Scholastic Corp.	210,731	6,697
Churchill Downs Inc.	105,550	6,620
Oxford Industries Inc.	116,240	6,562
* Burger King Worldwide Inc.	468,158	6,526
Cato Corp. Class A	219,171	6,512
* Pinnacle Entertainment Inc.	521,897	6,393
^ Strayer Education Inc.	99,112	6,378
* La-Z-Boy Inc.	431,946	6,319
* Skechers U.S.A. Inc. Class A	309,111	6,306
Interval Leisure Group Inc.	327,639	6,202
* K12 Inc.	303,449	6,130
* HomeAway Inc.	260,687	6,113

* Standard Pacific Corp.	902,206	6,099
* Office Depot Inc.	2,357,268	6,035
Sonic Automotive Inc. Class A	315,879	5,995
* American Axle & Manufacturing Holdings Inc.	530,938	5,984
* Smith & Wesson Holding Corp.	541,033	5,957
Belo Corp. Class A	755,513	5,916
International Speedway Corp. Class A	207,767	5,894
Lithia Motors Inc. Class A	171,129	5,700
* Ascent Capital Group Inc. Class A	103,282	5,578
OfficeMax Inc.	704,275	5,500
Columbia Sportswear Co.	101,422	5,477
* American Public Education Inc.	150,278	5,475
Stage Stores Inc.	258,546	5,445
* Steiner Leisure Ltd.	114,490	5,330
Brown Shoe Co. Inc.	332,011	5,322
^ American Greetings Corp. Class A	316,235	5,313
Stewart Enterprises Inc. Class A	631,318	5,300
* Zumiez Inc.	183,108	5,078
^ Allison Transmission Holdings Inc.	250,835	5,047
* iRobot Corp.	219,985	5,007
* AFC Enterprises Inc.	203,387	5,003
Movado Group Inc.	148,194	4,997
Ameristar Casinos Inc.	274,070	4,878
Sinclair Broadcast Group Inc. Class A	433,902	4,864
* Drew Industries Inc.	160,032	4,835
Ethan Allen Interiors Inc.	216,946	4,755
CEC Entertainment Inc.	153,220	4,615
Core-Mark Holding Co. Inc.	95,437	4,591
True Religion Apparel Inc.	215,109	4,588
* Sonic Corp.	444,968	4,570
Fred's Inc. Class A	318,035	4,526
Pep Boys-Manny Moe & Jack	440,054	4,480
* Biglari Holdings Inc.	12,010	4,384
* Arctic Cat Inc.	105,679	4,381
*,
Barnes & Noble Inc.	341,317	4,362
* Krispy Kreme Doughnuts Inc.	533,905	4,234
* Denny's Corp.	870,485	4,222
* Quiksilver Inc.	1,271,196	4,220
* G-III Apparel Group Ltd.	117,343	4,213
* Beazer Homes USA Inc.	1,182,542	4,198
* Capella Education Co.	118,390	4,151
*,
Blue Nile Inc.	110,666	4,105
*,
ITT Educational Services Inc.	127,213	4,100
* Maidenform Brands Inc.	196,903	4,033
* Scientific Games Corp. Class A	486,705	4,025
*,
Vera Bradley Inc.	166,336	3,967
* rue21 inc	122,279	3,809
* Ruby Tuesday Inc.	514,108	3,727
* Red Robin Gourmet Burgers Inc.	112,220	3,654
* Multimedia Games Holding Co. Inc.	217,511	3,421
Hot Topic Inc.	393,020	3,419
* Boyd Gaming Corp.	467,845	3,303
Superior Industries International Inc.	192,397	3,288

* M/I Homes Inc.	167,502	3,239
* LeapFrog Enterprises Inc.	358,288	3,232
* Winnebago Industries Inc.	244,199	3,084
* Tumi Holdings Inc.	130,565	3,074
Callaway Golf Co.	492,688	3,025
Standard Motor Products Inc.	163,849	3,018
*,
Tile Shop Holdings Inc.	206,808	2,974
* Conn's Inc.	134,512	2,966
Harte-Hanks Inc.	423,105	2,932
* America's Car-Mart Inc.	63,772	2,900
Nutrisystem Inc.	268,602	2,828
* Modine Manufacturing Co.	379,764	2,803
* EW Scripps Co. Class A	262,621	2,797
JAKKS Pacific Inc.	191,239	2,786
Blyth Inc.	102,121	2,654
* Exide Technologies	849,891	2,635
* Fuel Systems Solutions Inc.	151,014	2,596
*,
Digital Generation Inc.	224,133	2,546
* Gentherm Inc.	203,032	2,526
Shoe Carnival Inc.	106,635	2,509
Destination Maternity Corp.	130,958	2,449
Haverty Furniture Cos. Inc.	174,732	2,425
Universal Technical Institute Inc.	176,558	2,419
PetMed Express Inc.	237,900	2,389
World Wrestling Entertainment Inc. Class A	291,291	2,345
* Wet Seal Inc. Class A	723,572	2,279
* Fiesta Restaurant Group Inc.	140,488	2,230
* Libbey Inc.	140,098	2,211
^ RadioShack Corp.	922,324	2,195
* Universal Electronics Inc.	124,689	2,192
Big 5 Sporting Goods Corp.	217,136	2,161
Speedway Motorsports Inc.	138,932	2,140
* Cavco Industries Inc.	46,289	2,124
Clear Channel Outdoor Holdings Inc. Class A	340,522	2,036
* Five Below Inc.	51,432	2,010
* Rentrak Corp.	114,773	1,943
* Stein Mart Inc.	227,491	1,936
Marcus Corp.	174,026	1,932
* Hovnanian Enterprises Inc. Class A	556,738	1,926
* Tuesday Morning Corp.	292,240	1,914
* Town Sports International Holdings Inc.	151,632	1,876
* Steinway Musical Instruments Inc.	76,962	1,875
* Career Education Corp.	483,701	1,824
* Unifi Inc.	141,528	1,814
* Ruth's Hospitality Group Inc.	284,730	1,814
* Caribou Coffee Co. Inc.	130,125	1,787
* Federal-Mogul Corp.	185,186	1,694
* Saga Communications Inc. Class A	41,637	1,687
* Overstock.com Inc.	161,966	1,678
* Perry Ellis International Inc.	74,807	1,650
*,
Bridgepoint Education Inc.	161,664	1,641
* Journal Communications Inc. Class A	314,695	1,636
Spartan Motors Inc.	322,625	1,613
* Corinthian Colleges Inc.	672,353	1,600

* Kirkland's Inc.	155,873	1,548
* VOXX International Corp. Class A	205,018	1,534
* Zagg Inc.	179,266	1,529
* Nexstar Broadcasting Group Inc. Class A	142,699	1,515
* MarineMax Inc.	181,578	1,505
Ambassadors Group Inc.	271,886	1,468
* Citi Trends Inc.	116,740	1,466
* Morgans Hotel Group Co.	224,117	1,439
* Fisher Communications Inc.	38,819	1,427
* Zale Corp.	204,966	1,414
* Cumulus Media Inc. Class A	477,426	1,308
Cherokee Inc.	89,643	1,305
Bassett Furniture Industries Inc.	102,310	1,274
* Bravo Brio Restaurant Group Inc.	87,274	1,270
Weyco Group Inc.	50,898	1,239
*,
Mattress Firm Holding Corp.	43,900	1,236
Lifetime Brands Inc.	101,660	1,211
* LIN TV Corp. Class A	268,677	1,182
* Carmike Cinemas Inc.	104,726	1,178
bebe stores inc	244,309	1,173
CSS Industries Inc.	56,771	1,167
* Pacific Sunwear of California Inc.	464,513	1,161
* Stoneridge Inc.	231,241	1,149
* Casual Male Retail Group Inc.	246,387	1,141
AH Belo Corp. Class A	233,064	1,126
RG Barry Corp.	75,240	1,109
Flexsteel Industries Inc.	53,373	1,105
*,
hhgregg Inc.	159,657	1,102
Marine Products Corp.	184,176	1,098
* Luby's Inc.	161,382	1,086
Christopher & Banks Corp.	309,051	1,085
Strattec Security Corp.	50,676	1,079
* Isle of Capri Casinos Inc.	148,818	1,034
* Rocky Brands Inc.	89,284	1,031
* West Marine Inc.	96,752	1,028
*,
Dex One Corp.	802,143	1,003
*,
Skullcandy Inc.	71,227	979
* MTR Gaming Group Inc.	232,053	977
Mac-Gray Corp.	72,024	966
Culp Inc.	81,545	959
Carriage Services Inc. Class A	98,455	952
Hooker Furniture Corp.	73,115	950
* Entercom Communications Corp. Class A	134,221	921
Tandy Leather Factory Inc.	173,075	917
* Jamba Inc.	405,839	905
* Systemax Inc.	76,163	899
* Famous Dave's Of America Inc.	94,060	895
*,
Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012	318,674	867
*,
Caesars Entertainment Corp.	123,532	840
* 1-800-Flowers.com Inc. Class A	225,149	840
Collectors Universe	59,701	838

* Full House Resorts Inc.	222,501	834
* Carrols Restaurant Group Inc.	140,629	810
^ Bon-Ton Stores Inc.	85,107	809
Martha Stewart Living Omnimedia Class A	262,978	807
Winmark Corp.	14,711	796
Entravision Communications Corp. Class A	581,230	779
* Red Lion Hotels Corp.	123,596	772
* Rick's Cabaret International Inc.	93,202	772
* Geeknet Inc.	39,271	760
Lincoln Educational Services Corp.	179,325	753
* McClatchy Co. Class A	335,741	749
* K-Swiss Inc. Class A	218,229	749
* Body Central Corp.	70,799	740
* New York & Co. Inc.	189,432	710
Ark Restaurants Corp.	42,283	709
* Trans World Entertainment Corp.	194,851	709
* Black Diamond Inc.	80,322	704
* Coldwater Creek Inc.	844,692	701
* Gaiam Inc. Class A	198,738	694
* Nautilus Inc.	258,523	677
Shiloh Industries Inc.	59,757	670
* Ballantyne Strong Inc.	159,759	665
* Joe's Jeans Inc.	612,767	662
* Charles & Colvard Ltd.	179,486	648
* Beasley Broadcasting Group Inc. Class A	130,678	638
* Nathan's Famous Inc.	20,071	631
Frisch's Restaurants Inc.	31,659	628
Dover Downs Gaming & Entertainment Inc.	243,855	607
* Emmis Communications Corp. Class A	301,213	605
* Tilly's Inc. Class A	32,700	599
*,
Education Management Corp.	190,783	593
* Delta Apparel Inc.	43,044	593
Outdoor Channel Holdings Inc.	81,230	591
* Sealy Corp.	268,101	584
* Media General Inc. Class A	112,740	584
* Monarch Casino & Resort Inc.	66,625	580
Escalade Inc.	105,152	563
* Crown Media Holdings Inc. Class A	335,758	561
* Learning Tree International Inc.	110,081	560
* Gordmans Stores Inc.	29,057	536
* Furniture Brands International Inc.	356,226	517
* Emerson Radio Corp.	246,030	508
* Valuevision Media Inc. Class A	214,455	504
* Orbitz Worldwide Inc.	197,059	503
* Insignia Systems Inc.	291,212	498
* Dixie Group Inc.	132,074	479
* Stanley Furniture Co. Inc.	94,854	462
* Hollywood Media Corp.	326,524	457
* Vitacost.com Inc.	66,827	453
Gaming Partners International Corp.	69,066	439
* Perfumania Holdings Inc.	59,718	430
* ReachLocal Inc.	34,250	430
* Teavana Holdings Inc.	32,537	424
* Premier Exhibitions Inc.	178,455	423
Williams Controls Inc.	39,737	417
* Kona Grill Inc.	44,367	397

* Build-A-Bear Workshop Inc.	98,599	385
* Johnson Outdoors Inc. Class A	17,506	374
* Skyline Corp.	68,938	373
* SuperMedia Inc.	138,109	367
*,
American Apparel Inc.	234,118	361
* Cache Inc.	112,504	357
* Navarre Corp.	226,028	353
Einstein Noah Restaurant Group Inc.	19,920	352
*,
UQM Technologies Inc.	302,115	350
* Century Casinos Inc.	130,616	346
* Dover Motorsports Inc.	242,923	338
* Tower International Inc.	42,997	332
* Harris Interactive Inc.	204,712	299
* Books-A-Million Inc.	101,558	298
* Reading International Inc. Class A	50,208	296
* Heelys Inc.	159,516	287
* Lakes Entertainment Inc.	128,112	273
* Motorcar Parts of America Inc.	56,445	273
* Kid Brands Inc.	176,035	269
*,
School Specialty Inc.	109,842	253
* Cobra Electronics Corp.	49,421	251
* ALCO Stores Inc.	34,995	244
* Spanish Broadcasting System Inc.	73,134	238
* Nobility Homes Inc.	40,811	225
* Forward Industries Inc.	190,865	223
Superior Uniform Group Inc.	17,995	216
* Summer Infant Inc.	115,095	213
* Gray Television Inc.	89,453	204
* Chuy's Holdings Inc.	8,000	196
*,
Dial Global Inc.	69,524	188
*,
LodgeNet Interactive Corp.	268,738	175
* CafePress Inc.	18,473	168
*,
Empire Resorts Inc.	99,968	166
* Bidz.com Inc.	208,755	161
* Cambium Learning Group Inc.	117,787	117
* US Auto Parts Network Inc.	29,615	102
* Cosi Inc.	126,640	98
* Appliance Recycling Centers of America Inc.	24,098	80
* Radio One Inc. Class A	93,623	76
* Comstock Homebuilding Cos. Inc. Class A	53,640	69
* NTN Buzztime Inc.	287,989	60
* Cybex International Inc.	39,150	56
* SPAR Group Inc.	33,227	55
* Bluefly Inc.	46,269	46
* Entertainment Gaming Asia Inc.	17,721	36
* Quantum Fuel Systems Technologies Worldwide Inc.	41,851	33
* Nevada Gold & Casinos Inc.	30,913	27
* dELiA*s Inc.	17,892	25
* Radio One Inc.	25,533	21
* Meade Instruments Corp.	4,548	15
* Hallwood Group Inc.	1,737	13

* Sport Chalet Inc. Class A	5,160	7
* Enova Systems Inc.	13,800	1
		3,775,562
Consumer Staples (3.4%)
Bunge Ltd.	1,188,447	79,685
Church & Dwight Co. Inc.	1,132,789	61,159
Herbalife Ltd.	910,086	43,138
Energizer Holdings Inc.	524,075	39,101
Ingredion Inc.	619,883	34,193
* Ralcorp Holdings Inc.	449,271	32,797
Hillshire Brands Co.	966,597	25,885
*,
Green Mountain Coffee Roasters Inc.	1,050,405	24,947
* Hain Celestial Group Inc.	371,908	23,430
* United Natural Foods Inc.	397,835	23,253
* Smithfield Foods Inc.	1,104,874	21,711
* Fresh Market Inc.	331,791	19,901
Flowers Foods Inc.	940,844	18,986
Casey's General Stores Inc.	317,663	18,151
* Darling International Inc.	959,928	17,557
Nu Skin Enterprises Inc. Class A	434,243	16,862
* TreeHouse Foods Inc.	299,865	15,743
Harris Teeter Supermarkets Inc.	404,205	15,699
B&G Foods Inc. Class A	403,464	12,229
PriceSmart Inc.	153,524	11,625
Lancaster Colony Corp.	157,658	11,548
Universal Corp.	193,910	9,874
Snyders-Lance Inc.	391,684	9,792
* Elizabeth Arden Inc.	205,337	9,700
Vector Group Ltd.	492,777	8,175
* Post Holdings Inc.	266,448	8,009
Fresh Del Monte Produce Inc.	311,603	7,977
* Boston Beer Co. Inc. Class A	71,012	7,951
Spectrum Brands Holdings Inc.	184,259	7,372
Sanderson Farms Inc.	163,217	7,242
* Prestige Brands Holdings Inc.	421,272	7,145
J&J Snack Foods Corp.	121,223	6,950
* Rite Aid Corp.	5,471,494	6,402
WD-40 Co.	120,771	6,357
* Smart Balance Inc.	491,949	5,943
Tootsie Roll Industries Inc.	202,708	5,469
Cal-Maine Foods Inc.	120,297	5,406
* Susser Holdings Corp.	147,248	5,326
Andersons Inc.	140,834	5,304
* Central Garden and Pet Co. Class A	416,350	5,030
^ SUPERVALU Inc.	2,013,095	4,852
Weis Markets Inc.	94,628	4,006
* Medifast Inc.	144,805	3,787
* Dole Food Co. Inc.	266,891	3,744
*,
Star Scientific Inc.	1,058,071	3,661
^ Diamond Foods Inc.	183,780	3,459
* Pilgrim's Pride Corp.	663,401	3,390
Spartan Stores Inc.	211,861	3,244
Calavo Growers Inc.	113,816	2,845
* Annie's Inc.	61,464	2,756
* Chiquita Brands International Inc.	356,620	2,725

* Schiff Nutrition International Inc.	111,650	2,701
* Pantry Inc.	181,313	2,638
Inter Parfums Inc.	134,214	2,456
Coca-Cola Bottling Co. Consolidated	35,197	2,397
* Alliance One International Inc.	716,492	2,314
* USANA Health Sciences Inc.	48,827	2,269
Nash Finch Co.	101,685	2,076
* National Beverage Corp.	131,062	1,987
* Revlon Inc. Class A	123,542	1,907
* Seneca Foods Corp. Class A	59,802	1,786
Ingles Markets Inc. Class A	108,391	1,772
Village Super Market Inc. Class A	47,108	1,732
* Central European Distribution Corp.	571,166	1,628
Rocky Mountain Chocolate Factory Inc.	109,605	1,388
* Nutraceutical International Corp.	77,436	1,220
Oil-Dri Corp. of America	52,194	1,208
Alico Inc.	36,199	1,130
Limoneira Co.	59,884	1,104
Female Health Co.	150,945	1,079
* John B Sanfilippo & Son Inc.	82,011	1,068
United-Guardian Inc.	55,816	1,055
* Omega Protein Corp.	126,528	868
* Harbinger Group Inc.	101,188	853
Lifeway Foods Inc.	86,865	825
Nature's Sunshine Products Inc.	49,551	810
Arden Group Inc.	8,037	780
* Chefs' Warehouse Inc.	46,020	754
* Farmer Bros Co.	73,219	696
Orchids Paper Products Co.	37,259	672
* Natural Alternatives International Inc.	102,101	629
^ Roundy's Inc.	101,693	615
MGP Ingredients Inc.	153,372	586
* Overhill Farms Inc.	118,661	543
* Synutra International Inc.	100,515	464
* Craft Brew Alliance Inc.	54,007	424
* Inventure Foods Inc.	68,541	390
* Physicians Formula Holdings Inc.	76,739	374
* Natural Grocers by Vitamin Cottage Inc.	13,600	304
* S&W Seed Co.	43,914	267
*,
Crumbs Bake Shop Inc.	82,203	198
* IGI Laboratories Inc.	88,519	110
*,
Pizza Inn Holdings Inc.	37,376	110
* Primo Water Corp.	57,942	61
Reliv International Inc.	44,259	57
* Mannatech Inc.	7,432	40
* Crystal Rock Holdings Inc.	12,492	12
		789,850
Energy (6.1%)
* Concho Resources Inc.	848,684	80,413
HollyFrontier Corp.	1,656,352	68,358
Oceaneering International Inc.	877,973	48,508
Core Laboratories NV	384,941	46,763
* Whiting Petroleum Corp.	957,157	45,350
Cimarex Energy Co.	699,720	40,969
* Plains Exploration & Production Co.	1,049,632	39,330

* Oil States International Inc.	445,417	35,393
* Continental Resources Inc.	456,958	35,140
* Dresser-Rand Group Inc.	615,661	33,929
* Cobalt International Energy Inc.	1,435,910	31,978
Energen Corp.	586,972	30,763
SM Energy Co.	534,999	28,949
*,
Ultra Petroleum Corp.	1,244,336	27,350
* Cheniere Energy Inc.	1,744,566	27,128
* Superior Energy Services Inc.	1,278,782	26,241
* McDermott International Inc.	1,918,846	23,448
Energy XXI Bermuda Ltd.	651,145	22,757
* Dril-Quip Inc.	295,991	21,276
World Fuel Services Corp.	592,153	21,087
* Atwood Oceanics Inc.	462,727	21,031
* Rosetta Resources Inc.	430,399	20,616
* Kodiak Oil & Gas Corp.	2,140,999	20,040
* SandRidge Energy Inc.	2,846,125	19,837
Tidewater Inc.	405,490	19,678
Patterson-UTI Energy Inc.	1,234,992	19,562
* Oasis Petroleum Inc.	575,708	16,966
Berry Petroleum Co. Class A	378,909	15,395
Bristow Group Inc.	295,918	14,959
Lufkin Industries Inc.	274,250	14,760
* Helix Energy Solutions Group Inc.	796,526	14,553
* Unit Corp.	347,967	14,441
* SEACOR Holdings Inc.	162,033	13,507
* SemGroup Corp. Class A	348,339	12,836
* Gulfport Energy Corp.	403,214	12,604
Western Refining Inc.	480,872	12,589
Targa Resources Corp.	233,050	11,732
Arch Coal Inc.	1,770,597	11,208
* Exterran Holdings Inc.	540,488	10,961
* Stone Energy Corp.	413,147	10,378
^ CARBO Ceramics Inc.	159,943	10,064
* Bill Barrett Corp.	401,159	9,937
*,
McMoRan Exploration Co.	816,968	9,599
* Hornbeck Offshore Services Inc.	259,162	9,498
EXCO Resources Inc.	1,181,396	9,463
* Cloud Peak Energy Inc.	509,183	9,216
* Key Energy Services Inc.	1,261,156	8,828
* Forest Oil Corp.	982,204	8,300
* Northern Oil and Gas Inc.	481,522	8,181
* Approach Resources Inc.	270,390	8,147
* PDC Energy Inc.	251,856	7,966
* Swift Energy Co.	357,947	7,474
* Carrizo Oil & Gas Inc.	296,067	7,405
*,
Clean Energy Fuels Corp.	548,256	7,221
* ION Geophysical Corp.	976,690	6,778
* Comstock Resources Inc.	364,588	6,701
* Gulfmark Offshore Inc.	201,503	6,658
* OYO Geospace Corp.	53,414	6,538
* Hercules Offshore Inc.	1,321,853	6,451
^ RPC Inc.	531,771	6,323
* EPL Oil & Gas Inc.	292,476	5,934

* Magnum Hunter Resources Corp.	1,292,177	5,737
* Newpark Resources Inc.	759,326	5,627
* CVR Energy Inc.	150,445	5,529
W&T Offshore Inc.	291,499	5,474
* Contango Oil & Gas Co.	106,423	5,230
* Halcon Resources Corp.	689,771	5,056
Crosstex Energy Inc.	343,988	4,826
*,
Heckmann Corp.	1,123,722	4,720
* Rentech Inc.	1,913,737	4,708
* Rex Energy Corp.	348,136	4,648
*,
Endeavour International Corp.	439,617	4,251
* Parker Drilling Co.	981,448	4,151
* Quicksilver Resources Inc.	1,011,231	4,136
* Vaalco Energy Inc.	475,165	4,063
* Pioneer Energy Services Corp.	512,732	3,994
* TETRA Technologies Inc.	649,179	3,928
Gulf Island Fabrication Inc.	135,100	3,765
* Bonanza Creek Energy Inc.	146,562	3,453
*,
BPZ Resources Inc.	1,132,570	3,239
* Laredo Petroleum Holdings Inc.	146,979	3,231
Delek US Holdings Inc.	126,212	3,217
* Harvest Natural Resources Inc.	356,597	3,181
* Petroquest Energy Inc.	466,792	3,132
* Triangle Petroleum Corp.	424,331	3,038
* Forum Energy Technologies Inc.	124,163	3,020
* FX Energy Inc.	401,818	2,998
* Matrix Service Co.	272,007	2,875
* Vantage Drilling Co.	1,546,398	2,845
* Goodrich Petroleum Corp.	220,550	2,788
* Basic Energy Services Inc.	237,259	2,662
* Venoco Inc.	219,818	2,611
* Resolute Energy Corp.	292,908	2,598
* Clayton Williams Energy Inc.	49,302	2,558
* Matador Resources Co.	243,200	2,527
* PHI Inc.	78,066	2,469
*,
Solazyme Inc.	210,634	2,418
*,
C&J Energy Services Inc.	116,932	2,327
* Abraxas Petroleum Corp.	1,002,103	2,305
Penn Virginia Corp.	370,927	2,300
* Willbros Group Inc.	378,803	2,034
*,
Miller Energy Resources Inc.	401,903	2,022
* Callon Petroleum Co.	323,373	1,989
* Warren Resources Inc.	615,845	1,872
* Mitcham Industries Inc.	117,227	1,867
*,
Hyperdynamics Corp.	2,489,191	1,817
* Dawson Geophysical Co.	67,063	1,694
* CREDO Petroleum Corp.	113,675	1,647
* Uranium Energy Corp.	618,183	1,613
^ Overseas Shipholding Group Inc.	220,976	1,458

*,
USEC Inc.	1,835,154	1,431
Panhandle Oil and Gas Inc. Class A	44,536	1,366
Bolt Technology Corp.	93,504	1,345
Alon USA Energy Inc.	94,506	1,295
* Evolution Petroleum Corp.	158,134	1,278
* Cal Dive International Inc.	814,789	1,247
* Midstates Petroleum Co. Inc.	143,977	1,245
* Natural Gas Services Group Inc.	82,983	1,241
*,
Sanchez Energy Corp.	59,762	1,221
*,
James River Coal Co.	397,897	1,146
* Verenium Corp.	316,665	1,029
* Westmoreland Coal Co.	91,433	908
* ZaZa Energy Corp.	298,283	886
* Union Drilling Inc.	130,262	845
*,
KiOR Inc.	89,657	834
*,
Royale Energy Inc.	189,557	766
* Crimson Exploration Inc.	164,025	700
* REX American Resources Corp.	38,548	694
*,
GMX Resources Inc.	841,493	673
* Double Eagle Petroleum Co.	116,717	645
* Isramco Inc.	5,553	644
*,
Uranium Resources Inc.	1,260,621	643
*,
Amyris Inc.	184,429	634
* Syntroleum Corp.	798,486	607
* TGC Industries Inc.	83,659	602
* Green Plains Renewable Energy Inc.	90,809	532
* Synergy Resources Corp.	123,353	514
* RigNet Inc.	25,935	480
* US Energy Corp. Wyoming	217,963	469
* PHI Inc.	14,779	465
Hallador Energy Co.	47,085	392
* Tengasco Inc.	536,406	392
* Global Geophysical Services Inc.	69,805	385
Adams Resources & Energy Inc.	11,853	361
* Magellan Petroleum Corp.	330,649	347
* CAMAC Energy Inc.	692,981	326
*,
Saratoga Resources Inc.	53,421	293
*,
Zion Oil & Gas Inc.	123,393	283
*,
Lucas Energy Inc.	101,112	237
* Pyramid Oil Co.	53,643	231
* HKN Inc.	107,664	212
*,
Houston American Energy Corp.	228,867	206
* Emerald Oil Inc.	219,830	182
*,
GreenHunter Energy Inc.	80,468	182

* FieldPoint Petroleum Corp.	35,558	162
* Barnwell Industries Inc.	46,909	151
*,
Pacific Ethanol Inc.	352,071	137
* Gasco Energy Inc.	946,291	137
*,
BioFuel Energy Corp.	26,619	135
*,
Cubic Energy Inc.	270,766	104
* Gevo Inc.	44,098	94
* ENGlobal Corp.	176,535	94
* PostRock Energy Corp.	41,993	72
* Forbes Energy Services Ltd.	12,212	43
* FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	37
* Uranerz Energy Corp.	21,700	35
* Geokinetics Inc.	47,753	18
* GeoPetro Resources Co.	31,100	3
* Zion Oil & Gas Inc. Warrants Exp. 12/31/2012	12,066	1
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	79,783	—
* Petrocorp Inc. Escrow	51,258	—
		1,400,750
Financials (21.1%)
General Growth Properties Inc.	3,665,562	71,405
Digital Realty Trust Inc.	992,625	69,335
* CIT Group Inc.	1,634,198	64,371
Macerich Co.	1,083,210	61,992
SL Green Realty Corp.	733,605	58,740
Federal Realty Investment Trust	521,685	54,933
* Affiliated Managers Group Inc.	417,853	51,396
New York Community Bancorp Inc.	3,573,069	50,595
UDR Inc.	2,035,907	50,531
Rayonier Inc.	998,876	48,955
* Alleghany Corp.	137,749	47,515
Everest Re Group Ltd.	421,719	45,107
Realty Income Corp.	1,085,858	44,401
Essex Property Trust Inc.	296,253	43,917
Camden Property Trust	680,045	43,856
Taubman Centers Inc.	503,949	38,668
Alexandria Real Estate Equities Inc.	515,976	37,935
Fidelity National Financial Inc. Class A	1,715,382	36,692
Regency Centers Corp.	731,884	35,665
* MSCI Inc. Class A	991,123	35,472
Arthur J Gallagher & Co.	983,335	35,223
Reinsurance Group of America Inc. Class A	599,776	34,709
Liberty Property Trust	956,431	34,661
Ares Capital Corp.	2,018,072	34,590
WR Berkley Corp.	903,910	33,888
* Markel Corp.	73,863	33,865
Raymond James Financial Inc.	909,745	33,342
American Campus Communities Inc.	745,627	32,718
Duke Realty Corp.	2,214,675	32,556
RenaissanceRe Holdings Ltd.	411,248	31,683
Senior Housing Properties Trust	1,451,865	31,622
* American Capital Ltd.	2,641,682	29,957
DDR Corp.	1,930,041	29,645
BRE Properties Inc.	624,972	29,305
Lazard Ltd. Class A	992,232	29,003

TD Ameritrade Holding Corp.	1,868,050	28,712
Cullen/Frost Bankers Inc.	499,598	28,692
HCC Insurance Holdings Inc.	819,485	27,772
CBL & Associates Properties Inc.	1,290,278	27,535
Jones Lang LaSalle Inc.	359,067	27,415
Eaton Vance Corp.	937,316	27,145
National Retail Properties Inc.	889,687	27,135
Kilroy Realty Corp.	605,211	27,101
Extra Space Storage Inc.	788,307	26,211
Validus Holdings Ltd.	764,868	25,937
* Signature Bank	384,851	25,816
* Ocwen Financial Corp.	934,133	25,605
Weingarten Realty Investors	907,877	25,520
Brown & Brown Inc.	964,931	25,156
Tanger Factory Outlet Centers	770,018	24,895
Home Properties Inc.	404,505	24,784
Commerce Bancshares Inc.	606,138	24,446
Douglas Emmett Inc.	1,057,546	24,398
East West Bancorp Inc.	1,154,962	24,393
Hospitality Properties Trust	1,005,404	23,909
American Financial Group Inc.	630,210	23,885
Piedmont Office Realty Trust Inc. Class A	1,374,350	23,831
SEI Investments Co.	1,101,741	23,632
BioMed Realty Trust Inc.	1,254,619	23,486
First Niagara Financial Group Inc.	2,869,475	23,214
White Mountains Insurance Group Ltd.	44,995	23,098
Waddell & Reed Financial Inc. Class A	698,343	22,885
Allied World Assurance Co. Holdings AG	295,899	22,858
ProAssurance Corp.	250,013	22,611
Mid-America Apartment Communities Inc.	338,010	22,075
* SVB Financial Group	362,140	21,895
Equity Lifestyle Properties Inc.	316,185	21,539
Assured Guaranty Ltd.	1,578,972	21,506
Post Properties Inc.	447,427	21,459
Hancock Holding Co.	689,861	21,351
CBOE Holdings Inc.	710,169	20,893
Highwoods Properties Inc.	618,832	20,186
Omega Healthcare Investors Inc.	881,864	20,045
City National Corp.	384,326	19,797
LaSalle Hotel Properties	713,708	19,049
First Republic Bank	550,180	18,959
First American Financial Corp.	867,304	18,794
Associated Banc-Corp	1,396,761	18,395
Old Republic International Corp.	1,963,740	18,263
CNO Financial Group Inc.	1,890,751	18,246
Mack-Cali Realty Corp.	678,963	18,060
Aspen Insurance Holdings Ltd.	586,294	17,876
Alterra Capital Holdings Ltd.	721,531	17,273
Entertainment Properties Trust	387,066	17,197
Protective Life Corp.	651,368	17,072
* Forest City Enterprises Inc. Class A	1,062,374	16,839
Bank of Hawaii Corp.	367,796	16,779
* Texas Capital Bancshares Inc.	332,707	16,539
Valley National Bancorp	1,643,280	16,466
RLJ Lodging Trust	866,388	16,383
Healthcare Realty Trust Inc.	701,688	16,174
TCF Financial Corp.	1,351,369	16,135

Fulton Financial Corp.	1,634,054	16,112
* Howard Hughes Corp.	224,574	15,956
Susquehanna Bancshares Inc.	1,516,972	15,868
Synovus Financial Corp.	6,580,913	15,597
Prosperity Bancshares Inc.	363,923	15,510
American Realty Capital Trust Inc.	1,320,593	15,491
DiamondRock Hospitality Co.	1,566,386	15,084
* Popular Inc.	853,617	14,879
Washington REIT	552,600	14,821
* St. Joe Co.	756,822	14,758
Janus Capital Group Inc.	1,553,582	14,666
Washington Federal Inc.	874,839	14,592
Brandywine Realty Trust	1,193,879	14,553
Corporate Office Properties Trust	603,651	14,470
Jefferies Group Inc.	1,042,842	14,277
Colonial Properties Trust	673,348	14,174
Capitol Federal Financial Inc.	1,184,675	14,169
Sovran Self Storage Inc.	241,977	13,998
Endurance Specialty Holdings Ltd.	361,517	13,918
Webster Financial Corp.	586,494	13,900
CapitalSource Inc.	1,831,065	13,879
Prospect Capital Corp.	1,201,810	13,845
Hanover Insurance Group Inc.	367,872	13,707
Kemper Corp.	443,944	13,634
* Stifel Financial Corp.	405,055	13,610
FirstMerit Corp.	915,155	13,480
Erie Indemnity Co. Class A	208,286	13,387
Apollo Investment Corp.	1,690,821	13,307
DuPont Fabros Technology Inc.	526,972	13,306
DCT Industrial Trust Inc.	2,055,486	13,299
UMB Financial Corp.	270,541	13,170
Trustmark Corp.	539,772	13,138
FNB Corp.	1,163,229	13,040
BOK Financial Corp.	215,783	12,753
Potlatch Corp.	336,107	12,560
EastGroup Properties Inc.	235,566	12,532
* Sunstone Hotel Investors Inc.	1,130,093	12,431
Glimcher Realty Trust	1,164,164	12,305
Umpqua Holdings Corp.	933,274	12,030
CubeSmart	922,701	11,875
Medical Properties Trust Inc.	1,129,704	11,805
Old National Bancorp	859,395	11,696
Mercury General Corp.	301,985	11,672
* MBIA Inc.	1,151,471	11,664
StanCorp Financial Group Inc.	369,836	11,554
Wintrust Financial Corp.	302,759	11,375
Primerica Inc.	395,585	11,330
Greenhill & Co. Inc.	217,716	11,267
Pebblebrook Hotel Trust	472,612	11,054
Platinum Underwriters Holdings Ltd.	270,295	11,047
Iberiabank Corp.	239,987	10,991
^ Lexington Realty Trust	1,129,036	10,906
Westamerica Bancorporation	228,193	10,736
Equity One Inc.	497,410	10,475
* Alexander & Baldwin Inc.	351,847	10,390
Cathay General Bancorp	595,884	10,285
Montpelier Re Holdings Ltd.	460,381	10,188

CommonWealth REIT	698,690	10,173
National Health Investors Inc.	197,044	10,136
BancorpSouth Inc.	684,928	10,096
Education Realty Trust Inc.	920,333	10,032
* Altisource Portfolio Solutions SA	115,801	9,988
Northwest Bancshares Inc.	814,935	9,967
* First Cash Financial Services Inc.	214,282	9,859
PS Business Parks Inc.	146,027	9,758
* First Industrial Realty Trust Inc.	738,915	9,709
MarketAxess Holdings Inc.	304,888	9,634
* PHH Corp.	472,843	9,622
Acadia Realty Trust	384,309	9,539
Cash America International Inc.	245,234	9,459
United Bankshares Inc.	379,039	9,442
Glacier Bancorp Inc.	599,995	9,348
RLI Corp.	139,738	9,315
Community Bank System Inc.	328,832	9,270
BankUnited Inc.	374,940	9,227
National Penn Bancshares Inc.	1,007,598	9,179
* Strategic Hotels & Resorts Inc.	1,497,685	9,001
MB Financial Inc.	455,693	9,000
First Financial Bankshares Inc.	243,397	8,770
CVB Financial Corp.	733,731	8,761
Sun Communities Inc.	198,221	8,746
Selective Insurance Group Inc.	457,735	8,692
LPL Financial Holdings Inc.	298,556	8,521
* Ezcorp Inc. Class A	369,743	8,478
International Bancshares Corp.	443,165	8,442
First Financial Bancorp	488,939	8,268
Bank of the Ozarks Inc.	239,249	8,247
* BBCN Bancorp Inc.	651,937	8,221
* Walter Investment Management Corp.	220,256	8,152
LTC Properties Inc.	253,710	8,081
* Financial Engines Inc.	332,269	7,918
First Midwest Bancorp Inc.	624,999	7,844
PrivateBancorp Inc. Class A	488,987	7,819
Symetra Financial Corp.	630,333	7,753
Fifth Street Finance Corp.	687,819	7,552
First Citizens BancShares Inc. Class A	46,002	7,494
American Assets Trust Inc.	278,669	7,466
* World Acceptance Corp.	109,163	7,363
* Investors Bancorp Inc.	402,046	7,333
Hersha Hospitality Trust Class A	1,472,628	7,216
Alexander's Inc.	16,847	7,202
Park National Corp.	101,522	7,109
Provident Financial Services Inc.	448,228	7,078
* Enstar Group Ltd.	70,498	7,025
Argo Group International Holdings Ltd.	215,397	6,977
Astoria Financial Corp.	698,605	6,902
Government Properties Income Trust	294,444	6,890
Pennsylvania REIT	428,570	6,797
Franklin Street Properties Corp.	601,995	6,664
* Credit Acceptance Corp.	77,686	6,643
* Citizens Republic Bancorp Inc.	335,933	6,500
Main Street Capital Corp.	217,906	6,430
PacWest Bancorp	272,758	6,374
Home BancShares Inc.	185,973	6,340

Investors Real Estate Trust	766,595	6,340
* DFC Global Corp.	368,402	6,318
Boston Private Financial Holdings Inc.	652,915	6,261
First Commonwealth Financial Corp.	875,076	6,169
Sabra Health Care REIT Inc.	308,285	6,169
Associated Estates Realty Corp.	406,076	6,156
Columbia Banking System Inc.	331,200	6,140
NBT Bancorp Inc.	277,524	6,125
* Western Alliance Bancorp	596,283	6,082
* TFS Financial Corp.	670,560	6,082
* Greenlight Capital Re Ltd. Class A	244,525	6,052
Horace Mann Educators Corp.	332,951	6,030
CNA Financial Corp.	224,705	6,022
Infinity Property & Casualty Corp.	98,620	5,956
Cousins Properties Inc.	738,106	5,861
Evercore Partners Inc. Class A	215,925	5,830
Triangle Capital Corp.	226,933	5,823
American Equity Investment Life Holding Co.	499,525	5,809
* National Financial Partners Corp.	339,486	5,737
Amtrust Financial Services Inc.	222,216	5,693
Chemical Financial Corp.	228,980	5,541
First Potomac Realty Trust	425,611	5,482
Tower Group Inc.	281,231	5,453
Independent Bank Corp.	180,832	5,441
Inland Real Estate Corp.	646,594	5,334
Chesapeake Lodging Trust	268,409	5,333
* Pinnacle Financial Partners Inc.	275,547	5,324
Apollo Residential Mortgage Inc.	240,400	5,298
Sterling Financial Corp.	237,831	5,296
ViewPoint Financial Group Inc.	271,609	5,207
* iStar Financial Inc.	627,480	5,196
Brookline Bancorp Inc.	585,674	5,166
Universal Health Realty Income Trust	112,304	5,164
Hudson Pacific Properties Inc.	276,549	5,116
SCBT Financial Corp.	125,646	5,061
Nelnet Inc. Class A	211,781	5,028
PennantPark Investment Corp.	471,968	5,008
* Virtus Investment Partners Inc.	57,605	4,954
Employers Holdings Inc.	270,019	4,949
Saul Centers Inc.	110,884	4,923
City Holding Co.	137,236	4,919
Ramco-Gershenson Properties Trust	384,411	4,817
* Forestar Group Inc.	287,581	4,791
Ashford Hospitality Trust Inc.	569,019	4,780
KBW Inc.	290,049	4,777
Oritani Financial Corp.	316,539	4,764
Safety Insurance Group Inc.	103,445	4,746
Kennedy-Wilson Holdings Inc.	339,716	4,746
Coresite Realty Corp.	175,402	4,725
Radian Group Inc.	1,087,539	4,720
BlackRock Kelso Capital Corp.	480,590	4,671
Retail Opportunity Investments Corp.	362,845	4,670
Community Trust Bancorp Inc.	129,965	4,618
* West Coast Bancorp	204,855	4,613
United Fire Group Inc.	183,465	4,609
WesBanco Inc.	222,033	4,598
Hercules Technology Growth Capital Inc.	415,244	4,572

Healthcare Trust of America Inc.	464,818	4,546
Interactive Brokers Group Inc.	323,592	4,537
TrustCo Bank Corp. NY	784,356	4,487
Getty Realty Corp.	248,691	4,464
Cohen & Steers Inc.	149,661	4,433
* Navigators Group Inc.	89,940	4,427
S&T Bancorp Inc.	249,463	4,393
State Bank Financial Corp.	265,074	4,371
* PICO Holdings Inc.	189,833	4,332
Flushing Financial Corp.	270,191	4,269
* FelCor Lodging Trust Inc.	900,076	4,266
* Hanmi Financial Corp.	328,013	4,202
* AMERISAFE Inc.	154,432	4,191
Maiden Holdings Ltd.	470,893	4,186
Renasant Corp.	210,653	4,130
* Wilshire Bancorp Inc.	646,593	4,074
FBL Financial Group Inc. Class A	121,943	4,049
American National Insurance Co.	56,116	4,031
* Hilltop Holdings Inc.	308,332	3,919
* HFF Inc. Class A	256,428	3,821
Dime Community Bancshares Inc.	261,623	3,778
Urstadt Biddle Properties Inc. Class A	186,690	3,777
Monmouth Real Estate Investment Corp. Class A	321,974	3,603
Simmons First National Corp. Class A	146,957	3,579
* ICG Group Inc.	352,132	3,578
* eHealth Inc.	188,213	3,533
STAG Industrial Inc.	216,572	3,521
* Nationstar Mortgage Holdings Inc.	104,780	3,477
Oriental Financial Group Inc.	329,711	3,469
Duff & Phelps Corp. Class A	252,304	3,434
* Bancorp Inc.	333,439	3,424
* Citizens Inc.	324,852	3,408
Berkshire Hills Bancorp Inc.	148,682	3,402
* Ameris Bancorp	267,572	3,369
Tompkins Financial Corp.	82,220	3,332
Meadowbrook Insurance Group Inc.	430,959	3,314
Cardinal Financial Corp.	230,137	3,291
MCG Capital Corp.	711,005	3,278
Great Southern Bancorp Inc.	105,307	3,255
* Safeguard Scientifics Inc.	206,050	3,233
*,
Zillow Inc. Class A	76,369	3,221
Agree Realty Corp.	125,353	3,195
Sandy Spring Bancorp Inc.	165,949	3,195
* Tejon Ranch Co.	106,131	3,188
* Piper Jaffray Cos.	124,965	3,180
National Interstate Corp.	123,099	3,176
BGC Partners Inc. Class A	640,441	3,138
Lakeland Financial Corp.	113,031	3,120
Banner Corp.	114,719	3,109
* Eagle Bancorp Inc.	185,044	3,094
Stewart Information Services Corp.	150,824	3,038
^ TowneBank	195,963	3,004
* OmniAmerican Bancorp Inc.	130,358	2,963
Campus Crest Communities Inc.	273,302	2,952
* Taylor Capital Group Inc.	170,938	2,926
TICC Capital Corp.	280,526	2,917

Flagstone Reinsurance Holdings SA	339,429	2,916
Washington Trust Bancorp Inc.	110,989	2,916
* Investment Technology Group Inc.	331,405	2,883
First Financial Corp.	91,378	2,864
Southside Bancshares Inc.	130,424	2,845
Winthrop Realty Trust	259,916	2,802
* MGIC Investment Corp.	1,816,654	2,779
* Central Pacific Financial Corp.	193,706	2,770
* Beneficial Mutual Bancorp Inc.	286,109	2,735
Home Loan Servicing Solutions Ltd.	163,078	2,653
German American Bancorp Inc.	109,749	2,647
First Merchants Corp.	175,424	2,633
National Western Life Insurance Co. Class A	18,376	2,632
Rockville Financial Inc.	211,007	2,585
Bancfirst Corp.	59,668	2,563
* Guaranty Bancorp	1,262,340	2,550
* Southwest Bancorp Inc.	234,793	2,547
Provident New York Bancorp	265,153	2,495
Presidential Life Corp.	178,483	2,486
Heartland Financial USA Inc.	90,809	2,476
^ Rouse Properties Inc.	171,189	2,457
* Pacific Capital Bancorp	53,497	2,456
Excel Trust Inc.	212,778	2,430
* NewStar Financial Inc.	200,794	2,408
SY Bancorp Inc.	101,304	2,397
MVC Capital Inc.	186,671	2,389
Univest Corp. of Pennsylvania	132,708	2,389
* BofI Holding Inc.	91,601	2,386
* MetroCorp Bancshares Inc.	225,097	2,384
Arlington Asset Investment Corp. Class A	99,833	2,382
* WisdomTree Investments Inc.	353,312	2,367
Parkway Properties Inc.	176,865	2,365
KCAP Financial Inc.	255,337	2,364
GAMCO Investors Inc.	47,519	2,364
West Bancorporation Inc.	195,869	2,360
* Virginia Commerce Bancorp Inc.	269,456	2,358
OneBeacon Insurance Group Ltd. Class A	174,851	2,350
Capital Southwest Corp.	20,756	2,324
First Busey Corp.	471,051	2,299
MainSource Financial Group Inc.	178,967	2,298
Arrow Financial Corp.	91,831	2,296
[2] Federal Agricultural Mortgage Corp.	88,225	2,271
FXCM Inc. Class A	236,391	2,258
* Metro Bancorp Inc.	177,434	2,248
* United Community Banks Inc.	267,370	2,243
* Preferred Bank	157,444	2,233
Epoch Holding Corp.	96,532	2,230
* Park Sterling Corp.	447,688	2,212
* Knight Capital Group Inc. Class A	823,857	2,208
* 1st United Bancorp Inc.	340,701	2,198
WSFS Financial Corp.	53,200	2,196
* First California Financial Group Inc.	314,375	2,188
Kite Realty Group Trust	428,642	2,186
Camden National Corp.	58,566	2,169
* Walker & Dunlop Inc.	140,841	2,165
* Green Dot Corp. Class A	176,719	2,161
Republic Bancorp Inc. Class A	97,975	2,151

Golub Capital BDC Inc.	135,228	2,150
StellarOne Corp.	162,751	2,142
Gladstone Commercial Corp.	116,880	2,134
One Liberty Properties Inc.	111,859	2,086
* INTL. FCStone Inc.	108,330	2,065
Retail Properties of America Inc.	182,244	2,063
OceanFirst Financial Corp.	139,531	2,047
Sterling Bancorp	206,176	2,045
SeaBright Holdings Inc.	185,867	2,045
* Suffolk Bancorp	138,221	2,026
Washington Banking Co.	142,412	2,018
Financial Institutions Inc.	108,126	2,015
* Sun Bancorp Inc.	598,060	2,015
Cedar Realty Trust Inc.	379,532	2,004
* Flagstar Bancorp Inc.	1,815,167	1,997
First Connecticut Bancorp Inc.	147,232	1,989
Kearny Financial Corp.	203,760	1,985
* Franklin Financial Corp.	115,432	1,969
Calamos Asset Management Inc. Class A	168,879	1,966
* Netspend Holdings Inc.	199,748	1,964
CapLease Inc.	375,674	1,942
Thomas Properties Group Inc.	333,706	1,942
Union First Market Bankshares Corp.	124,818	1,942
National Bankshares Inc.	58,026	1,926
Territorial Bancorp Inc.	83,154	1,908
Hudson Valley Holding Corp.	111,865	1,907
Baldwin & Lyons Inc.	79,602	1,903
* Global Indemnity plc	86,759	1,898
* Mercantile Bank Corp.	109,930	1,884
Northfield Bancorp Inc.	116,962	1,874
Mission West Properties Inc.	213,840	1,860
Peoples Bancorp Inc.	80,925	1,852
Marlin Business Services Corp.	86,388	1,832
* Heritage Oaks Bancorp	317,393	1,828
Homeowners Choice Inc.	77,512	1,822
Bank Mutual Corp.	397,450	1,808
Westfield Financial Inc.	240,812	1,804
* Heritage Commerce Corp.	259,111	1,798
Lakeland Bancorp Inc.	172,640	1,787
* Doral Financial Corp.	1,883,166	1,771
Medallion Financial Corp.	147,014	1,736
* First Financial Northwest Inc.	215,650	1,736
Westwood Holdings Group Inc.	43,586	1,700
State Auto Financial Corp.	102,932	1,687
Summit Hotel Properties Inc.	192,779	1,646
* Seacoast Banking Corp. of Florida	1,032,404	1,642
* Tree.com Inc.	102,031	1,599
Citizens & Northern Corp.	80,586	1,580
* North Valley Bancorp	116,095	1,578
First Bancorp	136,548	1,574
* Phoenix Cos. Inc.	51,049	1,566
* Orrstown Financial Services Inc.	142,249	1,565
EverBank Financial Corp.	113,500	1,563
* Bridge Capital Holdings	100,827	1,559
GFI Group Inc.	488,475	1,553
* First BanCorp	351,301	1,553
First Interstate Bancsystem Inc.	103,359	1,546

CoBiz Financial Inc.	220,322	1,542
* Meridian Interstate Bancorp Inc.	93,305	1,540
Consolidated-Tomoka Land Co.	46,605	1,533
Heritage Financial Corp.	101,944	1,532
Bryn Mawr Bank Corp.	68,150	1,529
MicroFinancial Inc.	166,298	1,522
*,
Macatawa Bank Corp.	484,725	1,507
Centerstate Banks Inc.	168,828	1,506
* BSB Bancorp Inc.	116,727	1,506
United Financial Bancorp Inc.	103,997	1,505
First of Long Island Corp.	48,411	1,492
* Western Liberty Bancorp	365,941	1,489
Oppenheimer Holdings Inc. Class A	92,856	1,481
First Community Bancshares Inc.	96,766	1,477
Kansas City Life Insurance Co.	38,258	1,474
BankFinancial Corp.	165,745	1,457
*,
Hampton Roads Bankshares Inc.	970,013	1,455
1st Source Corp.	64,788	1,443
* United Community Financial Corp.	405,543	1,415
* Cape Bancorp Inc.	150,272	1,407
Eastern Insurance Holdings Inc.	83,657	1,403
* Pacific Mercantile Bancorp	214,453	1,403
* NewBridge Bancorp	286,845	1,388
* Intervest Bancshares Corp. Class A	364,776	1,386
Northrim BanCorp Inc.	68,441	1,378
* Ladenburg Thalmann Financial Services Inc.	1,043,961	1,378
* Cowen Group Inc. Class A	507,773	1,371
Century Bancorp Inc. Class A	42,568	1,359
Penns Woods Bancorp Inc.	29,801	1,321
* Gramercy Capital Corp.	434,160	1,307
Merchants Bancshares Inc.	44,131	1,304
* HomeTrust Bancshares Inc.	98,400	1,304
EMC Insurance Group Inc.	61,953	1,301
* SWS Group Inc.	212,343	1,297
* Harris & Harris Group Inc.	334,378	1,267
Fidus Investment Corp.	74,024	1,236
Kaiser Federal Financial Group Inc.	81,702	1,233
Diamond Hill Investment Group Inc.	15,822	1,213
Gladstone Investment Corp.	154,905	1,211
First Financial Holdings Inc.	93,161	1,210
Trico Bancshares	73,177	1,210
* Capital City Bank Group Inc.	113,356	1,206
Chatham Lodging Trust	86,635	1,202
Gladstone Capital Corp.	136,192	1,192
ESSA Bancorp Inc.	111,135	1,155
Home Federal Bancorp Inc.	101,725	1,152
Center Bancorp Inc.	96,047	1,145
Select Income REIT	46,249	1,139
Donegal Group Inc. Class B	63,194	1,137
American National Bankshares Inc.	50,108	1,132
Terreno Realty Corp.	71,028	1,122
UMH Properties Inc.	93,697	1,122
* Gyrodyne Co. of America Inc.	10,246	1,113
Enterprise Financial Services Corp.	81,745	1,112
Artio Global Investors Inc. Class A	371,849	1,108

ESB Financial Corp.	79,124	1,105
Clifton Savings Bancorp Inc.	99,139	1,091
NGP Capital Resources Co.	145,867	1,088
Pzena Investment Management Inc. Class A	208,338	1,085
* AmeriServ Financial Inc.	378,247	1,078
Provident Financial Holdings Inc.	75,794	1,077
* ZipRealty Inc.	381,135	1,075
First Bancorp Inc.	61,084	1,072
* Unity Bancorp Inc.	174,680	1,069
Fox Chase Bancorp Inc.	64,911	1,014
Meta Financial Group Inc.	41,575	1,008
Crawford & Co. Class B	197,436	989
Pulaski Financial Corp.	118,335	976
* American Safety Insurance Holdings Ltd.	52,143	975
Nicholas Financial Inc.	75,110	970
* MPG Office Trust Inc.	288,542	967
MutualFirst Financial Inc.	80,909	921
* First South Bancorp Inc.	189,016	921
* Yadkin Valley Financial Corp.	278,788	920
* FBR & Co.	297,704	920
Manning & Napier Inc.	75,297	918
CNB Financial Corp.	50,414	883
* Chicopee Bancorp Inc.	61,071	882
Bridge Bancorp Inc.	37,769	880
Fidelity Southern Corp.	92,256	873
* NASB Financial Inc.	34,583	859
Bank of Marin Bancorp	19,763	840
Heritage Financial Group Inc.	63,161	830
* Waterstone Financial Inc.	158,662	823
* Federated National Holding Co.	137,066	817
Whitestone REIT	61,060	806
Peoples Federal Bancshares Inc.	45,713	790
* AV Homes Inc.	52,575	780
* MBT Financial Corp.	296,318	779
* HomeStreet Inc.	20,400	776
Peapack Gladstone Financial Corp.	47,218	772
* BBX Capital Corp.	117,471	759
* Republic First Bancorp Inc.	366,190	758
US Global Investors Inc. Class A	122,258	748
Urstadt Biddle Properties Inc.	38,700	745
* Timberland Bancorp Inc.	124,072	743
Gain Capital Holdings Inc.	150,633	743
Citizens South Banking Corp.	105,880	741
Bank of Commerce Holdings	162,760	734
* WSB Holdings Inc.	130,852	729
American Realty Capital Properties Inc.	58,447	728
TF Financial Corp.	30,391	716
Peoples Bancorp of North Carolina Inc.	68,148	705
JMP Group Inc.	127,771	701
* Imperial Holdings Inc.	203,613	694
Alliance Financial Corp.	16,941	681
New Hampshire Thrift Bancshares Inc.	53,896	674
Ames National Corp.	32,056	668
Donegal Group Inc. Class A	47,310	664
Ocean Shore Holding Co.	49,411	664
* BancTrust Financial Group Inc.	219,703	661
Tortoise Capital Resources Corp.	73,533	654

* First United Corp.	95,206	650
* Community Bankers Trust Corp.	228,642	640
Middleburg Financial Corp.	35,897	638
Universal Insurance Holdings Inc.	162,411	625
* Riverview Bancorp Inc.	473,263	625
* Southern Community Financial Corp.	182,721	616
* Farmers Capital Bank Corp.	58,359	613
* Pacific Premier Bancorp Inc.	63,130	603
Pacific Continental Corp.	67,217	600
Tower Financial Corp.	49,761	590
Beacon Federal Bancorp Inc.	28,519	586
CFS Bancorp Inc.	106,032	579
* American River Bankshares	72,581	566
PMC Commercial Trust	75,358	565
Sierra Bancorp	46,020	564
New Mountain Finance Corp.	37,987	563
Harleysville Savings Financial Corp.	33,765	562
BCB Bancorp Inc.	52,135	560
Independence Holding Co.	55,095	555
* Louisiana Bancorp Inc.	33,680	540
First Defiance Financial Corp.	31,095	537
* Firstcity Financial Corp.	66,475	534
Life Partners Holdings Inc.	194,597	525
QC Holdings Inc.	140,879	504
Bank of Kentucky Financial Corp.	17,658	490
* Citizens Community Bancorp Inc.	81,210	475
Firstbank Corp.	46,094	461
* Oak Valley Bancorp	64,647	457
* Savannah Bancorp Inc.	44,351	443
First Pactrust Bancorp Inc.	35,275	441
* Gleacher & Co. Inc.	600,340	438
* ASB Bancorp Inc.	28,136	436
* Hallmark Financial Services	53,386	435
* United Security Bancshares	169,007	428
* Home Bancorp Inc.	23,608	425
Citizens Holding Co.	21,952	423
* Cascade Bancorp	79,450	419
* Southcoast Financial Corp.	100,892	419
* Berkshire Bancorp Inc.	49,914	411
Investors Title Co.	6,127	400
Roma Financial Corp.	44,060	392
* First Marblehead Corp.	369,881	388
Ohio Valley Banc Corp.	20,650	383
Bar Harbor Bankshares	10,605	379
Teche Holding Co.	9,159	369
* OBA Financial Services Inc.	23,617	358
Shore Bancshares Inc.	59,095	356
* Consumer Portfolio Services Inc.	117,078	351
* 1st Constitution Bancorp	38,838	348
Hawthorn Bancshares Inc.	39,122	345
* CompuCredit Holdings Corp.	91,683	341
* Old Second Bancorp Inc.	231,518	333
* PVF Capital Corp.	156,141	333
* Independent Bank Corp.	118,836	322
*,
First Federal Bancshares of Arkansas Inc.	32,937	322
* Summit Financial Group Inc.	63,467	303

* Colony Bankcorp Inc.	79,878	294
Preferred Apartment Communities Inc. Class A	34,581	294
Southern National Bancorp of Virginia Inc.	36,675	293
MidWestOne Financial Group Inc.	13,213	285
* Newport Bancorp Inc.	19,119	283
* United Security Bancshares	48,284	273
Hampden Bancorp Inc.	21,407	271
[2] Federal Agricultural Mortgage Corp. Class A	12,788	270
* Community Financial Corp.	43,748	262
* BRT Realty Trust	39,982	260
* Stratus Properties Inc.	27,459	255
* Prudential Bancorp Inc. of Pennsylvania	41,906	255
* Guaranty Federal Bancshares Inc.	33,020	248
MHI Hospitality Corp.	62,614	245
Norwood Financial Corp.	8,044	239
C&F Financial Corp.	5,997	236
* Supertel Hospitality Inc.	210,925	221
FedFirst Financial Corp.	13,576	205
* CIFC Corp.	27,508	201
Monarch Financial Holdings Inc.	20,348	197
* Maui Land & Pineapple Co. Inc.	84,328	193
* Parke Bancorp Inc.	34,129	192
*,
Premierwest Bancorp	127,874	179
* Investors Capital Holdings Ltd.	44,609	174
* Xenith Bankshares Inc.	36,661	172
* First Acceptance Corp.	147,208	169
* Camco Financial Corp.	90,601	169
* Jefferson Bancshares Inc.	70,123	166
Premier Financial Bancorp Inc.	17,139	158
* Community Partners Bancorp	26,379	154
First Bancshares Inc.	15,369	148
First Citizens Banc Corp.	27,808	146
MidSouth Bancorp Inc.	8,999	146
* HMN Financial Inc.	45,747	142
Old Point Financial Corp.	12,862	140
* Central Valley Community Bancorp	16,907	137
Codorus Valley Bancorp Inc.	9,206	132
First Clover Leaf Financial Corp.	18,338	131
Horizon Bancorp	4,544	130
* BCSB Bancorp Inc.	9,758	130
* New Century Bancorp Inc.	21,884	127
Farmers National Banc Corp.	19,378	125
Valley Financial Corp.	13,798	125
Saratoga Investment Corp.	6,221	114
* Rurban Financial Corp.	15,885	110
* First Savings Financial Group Inc.	5,346	104
Cheviot Financial Corp.	11,598	104
* Wolverine Bancorp Inc.	5,854	102
* Anchor Bancorp Inc.	8,200	96
* United Bancshares Inc.	10,452	95
* Royal Bancshares of Pennsylvania Inc.	40,173	90
* Alliance Bankshares Corp.	19,412	88
Enterprise Bancorp Inc.	5,047	86
* IF Bancorp Inc.	6,514	86
* Southern First Bancshares Inc.	9,381	84
^ Glen Burnie Bancorp	6,610	72

* First Financial Service Corp.	22,276	67
Peoples Financial Corp.	6,186	51
* FNB United Corp.	4,300	51
* Magyar Bancorp Inc.	10,365	49
Naugatuck Valley Financial Corp.	6,600	46
Bank of South Carolina Corp.	3,982	46
Southwest Georgia Financial Corp.	4,435	43
United Bancorp Inc.	5,914	42
* Porter Bancorp Inc.	19,841	38
* Security National Financial Corp. Class A	9,002	37
* 1st Century Bancshares Inc.	7,813	36
Oconee Federal Financial Corp.	2,383	35
* Atlantic Coast Financial Corp.	17,372	34
* First Security Group Inc.	15,041	34
^ BNC Bancorp	3,655	30
Kentucky First Federal Bancorp	3,587	26
Greene County Bancorp Inc.	1,080	24
Presidential Realty Corp. Class B	46,000	23
* Malvern Federal Bancorp Inc.	2,050	21
United Community Bancorp	2,700	18
* Severn Bancorp Inc.	5,194	17
* Rand Capital Corp.	5,750	16
* First Capital Bancorp Inc.	5,724	14
First West Virginia Bancorp	881	14
Mid Penn Bancorp Inc.	1,284	13
* State Investors Bancorp Inc.	1,013	13
* Sussex Bancorp	2,400	12
*,
Penson Worldwide Inc.	253,319	11
* Eastern Virginia Bankshares Inc.	2,459	11
First Capital Inc.	510	10
* Mackinac Financial Corp.	1,100	9
CKX Lands Inc.	399	5
HF Financial Corp.	373	5
Laporte Bancorp Inc.	300	3
* Village Bank and Trust Financial Corp.	2,400	3
Oneida Financial Corp.	188	2
* Siebert Financial Corp.	1,336	2
Eagle Bancorp Montana Inc.	175	2
ACNB Corp.	100	2
River Valley Bancorp	69	1
* Jacksonville Bancorp Inc.	1,210	1
* Transcontinental Realty Investors Inc.	100	1
* American Spectrum Realty Inc.	100	—
* Ohio Legacy Corp.	10	—
		4,868,038
Health Care (11.4%)
* Vertex Pharmaceuticals Inc.	1,753,514	98,109
* Regeneron Pharmaceuticals Inc.	609,668	93,072
* Henry Schein Inc.	720,361	57,103
* Illumina Inc.	1,000,718	48,235
ResMed Inc.	1,155,772	46,774
* Onyx Pharmaceuticals Inc.	531,273	44,893
* IDEXX Laboratories Inc.	447,827	44,492
HCA Holdings Inc.	1,313,927	43,688
* Hologic Inc.	2,153,827	43,593
* Mettler-Toledo International Inc.	252,518	43,115

* BioMarin Pharmaceutical Inc.	1,005,318	40,484
Cooper Cos. Inc.	385,379	36,403
* AMERIGROUP Corp.	396,981	36,296
* Medivation Inc.	600,484	33,843
Universal Health Services Inc. Class B	717,633	32,817
* Ariad Pharmaceuticals Inc.	1,352,238	32,758
Omnicare Inc.	907,754	30,836
* MEDNAX Inc.	408,985	30,449
* Endo Health Solutions Inc.	951,155	30,171
* athenahealth Inc.	292,904	26,880
* Pharmacyclics Inc.	404,579	26,095
* Sirona Dental Systems Inc.	452,200	25,757
* Cubist Pharmaceuticals Inc.	526,782	25,117
* HMS Holdings Corp.	705,124	23,572
Teleflex Inc.	332,494	22,889
* Seattle Genetics Inc.	837,009	22,557
* United Therapeutics Corp.	391,498	21,877
* Community Health Systems Inc.	741,692	21,613
* Jazz Pharmaceuticals plc	378,943	21,604
* Align Technology Inc.	583,285	21,564
Medicis Pharmaceutical Corp. Class A	487,258	21,084
* Covance Inc.	448,297	20,931
* Alkermes plc	989,944	20,541
Techne Corp.	281,713	20,266
* WellCare Health Plans Inc.	350,646	19,829
*,
Incyte Corp. Ltd.	1,068,112	19,279
* Myriad Genetics Inc.	702,875	18,971
* HealthSouth Corp.	787,620	18,950
* Cepheid Inc.	545,534	18,826
* Brookdale Senior Living Inc. Class A	797,303	18,513
* Allscripts Healthcare Solutions Inc.	1,426,989	17,737
* Bio-Rad Laboratories Inc. Class A	164,841	17,592
* Health Management Associates Inc. Class A	2,094,325	17,571
* LifePoint Hospitals Inc.	406,382	17,385
* Salix Pharmaceuticals Ltd.	406,408	17,207
STERIS Corp.	482,243	17,105
* Haemonetics Corp.	211,470	16,960
* Thoratec Corp.	489,445	16,935
* ViroPharma Inc.	559,024	16,894
* Centene Corp.	429,405	16,064
* Charles River Laboratories International Inc.	400,970	15,878
Owens & Minor Inc.	518,923	15,505
* PAREXEL International Corp.	499,202	15,355
* Par Pharmaceutical Cos. Inc.	306,313	15,310
Hill-Rom Holdings Inc.	518,012	15,053
West Pharmaceutical Services Inc.	282,340	14,984
* Health Net Inc.	663,079	14,926
* Vivus Inc.	831,604	14,819
*,
Arena Pharmaceuticals Inc.	1,764,105	14,677
* Theravance Inc.	563,606	14,603
* VCA Antech Inc.	729,078	14,385
* Impax Laboratories Inc.	518,098	13,450
* Volcano Corp.	443,635	12,675
* Alere Inc.	617,519	12,035
* Isis Pharmaceuticals Inc.	835,174	11,751

* Magellan Health Services Inc.	227,663	11,750
* Air Methods Corp.	95,178	11,361
* Medicines Co.	435,266	11,234
Chemed Corp.	160,259	11,104
* MWI Veterinary Supply Inc.	97,469	10,398
* Masimo Corp.	423,350	10,237
* Nektar Therapeutics	956,909	10,220
* Immunogen Inc.	695,659	10,157
* Bruker Corp.	775,141	10,147
* Cyberonics Inc.	193,109	10,123
* Auxilium Pharmaceuticals Inc.	403,331	9,866
* PSS World Medical Inc.	420,578	9,581
* Lexicon Pharmaceuticals Inc.	4,006,999	9,296
*,
Questcor Pharmaceuticals Inc.	485,507	8,982
* HeartWare International Inc.	94,098	8,891
* DexCom Inc.	571,928	8,596
* Insulet Corp.	397,761	8,584
* Ironwood Pharmaceuticals Inc. Class A	670,282	8,566
* Acorda Therapeutics Inc.	334,202	8,559
* NuVasive Inc.	360,196	8,252
* Hanger Inc.	284,042	8,104
Analogic Corp.	102,574	8,018
* Medidata Solutions Inc.	187,328	7,774
* Neogen Corp.	180,849	7,722
* Amsurg Corp. Class A	263,700	7,484
* ArthroCare Corp.	230,968	7,483
* Akorn Inc.	563,307	7,447
* MedAssets Inc.	418,193	7,444
*,
Exelixis Inc.	1,528,071	7,365
* Wright Medical Group Inc.	327,955	7,251
* Orthofix International NV	156,073	6,984
* Sunrise Senior Living Inc.	485,289	6,925
* Dynavax Technologies Corp.	1,454,174	6,922
* Integra LifeSciences Holdings Corp.	166,660	6,850
CONMED Corp.	236,262	6,733
* Team Health Holdings Inc.	247,003	6,701
* NPS Pharmaceuticals Inc.	720,204	6,662
Meridian Bioscience Inc.	344,328	6,604
* Affymax Inc.	300,267	6,324
* IPC The Hospitalist Co. Inc.	138,346	6,322
* ICU Medical Inc.	103,843	6,280
* Alnylam Pharmaceuticals Inc.	332,708	6,252
*,
Dendreon Corp.	1,290,632	6,234
* Endologix Inc.	450,509	6,226
Quality Systems Inc.	331,875	6,156
* Abaxis Inc.	170,030	6,108
* Rigel Pharmaceuticals Inc.	595,773	6,107
* Luminex Corp.	313,624	6,097
* Molina Healthcare Inc.	240,283	6,043
* Bio-Reference Labs Inc.	207,710	5,936
* ABIOMED Inc.	276,743	5,809
* Achillion Pharmaceuticals Inc.	555,745	5,785
* NxStage Medical Inc.	431,690	5,703
* Halozyme Therapeutics Inc.	740,759	5,600

* Optimer Pharmaceuticals Inc.	393,044	5,550
* MAKO Surgical Corp.	312,635	5,443
* Momenta Pharmaceuticals Inc.	370,163	5,393
* Conceptus Inc.	261,650	5,314
* Emeritus Corp.	252,105	5,279
* Exact Sciences Corp.	476,778	5,249
* Genomic Health Inc.	151,165	5,244
* Infinity Pharmaceuticals Inc.	219,239	5,163
*,
Spectrum Pharmaceuticals Inc.	437,134	5,114
* OraSure Technologies Inc.	452,715	5,034
* Kindred Healthcare Inc.	441,180	5,021
* Merit Medical Systems Inc.	335,739	5,013
* Accretive Health Inc.	444,511	4,961
Computer Programs & Systems Inc.	88,563	4,920
*,
Opko Health Inc.	1,159,819	4,848
Ensign Group Inc.	157,877	4,832
* Greatbatch Inc.	197,283	4,800
* InterMune Inc.	534,917	4,798
Landauer Inc.	79,594	4,753
Cantel Medical Corp.	173,517	4,699
* HealthStream Inc.	163,958	4,666
* Santarus Inc.	516,286	4,585
* BioScrip Inc.	499,084	4,547
* Select Medical Holdings Corp.	395,344	4,440
* Spectranetics Corp.	286,767	4,230
* Antares Pharma Inc.	966,431	4,214
* Quidel Corp.	218,270	4,132
* Omnicell Inc.	293,883	4,085
* Array BioPharma Inc.	685,886	4,019
* AVANIR Pharmaceuticals Inc.	1,226,214	3,924
* Accuray Inc.	553,982	3,922
* Orexigen Therapeutics Inc.	681,793	3,893
* ExamWorks Group Inc.	254,176	3,792
National Healthcare Corp.	78,327	3,739
*,
Sarepta Therapeutics Inc.	237,467	3,688
* Idenix Pharmaceuticals Inc.	805,441	3,681
Invacare Corp.	260,098	3,678
* Celldex Therapeutics Inc.	582,126	3,667
US Physical Therapy Inc.	129,069	3,566
* Neurocrine Biosciences Inc.	435,918	3,479
* XenoPort Inc.	299,316	3,430
* Curis Inc.	821,127	3,399
* ZIOPHARM Oncology Inc.	612,349	3,337
* Ligand Pharmaceuticals Inc. Class B	193,247	3,314
* Pacira Pharmaceuticals Inc.	190,104	3,308
* Affymetrix Inc.	757,155	3,279
* MAP Pharmaceuticals Inc.	210,010	3,270
* Universal American Corp.	353,259	3,264
* Amedisys Inc.	236,110	3,261
* Endocyte Inc.	316,571	3,156
* Acadia Healthcare Co. Inc.	131,639	3,140
* Arqule Inc.	608,116	3,107
*,
Oncothyreon Inc.	600,752	3,088

*,
Sequenom Inc.	869,139	3,068
* Enzon Pharmaceuticals Inc.	438,758	3,054
* Healthways Inc.	260,613	3,052
* Corvel Corp.	68,010	3,043
* Natus Medical Inc.	230,864	3,017
* AMAG Pharmaceuticals Inc.	166,766	2,958
* Threshold Pharmaceuticals Inc.	404,384	2,928
* PharMerica Corp.	231,051	2,925
*,
MannKind Corp.	1,012,533	2,916
*,
Cytori Therapeutics Inc.	656,602	2,896
* Vical Inc.	667,463	2,883
* Synageva BioPharma Corp.	53,675	2,868
*,
Navidea Biopharmaceuticals Inc.	1,040,800	2,862
* Triple-S Management Corp. Class B	135,608	2,834
* Symmetry Medical Inc.	282,198	2,791
* AVEO Pharmaceuticals Inc.	267,494	2,785
* Dyax Corp.	1,065,622	2,771
* Depomed Inc.	463,051	2,737
* Hi-Tech Pharmacal Co. Inc.	82,540	2,733
* AMN Healthcare Services Inc.	270,140	2,718
* Gentiva Health Services Inc.	238,558	2,701
* LHC Group Inc.	136,497	2,521
* AngioDynamics Inc.	206,375	2,518
* Emergent Biosolutions Inc.	175,128	2,489
* Cambrex Corp.	210,154	2,465
* Sangamo Biosciences Inc.	402,759	2,449
* Capital Senior Living Corp.	167,775	2,428
* BioCryst Pharmaceuticals Inc.	561,272	2,380
* IRIS International Inc.	121,591	2,373
* Geron Corp.	1,343,778	2,284
*,
Keryx Biopharmaceuticals Inc.	810,009	2,284
* Immunomedics Inc.	643,391	2,258
* SurModics Inc.	109,579	2,216
* XOMA Corp.	596,793	2,202
* Vanguard Health Systems Inc.	174,909	2,164
* Cerus Corp.	634,793	2,158
* Sciclone Pharmaceuticals Inc.	387,129	2,149
Atrion Corp.	9,659	2,139
* Fluidigm Corp.	125,779	2,138
* Metropolitan Health Networks Inc.	228,439	2,134
* Staar Surgical Co.	274,576	2,076
*,
Repros Therapeutics Inc.	133,159	2,028
* Cynosure Inc. Class A	76,553	2,019
* Novavax Inc.	934,136	2,018
*,
Clovis Oncology Inc.	95,015	1,943
* Vascular Solutions Inc.	128,899	1,909
* Obagi Medical Products Inc.	153,243	1,902
* Dusa Pharmaceuticals Inc.	274,523	1,864
* Corcept Therapeutics Inc.	664,254	1,853
* Amicus Therapeutics Inc.	356,134	1,852

*,
Savient Pharmaceuticals Inc.	725,975	1,808
* Cytokinetics Inc.	2,167,862	1,806
*,
Sunesis Pharmaceuticals Inc.	313,649	1,772
* Almost Family Inc.	82,058	1,746
CryoLife Inc.	257,406	1,730
* Palomar Medical Technologies Inc.	182,942	1,727
* Five Star Quality Care Inc.	334,038	1,707
* Furiex Pharmaceuticals Inc.	88,633	1,691
* Repligen Corp.	282,391	1,683
* GTx Inc.	360,741	1,652
* GenMark Diagnostics Inc.	178,815	1,647
* Synta Pharmaceuticals Corp.	214,350	1,633
* Pain Therapeutics Inc.	323,167	1,632
* Mediware Information Systems	73,777	1,616
*,
Osiris Therapeutics Inc.	145,173	1,604
* Sucampo Pharmaceuticals Inc. Class A	312,480	1,572
* Providence Service Corp.	119,198	1,548
* RTI Biologics Inc.	366,590	1,529
* Cardiovascular Systems Inc.	130,580	1,510
* Raptor Pharmaceutical Corp.	265,258	1,475
* Anika Therapeutics Inc.	97,289	1,461
* Sun Healthcare Group Inc.	170,621	1,444
* Synergy Pharmaceuticals Inc.	299,258	1,430
* Omeros Corp.	150,711	1,417
* Tornier NV	74,703	1,416
Psychemedics Corp.	115,494	1,403
Young Innovations Inc.	35,173	1,375
Assisted Living Concepts Inc. Class A	176,171	1,344
* Albany Molecular Research Inc.	387,131	1,343
* Astex Pharmaceuticals	433,784	1,332
* Harvard Bioscience Inc.	313,824	1,327
* Targacept Inc.	268,521	1,313
* Merge Healthcare Inc.	341,358	1,307
* Pozen Inc.	194,041	1,287
*,
Cell Therapeutics Inc.	522,164	1,269
*,
Ampio Pharmaceuticals Inc.	321,482	1,254
*,
Rockwell Medical Technologies Inc.	150,967	1,233
* Cadence Pharmaceuticals Inc.	312,279	1,224
*,
Hemispherx Biopharma Inc.	1,503,111	1,203
National Research Corp.	23,383	1,175
* Durect Corp.	794,820	1,145
* Solta Medical Inc.	360,619	1,132
* Chindex International Inc.	109,390	1,130
* Rochester Medical Corp.	94,200	1,113
Simulations Plus Inc.	239,959	1,106
* Vanda Pharmaceuticals Inc.	267,541	1,078
* Alphatec Holdings Inc.	650,530	1,073
* BioDelivery Sciences International Inc.	169,046	1,068
* Vocera Communications Inc.	34,478	1,066
* Synergetics USA Inc.	213,690	1,056

* Cross Country Healthcare Inc.	220,282	1,040
* RadNet Inc.	373,069	1,037
* Chelsea Therapeutics International Ltd.	849,679	1,020
* Unilife Corp.	325,083	1,014
*,
Biotime Inc.	232,517	977
* SIGA Technologies Inc.	301,128	964
* Greenway Medical Technologies	55,978	957
*,
Apricus Biosciences Inc.	289,656	944
*,
PhotoMedex Inc.	66,932	941
* OncoGenex Pharmaceutical Inc.	66,063	936
* Cutera Inc.	122,814	917
*,
Celsion Corp.	165,062	895
* Peregrine Pharmaceuticals Inc.	868,146	894
* ACADIA Pharmaceuticals Inc.	351,365	889
* Zogenix Inc.	333,135	886
*,
Neostem Inc.	1,287,145	882
* Skilled Healthcare Group Inc.	132,719	853
* Insmed Inc.	187,049	851
LeMaitre Vascular Inc.	132,140	848
*,
Hansen Medical Inc.	426,486	832
*,
Galena Biopharma Inc.	450,875	803
* AtriCure Inc.	107,470	800
*,
MELA Sciences Inc.	244,940	786
* NewLink Genetics Corp.	47,770	775
* Aegerion Pharmaceuticals Inc.	51,932	770
* Columbia Laboratories Inc.	776,381	769
* Sagent Pharmaceuticals Inc.	48,026	766
* PDI Inc.	95,770	763
*,
Biolase Inc.	444,460	760
*,
Cel-Sci Corp.	2,176,698	751
* Cardica Inc.	511,062	736
Heska Corp.	80,864	729
*,
Delcath Systems Inc.	445,555	722
*,
Supernus Pharmaceuticals Inc.	62,411	721
* Alliance HealthCare Services Inc.	509,305	718
* Exactech Inc.	39,553	705
Maxygen Inc.	265,105	700
* Discovery Laboratories Inc.	206,429	677
* Biospecifics Technologies Corp.	34,496	670
* Epocrates Inc.	57,300	668
* Nabi Biopharmaceuticals	375,924	665
* Transcept Pharmaceuticals Inc.	121,239	644
* Digirad Corp.	309,065	640
* EnteroMedics Inc.	174,898	638
* Pacific Biosciences of California Inc.	343,351	628

*,
Cleveland Biolabs Inc.	233,942	627
* Trius Therapeutics Inc.	107,463	627
* Adcare Health Systems Inc.	129,077	626
*,
Aastrom Biosciences Inc.	381,111	617
* Theragenics Corp.	349,203	601
*,
Neuralstem Inc.	461,491	577
* Progenics Pharmaceuticals Inc.	198,324	569
* LCA-Vision Inc.	139,887	565
* Zalicus Inc.	762,237	564
* Synthetic Biologics Inc.	270,376	562
*,
CytRx Corp.	151,367	549
Utah Medical Products Inc.	15,890	540
*,
PharmAthene Inc.	441,466	521
* Myrexis Inc.	205,574	500
*,
Biosante Pharmaceuticals Inc.	253,543	479
* Enzo Biochem Inc.	234,294	478
* Cumberland Pharmaceuticals Inc.	73,721	476
*,
Bacterin International Holdings Inc.	303,323	470
* Inovio Pharmaceuticals Inc.	789,837	462
*,
Alexza Pharmaceuticals Inc.	104,998	462
* Derma Sciences Inc.	44,372	461
* Iridex Corp.	124,315	459
* Bovie Medical Corp.	127,296	458
* TearLab Corp.	118,923	458
* Agenus Inc.	98,951	456
* CardioNet Inc.	177,312	447
* Nanosphere Inc.	131,072	435
* Coronado Biosciences Inc.	82,807	431
*,
iBio Inc.	404,460	421
* BioMimetic Therapeutics Inc.	101,425	417
* Medical Action Industries Inc.	118,900	415
*,
Oculus Innovative Sciences Inc.	436,057	410
* Codexis Inc.	132,578	402
* Metabolix Inc.	237,922	397
*,
Rexahn Pharmaceuticals Inc.	779,754	394
* Anacor Pharmaceuticals Inc.	59,591	392
* Uroplasty Inc.	94,682	361
* Cyclacel Pharmaceuticals Inc.	76,778	358
*,
Medgenics Inc.	32,827	348
* Zeltiq Aesthetics Inc.	61,638	348
*,
ImmunoCellular Therapeutics Ltd.	118,000	332
*,
Acura Pharmaceuticals Inc.	185,714	323

*,
BSD Medical Corp.	245,667	322
* Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*,
StemCells Inc.	149,436	308
* Hooper Holmes Inc.	466,668	299
* Vision Sciences Inc.	219,728	290
* Horizon Pharma Inc.	78,856	274
* Authentidate Holding Corp.	195,822	251
* Opexa Therapeutics Inc.	348,635	244
*,
IsoRay Inc.	334,348	241
* Catalyst Pharmaceutical Partners Inc.	156,356	236
* Strategic Diagnostics Inc.	188,018	235
* GenVec Inc.	142,331	223
*,
Arrowhead Research Corp.	84,709	223
*,
Icad Inc.	101,374	219
* Lannett Co. Inc.	44,423	215
* ADVENTRX Pharmaceuticals Inc.	291,820	210
* pSivida Corp.	121,317	200
* Ventrus Biosciences Inc.	53,128	190
* TranS1 Inc.	67,672	179
* Urologix Inc.	222,218	173
* Anthera Pharmaceuticals Inc.	166,207	165
* Sharps Compliance Corp.	63,085	160
* ThermoGenesis Corp.	145,627	157
*,
Somaxon Pharmaceuticals Inc.	526,401	152
* Idera Pharmaceuticals Inc.	151,379	151
* Cornerstone Therapeutics Inc.	28,390	146
* Complete Genomics Inc.	46,403	144
* VirtualScopics Inc.	161,804	142
* Entremed Inc.	77,282	139
* Athersys Inc.	98,648	137
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*,
Bioanalytical Systems Inc.	86,496	112
* Biodel Inc.	37,730	110
*,
Stereotaxis Inc.	71,560	102
* Novabay Pharmaceuticals Inc.	81,026	99
* SunLink Health Systems Inc.	59,900	92
* MGC Diagnostics Corp.	15,293	90
* MediciNova Inc.	45,442	86
* American Caresource Holdings Inc.	51,566	79
* AcelRx Pharmaceuticals Inc.	23,537	75
* Retractable Technologies Inc.	65,262	74
* Alimera Sciences Inc.	28,169	73
* ProPhase Labs Inc.	52,086	71
*,
Cardium Therapeutics Inc.	306,488	66
* CombiMatrix Corp.	96,249	60
*,
NuPathe Inc.	14,802	53
* CAS Medical Systems Inc.	29,098	51

* Palatin Technologies Inc.	75,469	51
* DynaVox Inc. Class A	85,592	45
*,
Merrimack Pharmaceuticals Inc.	4,329	41
*,
Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights Exp. 03/28/2013	395,811	40
* Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights Exp. 03/28/2013	395,811	40
* PURE Bioscience Inc.	37,078	39
* Pernix Therapeutics Holdings	5,202	39
* BG Medicine Inc.	9,804	36
* ERBA Diagnostics Inc.	54,515	34
* Escalon Medical Corp.	91,117	32
* AspenBio Pharma Inc.	10,295	29
* Accelr8 Technology Corp.	8,000	26
* Allied Healthcare Products	9,915	26
*,
Oxygen Biotherapeutics Inc.	43,608	25
* Telik Inc.	14,700	24
*,
OXiGENE Inc.	41,123	23
* ARCA Biopharma Inc.	61,940	22
Ligand Pharmaceuticals Inc. General Contingent Value Rights Exp. 03/28/2013	395,811	14
*,
Ligand Pharmaceuticals Inc. Roche Contingent Value Rights Exp. 03/28/2013	395,811	7
* NeuroMetrix Inc.	10,509	6
* DARA Biosciences Inc.	5,069	5
* Galectin Therapeutics Inc.	600	1
* Senesco Technologies Inc.	500	—
		2,616,888
Industrials (15.0%)
AMETEK Inc.	1,973,502	69,961
Kansas City Southern	895,154	67,835
* Delta Air Lines Inc.	6,918,899	63,377
* Verisk Analytics Inc. Class A	1,175,599	55,970
* United Continental Holdings Inc.	2,704,383	52,735
* TransDigm Group Inc.	364,230	51,673
* IHS Inc. Class A	410,925	40,004
Donaldson Co. Inc.	1,115,013	38,702
JB Hunt Transport Services Inc.	736,495	38,327
* AGCO Corp.	791,077	37,560
KBR Inc.	1,198,788	35,748
* B/E Aerospace Inc.	846,038	35,618
* Fortune Brands Home & Security Inc.	1,307,646	35,320
Hubbell Inc. Class B	434,248	35,061
* Hertz Global Holdings Inc.	2,428,376	33,342
* Owens Corning	964,371	32,268
Wabtec Corp.	389,634	31,284
Waste Connections Inc.	1,002,606	30,329
* WABCO Holdings Inc.	520,135	29,996
Chicago Bridge & Iron Co. NV	787,072	29,980
* Nielsen Holdings NV	998,559	29,937
IDEX Corp.	678,518	28,342
Corrections Corp. of America	814,114	27,232
SPX Corp.	412,848	27,004
Nordson Corp.	459,047	26,909
Carlisle Cos. Inc.	516,941	26,840
Lincoln Electric Holdings Inc.	679,695	26,542

Triumph Group Inc.	408,905	25,569
MSC Industrial Direct Co. Inc. Class A	377,761	25,484
* Kirby Corp.	454,585	25,129
Graco Inc.	492,399	24,758
Valmont Industries Inc.	188,152	24,742
Towers Watson & Co. Class A	465,369	24,688
* United Rentals Inc.	754,150	24,668
* Babcock & Wilcox Co.	966,723	24,622
Timken Co.	657,403	24,429
Kennametal Inc.	651,832	24,170
Gardner Denver Inc.	398,478	24,072
* Copart Inc.	867,667	24,060
Regal-Beloit Corp.	339,074	23,898
Manpower Inc.	645,492	23,754
* Shaw Group Inc.	536,981	23,423
URS Corp.	631,434	22,296
Acuity Brands Inc.	344,659	21,813
* Genesee & Wyoming Inc. Class A	324,139	21,672
* Sensata Technologies Holding NV	708,220	21,084
* Foster Wheeler AG	877,743	21,031
Robbins & Myers Inc.	346,451	20,648
* Oshkosh Corp.	747,262	20,497
* WESCO International Inc.	358,058	20,481
* Terex Corp.	899,216	20,304
* Alaska Air Group Inc.	573,643	20,112
* Spirit Aerosystems Holdings Inc. Class A	902,084	20,035
* Dollar Thrifty Automotive Group Inc.	228,207	19,838
* Hexcel Corp.	817,976	19,648
* AECOM Technology Corp.	922,030	19,510
* Colfax Corp.	531,478	19,489
Trinity Industries Inc.	642,906	19,268
* Teledyne Technologies Inc.	303,633	19,247
Toro Co.	478,041	19,016
* Clean Harbors Inc.	387,206	18,915
Covanta Holding Corp.	1,098,931	18,858
Watsco Inc.	242,712	18,395
Lennox International Inc.	377,894	18,275
CLARCOR Inc.	407,864	18,203
AO Smith Corp.	315,782	18,170
* Chart Industries Inc.	244,453	18,053
Landstar System Inc.	379,635	17,949
* Middleby Corp.	153,895	17,796
* Old Dominion Freight Line Inc.	579,302	17,472
* Huntington Ingalls Industries Inc.	410,793	17,274
Woodward Inc.	501,421	17,038
Actuant Corp. Class A	593,958	16,999
GATX Corp.	389,959	16,550
* USG Corp.	732,720	16,083
Exelis Inc.	1,555,368	16,083
Crane Co.	392,094	15,656
EMCOR Group Inc.	544,069	15,528
ITT Corp.	769,178	15,499
Corporate Executive Board Co.	279,698	15,000
Manitowoc Co. Inc.	1,101,442	14,693
* Portfolio Recovery Associates Inc.	139,383	14,556
Mueller Industries Inc.	318,763	14,494
* Esterline Technologies Corp.	256,839	14,419

Applied Industrial Technologies Inc.	348,012	14,418
* Moog Inc. Class A	377,404	14,292
Geo Group Inc.	512,696	14,186
* US Airways Group Inc.	1,353,841	14,161
* EnerSys Inc.	399,565	14,101
* Tetra Tech Inc.	529,408	13,902
Harsco Corp.	672,188	13,800
* Avis Budget Group Inc.	884,356	13,601
Belden Inc.	364,468	13,442
*,
Polypore International Inc.	378,608	13,384
Alliant Techsystems Inc.	265,776	13,318
* Advisory Board Co.	278,163	13,305
* KAR Auction Services Inc.	651,520	12,861
Deluxe Corp.	418,872	12,801
Healthcare Services Group Inc.	559,582	12,798
Curtiss-Wright Corp.	391,103	12,789
Con-way Inc.	465,314	12,736
Rollins Inc.	538,744	12,601
* General Cable Corp.	414,836	12,188
* Navistar International Corp.	571,949	12,062
UTi Worldwide Inc.	863,202	11,627
* Atlas Air Worldwide Holdings Inc.	220,324	11,375
* Acacia Research Corp.	414,962	11,374
HEICO Corp.	291,986	11,297
Brady Corp. Class A	385,208	11,279
* Beacon Roofing Supply Inc.	391,260	11,151
* Air Lease Corp.	543,136	11,080
Brink's Co.	394,609	10,138
Barnes Group Inc.	390,847	9,775
HNI Corp.	380,208	9,699
* MasTec Inc.	490,848	9,670
Mine Safety Appliances Co.	258,384	9,630
Franklin Electric Co. Inc.	158,295	9,575
Herman Miller Inc.	487,266	9,472
Simpson Manufacturing Co. Inc.	329,143	9,420
* FTI Consulting Inc.	350,684	9,356
* GrafTech International Ltd.	1,034,484	9,300
* JetBlue Airways Corp.	1,902,270	9,112
Raven Industries Inc.	302,140	8,892
United Stationers Inc.	341,424	8,884
* RBC Bearings Inc.	184,179	8,859
Watts Water Technologies Inc. Class A	231,698	8,765
* II-VI Inc.	457,186	8,696
ESCO Technologies Inc.	223,231	8,673
* Hub Group Inc. Class A	288,975	8,577
UniFirst Corp.	126,874	8,474
Granite Construction Inc.	290,693	8,349
TAL International Group Inc.	243,024	8,258
Armstrong World Industries Inc.	176,336	8,177
AZZ Inc.	210,930	8,011
* Allegiant Travel Co. Class A	126,367	8,007
Werner Enterprises Inc.	370,738	7,923
* DigitalGlobe Inc.	387,741	7,906
Kaman Corp.	220,426	7,904
ABM Industries Inc.	403,618	7,640
Lindsay Corp.	106,129	7,638

Briggs & Stratton Corp.	404,573	7,553
Forward Air Corp.	242,601	7,378
Matson Inc.	351,875	7,358
* Orbital Sciences Corp.	491,712	7,159
Knight Transportation Inc.	492,520	7,043
* Nortek Inc.	126,554	6,926
Universal Forest Products Inc.	164,526	6,834
Tennant Co.	157,557	6,747
NACCO Industries Inc. Class A	53,133	6,663
* Huron Consulting Group Inc.	191,180	6,657
Cubic Corp.	131,738	6,595
Amerco Inc.	60,689	6,455
* Spirit Airlines Inc.	377,069	6,440
Mueller Water Products Inc. Class A	1,306,960	6,404
Interface Inc. Class A	484,119	6,395
* Exponent Inc.	111,867	6,386
Steelcase Inc. Class A	642,489	6,329
* Aegion Corp. Class A	328,120	6,287
* On Assignment Inc.	313,026	6,235
^ Titan International Inc.	352,344	6,222
* EnPro Industries Inc.	171,726	6,184
* ACCO Brands Corp.	951,218	6,173
* Korn/Ferry International	399,555	6,125
* Trimas Corp.	251,901	6,073
Kaydon Corp.	267,501	5,976
* Seaboard Corp.	2,608	5,894
Quanex Building Products Corp.	306,614	5,777
Sun Hydraulics Corp.	216,314	5,747
Knoll Inc.	400,477	5,587
* Swift Transportation Co.	641,113	5,526
AAR Corp.	336,428	5,524
CIRCOR International Inc.	145,506	5,493
* Rush Enterprises Inc. Class A	281,632	5,424
* Blount International Inc.	408,175	5,372
* TrueBlue Inc.	336,885	5,296
* Astec Industries Inc.	167,301	5,288
* Team Inc.	164,171	5,229
Resources Connection Inc.	398,328	5,222
* Encore Capital Group Inc.	183,905	5,197
Albany International Corp.	235,851	5,182
* Mobile Mini Inc.	305,585	5,106
Aircastle Ltd.	447,673	5,072
Heartland Express Inc.	375,914	5,022
Generac Holdings Inc.	215,510	4,933
G&K Services Inc. Class A	157,265	4,924
American Science & Engineering Inc.	74,914	4,915
McGrath RentCorp	187,505	4,892
* GenCorp Inc.	515,029	4,888
* GeoEye Inc.	184,790	4,884
Ceradyne Inc.	199,122	4,865
* RailAmerica Inc.	176,866	4,859
* Navigant Consulting Inc.	434,731	4,804
Insperity Inc.	189,561	4,783
Cascade Corp.	86,370	4,728
Standex International Corp.	105,767	4,701
Apogee Enterprises Inc.	236,274	4,636
* MRC Global Inc.	186,123	4,577

Encore Wire Corp.	155,194	4,541
* Sykes Enterprises Inc.	327,198	4,398
* DXP Enterprises Inc.	91,265	4,360
SkyWest Inc.	418,698	4,325
* Trex Co. Inc.	124,568	4,250
John Bean Technologies Corp.	260,040	4,246
Griffon Corp.	409,725	4,220
Comfort Systems USA Inc.	385,396	4,212
* Wabash National Corp.	579,599	4,133
* Dycom Industries Inc.	283,897	4,082
Great Lakes Dredge & Dock Corp.	485,716	3,740
Altra Holdings Inc.	204,575	3,723
* Rexnord Corp.	201,200	3,666
Sauer-Danfoss Inc.	89,362	3,593
Celadon Group Inc.	221,806	3,564
Gorman-Rupp Co.	129,274	3,490
US Ecology Inc.	160,296	3,459
AAON Inc.	174,512	3,436
* MYR Group Inc.	171,686	3,425
Ennis Inc.	206,808	3,394
National Presto Industries Inc.	46,454	3,386
Viad Corp.	160,834	3,355
* Meritor Inc.	782,293	3,317
* Aerovironment Inc.	140,900	3,307
* Greenbrier Cos. Inc.	204,733	3,304
* Standard Parking Corp.	147,060	3,299
* Federal Signal Corp.	520,799	3,291
* InnerWorkings Inc.	246,289	3,207
SeaCube Container Leasing Ltd.	169,592	3,180
* Taser International Inc.	525,741	3,170
Primoris Services Corp.	239,521	3,126
* Kratos Defense & Security Solutions Inc.	527,616	3,081
* Gibraltar Industries Inc.	237,795	3,049
^ Quad/Graphics Inc.	178,698	3,031
* ICF International Inc.	148,702	2,989
* Kforce Inc.	248,284	2,927
H&E Equipment Services Inc.	239,575	2,904
* Layne Christensen Co.	145,686	2,857
* Titan Machinery Inc.	140,491	2,849
Kelly Services Inc. Class A	221,505	2,791
*,
Capstone Turbine Corp.	2,750,713	2,751
* Tutor Perini Corp.	239,229	2,737
* Powell Industries Inc.	69,298	2,680
* Kadant Inc.	114,775	2,662
* Columbus McKinnon Corp.	175,013	2,644
Kimball International Inc. Class B	212,847	2,601
Douglas Dynamics Inc.	175,837	2,601
* CBIZ Inc.	426,128	2,565
CDI Corp.	146,930	2,502
* Mistras Group Inc.	107,444	2,493
* Lydall Inc.	176,048	2,481
* Wesco Aircraft Holdings Inc.	181,489	2,479
HEICO Corp. Class A	80,937	2,469
* Thermon Group Holdings Inc.	97,687	2,441
LB Foster Co. Class A	74,767	2,418
Marten Transport Ltd.	137,292	2,412

Multi-Color Corp.	102,761	2,380
* Accuride Corp.	508,208	2,368
* Consolidated Graphics Inc.	87,958	2,295
Aceto Corp.	242,657	2,293
* Northwest Pipe Co.	92,613	2,283
*,
Odyssey Marine Exploration Inc.	721,277	2,279
Global Power Equipment Group Inc.	121,980	2,255
Heidrick & Struggles International Inc.	176,519	2,249
* GP Strategies Corp.	112,288	2,169
* Astronics Corp.	70,362	2,167
* Hawaiian Holdings Inc.	372,905	2,085
* Saia Inc.	102,832	2,071
Barrett Business Services Inc.	76,080	2,062
FreightCar America Inc.	115,747	2,059
Arkansas Best Corp.	254,720	2,017
* American Woodmark Corp.	100,997	2,017
Houston Wire & Cable Co.	186,573	2,008
*,
XPO Logistics Inc.	163,671	2,003
* EnergySolutions Inc.	715,580	1,954
* Builders FirstSource Inc.	365,989	1,899
* Park-Ohio Holdings Corp.	86,852	1,882
* EnerNOC Inc.	144,491	1,875
* Engility Holdings Inc.	101,383	1,871
* Air Transport Services Group Inc.	419,794	1,847
* American Railcar Industries Inc.	64,502	1,828
* American Superconductor Corp.	429,522	1,783
Alamo Group Inc.	51,478	1,739
* Michael Baker Corp.	71,359	1,703
US Home Systems Inc.	135,989	1,696
* Echo Global Logistics Inc.	97,780	1,677
* LMI Aerospace Inc.	80,595	1,647
Ampco-Pittsburgh Corp.	88,670	1,636
* CAI International Inc.	79,622	1,634
* Furmanite Corp.	287,605	1,634
Dynamic Materials Corp.	106,935	1,606
* Orion Marine Group Inc.	209,452	1,556
Insteel Industries Inc.	131,897	1,547
* Dolan Co.	281,941	1,517
* Ducommun Inc.	111,290	1,514
* Edgen Group Inc.	193,733	1,501
*,
Swisher Hygiene Inc.	1,086,013	1,499
*,
Proto Labs Inc.	43,520	1,472
Graham Corp.	81,273	1,469
Ceco Environmental Corp.	149,590	1,461
Asta Funding Inc.	153,816	1,444
* Ameresco Inc. Class A	121,222	1,432
* NCI Building Systems Inc.	142,434	1,429
* Commercial Vehicle Group Inc.	192,877	1,418
* Pike Electric Corp.	176,366	1,402
* Republic Airways Holdings Inc.	300,617	1,392
* NN Inc.	163,862	1,391
* CRA International Inc.	78,901	1,363
* Franklin Covey Co.	113,349	1,360

Schawk Inc. Class A	102,757	1,341
* Roadrunner Transportation Systems Inc.	82,846	1,340
Miller Industries Inc.	82,479	1,324
* RPX Corp.	117,769	1,320
VSE Corp.	53,516	1,311
* Vicor Corp.	193,915	1,293
* Pacer International Inc.	316,600	1,260
* KEYW Holding Corp.	100,400	1,255
* Sterling Construction Co. Inc.	123,589	1,233
Twin Disc Inc.	67,964	1,217
LSI Industries Inc.	177,466	1,196
* AT Cross Co. Class A	118,030	1,177
* Flow International Corp.	314,628	1,164
* Cenveo Inc.	505,257	1,157
NL Industries Inc.	100,016	1,149
* Pendrell Corp.	997,927	1,128
* FuelCell Energy Inc.	1,279,651	1,126
Coleman Cable Inc.	116,803	1,126
* Quality Distribution Inc.	121,052	1,120
* American Reprographics Co.	262,129	1,119
Met-Pro Corp.	122,891	1,100
Intersections Inc.	103,045	1,086
* CPI Aerostructures Inc.	96,915	1,051
* Energy Recovery Inc.	352,703	1,044
* TRC Cos. Inc.	133,600	1,005
* Rand Logistics Inc.	129,696	977
* Patriot Transportation Holding Inc.	34,975	975
* Asset Acceptance Capital Corp.	130,270	972
Preformed Line Products Co.	17,704	962
International Shipholding Corp.	56,822	959
Argan Inc.	54,705	955
^ Acorn Energy Inc.	103,247	921
* Hurco Cos. Inc.	40,210	920
Universal Truckload Services Inc.	57,202	914
* BlueLinx Holdings Inc.	387,821	908
* Casella Waste Systems Inc. Class A	209,903	898
* Willis Lease Finance Corp.	70,407	869
Pentair Inc.	18,808	837
* Patrick Industries Inc.	53,856	833
SIFCO Industries Inc.	45,688	832
Allied Motion Technologies Inc.	123,824	817
* Hudson Technologies Inc.	212,882	773
*,
Zipcar Inc.	98,800	769
Courier Corp.	62,828	768
* PMFG Inc.	93,659	758
PAM Transportation Services Inc.	74,440	742
* Hudson Global Inc.	161,853	722
* Active Power Inc.	873,578	699
* Tecumseh Products Co. Class A	132,467	686
Baltic Trading Ltd.	210,827	681
Hardinge Inc.	66,364	680
* PowerSecure International Inc.	112,688	675
* Genco Shipping & Trading Ltd.	179,192	659
* Hill International Inc.	138,438	604
* Metalico Inc.	233,872	599
Eastern Co.	31,545	591

Ecology and Environment Inc.	45,100	555
* Xerium Technologies Inc.	156,251	547
* Magnetek Inc.	44,543	502
* USA Truck Inc.	134,691	501
* Fuel Tech Inc.	116,591	486
* API Technologies Corp.	168,654	484
* Supreme Industries Inc. Class A	131,023	478
* Frozen Food Express Industries	240,329	473
* Heritage-Crystal Clean Inc.	23,754	472
Lawson Products Inc.	67,897	470
LS Starrett Co. Class A	36,454	469
* Innovative Solutions & Support Inc.	115,439	459
Sypris Solutions Inc.	62,848	449
* Virco Manufacturing Corp.	188,287	446
Providence and Worcester Railroad Co.	31,838	436
* Integrated Electrical Services Inc.	93,524	426
*,
Ocean Power Technologies Inc.	129,516	378
* Key Technology Inc.	38,521	370
*,
Eagle Bulk Shipping Inc.	88,719	320
* Perma-Fix Environmental Services	305,178	317
KSW Inc.	61,370	306
* Gencor Industries Inc.	41,010	305
* Ultralife Corp.	97,212	302
* Omega Flex Inc.	28,118	298
* Astrotech Corp.	304,120	297
* WageWorks Inc.	16,600	290
* Manitex International Inc.	38,900	281
* TMS International Corp. Class A	27,050	268
* Mfri Inc.	45,537	264
* RCM Technologies Inc.	47,961	261
* Lightbridge Corp.	126,943	256
* UniTek Global Services Inc.	59,208	255
* A123 Systems Inc.	939,587	235
* Astronics Corp. Class B	6,551	224
* YRC Worldwide Inc.	32,085	217
* Taylor Devices Inc.	23,333	195
* PGT Inc.	57,637	189
* Orion Energy Systems Inc.	95,135	186
* American Electric Technologies Inc.	39,498	186
*,
Satcon Technology Corp.	165,568	182
* Covenant Transportation Group Inc. Class A	39,032	180
* Ascent Solar Technologies Inc.	168,632	175
Servotronics Inc.	19,802	172
Standard Register Co.	236,018	168
* Arotech Corp.	169,158	152
* Plug Power Inc.	180,532	150
* Broadwind Energy Inc.	66,921	146
* Innotrac Corp.	74,579	145
* Versar Inc.	42,809	143
* Transcat Inc.	25,176	133
* AMREP Corp.	12,689	127
* Breeze-Eastern Corp.	15,515	118
* Rush Enterprises Inc. Class B	5,550	93
* Enphase Energy Inc.	21,853	90

* Adept Technology Inc.	19,136	76
* ZBB Energy Corp.	271,560	75
* Essex Rental Corp.	22,346	69
* Tecumseh Products Co. Class B	11,900	67
* Mastech Holdings Inc.	12,664	63
* Lime Energy Co.	88,932	63
* Real Goods Solar Inc. Class A	78,497	55
* Industrial Services of America Inc.	13,228	48
* Altair Nanotechnologies Inc.	61,619	48
Hubbell Inc. Class A	500	37
* Luna Innovations Inc.	17,858	30
* Nexxus Lighting Inc.	30,477	24
* Spherix Inc.	1,982	22
* DLH Holdings Corp.	17,157	20
* Innovaro Inc.	36,380	19
* Ecotality Inc.	25,078	11
* Sparton Corp.	500	6
* Universal Power Group Inc.	800	2
		3,451,072
Information Technology (15.8%)
* Facebook Inc. Class A	4,000,875	86,619
* Equinix Inc.	392,067	80,785
* VMware Inc. Class A	693,955	67,133
* LinkedIn Corp. Class A	540,978	65,134
Maxim Integrated Products Inc.	2,377,657	63,293
Avago Technologies Ltd.	1,749,200	60,986
* Rackspace Hosting Inc.	884,538	58,459
* Alliance Data Systems Corp.	406,061	57,640
* ANSYS Inc.	751,329	55,148
* Nuance Communications Inc.	2,001,252	49,811
* Trimble Navigation Ltd.	1,022,777	48,746
* Synopsys Inc.	1,223,968	40,415
Activision Blizzard Inc.	3,437,615	38,776
* TIBCO Software Inc.	1,253,132	37,882
* Skyworks Solutions Inc.	1,552,780	36,591
* Ariba Inc.	799,243	35,806
* Gartner Inc.	760,247	35,040
IAC/InterActiveCorp	655,633	34,132
* Avnet Inc.	1,150,197	33,459
FactSet Research Systems Inc.	332,977	32,106
* MICROS Systems Inc.	652,672	32,059
* Informatica Corp.	883,100	30,741
* NCR Corp.	1,294,600	30,177
* Arrow Electronics Inc.	885,349	29,845
* Riverbed Technology Inc.	1,255,400	29,213
* Cadence Design Systems Inc.	2,236,857	28,777
* SolarWinds Inc.	495,002	27,591
* Concur Technologies Inc.	366,914	27,053
Global Payments Inc.	643,379	26,913
Jack Henry & Associates Inc.	701,050	26,570
* AOL Inc.	732,589	25,809
* Fortinet Inc.	1,067,916	25,779
Solera Holdings Inc.	570,257	25,017
* VeriFone Systems Inc.	877,381	24,435
* Cree Inc.	943,523	24,088
Broadridge Financial Solutions Inc.	1,016,315	23,711
* ON Semiconductor Corp.	3,717,903	22,939

* CoreLogic Inc.	857,161	22,740
* Brocade Communications Systems Inc.	3,788,471	22,409
* Ultimate Software Group Inc.	217,800	22,237
* Wright Express Corp.	314,659	21,938
* NeuStar Inc. Class A	540,424	21,633
* Parametric Technology Corp.	965,973	21,058
* Cirrus Logic Inc.	525,598	20,178
* CommVault Systems Inc.	340,209	19,970
* Aspen Technology Inc.	761,375	19,682
National Instruments Corp.	777,398	19,567
* Aruba Networks Inc.	867,453	19,505
Lender Processing Services Inc.	692,643	19,318
* Atmel Corp.	3,581,276	18,838
* Ingram Micro Inc.	1,221,245	18,600
* CoStar Group Inc.	218,123	17,786
Diebold Inc.	525,124	17,702
* Compuware Corp.	1,754,162	17,384
FEI Co.	316,172	16,915
MAXIMUS Inc.	282,931	16,897
* Fusion-io Inc.	545,499	16,512
* Zebra Technologies Corp.	421,356	15,818
* FleetCor Technologies Inc.	333,415	14,937
* Microsemi Corp.	740,668	14,865
* NetSuite Inc.	225,039	14,357
Convergys Corp.	915,043	14,339
* Tech Data Corp.	313,715	14,211
* Polycom Inc.	1,439,033	14,203
DST Systems Inc.	249,645	14,120
* Itron Inc.	321,582	13,876
* Cavium Inc.	412,563	13,751
* Semtech Corp.	545,885	13,729
* Fairchild Semiconductor International Inc. Class A	1,035,682	13,588
* ACI Worldwide Inc.	319,165	13,488
* QLIK Technologies Inc.	599,949	13,445
* IPG Photonics Corp.	232,730	13,335
* Quest Software Inc.	472,825	13,239
* Cymer Inc.	257,927	13,170
* Dolby Laboratories Inc. Class A	400,511	13,117
InterDigital Inc.	346,999	12,936
Anixter International Inc.	224,366	12,892
* Rovi Corp.	887,723	12,881
Lexmark International Inc. Class A	575,600	12,807
*,
3D Systems Corp.	387,514	12,730
Fair Isaac Corp.	279,749	12,382
* Hittite Microwave Corp.	220,646	12,239
Plantronics Inc.	345,737	12,215
* NETGEAR Inc.	316,447	12,069
* Arris Group Inc.	942,338	12,053
* ViaSat Inc.	322,425	12,052
* Mentor Graphics Corp.	777,285	12,032
* Sourcefire Inc.	245,321	12,028
Cypress Semiconductor Corp.	1,112,370	11,925
* OSI Systems Inc.	151,998	11,832
* Universal Display Corp.	336,095	11,555
* Silicon Laboratories Inc.	312,776	11,498
j2 Global Inc.	349,000	11,454

* JDA Software Group Inc.	354,792	11,275
* Ciena Corp.	827,447	11,253
* Comverse Technology Inc.	1,826,022	11,230
Cognex Corp.	324,533	11,222
* Progress Software Corp.	523,812	11,204
MKS Instruments Inc.	437,869	11,161
* Acxiom Corp.	610,602	11,156
* Cardtronics Inc.	368,052	10,961
* PMC - Sierra Inc.	1,932,837	10,901
* Finisar Corp.	760,937	10,881
* Zynga Inc. Class A	3,764,359	10,691
* TiVo Inc.	1,018,265	10,621
* Vishay Intertechnology Inc.	1,073,036	10,548
Heartland Payment Systems Inc.	324,730	10,287
Littelfuse Inc.	180,678	10,216
Tellabs Inc.	2,810,305	9,948
* Liquidity Services Inc.	197,696	9,926
* Sapient Corp.	929,235	9,906
* ValueClick Inc.	574,575	9,877
* DealerTrack Holdings Inc.	353,684	9,850
* CACI International Inc. Class A	188,371	9,756
* Veeco Instruments Inc.	323,821	9,721
* Manhattan Associates Inc.	169,436	9,704
* International Rectifier Corp.	577,004	9,630
* BroadSoft Inc.	229,086	9,397
* EchoStar Corp. Class A	326,583	9,360
Intersil Corp. Class A	1,064,497	9,314
* Entegris Inc.	1,143,872	9,300
ADTRAN Inc.	531,704	9,188
* RF Micro Devices Inc.	2,319,494	9,162
* MicroStrategy Inc. Class A	67,817	9,092
* Tyler Technologies Inc.	206,052	9,070
* Coherent Inc.	197,363	9,051
Blackbaud Inc.	376,691	9,010
* Kenexa Corp.	193,831	8,883
* Plexus Corp.	291,676	8,835
* QLogic Corp.	767,155	8,761
Syntel Inc.	139,583	8,711
*,
VirnetX Holding Corp.	340,918	8,670
* SS&C Technologies Holdings Inc.	331,719	8,363
* Acme Packet Inc.	477,764	8,170
* OpenTable Inc.	188,358	7,836
* Take-Two Interactive Software Inc.	749,205	7,814
* Splunk Inc.	212,239	7,793
* Cornerstone OnDemand Inc.	248,447	7,617
* Unisys Corp.	365,154	7,603
* Bottomline Technologies Inc.	306,427	7,566
* Vantiv Inc. Class A	347,159	7,481
* LivePerson Inc.	408,694	7,401
* Netscout Systems Inc.	289,620	7,388
* ScanSource Inc.	230,057	7,366
* Euronet Worldwide Inc.	388,862	7,307
Loral Space & Communications Inc.	102,598	7,295
Power Integrations Inc.	236,598	7,200
MTS Systems Corp.	134,016	7,177
* Ancestry.com Inc.	235,771	7,092

* SYNNEX Corp.	217,099	7,073
NIC Inc.	477,869	7,072
* Monster Worldwide Inc.	964,408	7,069
* Benchmark Electronics Inc.	459,348	7,014
* Integrated Device Technology Inc.	1,186,864	6,979
Cabot Microelectronics Corp.	196,531	6,906
* Guidewire Software Inc.	222,374	6,905
* Ixia	428,434	6,885
* Ultratech Inc.	218,934	6,870
* TriQuint Semiconductor Inc.	1,342,542	6,780
* Synaptics Inc.	281,293	6,757
* RealPage Inc.	294,347	6,652
* Advent Software Inc.	268,352	6,593
* Insight Enterprises Inc.	371,292	6,490
* Electronics for Imaging Inc.	387,530	6,437
* Kulicke & Soffa Industries Inc.	617,219	6,419
* CSG Systems International Inc.	284,440	6,397
* Infoblox Inc.	271,612	6,315
EarthLink Inc.	885,188	6,303
Ebix Inc.	263,159	6,213
* ExlService Holdings Inc.	210,480	6,209
* OmniVision Technologies Inc.	437,105	6,100
* WebMD Health Corp.	425,603	5,971
* Blucora Inc.	334,418	5,956
Tessera Technologies Inc.	432,767	5,920
* FARO Technologies Inc.	141,114	5,831
* Sanmina-SCI Corp.	681,385	5,785
* Rogers Corp.	136,032	5,762
* Power-One Inc.	1,016,718	5,694
*,
GT Advanced Technologies Inc.	989,105	5,391
* MEMC Electronic Materials Inc.	1,929,826	5,307
* Diodes Inc.	308,226	5,243
* Emulex Corp.	725,079	5,228
* Synchronoss Technologies Inc.	227,999	5,221
* Brightpoint Inc.	577,952	5,190
* Digital River Inc.	307,792	5,128
* Rambus Inc.	922,741	5,112
* Bankrate Inc.	324,961	5,063
* Infinera Corp.	916,489	5,022
* Verint Systems Inc.	182,999	5,021
* Monolithic Power Systems Inc.	253,761	5,012
* ATMI Inc.	266,808	4,955
* Websense Inc.	314,926	4,929
* Spansion Inc. Class A	410,190	4,889
OPNET	140,713	4,794
Micrel Inc.	459,626	4,789
Monotype Imaging Holdings Inc.	306,067	4,772
* Rofin-Sinar Technologies Inc.	237,944	4,695
Mantech International Corp. Class A	193,979	4,655
* Volterra Semiconductor Corp.	211,467	4,625
Badger Meter Inc.	125,507	4,567
* iGATE Corp.	250,750	4,556
* comScore Inc.	293,563	4,477
* Harmonic Inc.	984,206	4,468
Brooks Automation Inc.	552,858	4,439
* Constant Contact Inc.	254,141	4,422

* Sonus Networks Inc.	2,349,537	4,417
Comtech Telecommunications Corp.	158,542	4,382
Park Electrochemical Corp.	173,760	4,314
* Entropic Communications Inc.	738,883	4,300
* Web.com Group Inc.	239,456	4,298
United Online Inc.	752,406	4,153
* Advanced Energy Industries Inc.	333,886	4,113
* Measurement Specialties Inc.	124,590	4,109
* TTM Technologies Inc.	432,723	4,081
EPIQ Systems Inc.	302,555	4,060
* Global Cash Access Holdings Inc.	502,519	4,045
* Accelrys Inc.	467,122	4,045
Pegasystems Inc.	138,200	4,013
* LogMeIn Inc.	178,177	3,997
Booz Allen Hamilton Holding Corp.	285,586	3,955
* Dice Holdings Inc.	462,868	3,897
AVX Corp.	397,457	3,812
* TeleTech Holdings Inc.	221,586	3,778
* Lattice Semiconductor Corp.	977,165	3,743
* Exar Corp.	460,005	3,680
*,
Amkor Technology Inc.	835,847	3,678
* DTS Inc.	156,977	3,654
Black Box Corp.	141,512	3,610
*,
Higher One Holdings Inc.	267,799	3,610
Forrester Research Inc.	125,427	3,609
* ExactTarget Inc.	148,756	3,603
* Silicon Image Inc.	782,983	3,594
* Freescale Semiconductor Ltd.	370,494	3,523
* Newport Corp.	309,029	3,418
* Internap Network Services Corp.	483,806	3,411
* Interactive Intelligence Group Inc.	113,348	3,406
* Procera Networks Inc.	141,796	3,332
* Sycamore Networks Inc.	215,860	3,324
* Virtusa Corp.	185,914	3,304
Daktronics Inc.	343,772	3,269
Electro Scientific Industries Inc.	266,658	3,259
CTS Corp.	321,031	3,233
* Vocus Inc.	160,955	3,229
* Move Inc.	372,219	3,209
Methode Electronics Inc.	327,172	3,177
* Perficient Inc.	262,084	3,163
* Checkpoint Systems Inc.	380,521	3,151
* ServiceSource International Inc.	301,597	3,094
* Deltek Inc.	237,037	3,086
* TNS Inc.	205,591	3,074
* MIPS Technologies Inc. Class A	411,198	3,039
* Quantum Corp.	1,877,912	3,023
* Stamps.com Inc.	130,205	3,013
* Super Micro Computer Inc.	249,790	3,005
* Saba Software Inc.	299,713	2,994
* RealD Inc.	334,119	2,987
* SciQuest Inc.	161,661	2,942
Cass Information Systems Inc.	69,821	2,930
* Oplink Communications Inc.	176,415	2,918
* Anaren Inc.	145,768	2,914

*,
ServiceNow Inc.	75,083	2,904
* Cray Inc.	228,432	2,901
* Ceva Inc.	201,598	2,899
* Rudolph Technologies Inc.	274,608	2,883
* Actuate Corp.	408,382	2,871
* Active Network Inc.	227,827	2,855
* Bazaarvoice Inc.	187,888	2,847
* IXYS Corp.	283,587	2,813
* PROS Holdings Inc.	146,940	2,802
* Oclaro Inc.	1,035,896	2,797
Electro Rent Corp.	154,968	2,741
* FormFactor Inc.	488,844	2,733
*,
Yelp Inc.	97,490	2,637
*,
Glu Mobile Inc.	559,876	2,592
* SPS Commerce Inc.	67,052	2,579
* Tangoe Inc.	194,993	2,560
* Mercury Computer Systems Inc.	240,030	2,549
* Applied Micro Circuits Corp.	502,227	2,541
* Silicon Graphics International Corp.	275,924	2,511
* InvenSense Inc.	210,100	2,511
* Intermec Inc.	398,112	2,472
*,
OCZ Technology Group Inc.	710,966	2,467
* STEC Inc.	360,000	2,430
* Avid Technology Inc.	255,112	2,413
* XO Group Inc.	285,501	2,384
* NVE Corp.	40,254	2,383
* PDF Solutions Inc.	173,420	2,369
* Callidus Software Inc.	472,679	2,330
* Computer Task Group Inc.	142,649	2,308
* Demand Media Inc.	212,092	2,305
* LTX-Credence Corp.	400,090	2,301
* Imperva Inc.	62,100	2,297
* Nanometrics Inc.	165,636	2,287
* Extreme Networks	683,385	2,283
* Photronics Inc.	421,976	2,266
* Zygo Corp.	121,067	2,214
* Symmetricom Inc.	304,911	2,125
* support.com Inc.	500,724	2,118
* Jive Software Inc.	133,403	2,096
* AuthenTec Inc.	261,033	2,091
* Multi-Fineline Electronix Inc.	91,905	2,072
* QuinStreet Inc.	245,911	2,063
* PRGX Global Inc.	238,910	2,045
Cohu Inc.	216,143	2,030
Telular Corp.	201,113	1,991
Keynote Systems Inc.	137,316	1,988
* VASCO Data Security International Inc.	211,894	1,988
*,
Angie's List Inc.	187,640	1,985
* Kopin Corp.	522,738	1,965
* Unwired Planet Inc.	1,020,315	1,959
* PLX Technology Inc.	335,654	1,937
* Digi International Inc.	189,599	1,926

* Guidance Software Inc.	167,934	1,891
* Supertex Inc.	104,081	1,861
* Integrated Silicon Solution Inc.	198,544	1,839
* CalAmp Corp.	220,631	1,811
* Maxwell Technologies Inc.	220,464	1,790
* Globecomm Systems Inc.	160,082	1,785
* Pericom Semiconductor Corp.	204,974	1,780
* Sigma Designs Inc.	268,016	1,772
* Limelight Networks Inc.	749,981	1,755
*,
Travelzoo Inc.	74,379	1,753
* Lionbridge Technologies Inc.	497,644	1,752
* Seachange International Inc.	223,104	1,751
* CIBER Inc.	501,307	1,740
* Agilysys Inc.	200,805	1,727
* MoneyGram International Inc.	114,488	1,710
American Software Inc. Class A	209,086	1,706
*,
KIT Digital Inc.	565,766	1,697
* KVH Industries Inc.	120,963	1,632
* Ipass Inc.	733,119	1,613
* Zix Corp.	559,817	1,607
* Kemet Corp.	364,462	1,604
* DSP Group Inc.	256,537	1,524
* Fabrinet	130,602	1,514
* ModusLink Global Solutions Inc.	405,402	1,496
* Aviat Networks Inc.	627,880	1,494
* Envestnet Inc.	127,333	1,490
*,
Neonode Inc.	392,294	1,479
* Pervasive Software Inc.	170,783	1,469
* Key Tronic Corp.	147,774	1,466
* RealNetworks Inc.	173,797	1,446
* Calix Inc.	225,324	1,442
* IntraLinks Holdings Inc.	217,396	1,422
* SunPower Corp. Class A	307,707	1,388
* FSI International Inc.	220,896	1,370
* Market Leader Inc.	204,005	1,367
Aware Inc.	214,803	1,353
* MoSys Inc.	334,200	1,350
* Ellie Mae Inc.	49,573	1,350
* Responsys Inc.	129,700	1,327
* Datalink Corp.	159,005	1,317
* Inphi Corp.	123,350	1,315
* Rubicon Technology Inc.	137,093	1,313
* Aeroflex Holding Corp.	196,068	1,300
* Imation Corp.	229,844	1,285
* Brightcove Inc.	109,448	1,278
Richardson Electronics Ltd.	107,140	1,272
* Vishay Precision Group Inc.	90,765	1,269
* GSI Group Inc.	139,356	1,242
PC Connection Inc.	104,063	1,198
*,
Demandware Inc.	36,603	1,162
* EPAM Systems Inc.	58,911	1,116
Bel Fuse Inc. Class B	59,073	1,103
* AXT Inc.	323,913	1,095

MOCON Inc.	73,392	1,088
* Intevac Inc.	175,890	1,075
* Immersion Corp.	195,947	1,072
* Ramtron International Corp.	343,757	1,059
* Research Frontiers Inc.	232,843	1,036
* NAPCO Security Technologies Inc.	305,202	1,035
* FalconStor Software Inc.	436,400	1,026
*,
Millennial Media Inc.	71,336	1,024
* ShoreTel Inc.	250,186	1,023
* STR Holdings Inc.	329,533	1,022
* Echelon Corp.	265,935	1,021
Mesa Laboratories Inc.	20,790	1,006
* Reis Inc.	86,411	989
* Mindspeed Technologies Inc.	285,629	988
*,
Ubiquiti Networks Inc.	82,500	982
* Transact Technologies Inc.	130,847	950
QAD Inc. Class A	69,282	941
* Radisys Corp.	260,627	938
*,
Wave Systems Corp. Class A	979,995	922
*,
QuickLogic Corp.	328,053	919
* Ultra Clean Holdings	152,882	873
* Innodata Inc.	213,797	866
Marchex Inc. Class B	225,315	861
* Official Payments Holdings Inc. Class B	172,709	851
Digimarc Corp.	37,954	844
* Dynamics Research Corp.	120,257	824
* Hackett Group Inc.	196,636	822
* ANADIGICS Inc.	590,266	820
PC-Tel Inc.	110,067	776
* Rosetta Stone Inc.	60,839	776
* Ikanos Communications Inc.	546,808	760
* PC Mall Inc.	128,872	758
*,
Parkervision Inc.	322,247	754
* Frequency Electronics Inc.	86,235	737
* ePlus Inc.	18,444	723
Communications Systems Inc.	63,513	716
* Proofpoint Inc.	46,400	689
* Axcelis Technologies Inc.	656,001	689
* TeleCommunication Systems Inc. Class A	309,511	669
* TeleNav Inc.	111,094	663
* Emcore Corp.	115,357	651
Evolving Systems Inc.	103,262	636
* Westell Technologies Inc. Class A	290,049	621
*,
Mitek Systems Inc.	189,138	611
* Palo Alto Networks Inc.	9,829	605
* Bsquare Corp.	190,133	605
* ID Systems Inc.	104,220	600
* IEC Electronics Corp.	88,059	597
*,
Document Security Systems Inc.	142,499	593
Astro-Med Inc.	65,498	551

Rimage Corp.	81,535	550
*,
CVD Equipment Corp.	55,575	539
* Carbonite Inc.	76,027	533
Optical Cable Corp.	112,281	513
* MaxLinear Inc.	75,936	508
* Mattson Technology Inc.	506,144	491
* Versant Corp.	45,949	468
* GSE Systems Inc.	228,083	465
*,
MeetMe Inc.	161,825	461
* Novatel Wireless Inc.	232,213	460
* CyberOptics Corp.	65,536	456
* Analysts International Corp.	117,780	456
*,
Local Corp.	225,305	448
Tessco Technologies Inc.	20,862	442
* Pixelworks Inc.	148,862	439
* Autobytel Inc.	114,548	439
* NCI Inc. Class A	61,493	423
* GSI Technology Inc.	85,463	423
*,
Motricity Inc.	853,721	418
* LRAD Corp.	300,944	415
* Dot Hill Systems Corp.	386,556	414
* Pfsweb Inc.	142,662	412
* Data I/O Corp.	180,066	400
* Cinedigm Digital Cinema Corp. Class A	289,659	391
* Onvia Inc.	107,083	389
* Numerex Corp. Class A	33,658	381
* Smith Micro Software Inc.	233,948	377
* Online Resources Corp.	128,409	376
* PAR Technology Corp.	67,179	366
* StarTek Inc.	115,440	346
* Intellicheck Mobilisa Inc.	205,151	343
* Amtech Systems Inc.	103,389	339
Internet Patents Corp.	92,100	326
* eMagin Corp.	78,635	324
* Ditech Networks Inc.	214,275	304
* LGL Group Inc.	47,780	301
* M/A-COM Technology Solutions Holdings Inc.	23,484	298
* Performance Technologies Inc.	210,679	298
TheStreet Inc.	191,079	292
* Hutchinson Technology Inc.	165,519	288
* Majesco Entertainment Co.	224,458	283
* Information Services Group Inc.	222,852	281
Pulse Electronics Corp.	336,883	276
* Video Display Corp.	71,008	272
* TechTarget Inc.	45,592	269
* Cascade Microtech Inc.	46,248	263
* Wireless Telecom Group Inc.	206,336	258
*,
Microvision Inc.	109,633	254
* BTU International Inc.	113,437	250
* Viasystems Group Inc.	14,076	244
* LoJack Corp.	99,777	224
* Identive Group Inc.	258,857	223

*,
FriendFinder Networks Inc.	248,625	214
* Transwitch Corp.	195,729	213
* Sonic Foundry Inc.	26,731	213
* Infosonics Corp.	187,832	210
* Edgewater Technology Inc.	52,896	207
*,
THQ Inc.	55,637	206
* Meru Networks Inc.	60,136	206
* Newtek Business Services Inc.	110,003	201
* Rainmaker Systems Inc.	168,376	200
* Aetrium Inc.	215,721	198
Crexendo Inc.	63,993	194
QAD Inc. Class B	14,091	188
* Looksmart Ltd.	208,579	179
* Alliance Fiber Optic Products Inc.	19,897	179
* Presstek Inc.	363,160	178
* Mattersight Corp.	29,515	175
* Hauppauge Digital Inc.	158,139	171
* iGO Inc.	432,897	169
*,
USA Technologies Inc.	132,530	167
* Management Network Group Inc.	72,395	161
* NetSol Technologies Inc.	23,422	150
*,
Powerwave Technologies Inc.	242,477	148
* Park City Group Inc.	41,421	137
*,
Superconductor Technologies Inc.	288,515	136
* Soundbite Communications Inc.	57,356	132
* Netlist Inc.	100,323	129
* Selectica Inc.	24,332	126
* Zhone Technologies Inc.	199,502	126
* Intermolecular Inc.	17,006	121
* Interphase Corp.	34,145	112
* Planar Systems Inc.	82,659	112
* Parametric Sound Corp.	16,374	106
* TSR Inc.	27,043	102
Bel Fuse Inc. Class A	5,719	100
* Wireless Ronin Technologies Inc.	106,736	98
* Lantronix Inc.	55,834	98
* World Energy Solutions Inc.	18,497	78
* Inuvo Inc.	94,525	69
Concurrent Computer Corp.	14,690	66
* eGain Communications Corp.	13,953	65
* TigerLogic Corp.	31,480	65
* Digital Ally Inc.	18,621	64
* WebMediaBrands Inc.	27,418	63
*,
Lightpath Technologies Inc. Class A	62,358	62
* Asure Software Inc.	8,969	61
* ClearOne Communications Inc.	14,744	60
* Globalscape Inc.	26,190	55
* Marlborough Software Development Holdings Inc.	131,616	50
* Crossroads Systems Inc.	12,450	50
* MakeMusic Inc.	12,456	49
* Relm Wireless Corp.	25,722	46

*,
Vringo Inc.	15,600	45
* WidePoint Corp.	118,428	45
* Advanced Photonix Inc. Class A	71,159	43
* MEMSIC Inc.	26,585	42
* BroadVision Inc.	4,343	41
* Datawatch Corp.	1,855	38
* Spire Corp.	69,782	35
* Scientific Learning Corp.	33,431	34
* Overland Storage Inc.	18,885	32
* Daegis Inc.	24,694	31
* SED International Holdings Inc.	15,000	30
* Synacor Inc.	2,900	22
* Sutron Corp.	3,900	21
* Dialogic Inc.	7,143	17
* Remark Media Inc.	9,192	15
* Qualstar Corp.	9,220	14
* DayStar Technologies Inc.	3,221	5
* Envivio Inc.	1,418	3
* Sevcon Inc.	500	2
		3,643,465
Materials (5.8%)
Celanese Corp. Class A	1,300,475	49,301
Royal Gold Inc.	479,175	47,850
* Crown Holdings Inc.	1,212,112	44,545
Ashland Inc.	594,411	42,560
Rock-Tenn Co. Class A	575,842	41,564
Valspar Corp.	687,142	38,549
Albemarle Corp.	728,248	38,364
* WR Grace & Co.	573,290	33,870
Reliance Steel & Aluminum Co.	612,571	32,068
Martin Marietta Materials Inc.	373,048	30,914
RPM International Inc.	1,073,261	30,631
Rockwood Holdings Inc.	631,762	29,440
Packaging Corp. of America	798,601	28,989
Aptargroup Inc.	541,891	28,021
* Allied Nevada Gold Corp.	665,773	26,005
Sonoco Products Co.	818,879	25,377
Cytec Industries Inc.	374,768	24,555
Huntsman Corp.	1,594,763	23,810
Domtar Corp.	292,237	22,879
NewMarket Corp.	88,232	21,747
* Coeur d'Alene Mines Corp.	735,827	21,214
Compass Minerals International Inc.	270,534	20,179
Steel Dynamics Inc.	1,783,386	20,027
Carpenter Technology Corp.	361,768	18,928
Cabot Corp.	484,239	17,709
Silgan Holdings Inc.	403,096	17,539
Eagle Materials Inc.	375,039	17,349
Walter Energy Inc.	509,673	16,544
Sensient Technologies Corp.	416,303	15,303
Hecla Mining Co.	2,331,246	15,270
* Louisiana-Pacific Corp.	1,147,203	14,340
Olin Corp.	659,308	14,327
* Chemtura Corp.	804,658	13,856
Scotts Miracle-Gro Co. Class A	313,683	13,636
HB Fuller Co.	416,458	12,777

Commercial Metals Co.	966,289	12,755
PolyOne Corp.	722,591	11,973
Westlake Chemical Corp.	162,670	11,885
* Stillwater Mining Co.	964,686	11,374
Greif Inc. Class A	249,216	11,010
*,
Resolute Forest Products	825,200	10,728
Buckeye Technologies Inc.	328,836	10,542
Minerals Technologies Inc.	148,280	10,518
Georgia Gulf Corp.	285,701	10,348
* Intrepid Potash Inc.	439,840	9,448
* SunCoke Energy Inc.	584,738	9,426
Worthington Industries Inc.	427,745	9,265
Balchem Corp.	244,473	8,980
* McEwen Mining Inc.	1,939,698	8,903
Innophos Holdings Inc.	181,734	8,812
Schweitzer-Mauduit International Inc.	260,578	8,596
* Clearwater Paper Corp.	195,114	8,060
Globe Specialty Metals Inc.	519,164	7,902
Kaiser Aluminum Corp.	132,076	7,712
* KapStone Paper and Packaging Corp.	326,746	7,316
AMCOL International Corp.	210,182	7,121
* Kraton Performance Polymers Inc.	269,708	7,039
*,
Molycorp Inc.	606,104	6,970
* Texas Industries Inc.	168,799	6,862
American Vanguard Corp.	195,370	6,799
* Calgon Carbon Corp.	475,040	6,798
* LSB Industries Inc.	154,715	6,787
Stepan Co.	70,032	6,731
PH Glatfelter Co.	360,557	6,422
Boise Inc.	722,342	6,328
* RTI International Metals Inc.	253,001	6,057
Koppers Holdings Inc.	173,038	6,044
Deltic Timber Corp.	91,014	5,940
* Graphic Packaging Holding Co.	1,016,562	5,906
A Schulman Inc.	246,393	5,869
Schnitzer Steel Industries Inc.	198,472	5,587
Haynes International Inc.	102,529	5,347
* TPC Group Inc.	125,772	5,133
Quaker Chemical Corp.	108,044	5,042
* OM Group Inc.	271,107	5,026
Tronox Ltd. Class A	204,815	4,639
Materion Corp.	194,255	4,623
* Flotek Industries Inc.	364,089	4,613
Neenah Paper Inc.	156,410	4,480
AK Steel Holding Corp.	923,614	4,433
Myers Industries Inc.	280,287	4,378
Wausau Paper Corp.	417,472	3,866
* Headwaters Inc.	579,023	3,810
Noranda Aluminum Holding Corp.	566,953	3,793
Tredegar Corp.	205,260	3,641
Hawkins Inc.	80,632	3,350
* OMNOVA Solutions Inc.	424,522	3,214
* Century Aluminum Co.	445,782	3,187
* Horsehead Holding Corp.	339,631	3,172
Zep Inc.	203,612	3,079

^ Kronos Worldwide Inc.	192,863	2,881
* AEP Industries Inc.	43,386	2,629
* Ferro Corp.	709,696	2,434
* General Moly Inc.	761,531	2,414
* ADA-ES Inc.	96,641	2,282
Olympic Steel Inc.	125,862	2,125
* Landec Corp.	181,012	2,073
* Universal Stainless & Alloy	53,828	2,000
* Paramount Gold and Silver Corp.	676,300	1,799
* Mercer International Inc.	238,729	1,781
FutureFuel Corp.	143,369	1,736
* AM Castle & Co.	134,023	1,674
* Zoltek Cos. Inc.	200,268	1,540
* Spartech Corp.	283,206	1,515
*,
US Silica Holdings Inc.	96,666	1,311
* Metals USA Holdings Corp.	90,811	1,214
* Handy & Harman Ltd.	67,082	991
Synalloy Corp.	70,419	972
* United States Lime & Minerals Inc.	18,000	868
* TOR Minerals International Inc.	55,075	812
KMG Chemicals Inc.	41,173	762
* Senomyx Inc.	400,762	761
* Solitario Exploration & Royalty Corp.	350,916	649
* Penford Corp.	84,376	631
Chase Corp.	29,762	547
* American Pacific Corp.	44,346	528
* Arabian American Development Co.	49,424	484
* Comstock Mining Inc.	141,111	461
Core Molding Technologies Inc.	56,974	416
* Mines Management Inc.	186,037	287
* Material Sciences Corp.	30,243	276
*,
US Antimony Corp.	127,742	249
*,
Silver Bull Resources Inc.	463,119	232
* Mod-Pac Corp.	49,498	222
* Midway Gold Corp.	103,995	171
* Timberline Resources Corp.	366,815	154
*,
Clean Diesel Technologies Inc.	51,075	144
* US Concrete Inc.	17,391	113
* GSE Holding Inc.	12,504	98
* Verso Paper Corp.	37,309	60
* Cereplast Inc.	68,057	18
		1,329,990
Telecommunication Services (1.0%)
* SBA Communications Corp. Class A	989,529	62,241
* tw telecom inc Class A	1,229,089	32,042
* Level 3 Communications Inc.	1,303,234	29,935
Telephone & Data Systems Inc.	805,144	20,620
*,
NII Holdings Inc.	1,434,157	11,258
* Cincinnati Bell Inc.	1,646,076	9,383
Cogent Communications Group Inc.	350,591	8,060
Consolidated Communications Holdings Inc.	293,027	5,037
* Clearwire Corp. Class A	3,650,749	4,928

* United States Cellular Corp.	120,400	4,711
* Premiere Global Services Inc.	454,697	4,251
* 8x8 Inc.	634,619	4,163
* Leap Wireless International Inc.	539,876	3,682
* Iridium Communications Inc.	479,598	3,511
Shenandoah Telecommunications Co.	190,837	3,359
* General Communication Inc. Class A	331,008	3,244
Atlantic Tele-Network Inc.	75,237	3,234
* Cbeyond Inc.	271,713	2,679
USA Mobility Inc.	217,910	2,587
* Neutral Tandem Inc.	275,051	2,580
* Vonage Holdings Corp.	1,026,532	2,340
*,
Fairpoint Communications Inc.	296,262	2,240
NTELOS Holdings Corp.	118,497	2,058
* inContact Inc.	295,196	1,925
IDT Corp. Class B	157,295	1,615
HickoryTech Corp.	136,657	1,446
* ORBCOMM Inc.	386,562	1,446
Lumos Networks Corp.	159,812	1,256
* Towerstream Corp.	261,065	1,060
* Hawaiian Telcom Holdco Inc.	48,209	855
^ Alaska Communications Systems Group Inc.	343,698	777
Warwick Valley Telephone Co.	55,401	720
Primus Telecommunications Group Inc.	41,555	635
*,
Elephant Talk Communications Inc.	442,889	611
* Boingo Wireless Inc.	37,447	297
*,
Globalstar Inc.	503,042	231
* Multiband Corp.	92,814	200
NTS Inc.	48,081	45
		241,262
Utilities (3.8%)
* Calpine Corp.	3,173,778	54,906
American Water Works Co. Inc.	1,435,587	53,203
OGE Energy Corp.	802,745	44,520
Alliant Energy Corp.	902,983	39,180
National Fuel Gas Co.	677,868	36,632
NV Energy Inc.	1,920,327	34,585
MDU Resources Group Inc.	1,536,514	33,865
ITC Holdings Corp.	419,130	31,678
Westar Energy Inc.	1,027,854	30,486
Questar Corp.	1,429,788	29,068
UGI Corp.	915,167	29,057
Aqua America Inc.	1,145,806	28,370
Great Plains Energy Inc.	1,245,923	27,734
Atmos Energy Corp.	733,742	26,261
Hawaiian Electric Industries Inc.	793,624	20,880
Cleco Corp.	494,090	20,742
Vectren Corp.	669,122	19,137
Piedmont Natural Gas Co. Inc.	585,134	19,005
IDACORP Inc.	410,972	17,783
WGL Holdings Inc.	421,080	16,948
Southwest Gas Corp.	380,315	16,810
Portland General Electric Co.	617,067	16,685
* GenOn Energy Inc.	6,315,759	15,979

New Jersey Resources Corp.			346,622	15,848
UIL Holdings Corp.			421,808	15,126
UNS Energy Corp.			335,720	14,053
PNM Resources Inc.			664,059	13,965
South Jersey Industries Inc.			253,420	13,414
Black Hills Corp.			367,939	13,088
Avista Corp.			489,696	12,605
ALLETE Inc.			280,223	11,696
El Paso Electric Co.			333,857	11,435
Northwest Natural Gas Co.			223,838	11,022
NorthWestern Corp.			303,277	10,988
MGE Energy Inc.			192,654	10,209
CH Energy Group Inc.			124,397	8,112
Empire District Electric Co.			351,348	7,572
Laclede Group Inc.			170,447	7,329
Otter Tail Corp.			301,034	7,183
American States Water Co.			157,506	6,998
California Water Service Group			349,512	6,518
Chesapeake Utilities Corp.			91,656	4,341
Ormat Technologies Inc.			181,229	3,398
Middlesex Water Co.			145,898	2,795
Unitil Corp.			102,295	2,784
SJW Corp.			102,053	2,588
Connecticut Water Service Inc.			68,237	2,177
York Water Co.			91,335	1,675
Delta Natural Gas Co. Inc.			74,012	1,433
Artesian Resources Corp. Class A			59,342	1,378
Genie Energy Ltd. Class B			147,785	1,060
* Cadiz Inc.			104,884	1,018
* Pure Cycle Corp.			87,292	198
* Synthesis Energy Systems Inc.			145,152	192
*,
US Geothermal Inc.			514,441	180
* American DG Energy Inc.			49,512	128
				886,020
Total Common Stocks (Cost $20,890,643)				23,002,897
	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund	0.163%		228,851,455	228,851

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 Fannie Mae Discount Notes	0.135%	10/31/12	3,600	3,600
[5,6] Freddie Mac Discount Notes	0.140%	11/13/12	1,500	1,500
5 Freddie Mac Discount Notes	0.170%	12/17/12	2,000	1,999
United States Treasury Note/Bond	0.375%	10/31/12	2,500	2,500
				9,599
Total Temporary Cash Investments (Cost $238,451)				238,450
Total Investments (100.8%) (Cost $21,129,094)				23,241,347
Other Assets and Liabilities-Net (-0.8%)[4]				(195,492)
Net Assets (100%)				23,045,855

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $208,794,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $228,851,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,002,462	—	435
Temporary Cash Investments	228,851	9,599	—
Futures Contracts—Liabilities[1]	(56)	—	—
Total	23,231,257	9,599	435
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in

Extended Market Index Fund

the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2012	600	50,064	(40)
E-mini S&P MidCap 400 Index	December 2012	62	6,116	(165)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $21,129,094,000. Net unrealized appreciation of investment securities for tax purposes was $2,112,253,000, consisting of unrealized gains of $4,558,896,000 on securities that had risen in value since their purchase and $2,446,643,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.1%)
	McDonald's Corp.	12,995,083	1,192,299
	Home Depot Inc.	19,573,029	1,181,624
*	Amazon.com Inc.	4,608,816	1,172,114
	Walt Disney Co.	21,712,804	1,135,145
	Comcast Corp. Class A	29,718,364	1,063,026
	News Corp. Class A	26,026,761	638,436
	Time Warner Inc.	12,280,752	556,686
	Target Corp.	8,036,194	510,057
	Starbucks Corp.	9,705,909	492,575
	Lowe's Cos. Inc.	15,057,596	455,342
	Ford Motor Co.	45,531,782	448,943
	NIKE Inc. Class B	4,711,131	447,133
*	DIRECTV	8,381,511	439,694
	TJX Cos. Inc.	9,481,402	424,672
*	priceline.com Inc.	637,165	394,233
	Yum! Brands Inc.	5,893,444	390,971
	Time Warner Cable Inc.	3,995,965	379,856
	Viacom Inc. Class B	6,091,015	326,417
	CBS Corp. Class B	7,736,413	281,064
	Las Vegas Sands Corp.	5,263,047	244,047
	Johnson Controls Inc.	8,704,053	238,491
*	General Motors Co.	10,008,586	227,695
	Carnival Corp.	5,717,261	208,337
	Coach Inc.	3,676,469	205,956
	Macy's Inc.	5,282,505	198,728
*	Bed Bath & Beyond Inc.	2,974,505	187,394
	Ross Stores Inc.	2,894,575	186,990
	Omnicom Group Inc.	3,487,824	179,832
	VF Corp.	1,119,928	178,472
	McGraw-Hill Cos. Inc.	3,220,832	175,825
*	Dollar General Corp.	3,357,087	173,024
*	AutoZone Inc.	438,427	162,073
	Comcast Corp.	4,637,584	161,388
	Limited Brands Inc.	3,185,551	156,920
	Mattel Inc.	4,353,520	154,463
	Kohl's Corp.	2,914,945	149,303
	Starwood Hotels & Resorts Worldwide Inc.	2,529,198	146,592
	Gap Inc.	4,080,263	145,992
*	Dollar Tree Inc.	2,962,067	142,994
*	Liberty Media Corp. - Liberty Capital Class A	1,345,326	140,143
*	O'Reilly Automotive Inc.	1,610,710	134,688
	Marriott International Inc. Class A	3,404,085	133,100
*	Chipotle Mexican Grill Inc. Class A	405,681	128,820
*	Sirius XM Radio Inc.	48,638,574	126,460
	Harley-Davidson Inc.	2,959,524	125,395
*	Liberty Interactive Corp. Class A	6,764,499	125,143
*	Delphi Automotive plc	3,981,091	123,414
	Genuine Parts Co.	1,990,408	121,475
	Ralph Lauren Corp. Class A	790,998	119,623

Wynn Resorts Ltd.	1,028,836	118,769
Nordstrom Inc.	2,129,291	117,494
* Discovery Communications Inc. Class A	1,863,532	111,122
* Liberty Global Inc. Class A	1,758,631	106,837
Staples Inc.	8,845,994	101,906
* BorgWarner Inc.	1,463,648	101,153
Tiffany & Co.	1,617,834	100,112
Virgin Media Inc.	3,373,364	99,312
Wyndham Worldwide Corp.	1,865,693	97,912
PetSmart Inc.	1,384,459	95,500
* Lululemon Athletica Inc.	1,289,415	95,339
Darden Restaurants Inc.	1,643,035	91,599
Tractor Supply Co.	921,325	91,110
Family Dollar Stores Inc.	1,274,614	84,507
DISH Network Corp. Class A	2,701,775	82,701
* Liberty Global Inc.	1,464,035	82,601
* CarMax Inc.	2,917,293	82,559
PVH Corp.	880,475	82,518
Whirlpool Corp.	987,451	81,870
DR Horton Inc.	3,666,214	75,671
Autoliv Inc.	1,217,258	75,433
Ulta Salon Cosmetics & Fragrance Inc.	764,385	73,614
* Discovery Communications Inc.	1,308,970	73,355
Newell Rubbermaid Inc.	3,708,942	70,804
Scripps Networks Interactive Inc. Class A	1,142,667	69,965
Foot Locker Inc.	1,935,219	68,700
* PulteGroup Inc.	4,412,569	68,395
Expedia Inc.	1,167,595	67,534
Polaris Industries Inc.	832,423	67,318
* LKQ Corp.	3,584,482	66,313
H&R Block Inc.	3,776,452	65,446
Advance Auto Parts Inc.	939,607	64,307
Best Buy Co. Inc.	3,716,536	63,887
Interpublic Group of Cos. Inc.	5,734,787	63,771
* Toll Brothers Inc.	1,917,937	63,733
^ Garmin Ltd.	1,494,610	62,385
Dick's Sporting Goods Inc.	1,190,392	61,722
* Panera Bread Co. Class A	361,003	61,692
Lennar Corp. Class A	1,751,811	60,910
* Mohawk Industries Inc.	749,996	60,015
* TRW Automotive Holdings Corp.	1,339,191	58,536
* Sally Beauty Holdings Inc.	2,287,850	57,402
Hasbro Inc.	1,493,669	57,013
* Fossil Inc.	672,977	57,001
* Urban Outfitters Inc.	1,498,966	56,301
* Under Armour Inc. Class A	996,780	55,650
Royal Caribbean Cruises Ltd.	1,811,634	54,729
Signet Jewelers Ltd.	1,105,770	53,917
Gannett Co. Inc.	3,014,224	53,502
* NVR Inc.	61,633	52,049
Jarden Corp.	962,976	50,884
^ JC Penney Co. Inc.	2,093,706	50,856
Williams-Sonoma Inc.	1,145,102	50,350
* MGM Resorts International	4,667,275	50,173
International Game Technology	3,784,498	49,539
Lear Corp.	1,278,812	48,326
American Eagle Outfitters Inc.	2,253,925	47,513

	Leggett & Platt Inc.	1,781,971	44,638
	GNC Holdings Inc. Class A	1,135,200	44,239
*	TripAdvisor Inc.	1,312,055	43,206
	Harman International Industries Inc.	900,696	41,576
*	Apollo Group Inc. Class A	1,381,822	40,142
	Cablevision Systems Corp. Class A	2,526,520	40,045
*	Hanesbrands Inc.	1,241,978	39,594
	Chico's FAS Inc.	2,133,644	38,640
*	Charter Communications Inc. Class A	513,683	38,562
	Tupperware Brands Corp.	715,034	38,319
	Service Corp. International	2,831,970	38,118
*	Goodyear Tire & Rubber Co.	3,111,941	37,935
	Abercrombie & Fitch Co.	1,089,450	36,954
*,^ Netflix Inc.		670,215	36,487
^	GameStop Corp. Class A	1,735,173	36,439
*	Ascena Retail Group Inc.	1,672,139	35,867
*	Penn National Gaming Inc.	828,197	35,695
*	Carter's Inc.	635,630	34,222
	Brinker International Inc.	963,179	34,000
*	Cabela's Inc.	579,037	31,662
	Gentex Corp.	1,830,075	31,130
	Six Flags Entertainment Corp.	525,253	30,885
*	Madison Square Garden Co. Class A	748,887	30,158
	Cinemark Holdings Inc.	1,321,286	29,636
*	Lamar Advertising Co. Class A	794,870	29,458
	Dunkin' Brands Group Inc.	993,410	29,003
*	AMC Networks Inc. Class A	665,282	28,953
	John Wiley & Sons Inc. Class A	612,899	28,163
	Wolverine World Wide Inc.	620,182	27,517
*	Bally Technologies Inc.	555,233	27,423
	Sotheby's	866,614	27,298
	DSW Inc. Class A	407,770	27,206
*	Warnaco Group Inc.	520,818	27,030
*	Visteon Corp.	606,452	26,963
	Dillard's Inc. Class A	372,315	26,926
	Rent-A-Center Inc.	754,414	26,465
	Vail Resorts Inc.	457,834	26,394
	Domino's Pizza Inc.	699,030	26,353
*,^ Sears Holdings Corp.		471,994	26,191
	Brunswick Corp.	1,130,016	25,572
	Aaron's Inc.	918,105	25,532
	HSN Inc.	514,475	25,235
	Pool Corp.	605,511	25,177
*	Big Lots Inc.	842,977	24,935
*	Tempur-Pedic International Inc.	821,579	24,557
	Cheesecake Factory Inc.	666,632	23,832
*	Life Time Fitness Inc.	520,680	23,816
	Pier 1 Imports Inc.	1,268,249	23,767
*	ANN Inc.	623,352	23,519
*	Hyatt Hotels Corp. Class A	578,282	23,218
*,^ Tesla Motors Inc.		792,071	23,192
	Dana Holding Corp.	1,874,062	23,051
	Guess? Inc.	882,078	22,422
*	Steven Madden Ltd.	510,321	22,311
	Washington Post Co. Class B	60,801	22,073
*	Tenneco Inc.	767,499	21,490
*	Select Comfort Corp.	680,245	21,462

	Thor Industries Inc.	589,771	21,420
	Men's Wearhouse Inc.	617,594	21,264
*	Genesco Inc.	308,386	20,579
*,^ AutoNation Inc.		468,658	20,466
*	Buffalo Wild Wings Inc.	236,190	20,251
	Morningstar Inc.	318,822	19,971
*	Hibbett Sports Inc.	335,014	19,917
	MDC Holdings Inc.	515,834	19,865
*	Vitamin Shoppe Inc.	339,026	19,772
*	Gaylord Entertainment Co.	481,097	19,018
*	Children's Place Retail Stores Inc.	315,096	18,906
	Cracker Barrel Old Country Store Inc.	279,270	18,742
	Weight Watchers International Inc.	351,825	18,576
*	Crocs Inc.	1,140,342	18,485
*	Coinstar Inc.	399,944	17,989
*,^ Deckers Outdoor Corp.		490,218	17,962
	DeVry Inc.	782,106	17,801
	Wendy's Co.	3,874,634	17,630
	Group 1 Automotive Inc.	286,682	17,267
*	Liberty Ventures Class A	347,138	17,232
	Penske Automotive Group Inc.	571,074	17,184
*	Jos A Bank Clothiers Inc.	351,114	17,022
*	Fifth & Pacific Cos. Inc.	1,329,103	16,986
*	DreamWorks Animation SKG Inc. Class A	882,981	16,980
	Ryland Group Inc.	562,778	16,883
*	Iconix Brand Group Inc.	921,394	16,806
*	Collective Brands Inc.	770,217	16,721
^	Buckle Inc.	359,831	16,347
*	New York Times Co. Class A	1,670,225	16,301
*	Live Nation Entertainment Inc.	1,877,786	16,168
*	Meritage Homes Corp.	423,712	16,114
^	Meredith Corp.	455,905	15,957
*	Lumber Liquidators Holdings Inc.	306,627	15,540
*	Jack in the Box Inc.	541,138	15,211
	Regal Entertainment Group Class A	1,079,924	15,195
	Finish Line Inc. Class A	646,748	14,707
*,^ Saks Inc.		1,418,120	14,621
*	Valassis Communications Inc.	589,023	14,543
	Bob Evans Farms Inc.	370,055	14,480
*	BJ's Restaurants Inc.	317,721	14,409
	Cooper Tire & Rubber Co.	748,607	14,358
	Hillenbrand Inc.	787,485	14,324
*	Express Inc.	955,338	14,158
*	Aeropostale Inc.	1,021,685	13,823
*	Lions Gate Entertainment Corp.	904,198	13,807
*	Francesca's Holdings Corp.	441,879	13,579
	Texas Roadhouse Inc. Class A	788,694	13,487
*	Shutterfly Inc.	431,684	13,434
	Jones Group Inc.	1,038,755	13,369
	Regis Corp.	725,494	13,335
*	Papa John's International Inc.	247,101	13,198
^	KB Home	914,925	13,129
	Arbitron Inc.	343,681	13,026
	Monro Muffler Brake Inc.	368,835	12,979
*	Peet's Coffee & Tea Inc.	165,971	12,172
*	Helen of Troy Ltd.	379,475	12,079
	Sturm Ruger & Co. Inc.	240,293	11,892

	Choice Hotels International Inc.	367,152	11,745
	National CineMedia Inc.	705,810	11,554
*	WMS Industries Inc.	698,934	11,449
*	Dorman Products Inc.	361,298	11,384
*	Orient-Express Hotels Ltd. Class A	1,276,149	11,358
*	Grand Canyon Education Inc.	479,292	11,278
*	Shuffle Master Inc.	690,775	10,921
	Scholastic Corp.	343,557	10,918
*	Standard Pacific Corp.	1,603,058	10,837
*	DineEquity Inc.	191,659	10,733
*	Marriott Vacations Worldwide Corp.	294,552	10,610
	Matthews International Corp. Class A	354,447	10,570
	Cato Corp. Class A	343,749	10,213
	Churchill Downs Inc.	162,826	10,212
*	American Axle & Manufacturing Holdings Inc.	905,445	10,204
	Oxford Industries Inc.	178,370	10,069
*	Skechers U.S.A. Inc. Class A	488,161	9,958
*	Asbury Automotive Group Inc.	354,875	9,919
*	Pinnacle Entertainment Inc.	790,214	9,680
*	HomeAway Inc.	411,168	9,642
	Strayer Education Inc.	148,492	9,555
	International Speedway Corp. Class A	335,419	9,516
	Stage Stores Inc.	449,566	9,468
*	La-Z-Boy Inc.	644,252	9,425
	Lithia Motors Inc. Class A	279,840	9,321
	Interval Leisure Group Inc.	491,247	9,299
*	Office Depot Inc.	3,631,819	9,297
	Belo Corp. Class A	1,172,647	9,182
	Columbia Sportswear Co.	169,413	9,148
*	Smith & Wesson Holding Corp.	824,961	9,083
	Sonic Automotive Inc. Class A	473,533	8,988
	News Corp. Class B	355,459	8,815
	OfficeMax Inc.	1,096,097	8,561
	Brown Shoe Co. Inc.	531,289	8,517
	Stewart Enterprises Inc. Class A	995,338	8,356
*	Steiner Leisure Ltd.	175,891	8,188
*	Zumiez Inc.	294,747	8,173
*	Ascent Capital Group Inc. Class A	150,727	8,141
*	American Public Education Inc.	222,021	8,088
*,^ ITT Educational Services Inc.		248,915	8,023
^	American Greetings Corp. Class A	476,267	8,001
*,^ Pandora Media Inc.		724,266	7,931
	Movado Group Inc.	227,731	7,679
*	AFC Enterprises Inc.	310,296	7,633
*	G-III Apparel Group Ltd.	211,708	7,600
	CEC Entertainment Inc.	251,847	7,586
*	Sonic Corp.	731,843	7,516
*	Drew Industries Inc.	247,916	7,490
*	iRobot Corp.	326,392	7,429
	Sinclair Broadcast Group Inc. Class A	658,831	7,385
	Lennar Corp. Class B	269,794	7,268
*,^ K12 Inc.		358,727	7,246
	Ameristar Casinos Inc.	406,919	7,243
*	Biglari Holdings Inc.	19,503	7,120
	Ethan Allen Interiors Inc.	323,654	7,094
*	Scientific Games Corp. Class A	812,973	6,723
	Pep Boys-Manny Moe & Jack	652,681	6,644

*	Arctic Cat Inc.	158,408	6,568
	Fred's Inc. Class A	455,368	6,480
	True Religion Apparel Inc.	303,194	6,467
*	Capella Education Co.	183,776	6,443
*	Denny's Corp.	1,324,156	6,422
*,^ Blue Nile Inc.		171,708	6,369
*,^ Vera Bradley Inc.		256,352	6,114
*	rue21 inc	196,130	6,109
*	Conn's Inc.	276,674	6,101
	Core-Mark Holding Co. Inc.	125,497	6,038
*	Krispy Kreme Doughnuts Inc.	758,358	6,014
*	LeapFrog Enterprises Inc.	662,561	5,976
*	Maidenform Brands Inc.	291,160	5,963
*	Red Robin Gourmet Burgers Inc.	176,334	5,741
*	America's Car-Mart Inc.	122,441	5,567
*	Beazer Homes USA Inc.	1,563,745	5,551
	Superior Industries International Inc.	318,032	5,435
*	Ruby Tuesday Inc.	731,944	5,307
*	Multimedia Games Holding Co. Inc.	334,527	5,262
*	EW Scripps Co. Class A	490,176	5,220
*	M/I Homes Inc.	268,876	5,200
*	Quiksilver Inc.	1,513,132	5,024
*	Boyd Gaming Corp.	702,148	4,957
	Callaway Golf Co.	795,587	4,885
*,^ Barnes & Noble Inc.		378,910	4,842
*,^ Mattress Firm Holding Corp.		164,727	4,637
	Hot Topic Inc.	529,600	4,608
*	Winnebago Industries Inc.	356,001	4,496
*	Gentherm Inc.	351,976	4,379
*	Wet Seal Inc. Class A	1,379,266	4,345
	Standard Motor Products Inc.	232,293	4,279
*,^ Hovnanian Enterprises Inc. Class A		1,207,052	4,176
	Shoe Carnival Inc.	172,710	4,064
	Universal Technical Institute Inc.	290,774	3,984
	JAKKS Pacific Inc.	270,201	3,937
*	Modine Manufacturing Co.	517,553	3,820
	Harte-Hanks Inc.	540,580	3,746
*	Libbey Inc.	236,670	3,735
	Blyth Inc.	141,026	3,665
*	Fuel Systems Solutions Inc.	208,065	3,577
*	Cavco Industries Inc.	77,081	3,537
*	Perry Ellis International Inc.	158,346	3,492
*	Career Education Corp.	923,295	3,481
*	Caribou Coffee Co. Inc.	250,364	3,437
	Nutrisystem Inc.	322,998	3,401
*,^ Digital Generation Inc.		298,520	3,391
*	Tuesday Morning Corp.	510,965	3,347
*	Town Sports International Holdings Inc.	267,977	3,315
*	Bravo Brio Restaurant Group Inc.	225,829	3,286
	Haverty Furniture Cos. Inc.	234,118	3,250
*	Journal Communications Inc. Class A	598,089	3,110
	Carriage Services Inc. Class A	318,247	3,077
	PetMed Express Inc.	306,044	3,073
*	Universal Electronics Inc.	174,340	3,065
^	RadioShack Corp.	1,263,705	3,008
*	Fiesta Restaurant Group Inc.	187,152	2,970
*	Rentrak Corp.	170,345	2,884

*	Stein Mart Inc.	335,429	2,855
*	Unifi Inc.	221,250	2,836
	Marcus Corp.	251,926	2,796
*	Federal-Mogul Corp.	305,532	2,796
	Clear Channel Outdoor Holdings Inc. Class A	467,219	2,794
*	Zale Corp.	404,536	2,791
*	Cumulus Media Inc. Class A	1,012,048	2,773
	World Wrestling Entertainment Inc. Class A	336,186	2,706
	Speedway Motorsports Inc.	174,576	2,688
	Destination Maternity Corp.	143,632	2,686
*	Ruth's Hospitality Group Inc.	418,431	2,665
*,^ Skullcandy Inc.		190,795	2,623
*	Exide Technologies	846,029	2,623
*,^ Bridgepoint Education Inc.		254,715	2,585
*	Casual Male Retail Group Inc.	523,221	2,423
*	Black Diamond Inc.	272,412	2,389
	Big 5 Sporting Goods Corp.	235,874	2,347
*	Corinthian Colleges Inc.	985,420	2,345
	Hooker Furniture Corp.	178,152	2,314
*	Steinway Musical Instruments Inc.	94,638	2,305
*	Fisher Communications Inc.	61,691	2,268
	bebe stores inc	471,340	2,262
*	Citi Trends Inc.	178,876	2,246
*	Systemax Inc.	188,321	2,224
*	MarineMax Inc.	265,823	2,204
	Cherokee Inc.	145,928	2,125
	CSS Industries Inc.	103,191	2,121
*	Carmike Cinemas Inc.	188,126	2,116
*	Overstock.com Inc.	202,515	2,098
*,^ Zagg Inc.		243,945	2,081
*	Gordmans Stores Inc.	108,945	2,010
*	Body Central Corp.	191,245	1,999
	Weyco Group Inc.	82,003	1,997
*	West Marine Inc.	184,315	1,959
*	Geeknet Inc.	100,443	1,944
*	Kirkland's Inc.	192,819	1,915
	Spartan Motors Inc.	380,558	1,903
*	Famous Dave's Of America Inc.	197,918	1,884
	Mac-Gray Corp.	139,675	1,873
*	Saga Communications Inc. Class A	45,952	1,862
	Bassett Furniture Industries Inc.	148,869	1,853
*	Vitacost.com Inc.	268,923	1,823
*	Isle of Capri Casinos Inc.	260,949	1,814
*	Entercom Communications Corp. Class A	257,660	1,768
*	Jamba Inc.	783,335	1,747
*	TravelCenters of America LLC	311,380	1,669
*	VOXX International Corp. Class A	219,863	1,645
*	Luby's Inc.	244,250	1,644
*	Teavana Holdings Inc.	120,954	1,577
*	McClatchy Co. Class A	707,015	1,577
*,^ hhgregg Inc.		227,060	1,567
*	Liberty Ventures Rights Exp. 10/9/2012	115,500	1,564
*,^ Sealy Corp.		714,597	1,558
*	Morgans Hotel Group Co.	237,386	1,524
*	LIN TV Corp. Class A	341,230	1,501
*	Stoneridge Inc.	299,958	1,491
	Christopher & Banks Corp.	408,527	1,434

	Winmark Corp.	25,754	1,393
	Flexsteel Industries Inc.	67,252	1,392
	Strattec Security Corp.	65,085	1,386
*,^ Pacific Sunwear of California Inc.		553,850	1,385
*,^ Daily Journal Corp.		14,678	1,376
*	Gray Television Inc.	602,146	1,373
	AH Belo Corp. Class A	282,231	1,363
*	Nexstar Broadcasting Group Inc. Class A	126,329	1,342
*	Monarch Casino & Resort Inc.	153,094	1,333
^	Bon-Ton Stores Inc.	136,648	1,298
*	Premier Exhibitions Inc.	536,744	1,272
	Lifetime Brands Inc.	106,782	1,272
*	Bluegreen Corp.	200,908	1,262
*	Johnson Outdoors Inc. Class A	58,547	1,252
	Einstein Noah Restaurant Group Inc.	70,579	1,249
	Superior Uniform Group Inc.	104,006	1,246
*	ReachLocal Inc.	98,743	1,238
	Shiloh Industries Inc.	110,112	1,235
*	New York & Co. Inc.	309,131	1,159
*	Delta Apparel Inc.	83,677	1,152
*	1-800-Flowers.com Inc. Class A	307,645	1,148
	Outdoor Channel Holdings Inc.	156,925	1,142
*	Reading International Inc. Class A	193,475	1,142
*	Stanley Furniture Co. Inc.	227,672	1,109
*	Valuevision Media Inc. Class A	467,359	1,098
*	Carrols Restaurant Group Inc.	187,152	1,078
*	MTR Gaming Group Inc.	255,698	1,076
	Martha Stewart Living Omnimedia Class A	334,904	1,028
	Lincoln Educational Services Corp.	242,095	1,017
*	K-Swiss Inc. Class A	295,760	1,014
	Ambassadors Group Inc.	172,883	934
*	Gaiam Inc. Class A	266,128	929
*	Nautilus Inc.	348,133	912
*,^ Dex One Corp.		728,768	911
*	Joe's Jeans Inc.	832,167	899
*	Furniture Brands International Inc.	613,008	889
*	Rick's Cabaret International Inc.	107,071	887
	Dover Downs Gaming & Entertainment Inc.	355,462	885
*	Red Lion Hotels Corp.	141,270	883
	National American University Holdings Inc.	175,287	876
*	Rocky Brands Inc.	75,295	870
	Culp Inc.	73,700	867
	Marine Products Corp.	140,705	839
*,^ American Apparel Inc.		542,490	835
	Frisch's Restaurants Inc.	41,790	830
	Entravision Communications Corp. Class A	611,275	819
*	Lee Enterprises Inc.	542,668	803
	Collectors Universe	55,458	778
*	Coldwater Creek Inc.	920,293	764
*	Media General Inc. Class A	143,348	743
*	Orbitz Worldwide Inc.	286,229	730
*	Learning Tree International Inc.	138,784	706
*	Build-A-Bear Workshop Inc.	168,197	656
*,^ Motorcar Parts of America Inc.		135,181	653
*	Navarre Corp.	416,222	649
*	Harris Interactive Inc.	402,259	587
*	Trans World Entertainment Corp.	160,912	586

*	Cache Inc.	180,624	573
*	Tower International Inc.	73,247	565
*	Radio One Inc.	678,120	563
*	Lakes Entertainment Inc.	260,577	555
*	Heelys Inc.	300,234	540
*	Century Casinos Inc.	202,361	536
*	School Specialty Inc.	219,289	504
	Escalade Inc.	93,954	503
*	Perfumania Holdings Inc.	64,655	466
*,^ UQM Technologies Inc.		401,083	465
*	Kid Brands Inc.	298,606	457
*	US Auto Parts Network Inc.	128,589	445
	Salem Communications Corp. Class A	81,595	428
*	dELiA*s Inc.	299,242	416
*,^ Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012		151,265	411
*	Cosi Inc.	517,542	399
*	Dixie Group Inc.	99,243	360
*	SuperMedia Inc.	132,156	352
*	Emerson Radio Corp.	169,085	349
*	Orchard Supply Hardware Stores Corp. Class A	23,110	335
*	Books-A-Million Inc.	112,514	330
*	Dover Motorsports Inc.	236,518	329
*	Entertainment Gaming Asia Inc.	157,269	322
*	Skyline Corp.	50,767	275
	Gaming Partners International Corp.	41,577	264
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		329,798	261
	Canterbury Park Holding Corp.	24,382	247
*	Hollywood Media Corp.	174,057	244
*	Hastings Entertainment Inc.	121,119	240
*	LodgeNet Interactive Corp.	280,561	183
*	ALCO Stores Inc.	25,850	180
*,^ Empire Resorts Inc.		108,577	180
*	Cambium Learning Group Inc.	157,716	156
*	Sport Chalet Inc. Class A	65,485	95
*	Hallwood Group Inc.	12,464	92
*	Hovnanian Enterprises Inc. Class B	19,300	67
*	Dial Global Inc.	11,511	31
*,^ Universal Travel Group		42,843	31
*	SPAR Group Inc.	16,145	27
*	Forward Industries Inc.	14,310	17
	Bowl America Inc. Class A	964	12
*	Sport Chalet Inc. Class B	1,820	4
	Educational Development Corp.	281	1
	Koss Corp.	100	—
			24,587,946
Consumer Staples (9.6%)
	Procter & Gamble Co.	35,038,577	2,430,276
	Coca-Cola Co.	51,925,541	1,969,536
	Philip Morris International Inc.	21,809,564	1,961,552
	Wal-Mart Stores Inc.	23,796,539	1,756,185
	PepsiCo Inc.	19,998,917	1,415,323
	Kraft Foods Inc.	21,538,220	890,605
	Altria Group Inc.	26,019,542	868,792
	CVS Caremark Corp.	16,393,244	793,761
	Colgate-Palmolive Co.	6,102,738	654,336
	Costco Wholesale Corp.	5,540,004	554,693
	Kimberly-Clark Corp.	5,013,551	430,062

	Walgreen Co.	11,039,936	402,295
	General Mills Inc.	8,283,158	330,084
	Sysco Corp.	7,488,197	234,156
	Archer-Daniels-Midland Co.	8,437,618	229,334
	HJ Heinz Co.	4,089,328	228,798
	Whole Foods Market Inc.	2,230,948	217,294
	Lorillard Inc.	1,667,639	194,197
	Mead Johnson Nutrition Co.	2,606,429	190,999
	Reynolds American Inc.	4,381,459	189,892
	Estee Lauder Cos. Inc. Class A	3,029,204	186,508
	Kellogg Co.	3,198,937	165,257
	Kroger Co.	6,819,416	160,529
	ConAgra Foods Inc.	5,309,439	146,487
	Hershey Co.	1,978,888	140,283
	Bunge Ltd.	1,867,125	125,191
	JM Smucker Co.	1,431,216	123,557
	Dr Pepper Snapple Group Inc.	2,710,098	120,681
	Coca-Cola Enterprises Inc.	3,855,063	120,548
	Clorox Co.	1,581,100	113,918
	Beam Inc.	1,813,311	104,338
*	Monster Beverage Corp.	1,911,909	103,549
	Brown-Forman Corp. Class B	1,562,215	101,935
	Church & Dwight Co. Inc.	1,774,717	95,817
	McCormick & Co. Inc.	1,536,303	95,312
	Avon Products Inc.	5,519,020	88,028
	Molson Coors Brewing Co. Class B	1,903,278	85,743
	Campbell Soup Co.	2,437,299	84,867
	Herbalife Ltd.	1,494,922	70,859
*	Constellation Brands Inc. Class A	2,111,067	68,293
	Energizer Holdings Inc.	839,503	62,635
	Tyson Foods Inc. Class A	3,807,899	61,003
	Hormel Foods Corp.	1,847,306	54,015
	Ingredion Inc.	971,760	53,602
*	Ralcorp Holdings Inc.	706,552	51,578
^	Safeway Inc.	3,071,490	49,420
	Hillshire Brands Co.	1,517,936	40,650
*,^ Green Mountain Coffee Roasters Inc.		1,687,500	40,078
*	Smithfield Foods Inc.	1,957,915	38,473
*	Dean Foods Co.	2,345,656	38,351
*	United Natural Foods Inc.	620,497	36,268
	Flowers Foods Inc.	1,556,879	31,418
*	Hain Celestial Group Inc.	484,411	30,518
*	Fresh Market Inc.	488,151	29,279
	Nu Skin Enterprises Inc. Class A	722,869	28,069
	Casey's General Stores Inc.	482,814	27,588
*	Darling International Inc.	1,499,492	27,426
*	TreeHouse Foods Inc.	455,166	23,896
	Harris Teeter Supermarkets Inc.	594,893	23,106
	PriceSmart Inc.	246,772	18,686
	B&G Foods Inc. Class A	613,416	18,593
	Lancaster Colony Corp.	240,353	17,606
*	Elizabeth Arden Inc.	332,013	15,684
	Snyders-Lance Inc.	598,897	14,972
	Universal Corp.	292,490	14,894
	Fresh Del Monte Produce Inc.	514,682	13,176
*	Post Holdings Inc.	417,372	12,546
*,^ Boston Beer Co. Inc. Class A		109,885	12,304

	Spectrum Brands Holdings Inc.	291,436	11,660
	Sanderson Farms Inc.	247,884	10,999
	J&J Snack Foods Corp.	188,735	10,820
*	Prestige Brands Holdings Inc.	631,525	10,711
^	Vector Group Ltd.	628,409	10,425
	WD-40 Co.	192,015	10,108
*	Rite Aid Corp.	8,466,402	9,906
*	Smart Balance Inc.	749,547	9,055
	Andersons Inc.	219,412	8,263
	Cal-Maine Foods Inc.	176,633	7,938
*	Susser Holdings Corp.	212,356	7,681
*,^ Dole Food Co. Inc.		494,841	6,943
^	Tootsie Roll Industries Inc.	241,618	6,519
^	SUPERVALU Inc.	2,653,109	6,394
	Weis Markets Inc.	150,085	6,353
	Coca-Cola Bottling Co. Consolidated	81,568	5,555
*	Central Garden and Pet Co. Class A	437,183	5,281
^	Diamond Foods Inc.	272,547	5,129
*,^ Star Scientific Inc.		1,448,482	5,012
*	Medifast Inc.	171,495	4,485
*	USANA Health Sciences Inc.	95,724	4,448
	Spartan Stores Inc.	284,109	4,350
*	Chiquita Brands International Inc.	554,928	4,240
*	Pantry Inc.	283,812	4,129
*	Pilgrim's Pride Corp.	798,990	4,083
*	Schiff Nutrition International Inc.	164,352	3,976
	Inter Parfums Inc.	213,546	3,908
	Calavo Growers Inc.	145,031	3,626
	Nash Finch Co.	169,982	3,471
*	Alliance One International Inc.	1,007,035	3,253
	Village Super Market Inc. Class A	86,219	3,169
*	Revlon Inc. Class A	190,018	2,934
*	Central Garden and Pet Co.	224,066	2,664
*	Physicians Formula Holdings Inc.	540,028	2,630
*	Seneca Foods Corp. Class A	84,248	2,516
	Nature's Sunshine Products Inc.	146,981	2,402
*,^ Central European Distribution Corp.		819,306	2,335
*	Nutraceutical International Corp.	147,820	2,330
*	Chefs' Warehouse Inc.	137,929	2,259
	Oil-Dri Corp. of America	95,706	2,215
*	National Beverage Corp.	134,438	2,038
*	John B Sanfilippo & Son Inc.	151,594	1,974
	Ingles Markets Inc. Class A	120,077	1,963
^	Limoneira Co.	104,815	1,932
	Female Health Co.	220,807	1,579
*	Omega Protein Corp.	226,422	1,553
*	Inventure Foods Inc.	272,619	1,551
	Alico Inc.	43,345	1,354
	Orchids Paper Products Co.	69,151	1,247
	Griffin Land & Nurseries Inc.	33,635	1,134
	Lifeway Foods Inc.	95,840	910
*	Farmer Bros Co.	92,919	884
*	Overhill Farms Inc.	180,429	826
*	Craft Brew Alliance Inc.	86,417	678
	MGP Ingredients Inc.	91,833	351
	Reliv International Inc.	146,638	189
*	Primo Water Corp.	178,443	187

* Mannatech Inc.	21,837	117
* Crystal Rock Holdings Inc.	32,920	33
* Bridgford Foods Corp.	200	1
		19,374,380
Energy (10.4%)
Exxon Mobil Corp.	59,794,104	5,468,171
Chevron Corp.	25,225,228	2,940,253
Schlumberger Ltd.	17,052,586	1,233,414
Occidental Petroleum Corp.	10,371,184	892,544
ConocoPhillips	15,361,407	878,365
Anadarko Petroleum Corp.	6,392,552	446,967
National Oilwell Varco Inc.	5,453,956	436,916
Apache Corp.	5,001,248	432,458
Halliburton Co.	11,810,956	397,911
EOG Resources Inc.	3,449,860	386,557
Phillips 66	7,601,099	352,463
Devon Energy Corp.	4,906,382	296,836
Williams Cos. Inc.	7,999,399	279,739
Marathon Oil Corp.	9,023,113	266,813
Kinder Morgan Inc.	7,195,675	255,590
Baker Hughes Inc.	5,605,173	253,522
Spectra Energy Corp.	8,350,929	245,183
Marathon Petroleum Corp.	4,358,840	237,949
Valero Energy Corp.	7,078,959	224,261
Hess Corp.	3,930,101	211,125
Noble Energy Inc.	2,274,525	210,871
* Cameron International Corp.	3,151,314	176,694
Chesapeake Energy Corp.	8,466,489	159,763
Pioneer Natural Resources Co.	1,492,666	155,834
* Southwestern Energy Co.	4,462,663	155,211
Range Resources Corp.	2,073,381	144,867
* FMC Technologies Inc.	3,056,372	141,510
Murphy Oil Corp.	2,360,126	126,715
* Weatherford International Ltd.	9,695,004	122,933
Cabot Oil & Gas Corp.	2,682,620	120,450
* Concho Resources Inc.	1,263,182	119,687
Noble Corp.	3,221,936	115,281
EQT Corp.	1,914,055	112,929
HollyFrontier Corp.	2,521,172	104,049
* Kinder Morgan Management LLC	1,269,183	96,966
CONSOL Energy Inc.	2,904,231	87,272
* Denbury Resources Inc.	4,998,154	80,770
Peabody Energy Corp.	3,482,887	77,634
Oceaneering International Inc.	1,381,924	76,351
Tesoro Corp.	1,791,584	75,067
Core Laboratories NV	606,614	73,692
QEP Resources Inc.	2,282,078	72,251
* Whiting Petroleum Corp.	1,509,943	71,541
Helmerich & Payne Inc.	1,374,535	65,442
Cimarex Energy Co.	1,096,637	64,208
* Plains Exploration & Production Co.	1,649,296	61,799
Diamond Offshore Drilling Inc.	885,085	58,247
Sunoco Inc.	1,171,218	54,848
* Newfield Exploration Co.	1,716,110	53,749
* Rowan Cos. plc Class A	1,584,016	53,492
* Dresser-Rand Group Inc.	962,987	53,070
* Oil States International Inc.	657,249	52,225

*	Cobalt International Energy Inc.	2,333,618	51,970
*	Nabors Industries Ltd.	3,693,863	51,825
	Energen Corp.	917,192	48,070
	SM Energy Co.	820,851	44,416
*	Continental Resources Inc.	575,462	44,253
*,^ Ultra Petroleum Corp.		1,956,243	42,998
*	WPX Energy Inc.	2,527,729	41,935
*	Superior Energy Services Inc.	2,005,448	41,152
*	McDermott International Inc.	2,989,173	36,528
*	Cheniere Energy Inc.	2,315,334	36,003
*	Atwood Oceanics Inc.	746,026	33,907
*	SandRidge Energy Inc.	4,665,009	32,515
*	Rosetta Resources Inc.	677,022	32,429
	World Fuel Services Corp.	909,614	32,391
	Tidewater Inc.	650,521	31,570
	Patterson-UTI Energy Inc.	1,982,366	31,401
*	Kodiak Oil & Gas Corp.	3,349,171	31,348
*	Dril-Quip Inc.	434,875	31,259
	Energy XXI Bermuda Ltd.	853,149	29,818
*	Oasis Petroleum Inc.	943,456	27,804
	Berry Petroleum Co. Class A	595,726	24,204
*	Helix Energy Solutions Group Inc.	1,271,669	23,233
	Lufkin Industries Inc.	427,722	23,020
*	Unit Corp.	551,638	22,893
	Bristow Group Inc.	451,820	22,840
*	SEACOR Holdings Inc.	255,730	21,318
	Western Refining Inc.	747,049	19,558
	Targa Resources Corp.	374,520	18,853
*	Gulfport Energy Corp.	601,840	18,814
*	Gran Tierra Energy Inc.	3,565,323	18,433
*	Alpha Natural Resources Inc.	2,784,867	18,297
*	SemGroup Corp. Class A	475,776	17,532
	Arch Coal Inc.	2,708,034	17,142
^	CARBO Ceramics Inc.	263,130	16,556
*,^ McMoRan Exploration Co.		1,331,451	15,645
*	Hornbeck Offshore Services Inc.	421,595	15,451
*	Exterran Holdings Inc.	757,068	15,353
*	Bill Barrett Corp.	615,590	15,248
*	Stone Energy Corp.	599,980	15,072
*	Cloud Peak Energy Inc.	770,649	13,949
	Enbridge Energy Management LLC	428,463	13,565
*	Approach Resources Inc.	443,537	13,364
^	EXCO Resources Inc.	1,655,390	13,260
*	Halcon Resources Corp.	1,794,460	13,153
*	Northern Oil and Gas Inc.	758,956	12,895
*	Key Energy Services Inc.	1,809,927	12,670
*	Forest Oil Corp.	1,472,296	12,441
*	PDC Energy Inc.	382,426	12,096
*	Carrizo Oil & Gas Inc.	470,300	11,762
*,^ Clean Energy Fuels Corp.		881,808	11,613
*	Swift Energy Co.	539,322	11,261
*	ION Geophysical Corp.	1,573,602	10,921
*	Comstock Resources Inc.	574,050	10,551
*,^ C&J Energy Services Inc.		521,381	10,376
*	Gulfmark Offshore Inc.	303,084	10,014
^	RPC Inc.	825,838	9,819
*	OYO Geospace Corp.	75,019	9,183

*	Magnum Hunter Resources Corp.	2,008,615	8,918
	W&T Offshore Inc.	471,103	8,847
*	Newpark Resources Inc.	1,152,361	8,539
*	Hercules Offshore Inc.	1,713,675	8,363
*	CVR Energy Inc.	219,412	8,063
*	Contango Oil & Gas Co.	163,903	8,054
*,^ Heckmann Corp.		1,810,958	7,606
*	EPL Oil & Gas Inc.	368,526	7,477
*	Rex Energy Corp.	555,151	7,411
	Crosstex Energy Inc.	521,340	7,314
*	Laredo Petroleum Holdings Inc.	321,570	7,068
*	Rentech Inc.	2,817,826	6,932
*	Parker Drilling Co.	1,479,303	6,257
*	Pioneer Energy Services Corp.	781,527	6,088
*	Vaalco Energy Inc.	703,252	6,013
*	TETRA Technologies Inc.	956,316	5,786
*	Resolute Energy Corp.	602,701	5,346
*	Clayton Williams Energy Inc.	98,031	5,087
*	Petroquest Energy Inc.	748,896	5,025
*,^ Endeavour International Corp.		516,417	4,994
	Gulf Island Fabrication Inc.	174,920	4,875
*,^ Quicksilver Resources Inc.		1,163,649	4,759
*	PHI Inc.	150,992	4,750
*	FX Energy Inc.	631,324	4,710
*	Venoco Inc.	391,485	4,651
*	Tesco Corp.	421,119	4,498
*	Goodrich Petroleum Corp.	338,465	4,278
*,^ Solazyme Inc.		364,603	4,186
*	Basic Energy Services Inc.	369,889	4,150
*	Bonanza Creek Energy Inc.	174,446	4,110
*	Vantage Drilling Co.	2,137,029	3,932
*	Triangle Petroleum Corp.	531,820	3,808
	Delek US Holdings Inc.	147,445	3,758
*	Harvest Natural Resources Inc.	415,097	3,703
*	Callon Petroleum Co.	586,084	3,604
	Penn Virginia Corp.	561,659	3,482
*	Matrix Service Co.	313,145	3,310
*,^ BPZ Resources Inc.		1,112,033	3,180
*,^ Sanchez Energy Corp.		151,778	3,101
*	Willbros Group Inc.	560,916	3,012
	Panhandle Oil and Gas Inc. Class A	97,665	2,995
*	Warren Resources Inc.	914,040	2,779
	Alon USA Energy Inc.	198,748	2,723
*	TransAtlantic Petroleum Ltd.	2,579,823	2,709
*	Abraxas Petroleum Corp.	1,033,800	2,378
	Bolt Technology Corp.	164,548	2,366
*	Dawson Geophysical Co.	92,148	2,328
^	Overseas Shipholding Group Inc.	351,543	2,320
*,^ Uranium Energy Corp.		881,659	2,301
*	Mitcham Industries Inc.	142,780	2,275
*	Crimson Exploration Inc.	528,252	2,256
*	REX American Resources Corp.	119,191	2,147
*	Natural Gas Services Group Inc.	141,975	2,123
	Apco Oil and Gas International Inc.	115,012	1,851
*	Cal Dive International Inc.	1,194,184	1,827
*	Green Plains Renewable Energy Inc.	306,386	1,795
*,^ KiOR Inc.		189,002	1,758

*,^ Miller Energy Resources Inc.		336,956	1,695
*	RigNet Inc.	88,215	1,632
*	Evolution Petroleum Corp.	198,386	1,603
*	CREDO Petroleum Corp.	107,871	1,563
*	Lone Pine Resources Inc.	998,013	1,557
*,^ Hyperdynamics Corp.		1,986,586	1,450
*,^ James River Coal Co.		499,937	1,440
*	Westmoreland Coal Co.	144,386	1,434
*	Isramco Inc.	12,010	1,393
*,^ USEC Inc.		1,756,889	1,370
*,^ Uranerz Energy Corp.		786,052	1,281
*	Global Geophysical Services Inc.	227,518	1,254
*	TGC Industries Inc.	172,371	1,241
*	Double Eagle Petroleum Co.	220,979	1,222
*,^ Amyris Inc.		353,648	1,217
*	Union Drilling Inc.	183,171	1,189
*	Gastar Exploration Ltd.	654,733	1,087
*,^ Syntroleum Corp.		1,258,283	956
*,^ ZaZa Energy Corp.		284,016	844
*,^ Saratoga Resources Inc.		143,943	789
	Adams Resources & Energy Inc.	25,851	788
*	US Energy Corp. Wyoming	321,367	691
*,^ Uranium Resources Inc.		1,226,138	625
*,^ Gevo Inc.		273,926	584
*	Verenium Corp.	176,670	574
*	CAMAC Energy Inc.	1,026,240	483
*,^ GMX Resources Inc.		587,108	470
*	Barnwell Industries Inc.	69,987	225
*,^ Houston American Energy Corp.		221,330	199
*	Gasco Energy Inc.	1,247,812	181
*	HKN Inc.	78,778	155
*	ENGlobal Corp.	223,251	118
*	GreenHunter Energy Inc.	47,518	107
*	PrimeEnergy Corp.	3,540	99
*	GeoGlobal Resources Inc.	609,855	82
*	PostRock Energy Corp.	19,109	33
*	Oilsands Quest Inc.	1,674,070	23
*	Geokinetics Inc.	42,606	16
*,^ Cubic Energy Inc.		26,705	10
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	133,657	—
			20,948,058
Financials (15.5%)
	Wells Fargo & Co.	64,553,129	2,229,020
	JPMorgan Chase & Co.	48,677,025	1,970,446
	Citigroup Inc.	37,494,434	1,226,818
	Bank of America Corp.	137,804,785	1,216,816
*	Berkshire Hathaway Inc. Class B	10,503,788	926,434
	US Bancorp	24,220,991	830,780
	American Express Co.	13,245,662	753,148
	Goldman Sachs Group Inc.	5,975,137	679,254
	Simon Property Group Inc.	3,877,797	588,688
*	American International Group Inc.	14,168,074	464,571
	PNC Financial Services Group Inc.	6,766,492	426,966
	Capital One Financial Corp.	7,434,629	423,848
	MetLife Inc.	10,871,989	374,649
	American Tower Corporation	5,049,176	360,461
	Bank of New York Mellon Corp.	15,262,266	345,232

Travelers Cos. Inc.	4,973,761	339,509
ACE Ltd.	4,329,977	327,346
Prudential Financial Inc.	5,975,895	325,746
Morgan Stanley	18,963,297	317,446
BlackRock Inc.	1,691,183	301,538
BB&T Corp.	8,932,016	296,186
Aflac Inc.	5,978,159	286,234
Discover Financial Services	6,779,836	269,363
Chubb Corp.	3,457,740	263,756
State Street Corp.	6,246,189	262,090
Public Storage	1,863,581	259,355
Allstate Corp.	6,275,908	248,589
Franklin Resources Inc.	1,927,862	241,118
HCP Inc.	5,366,809	238,716
Marsh & McLennan Cos. Inc.	6,980,255	236,840
Ventas Inc.	3,764,845	234,362
CME Group Inc.	4,038,850	231,426
Equity Residential	3,843,228	221,101
Boston Properties Inc.	1,915,648	211,890
Annaly Capital Management Inc.	12,468,607	209,971
T. Rowe Price Group Inc.	3,263,472	206,578
Aon plc	3,948,950	206,491
Prologis Inc.	5,885,455	206,167
SunTrust Banks Inc.	6,881,052	194,527
Health Care REIT Inc.	3,261,167	188,332
Fifth Third Bancorp	11,771,712	182,579
Weyerhaeuser Co.	6,870,954	179,607
Charles Schwab Corp.	13,833,511	176,931
Vornado Realty Trust	2,135,946	173,118
Loews Corp.	4,058,497	167,454
AvalonBay Communities Inc.	1,218,998	165,772
Ameriprise Financial Inc.	2,793,209	158,347
Progressive Corp.	7,405,215	153,584
American Capital Agency Corp.	4,305,628	148,932
Host Hotels & Resorts Inc.	9,191,656	147,526
Invesco Ltd.	5,730,081	143,195
M&T Bank Corp.	1,457,429	138,689
Regions Financial Corp.	18,057,029	130,191
Northern Trust Corp.	2,774,655	128,786
* IntercontinentalExchange Inc.	930,689	124,163
Moody's Corp.	2,584,951	114,177
* Berkshire Hathaway Inc. Class A	826	109,610
Digital Realty Trust Inc.	1,537,605	107,402
KeyCorp	12,184,041	106,489
Kimco Realty Corp.	5,201,496	105,434
General Growth Properties Inc.	5,392,039	105,037
Hartford Financial Services Group Inc.	5,353,793	104,078
Principal Financial Group Inc.	3,839,268	103,430
Macerich Co.	1,694,848	96,996
XL Group plc Class A	4,023,145	96,676
* CIT Group Inc.	2,439,508	96,092
SL Green Realty Corp.	1,153,992	92,400
Plum Creek Timber Co. Inc.	2,066,257	90,585
Lincoln National Corp.	3,646,792	88,216
Federal Realty Investment Trust	817,915	86,126
Willis Group Holdings plc	2,219,445	81,942
* Affiliated Managers Group Inc.	659,357	81,101

NYSE Euronext	3,281,517	80,889
New York Community Bancorp Inc.	5,618,355	79,556
UDR Inc.	3,159,717	78,424
Comerica Inc.	2,517,233	78,160
Rayonier Inc.	1,566,972	76,797
Huntington Bancshares Inc.	11,052,708	76,264
Cincinnati Financial Corp.	1,972,834	74,751
* CBRE Group Inc. Class A	3,983,918	73,344
Everest Re Group Ltd.	683,771	73,136
* Arch Capital Group Ltd.	1,721,244	71,741
Unum Group	3,698,588	71,087
^ Realty Income Corp.	1,707,047	69,801
Essex Property Trust Inc.	450,665	66,807
Camden Property Trust	1,024,530	66,072
Torchmark Corp.	1,274,615	65,451
PartnerRe Ltd.	832,446	61,834
Leucadia National Corp.	2,647,902	60,240
Alexandria Real Estate Equities Inc.	793,556	58,342
Taubman Centers Inc.	751,989	57,700
WR Berkley Corp.	1,499,602	56,220
Regency Centers Corp.	1,150,671	56,072
* Alleghany Corp.	162,481	56,046
* MSCI Inc. Class A	1,555,273	55,663
People's United Financial Inc.	4,569,081	55,469
Fidelity National Financial Inc. Class A	2,574,098	55,060
Raymond James Financial Inc.	1,487,214	54,506
Arthur J Gallagher & Co.	1,516,775	54,331
Reinsurance Group of America Inc. Class A	938,348	54,302
Liberty Property Trust	1,497,529	54,270
* Markel Corp.	116,896	53,596
Ares Capital Corp.	3,114,658	53,385
Axis Capital Holdings Ltd.	1,517,523	52,992
RenaissanceRe Holdings Ltd.	658,911	50,762
American Campus Communities Inc.	1,141,812	50,103
Duke Realty Corp.	3,395,322	49,911
* American Capital Ltd.	4,301,231	48,776
Zions Bancorporation	2,357,070	48,685
Senior Housing Properties Trust	2,223,234	48,422
Hudson City Bancorp Inc.	6,082,375	48,416
Apartment Investment & Management Co. Class A	1,834,975	47,691
BRE Properties Inc.	976,126	45,771
HCC Insurance Holdings Inc.	1,321,488	44,785
DDR Corp.	2,887,402	44,350
TD Ameritrade Holding Corp.	2,792,377	42,919
Eaton Vance Corp.	1,477,148	42,778
Jones Lang LaSalle Inc.	559,797	42,740
Kilroy Realty Corp.	940,116	42,098
National Retail Properties Inc.	1,369,458	41,768
Extra Space Storage Inc.	1,246,298	41,439
Weingarten Realty Investors	1,471,139	41,354
Assurant Inc.	1,095,621	40,867
Two Harbors Investment Corp.	3,460,831	40,665
Cullen/Frost Bankers Inc.	706,915	40,598
Brown & Brown Inc.	1,548,775	40,377
Legg Mason Inc.	1,634,904	40,349
East West Bancorp Inc.	1,891,695	39,953
First Republic Bank	1,158,795	39,932

* Signature Bank	586,355	39,333
Douglas Emmett Inc.	1,685,297	38,880
Commerce Bancshares Inc.	962,808	38,830
CBL & Associates Properties Inc.	1,808,536	38,594
NASDAQ OMX Group Inc.	1,655,448	38,564
SEI Investments Co.	1,797,087	38,548
MFA Financial Inc.	4,531,251	38,516
Piedmont Office Realty Trust Inc. Class A	2,196,773	38,092
Home Properties Inc.	620,626	38,026
Tanger Factory Outlet Centers	1,169,904	37,823
* Ocwen Financial Corp.	1,378,405	37,782
Hospitality Properties Trust	1,571,121	37,361
White Mountains Insurance Group Ltd.	71,830	36,873
BioMed Realty Trust Inc.	1,962,649	36,741
First Niagara Financial Group Inc.	4,478,582	36,232
Allied World Assurance Co. Holdings AG	468,609	36,200
Waddell & Reed Financial Inc. Class A	1,090,527	35,737
Chimera Investment Corp.	13,060,507	35,394
American Financial Group Inc.	931,880	35,318
Hatteras Financial Corp.	1,237,056	34,873
Starwood Property Trust Inc.	1,462,807	34,040
Equity Lifestyle Properties Inc.	498,041	33,927
Mid-America Apartment Communities Inc.	517,304	33,785
* SVB Financial Group	557,202	33,688
ProAssurance Corp.	369,448	33,413
CBOE Holdings Inc.	1,126,623	33,145
Post Properties Inc.	680,877	32,655
* Genworth Financial Inc. Class A	6,235,797	32,613
Hancock Holding Co.	1,020,874	31,596
First Horizon National Corp.	3,277,851	31,566
City National Corp.	608,349	31,336
* E*TRADE Financial Corp.	3,552,585	31,298
Omega Healthcare Investors Inc.	1,353,351	30,762
Highwoods Properties Inc.	931,171	30,375
Mack-Cali Realty Corp.	1,116,570	29,701
CNO Financial Group Inc.	3,068,208	29,608
Invesco Mortgage Capital Inc.	1,465,658	29,504
Old Republic International Corp.	3,154,021	29,332
Associated Banc-Corp	2,210,182	29,108
LaSalle Hotel Properties	1,089,170	29,070
CYS Investments Inc.	2,037,237	28,705
Assured Guaranty Ltd.	2,090,928	28,478
First American Financial Corp.	1,308,540	28,356
ARMOUR Residential REIT Inc.	3,675,071	28,151
Aspen Insurance Holdings Ltd.	915,173	27,904
Protective Life Corp.	1,035,715	27,146
Bank of Hawaii Corp.	583,303	26,610
Entertainment Properties Trust	593,502	26,369
Validus Holdings Ltd.	765,821	25,969
* Howard Hughes Corp.	361,632	25,694
Capitol Federal Financial Inc.	2,131,219	25,489
* Forest City Enterprises Inc. Class A	1,604,997	25,439
Healthcare Realty Trust Inc.	1,099,634	25,347
* Texas Capital Bancshares Inc.	508,684	25,287
Fulton Financial Corp.	2,546,828	25,112
^ Federated Investors Inc. Class B	1,197,706	24,781
Prosperity Bancshares Inc.	570,498	24,315

^	Prospect Capital Corp.	2,063,973	23,777
	Valley National Bancorp	2,370,017	23,748
	Susquehanna Bancshares Inc.	2,262,589	23,667
	Erie Indemnity Co. Class A	364,597	23,433
	TCF Financial Corp.	1,950,807	23,293
	Jefferies Group Inc.	1,699,352	23,264
	Synovus Financial Corp.	9,772,706	23,161
	CapitalSource Inc.	3,040,174	23,045
	RLJ Lodging Trust	1,216,075	22,996
	DiamondRock Hospitality Co.	2,382,677	22,945
	Washington Federal Inc.	1,366,881	22,800
*	Popular Inc.	1,306,430	22,771
	Washington REIT	839,577	22,517
	Janus Capital Group Inc.	2,384,098	22,506
	Webster Financial Corp.	946,928	22,442
	Brandywine Realty Trust	1,833,315	22,348
	Colonial Properties Trust	1,060,908	22,332
	DCT Industrial Trust Inc.	3,409,302	22,058
	Corporate Office Properties Trust	913,727	21,902
*	Stifel Financial Corp.	650,687	21,863
	Alterra Capital Holdings Ltd.	904,422	21,652
	Hanover Insurance Group Inc.	571,855	21,307
	Sovran Self Storage Inc.	366,748	21,216
	Endurance Specialty Holdings Ltd.	547,315	21,072
	BOK Financial Corp.	351,666	20,783
	FirstMerit Corp.	1,383,050	20,372
	Apollo Investment Corp.	2,577,014	20,281
	DuPont Fabros Technology Inc.	800,256	20,206
	Kemper Corp.	652,680	20,044
	LPL Financial Holdings Inc.	701,360	20,017
	UMB Financial Corp.	410,974	20,006
	FNB Corp.	1,761,536	19,747
	CubeSmart	1,497,441	19,272
	Potlatch Corp.	508,734	19,011
	Platinum Underwriters Holdings Ltd.	462,667	18,909
*	Sunstone Hotel Investors Inc.	1,718,368	18,902
	EastGroup Properties Inc.	355,280	18,901
	Trustmark Corp.	775,629	18,879
*	MBIA Inc.	1,837,890	18,618
	Glimcher Realty Trust	1,757,909	18,581
	Greenhill & Co. Inc.	353,304	18,283
	Umpqua Holdings Corp.	1,416,886	18,264
*	Altisource Portfolio Solutions SA	208,923	18,020
	Medical Properties Trust Inc.	1,713,370	17,905
	Old National Bancorp	1,298,549	17,673
	StanCorp Financial Group Inc.	562,412	17,570
	Primerica Inc.	600,908	17,210
*,^ St. Joe Co.		878,607	17,133
	Wintrust Financial Corp.	454,751	17,085
^	Lexington Realty Trust	1,764,629	17,046
	Iberiabank Corp.	371,635	17,021
	PennyMac Mortgage Investment Trust	719,947	16,825
	Westamerica Bancorporation	357,333	16,813
	Pebblebrook Hotel Trust	718,025	16,795
	Equity One Inc.	782,698	16,484
	PS Business Parks Inc.	245,890	16,430
*	First Cash Financial Services Inc.	357,088	16,430

Cathay General Bancorp	940,858	16,239
Capstead Mortgage Corp.	1,197,419	16,153
Newcastle Investment Corp.	2,144,438	16,148
RLI Corp.	241,888	16,124
Montpelier Re Holdings Ltd.	723,712	16,016
Sun Communities Inc.	360,688	15,914
BancorpSouth Inc.	1,076,606	15,869
United Bankshares Inc.	635,963	15,842
Northwest Bancshares Inc.	1,278,480	15,636
* Alexander & Baldwin Inc.	527,366	15,573
* First Industrial Realty Trust Inc.	1,185,122	15,572
National Health Investors Inc.	301,143	15,491
CommonWealth REIT	1,060,161	15,436
Education Realty Trust Inc.	1,409,089	15,359
National Penn Bancshares Inc.	1,631,310	14,861
* PHH Corp.	713,453	14,519
MarketAxess Holdings Inc.	458,592	14,491
Redwood Trust Inc.	992,092	14,346
Cash America International Inc.	370,006	14,271
Glacier Bancorp Inc.	909,174	14,165
Acadia Realty Trust	548,988	13,626
CVB Financial Corp.	1,120,882	13,383
Mercury General Corp.	345,517	13,354
* Credit Acceptance Corp.	155,990	13,339
PrivateBancorp Inc. Class A	828,804	13,253
* Ezcorp Inc. Class A	575,954	13,207
Community Bank System Inc.	467,328	13,174
Selective Insurance Group Inc.	691,111	13,124
MB Financial Inc.	656,708	12,970
International Bancshares Corp.	680,178	12,957
Bank of the Ozarks Inc.	373,929	12,889
Symetra Financial Corp.	1,047,106	12,879
* Walter Investment Management Corp.	343,647	12,718
Fifth Street Finance Corp.	1,149,838	12,625
First Financial Bancorp	732,194	12,381
LTC Properties Inc.	386,296	12,304
* Strategic Hotels & Resorts Inc.	2,046,307	12,298
* Enstar Group Ltd.	121,502	12,108
Anworth Mortgage Asset Corp.	1,755,474	11,937
* Financial Engines Inc.	496,714	11,837
First Midwest Bancorp Inc.	937,649	11,767
* BBCN Bancorp Inc.	927,282	11,693
Argo Group International Holdings Ltd.	353,532	11,451
* World Acceptance Corp.	169,457	11,430
First Financial Bankshares Inc.	315,004	11,350
* Investors Bancorp Inc.	620,619	11,320
American Assets Trust Inc.	417,273	11,179
Government Properties Income Trust	474,559	11,105
Alexander's Inc.	25,938	11,088
Hersha Hospitality Trust Class A	2,256,031	11,055
Astoria Financial Corp.	1,111,955	10,986
BankUnited Inc.	439,964	10,828
Park National Corp.	154,151	10,794
Provident Financial Services Inc.	682,583	10,778
NorthStar Realty Finance Corp.	1,672,705	10,638
First Citizens BancShares Inc. Class A	65,165	10,615
Pennsylvania REIT	669,055	10,611

*	TFS Financial Corp.	1,167,149	10,586
	Sterling Financial Corp.	473,439	10,543
*	Western Alliance Bancorp	1,023,227	10,437
	American Capital Mortgage Investment Corp.	412,481	10,366
^	Main Street Capital Corp.	350,488	10,343
	Franklin Street Properties Corp.	931,474	10,311
	Colony Financial Inc.	512,900	9,991
	Solar Capital Ltd.	435,374	9,979
	Chesapeake Lodging Trust	493,353	9,803
	CreXus Investment Corp.	903,327	9,765
*	National Financial Partners Corp.	569,836	9,630
	Amtrust Financial Services Inc.	375,701	9,625
	Home BancShares Inc.	281,665	9,602
	Cousins Properties Inc.	1,186,991	9,425
*	Citizens Republic Bancorp Inc.	485,001	9,385
*,^ Zillow Inc. Class A		221,589	9,347
	Associated Estates Realty Corp.	615,748	9,335
*	Greenlight Capital Re Ltd. Class A	376,992	9,331
	Infinity Property & Casualty Corp.	153,743	9,285
	First Commonwealth Financial Corp.	1,313,692	9,262
	NBT Bancorp Inc.	419,612	9,261
	Sabra Health Care REIT Inc.	460,177	9,208
	Inland Real Estate Corp.	1,111,731	9,172
	Tower Group Inc.	471,089	9,134
	Columbia Banking System Inc.	492,396	9,129
*	DFC Global Corp.	525,651	9,015
	Horace Mann Educators Corp.	495,608	8,975
	PacWest Bancorp	383,716	8,967
	BlackRock Kelso Capital Corp.	918,009	8,923
	Investors Real Estate Trust	1,078,371	8,918
	PennantPark Investment Corp.	837,595	8,887
	Evercore Partners Inc. Class A	324,335	8,757
*	iStar Financial Inc.	1,042,915	8,635
	Triangle Capital Corp.	333,085	8,547
	Employers Holdings Inc.	460,351	8,438
	Nelnet Inc. Class A	354,655	8,420
	Boston Private Financial Holdings Inc.	874,790	8,389
*	Hilltop Holdings Inc.	656,222	8,341
	Chemical Financial Corp.	341,986	8,276
	First Potomac Realty Trust	631,520	8,134
	American Equity Investment Life Holding Co.	698,269	8,121
	Retail Opportunity Investments Corp.	627,924	8,081
	Oritani Financial Corp.	531,725	8,002
	Interactive Brokers Group Inc.	566,635	7,944
	ViewPoint Financial Group Inc.	414,362	7,943
*	Pinnacle Financial Partners Inc.	410,760	7,936
	Hudson Pacific Properties Inc.	424,191	7,848
	Kennedy-Wilson Holdings Inc.	557,748	7,792
	Brookline Bancorp Inc.	878,425	7,748
	Independent Bank Corp.	253,314	7,622
	Hercules Technology Growth Capital Inc.	675,470	7,437
	Safety Insurance Group Inc.	160,462	7,362
*	Forestar Group Inc.	439,166	7,316
*	FelCor Lodging Trust Inc.	1,536,553	7,283
*	Navigators Group Inc.	147,282	7,250
	Radian Group Inc.	1,656,244	7,188
^	Cohen & Steers Inc.	242,125	7,172

American National Insurance Co.	99,595	7,154
SCBT Financial Corp.	176,670	7,116
Ramco-Gershenson Properties Trust	566,329	7,096
* AMERISAFE Inc.	261,192	7,089
Coresite Realty Corp.	261,486	7,044
Dynex Capital Inc.	642,124	6,903
Universal Health Realty Income Trust	149,496	6,874
Ashford Hospitality Trust Inc.	816,232	6,856
Saul Centers Inc.	152,771	6,783
STAG Industrial Inc.	417,148	6,783
United Fire Group Inc.	267,618	6,723
City Holding Co.	187,369	6,715
Apollo Residential Mortgage Inc.	303,392	6,687
KBW Inc.	403,744	6,650
* Piper Jaffray Cos.	260,440	6,628
TrustCo Bank Corp. NY	1,157,118	6,619
* Virtus Investment Partners Inc.	76,752	6,601
* Wilshire Bancorp Inc.	1,046,768	6,595
AG Mortgage Investment Trust Inc.	272,904	6,585
WesBanco Inc.	314,396	6,511
Berkshire Hills Bancorp Inc.	279,917	6,404
Duff & Phelps Corp. Class A	465,339	6,333
Resource Capital Corp.	1,056,380	6,212
* PICO Holdings Inc.	272,172	6,211
State Bank Financial Corp.	372,766	6,147
Flagstone Reinsurance Holdings SA	714,446	6,137
S&T Bancorp Inc.	347,889	6,126
Banner Corp.	225,685	6,116
Renasant Corp.	311,405	6,105
* HFF Inc. Class A	408,094	6,081
Getty Realty Corp.	333,228	5,981
Maiden Holdings Ltd.	668,479	5,943
* Tejon Ranch Co.	196,687	5,908
Tompkins Financial Corp.	145,013	5,876
* Citizens Inc.	559,416	5,868
Community Trust Bancorp Inc.	161,964	5,755
Flushing Financial Corp.	363,245	5,739
Sandy Spring Bancorp Inc.	296,991	5,717
* West Coast Bancorp	252,559	5,688
BGC Partners Inc. Class A	1,151,197	5,641
Oriental Financial Group Inc.	532,323	5,600
TICC Capital Corp.	518,213	5,389
* Beneficial Mutual Bancorp Inc.	563,656	5,389
Dime Community Bancshares Inc.	371,533	5,365
First Merchants Corp.	351,926	5,282
FBL Financial Group Inc. Class A	158,910	5,276
* ICG Group Inc.	518,474	5,268
Lakeland Financial Corp.	189,887	5,241
* WisdomTree Investments Inc.	772,331	5,175
Campus Crest Communities Inc.	475,794	5,139
First Busey Corp.	1,038,796	5,069
* eHealth Inc.	268,424	5,038
Cardinal Financial Corp.	349,254	4,994
* Hanmi Financial Corp.	386,035	4,945
* Flagstar Bancorp Inc.	4,357,454	4,793
Stewart Information Services Corp.	236,181	4,757
* Safeguard Scientifics Inc.	300,268	4,711

* Investment Technology Group Inc.	538,605	4,686
Meadowbrook Insurance Group Inc.	607,219	4,670
^ TowneBank	301,259	4,618
Epoch Holding Corp.	199,393	4,606
Simmons First National Corp. Class A	188,778	4,598
Union First Market Bankshares Corp.	295,090	4,592
Great Southern Bancorp Inc.	146,542	4,530
Summit Hotel Properties Inc.	526,121	4,493
Excel Trust Inc.	392,332	4,480
Rockville Financial Inc.	364,823	4,469
Urstadt Biddle Properties Inc. Class A	220,397	4,459
Washington Trust Bancorp Inc.	169,134	4,443
Arrow Financial Corp.	176,925	4,423
MCG Capital Corp.	957,101	4,412
Monmouth Real Estate Investment Corp. Class A	391,341	4,379
Southside Bancshares Inc.	200,458	4,372
Provident New York Bancorp	457,328	4,303
* Ameris Bancorp	337,184	4,245
National Western Life Insurance Co. Class A	29,627	4,244
* Netspend Holdings Inc.	424,859	4,176
Capital Southwest Corp.	36,354	4,070
1st Source Corp.	181,412	4,040
* Central Pacific Financial Corp.	281,137	4,020
CapLease Inc.	775,923	4,012
Heartland Financial USA Inc.	146,904	4,006
Winthrop Realty Trust	366,699	3,953
First Financial Corp.	125,913	3,946
* Bancorp Inc.	381,767	3,921
GAMCO Investors Inc.	78,532	3,907
Kite Realty Group Trust	750,875	3,829
Medley Capital Corp.	269,750	3,795
SY Bancorp Inc.	160,329	3,793
Cedar Realty Trust Inc.	711,918	3,759
Parkway Properties Inc.	279,651	3,739
Apollo Commercial Real Estate Finance Inc.	215,584	3,738
Arlington Asset Investment Corp. Class A	155,391	3,708
Lakeland Bancorp Inc.	358,208	3,707
Sterling Bancorp	372,990	3,700
* INTL. FCStone Inc.	192,494	3,669
* NewStar Financial Inc.	304,001	3,645
* MGIC Investment Corp.	2,372,944	3,631
StellarOne Corp.	275,305	3,623
* Taylor Capital Group Inc.	209,620	3,589
MVC Capital Inc.	277,060	3,546
* Eagle Bancorp Inc.	211,996	3,545
Bancfirst Corp.	81,959	3,521
WSFS Financial Corp.	85,082	3,512
Northfield Bancorp Inc.	218,315	3,497
First Community Bancshares Inc.	229,078	3,496
OceanFirst Financial Corp.	236,048	3,463
Rouse Properties Inc.	239,171	3,432
* Green Dot Corp. Class A	279,641	3,420
Univest Corp. of Pennsylvania	189,496	3,411
* Virginia Commerce Bancorp Inc.	388,108	3,396
OneBeacon Insurance Group Ltd. Class A	252,671	3,396
Golub Capital BDC Inc.	212,345	3,376
* Knight Capital Group Inc. Class A	1,243,437	3,332

Federal Agricultural Mortgage Corp.	129,406	3,331
SeaBright Holdings Inc.	299,355	3,293
German American Bancorp Inc.	136,335	3,288
Calamos Asset Management Inc. Class A	281,874	3,281
Agree Realty Corp.	128,633	3,279
* MPG Office Trust Inc.	976,434	3,271
State Auto Financial Corp.	199,232	3,265
* BofI Holding Inc.	125,170	3,261
Bryn Mawr Bank Corp.	144,575	3,244
Camden National Corp.	86,911	3,219
Presidential Life Corp.	230,161	3,206
THL Credit Inc.	228,427	3,205
Hudson Valley Holding Corp.	187,355	3,194
SLM Corp.	202,485	3,183
* Tree.com Inc.	203,080	3,182
* Cowen Group Inc. Class A	1,175,512	3,174
West Bancorporation Inc.	260,443	3,138
CoBiz Financial Inc.	443,562	3,105
* Southwest Bancorp Inc.	284,242	3,084
KCAP Financial Inc.	331,887	3,073
* United Community Banks Inc.	365,067	3,063
* Walker & Dunlop Inc.	197,574	3,037
Medallion Financial Corp.	253,926	2,999
^ RAIT Financial Trust	562,262	2,952
* FBR & Co.	954,650	2,950
MainSource Financial Group Inc.	227,527	2,921
Financial Institutions Inc.	156,083	2,909
First Connecticut Bancorp Inc.	214,116	2,893
Territorial Bancorp Inc.	125,759	2,886
Citizens & Northern Corp.	146,773	2,878
Centerstate Banks Inc.	321,862	2,871
One Liberty Properties Inc.	149,941	2,796
Peoples Bancorp Inc.	121,483	2,781
Gladstone Commercial Corp.	151,758	2,771
GFI Group Inc.	868,596	2,762
Mission West Properties Inc.	316,761	2,756
First Interstate Bancsystem Inc.	183,258	2,742
National Bankshares Inc.	82,187	2,729
Republic Bancorp Inc. Class A	123,073	2,701
Trico Bancshares	161,832	2,675
Bank of Marin Bancorp	62,694	2,665
* OmniAmerican Bancorp Inc.	116,304	2,644
Bank Mutual Corp.	577,728	2,629
Heritage Financial Corp.	174,641	2,625
Westwood Holdings Group Inc.	66,465	2,593
Washington Banking Co.	181,683	2,574
Consolidated-Tomoka Land Co.	78,100	2,569
First of Long Island Corp.	83,174	2,563
Marlin Business Services Corp.	119,516	2,535
United Financial Bancorp Inc.	175,167	2,535
Terreno Realty Corp.	159,100	2,514
Center Bancorp Inc.	209,832	2,501
First Financial Holdings Inc.	189,762	2,465
* Phoenix Cos. Inc.	80,245	2,461
Diamond Hill Investment Group Inc.	31,755	2,435
* Franklin Financial Corp.	142,722	2,435
Enterprise Financial Services Corp.	178,260	2,424

*	Global Indemnity plc	110,517	2,418
	National Interstate Corp.	93,079	2,401
	CNB Financial Corp.	137,119	2,401
	Westfield Financial Inc.	317,429	2,378
*	Seacoast Banking Corp. of Florida	1,484,378	2,360
*	Suffolk Bancorp	160,789	2,357
	Thomas Properties Group Inc.	404,940	2,357
*	Preferred Bank	165,238	2,343
	Alliance Financial Corp.	57,647	2,318
*	Metro Bancorp Inc.	182,890	2,317
	ESSA Bancorp Inc.	218,681	2,272
	Chatham Lodging Trust	162,341	2,253
	Baldwin & Lyons Inc.	92,310	2,207
	FXCM Inc. Class A	230,115	2,198
	Arbor Realty Trust Inc.	349,423	2,086
*	SWS Group Inc.	340,977	2,083
*	1st United Bancorp Inc.	322,829	2,082
*	Heritage Commerce Corp.	296,278	2,056
	Gladstone Capital Corp.	232,659	2,036
	Penns Woods Bancorp Inc.	45,868	2,033
	Kansas City Life Insurance Co.	52,760	2,033
*	Guaranty Bancorp	1,004,214	2,029
*	GSV Capital Corp.	233,778	2,017
	First Bancorp	174,439	2,011
	Gladstone Investment Corp.	256,826	2,008
*	American Safety Insurance Holdings Ltd.	107,165	2,003
	Oppenheimer Holdings Inc. Class A	125,410	2,000
	Bridge Bancorp Inc.	85,682	1,997
	Home Federal Bancorp Inc.	175,638	1,988
	American National Bankshares Inc.	87,444	1,975
	Manning & Napier Inc.	157,911	1,925
	First Defiance Financial Corp.	110,451	1,906
	Merchants Bancshares Inc.	64,391	1,903
	BankFinancial Corp.	215,852	1,897
*	Ladenburg Thalmann Financial Services Inc.	1,434,112	1,893
	NGP Capital Resources Co.	252,886	1,887
	Ames National Corp.	90,488	1,886
*	Bridge Capital Holdings	121,801	1,883
	ESB Financial Corp.	133,711	1,867
*,^ Mercantile Bank Corp.		107,937	1,850
	Pacific Continental Corp.	205,007	1,831
*	Harris & Harris Group Inc.	482,719	1,829
	MidWestOne Financial Group Inc.	83,804	1,805
	Donegal Group Inc. Class A	127,548	1,791
	EMC Insurance Group Inc.	85,257	1,790
*	Park Sterling Corp.	362,197	1,789
*	MetroCorp Bancshares Inc.	166,206	1,760
	First Bancorp Inc.	99,858	1,752
*	Sun Bancorp Inc.	512,975	1,729
	UMH Properties Inc.	144,100	1,725
	Fox Chase Bancorp Inc.	108,659	1,697
	Kaiser Federal Financial Group Inc.	111,966	1,690
	Bank of Kentucky Financial Corp.	58,562	1,625
*,^ Hampton Roads Bankshares Inc.		1,081,179	1,622
	First Pactrust Bancorp Inc.	128,152	1,603
*	Pacific Mercantile Bancorp	242,517	1,586
	Sierra Bancorp	125,533	1,539

*	First Financial Northwest Inc.	187,130	1,506
	Bar Harbor Bankshares	41,922	1,498
	Northrim BanCorp Inc.	73,648	1,483
*	Macatawa Bank Corp.	476,474	1,482
	Eastern Insurance Holdings Inc.	86,642	1,453
*	Doral Financial Corp.	1,513,141	1,423
	US Global Investors Inc. Class A	227,235	1,391
*	AV Homes Inc.	93,419	1,386
	Nicholas Financial Inc.	107,072	1,382
*,^ BBX Capital Corp.		213,571	1,380
	Peapack Gladstone Financial Corp.	84,099	1,374
	Provident Financial Holdings Inc.	96,610	1,373
*	Gramercy Capital Corp.	449,425	1,353
	C&F Financial Corp.	34,330	1,351
*	Capital City Bank Group Inc.	121,873	1,297
	SI Financial Group Inc.	109,369	1,282
	MidSouth Bancorp Inc.	78,822	1,276
*	Home Bancorp Inc.	70,752	1,273
	Horizon Bancorp	43,337	1,239
	Artio Global Investors Inc. Class A	399,766	1,191
	Resource America Inc. Class A	173,510	1,187
*	Cape Bancorp Inc.	120,787	1,131
	Heritage Financial Group Inc.	85,941	1,129
*	First Marblehead Corp.	1,061,933	1,115
*,^ FNB United Corp.		93,479	1,111
	Century Bancorp Inc. Class A	34,445	1,099
	Crawford & Co. Class B	219,104	1,098
	Clifton Savings Bancorp Inc.	98,289	1,081
	Investors Title Co.	16,415	1,071
	Universal Insurance Holdings Inc.	276,290	1,064
	Middleburg Financial Corp.	58,383	1,037
*	BRT Realty Trust	158,228	1,028
*	Intervest Bancshares Corp. Class A	265,008	1,007
*	United Community Financial Corp.	286,463	1,000
	Hingham Institution for Savings	15,198	979
	TF Financial Corp.	41,237	972
	Meta Financial Group Inc.	39,428	956
*	Hallmark Financial Services	117,439	956
*	North Valley Bancorp	67,800	921
	JMP Group Inc.	167,143	918
	Norwood Financial Corp.	30,057	893
*	Waterstone Financial Inc.	171,503	890
*	Gleacher & Co. Inc.	1,215,454	887
*	Orrstown Financial Services Inc.	80,594	887
	Fidelity Southern Corp.	89,440	846
	Independence Holding Co.	83,870	845
*	AmeriServ Financial Inc.	289,008	824
	Federal Agricultural Mortgage Corp. Class A	38,986	823
	Firstbank Corp.	80,504	806
	Citizens South Banking Corp.	112,779	789
	Codorus Valley Bancorp Inc.	54,778	788
*	NewBridge Bancorp	162,528	787
*	First United Corp.	114,295	781
	MutualFirst Financial Inc.	68,306	777
	Gain Capital Holdings Inc.	154,083	760
*	Farmers Capital Bank Corp.	71,684	753
*	NASB Financial Inc.	29,999	745

Evans Bancorp Inc.	46,462	732
Alliance Bancorp Inc. of Pennsylvania	58,843	730
Urstadt Biddle Properties Inc.	37,652	725
Pulaski Financial Corp.	87,881	725
* Fortegra Financial Corp.	91,069	722
PMC Commercial Trust	93,402	701
ECB Bancorp Inc.	45,079	696
* BancTrust Financial Group Inc.	223,712	673
* Southern Community Financial Corp.	197,337	665
Crawford & Co. Class A	148,684	642
* Republic First Bancorp Inc.	308,077	638
^ Life Partners Holdings Inc.	235,977	637
Charter Financial Corp.	63,569	620
* Community Bankers Trust Corp.	221,212	619
CFS Bancorp Inc.	113,215	618
* Capital Trust Inc. Class A	162,678	613
* Stratus Properties Inc.	62,987	586
* Eastern Virginia Bankshares Inc.	126,332	582
Cheviot Financial Corp.	64,519	581
New Hampshire Thrift Bancshares Inc.	46,160	577
Harleysville Savings Financial Corp.	34,606	576
QCR Holdings Inc.	39,085	571
Teche Holding Co.	13,723	553
HopFed Bancorp Inc.	73,378	547
Ohio Valley Banc Corp.	28,566	530
* Yadkin Valley Financial Corp.	157,804	521
* First South Bancorp Inc.	105,776	515
LNB Bancorp Inc.	84,109	512
HF Financial Corp.	40,948	502
Pzena Investment Management Inc. Class A	90,537	472
Shore Bancshares Inc.	76,471	460
* Consumer Portfolio Services Inc.	151,248	454
Ameriana Bancorp	68,086	441
Oneida Financial Corp.	41,136	433
* First Acceptance Corp.	372,396	428
* Maui Land & Pineapple Co. Inc.	185,534	425
First M&F Corp.	55,492	412
* American River Bankshares	46,410	362
* MBT Financial Corp.	131,806	347
* Firstcity Financial Corp.	41,861	336
* Riverview Bancorp Inc.	249,239	329
* Unity Bancorp Inc.	52,799	323
* United Security Bancshares	56,759	321
* CompuCredit Holdings Corp.	81,773	304
* WSB Holdings Inc.	54,465	303
* CIFC Corp.	41,261	302
Hawthorn Bancshares Inc.	33,359	295
Citizens Holding Co.	14,938	288
QC Holdings Inc.	77,554	278
Northeast Bancorp	28,266	269
Union Bankshares Inc.	13,507	264
* Federated National Holding Co.	42,951	256
* Old Second Bancorp Inc.	166,779	240
* BCSB Bancorp Inc.	17,865	238
* ZipRealty Inc.	83,897	237
Old Point Financial Corp.	21,239	231
Wayne Savings Bancshares Inc.	25,297	222

	United Bancorp Inc.	30,898	219
	Auburn National Bancorporation Inc.	9,508	212
	Premier Financial Bancorp Inc.	22,734	210
*	American Independence Corp.	41,327	203
	Central Bancorp Inc.	6,234	202
	Landmark Bancorp Inc.	9,764	200
	Salisbury Bancorp Inc.	7,809	195
*	Independent Bank Corp.	71,442	194
*	Berkshire Bancorp Inc.	23,507	193
	Fidelity Bancorp Inc.	8,982	190
	California First National Bancorp	9,885	182
*	Savannah Bancorp Inc.	17,703	177
	Peoples Bancorp of North Carolina Inc.	16,895	175
	Fauquier Bankshares Inc.	13,715	174
*	Summit Financial Group Inc.	35,317	169
	First Citizens Banc Corp.	30,479	160
*	Rurban Financial Corp.	23,120	160
	Tower Financial Corp.	12,651	150
*	Royal Bancshares of Pennsylvania Inc.	64,104	144
	Institutional Financial Markets Inc.	122,156	138
	Peoples Financial Corp.	16,031	133
*	Jefferson Bancshares Inc.	53,495	127
*	Colony Bankcorp Inc.	32,193	118
*	Vestin Realty Mortgage II Inc.	74,073	114
*	United Security Bancshares	43,064	109
*,^ Premierwest Bancorp		70,022	98
*	Timberland Bancorp Inc.	15,686	94
	Greene County Bancorp Inc.	4,143	91
	Community Bank Shares of Indiana Inc.	6,909	91
*	1st Constitution Bancorp	9,961	89
	First Capital Inc.	3,713	74
*	United Bancshares Inc.	7,651	70
	Mid Penn Bancorp Inc.	6,669	68
*	Transcontinental Realty Investors Inc.	10,999	60
*	PVF Capital Corp.	26,494	56
	Glen Burnie Bancorp	4,100	45
	Northeast Community Bancorp Inc.	7,800	44
*	Severn Bancorp Inc.	13,006	42
*	Security National Financial Corp. Class A	10,000	41
*	Prudential Bancorp Inc. of Pennsylvania	6,628	40
*	Porter Bancorp Inc.	16,831	32
	Southwest Georgia Financial Corp.	2,370	23
	National Security Group Inc.	1,748	15
*,^ Penson Worldwide Inc.		292,277	13
*	Supertel Hospitality Inc.	4,400	5
*	Valley National Bancorp Warrants Exp. 6/30/2015	6,511	3
*	Guaranty Federal Bancshares Inc.	400	3
	WVS Financial Corp.	189	2
			31,455,334
Health Care (11.8%)
	Johnson & Johnson	35,102,138	2,418,888
	Pfizer Inc.	95,753,024	2,379,463
	Merck & Co. Inc.	38,893,472	1,754,096
	Abbott Laboratories	20,119,436	1,379,389
	Amgen Inc.	9,944,580	838,527
	UnitedHealth Group Inc.	13,266,174	735,079
	Bristol-Myers Squibb Co.	21,608,453	729,285

*	Express Scripts Holding Co.	10,304,678	645,794
*	Gilead Sciences Inc.	9,688,545	642,641
	Eli Lilly & Co.	13,360,753	633,433
	Medtronic Inc.	13,269,426	572,178
*	Biogen Idec Inc.	2,912,293	434,601
*	Celgene Corp.	5,636,764	430,649
	Baxter International Inc.	7,121,435	429,138
	Covidien plc	6,171,373	366,703
	Allergan Inc.	3,932,068	360,099
*	Alexion Pharmaceuticals Inc.	2,456,073	280,975
	Thermo Fisher Scientific Inc.	4,699,156	276,451
	McKesson Corp.	3,011,681	259,095
*	Intuitive Surgical Inc.	507,930	251,745
	WellPoint Inc.	4,232,623	245,534
	Stryker Corp.	3,895,961	216,849
	Becton Dickinson and Co.	2,593,566	203,751
	Aetna Inc.	4,464,392	176,790
	Cigna Corp.	3,688,521	173,988
	Cardinal Health Inc.	4,424,360	172,417
	Agilent Technologies Inc.	4,445,791	170,941
	St. Jude Medical Inc.	4,006,704	168,802
*	Edwards Lifesciences Corp.	1,465,706	157,373
	Zimmer Holdings Inc.	2,250,499	152,179
*	Vertex Pharmaceuticals Inc.	2,698,215	150,965
	Humana Inc.	2,091,129	146,693
*	Regeneron Pharmaceuticals Inc.	952,247	145,370
*	Cerner Corp.	1,852,204	143,379
*	Watson Pharmaceuticals Inc.	1,630,045	138,815
*	Mylan Inc.	5,479,172	133,692
	Perrigo Co.	1,135,458	131,906
	Quest Diagnostics Inc.	2,029,790	128,750
	AmerisourceBergen Corp. Class A	3,249,116	125,773
*	DaVita Inc.	1,202,102	124,550
*	Forest Laboratories Inc.	3,396,316	120,943
*	Laboratory Corp. of America Holdings	1,239,083	114,578
*	Life Technologies Corp.	2,279,076	111,401
	CR Bard Inc.	1,017,924	106,526
*	Boston Scientific Corp.	18,262,748	104,828
*	Waters Corp.	1,135,002	94,580
*	Henry Schein Inc.	1,148,832	91,068
*	Varian Medical Systems Inc.	1,439,069	86,805
*	CareFusion Corp.	2,863,056	81,282
	Coventry Health Care Inc.	1,826,042	76,128
*,^ Illumina Inc.		1,576,751	75,999
	HCA Holdings Inc.	2,239,101	74,450
	ResMed Inc.	1,836,356	74,317
*	IDEXX Laboratories Inc.	704,363	69,978
*	Onyx Pharmaceuticals Inc.	823,768	69,608
*	Hospira Inc.	2,107,413	69,165
	DENTSPLY International Inc.	1,807,502	68,938
*	Hologic Inc.	3,385,597	68,524
*	Mettler-Toledo International Inc.	401,026	68,471
*	BioMarin Pharmaceutical Inc.	1,555,772	62,651
	Cooper Cos. Inc.	602,767	56,937
*	AMERIGROUP Corp.	620,257	56,710
	Universal Health Services Inc. Class B	1,145,344	52,377
*	Ariad Pharmaceuticals Inc.	2,119,185	51,337

*	Medivation Inc.	884,800	49,867
	Omnicare Inc.	1,444,791	49,080
*	Endo Health Solutions Inc.	1,485,243	47,112
*	MEDNAX Inc.	624,889	46,523
*	Pharmacyclics Inc.	705,869	45,529
	PerkinElmer Inc.	1,457,359	42,948
*	athenahealth Inc.	458,766	42,101
*	Sirona Dental Systems Inc.	709,423	40,409
	Patterson Cos. Inc.	1,152,041	39,446
*	Cubist Pharmaceuticals Inc.	807,669	38,510
	Warner Chilcott plc Class A	2,723,133	36,762
*	HMS Holdings Corp.	1,098,472	36,722
	Teleflex Inc.	520,407	35,825
*	Covance Inc.	749,135	34,977
*	United Therapeutics Corp.	617,369	34,499
*	Community Health Systems Inc.	1,175,659	34,259
*	Seattle Genetics Inc.	1,271,177	34,258
*	Tenet Healthcare Corp.	5,391,525	33,805
*	Alkermes plc	1,572,126	32,622
	Medicis Pharmaceutical Corp. Class A	749,590	32,435
*	Salix Pharmaceuticals Ltd.	756,054	32,011
	Techne Corp.	444,807	31,999
*	WellCare Health Plans Inc.	549,184	31,056
*	Align Technology Inc.	815,010	30,131
*	Brookdale Senior Living Inc. Class A	1,276,707	29,645
*	Allscripts Healthcare Solutions Inc.	2,354,575	29,267
*	Myriad Genetics Inc.	1,081,204	29,182
*	HealthSouth Corp.	1,210,516	29,125
*	Cepheid Inc.	838,669	28,942
*	ViroPharma Inc.	913,795	27,615
*	Health Management Associates Inc. Class A	3,275,290	27,480
*	LifePoint Hospitals Inc.	622,258	26,620
*	Bio-Rad Laboratories Inc. Class A	249,363	26,612
*,^ Incyte Corp. Ltd.		1,461,071	26,372
*	Haemonetics Corp.	324,146	25,997
*	Thoratec Corp.	743,271	25,717
	STERIS Corp.	718,127	25,472
*	Jazz Pharmaceuticals plc	435,708	24,840
*	Charles River Laboratories International Inc.	619,389	24,528
*	Centene Corp.	652,839	24,423
	Owens & Minor Inc.	805,126	24,057
*	Health Net Inc.	1,063,861	23,948
*	PAREXEL International Corp.	762,073	23,441
*	Par Pharmaceutical Cos. Inc.	464,078	23,195
	Hill-Rom Holdings Inc.	786,489	22,855
	West Pharmaceutical Services Inc.	428,028	22,715
*	Theravance Inc.	874,469	22,657
*	Vivus Inc.	1,262,340	22,495
*	Impax Laboratories Inc.	803,916	20,870
*	VCA Antech Inc.	1,053,417	20,784
*,^ Arena Pharmaceuticals Inc.		2,488,461	20,704
*	Alere Inc.	1,016,471	19,811
*	Volcano Corp.	671,542	19,186
*	Cyberonics Inc.	347,067	18,193
*	Magellan Health Services Inc.	352,454	18,190
*	Medicines Co.	697,688	18,007
	Chemed Corp.	257,004	17,808

*	Air Methods Corp.	147,689	17,630
*	Team Health Holdings Inc.	642,259	17,424
*	Masimo Corp.	700,542	16,939
*	Isis Pharmaceuticals Inc.	1,198,675	16,865
*	MWI Veterinary Supply Inc.	152,293	16,247
*	Nektar Therapeutics	1,445,893	15,442
*	Immunogen Inc.	1,054,068	15,389
*	Bruker Corp.	1,157,352	15,150
*,^ Questcor Pharmaceuticals Inc.		808,622	14,960
*	Auxilium Pharmaceuticals Inc.	611,205	14,950
*	PSS World Medical Inc.	656,267	14,950
*	HeartWare International Inc.	143,302	13,541
	PDL BioPharma Inc.	1,760,396	13,537
*	Insulet Corp.	600,827	12,966
*	Acorda Therapeutics Inc.	504,313	12,915
*	DexCom Inc.	857,555	12,889
*	Medidata Solutions Inc.	297,221	12,335
*	NuVasive Inc.	537,908	12,323
	Analogic Corp.	155,593	12,163
*	Ironwood Pharmaceuticals Inc. Class A	948,888	12,127
*	Neogen Corp.	283,974	12,126
*	Hanger Inc.	408,617	11,658
*	Amsurg Corp. Class A	395,836	11,234
*	ArthroCare Corp.	346,115	11,214
*	Akorn Inc.	840,698	11,114
*	Alnylam Pharmaceuticals Inc.	587,914	11,047
*,^ Exelixis Inc.		2,270,693	10,945
*	Wright Medical Group Inc.	492,109	10,881
*	Integra LifeSciences Holdings Corp.	256,911	10,559
*	Sunrise Senior Living Inc.	730,006	10,417
*	Orthofix International NV	232,151	10,389
*	MedAssets Inc.	582,422	10,367
	CONMED Corp.	353,555	10,076
	Meridian Bioscience Inc.	521,732	10,007
*	NPS Pharmaceuticals Inc.	1,080,541	9,995
*	Dynavax Technologies Corp.	2,056,528	9,789
*	Abaxis Inc.	272,150	9,776
	Quality Systems Inc.	525,982	9,757
*	IPC The Hospitalist Co. Inc.	209,081	9,555
*	ABIOMED Inc.	452,182	9,491
*	ICU Medical Inc.	156,463	9,463
*	Molina Healthcare Inc.	374,101	9,409
*,^ Dendreon Corp.		1,933,712	9,340
*	Luminex Corp.	474,688	9,228
*	Halozyme Therapeutics Inc.	1,204,394	9,105
*	Affymax Inc.	431,961	9,097
*	Rigel Pharmaceuticals Inc.	887,265	9,094
*	Bio-Reference Labs Inc.	314,866	8,999
*,^ Spectrum Pharmaceuticals Inc.		752,671	8,806
*	Exact Sciences Corp.	797,309	8,778
	Cantel Medical Corp.	315,715	8,550
*	Endologix Inc.	618,556	8,548
*	NxStage Medical Inc.	627,414	8,288
*	Synageva BioPharma Corp.	151,178	8,077
*	Conceptus Inc.	393,727	7,997
*	Momenta Pharmaceuticals Inc.	546,944	7,969
	Computer Programs & Systems Inc.	142,966	7,942

*	Optimer Pharmaceuticals Inc.	552,139	7,796
*	OraSure Technologies Inc.	688,313	7,654
*,^ Opko Health Inc.		1,816,735	7,594
*	Kindred Healthcare Inc.	664,515	7,562
*	Merit Medical Systems Inc.	501,140	7,482
*	Emeritus Corp.	357,118	7,478
*	InterMune Inc.	824,604	7,397
*	Genomic Health Inc.	205,456	7,127
*,^ MAKO Surgical Corp.		407,880	7,101
*	Greatbatch Inc.	291,105	7,083
*	Quidel Corp.	371,798	7,038
	Landauer Inc.	117,090	6,993
*	Select Medical Holdings Corp.	621,400	6,978
*	HealthStream Inc.	243,057	6,917
*	Lexicon Pharmaceuticals Inc.	2,898,804	6,725
*	Acadia Healthcare Co. Inc.	279,307	6,661
*	Neurocrine Biosciences Inc.	831,580	6,636
	Ensign Group Inc.	209,839	6,422
*	Spectranetics Corp.	419,926	6,194
*	XenoPort Inc.	529,881	6,072
*	Accuray Inc.	853,691	6,044
*	Array BioPharma Inc.	1,017,991	5,965
*	Infinity Pharmaceuticals Inc.	249,325	5,872
*	Achillion Pharmaceuticals Inc.	559,307	5,822
*	Santarus Inc.	653,987	5,807
*	Omnicell Inc.	409,165	5,687
*	Idenix Pharmaceuticals Inc.	1,239,890	5,666
*	ExamWorks Group Inc.	379,207	5,658
*	Natus Medical Inc.	426,272	5,571
*	BioScrip Inc.	609,236	5,550
*,^ Accretive Health Inc.		493,109	5,503
*	AVANIR Pharmaceuticals Inc.	1,709,532	5,470
	National Healthcare Corp.	110,698	5,285
*	Capital Senior Living Corp.	362,488	5,245
*	MAP Pharmaceuticals Inc.	331,668	5,164
*	Amedisys Inc.	370,951	5,123
	Invacare Corp.	359,578	5,084
*,^ Antares Pharma Inc.		1,157,442	5,046
*	Triple-S Management Corp. Class B	239,101	4,997
*,^ Sequenom Inc.		1,397,923	4,935
*	AMN Healthcare Services Inc.	485,746	4,887
	US Physical Therapy Inc.	174,627	4,825
*	Healthways Inc.	409,289	4,793
*	Vanguard Health Systems Inc.	377,519	4,670
*	Corvel Corp.	103,500	4,632
*	Ligand Pharmaceuticals Inc. Class B	269,367	4,620
*	PharMerica Corp.	359,867	4,556
*	Universal American Corp.	492,514	4,551
*	Celldex Therapeutics Inc.	716,757	4,516
*	Fluidigm Corp.	262,389	4,461
*	AMAG Pharmaceuticals Inc.	250,513	4,444
	Atrion Corp.	20,044	4,440
*,^ ZIOPHARM Oncology Inc.		814,600	4,440
*	Pacira Pharmaceuticals Inc.	253,776	4,416
*	Emergent Biosolutions Inc.	309,493	4,398
*	Symmetry Medical Inc.	443,929	4,390
*	Cambrex Corp.	373,859	4,385

*	Hi-Tech Pharmacal Co. Inc.	131,398	4,351
*	AVEO Pharmaceuticals Inc.	410,594	4,274
*	Enzon Pharmaceuticals Inc.	613,601	4,271
*	Vical Inc.	978,923	4,229
*,^ MannKind Corp.		1,447,298	4,168
*,^ Sarepta Therapeutics Inc.		263,840	4,097
*	Protalix BioTherapeutics Inc.	782,658	4,054
*	Depomed Inc.	683,092	4,037
*	Metropolitan Health Networks Inc.	427,765	3,995
*	Cynosure Inc. Class A	151,361	3,993
*	Immunomedics Inc.	1,136,337	3,989
*	Gentiva Health Services Inc.	351,697	3,981
*	IRIS International Inc.	203,783	3,978
*	Curis Inc.	958,628	3,969
*	AngioDynamics Inc.	319,977	3,904
*	Affymetrix Inc.	892,373	3,864
*	SurModics Inc.	185,937	3,760
*	Threshold Pharmaceuticals Inc.	504,622	3,653
*	Sangamo Biosciences Inc.	600,753	3,653
*	LHC Group Inc.	197,410	3,646
*	Orexigen Therapeutics Inc.	638,290	3,645
*	Arqule Inc.	712,035	3,638
*,^ Oncothyreon Inc.		682,328	3,507
*,^ Synta Pharmaceuticals Corp.		453,288	3,454
*	Novavax Inc.	1,575,092	3,402
*	Staar Surgical Co.	448,505	3,391
*	Endocyte Inc.	339,001	3,380
*	Sciclone Pharmaceuticals Inc.	590,938	3,280
*	Anika Therapeutics Inc.	218,181	3,277
*	Aegerion Pharmaceuticals Inc.	221,079	3,276
*	Raptor Pharmaceutical Corp.	583,191	3,243
*	Astex Pharmaceuticals	1,046,822	3,214
*	Tornier NV	165,277	3,132
*	Five Star Quality Care Inc.	609,543	3,115
*	Dyax Corp.	1,185,863	3,083
*,^ XOMA Corp.		832,232	3,071
*	Obagi Medical Products Inc.	247,027	3,066
*,^ Unilife Corp.		967,277	3,018
	CryoLife Inc.	443,435	2,980
*	Vascular Solutions Inc.	198,657	2,942
*,^ Navidea Biopharmaceuticals Inc.		1,057,649	2,909
*	Pain Therapeutics Inc.	572,446	2,891
*	Cadence Pharmaceuticals Inc.	724,327	2,839
	Young Innovations Inc.	72,323	2,828
*	Omeros Corp.	296,289	2,785
*	PROLOR Biotech Inc.	570,761	2,768
*	Geron Corp.	1,621,256	2,756
*,^ Merge Healthcare Inc.		716,159	2,743
*	Epocrates Inc.	228,381	2,661
*,^ NewLink Genetics Corp.		161,865	2,627
*	Sun Healthcare Group Inc.	308,006	2,607
*	RTI Biologics Inc.	620,397	2,587
*,^ Cytori Therapeutics Inc.		584,929	2,580
*,^ Savient Pharmaceuticals Inc.		1,006,733	2,507
*	Cardiovascular Systems Inc.	212,823	2,460
*	Repligen Corp.	409,388	2,440
*,^ Repros Therapeutics Inc.		152,104	2,317

*	Corcept Therapeutics Inc.	821,798	2,293
*	Keryx Biopharmaceuticals Inc.	805,370	2,271
*	Almost Family Inc.	104,691	2,228
*,^ Osiris Therapeutics Inc.		197,493	2,182
*	OncoGenex Pharmaceutical Inc.	153,099	2,169
*	Palomar Medical Technologies Inc.	228,609	2,158
*	Chindex International Inc.	208,690	2,156
*	Pozen Inc.	321,458	2,131
*	Cerus Corp.	624,763	2,124
*	Amicus Therapeutics Inc.	401,928	2,090
*,^ Celsion Corp.		375,528	2,035
*	Providence Service Corp.	154,032	2,001
*	Rochester Medical Corp.	167,295	1,976
*	Zogenix Inc.	727,246	1,934
	Assisted Living Concepts Inc. Class A	251,564	1,919
*	Furiex Pharmaceuticals Inc.	99,331	1,895
*	GTx Inc.	412,329	1,888
*	Dusa Pharmaceuticals Inc.	277,299	1,883
*	Sagent Pharmaceuticals Inc.	115,121	1,836
*	Exactech Inc.	102,781	1,833
*	Clovis Oncology Inc.	88,361	1,807
*	BioCryst Pharmaceuticals Inc.	425,176	1,803
*	Targacept Inc.	363,076	1,775
*	Discovery Laboratories Inc.	528,390	1,733
*	Nanosphere Inc.	517,958	1,720
*	Solta Medical Inc.	542,023	1,702
*	Rockwell Medical Technologies Inc.	205,978	1,683
*	Vanda Pharmaceuticals Inc.	407,489	1,642
*	ACADIA Pharmaceuticals Inc.	648,867	1,642
*	Alphatec Holdings Inc.	989,644	1,633
*	Skilled Healthcare Group Inc.	247,158	1,589
*	Trius Therapeutics Inc.	267,256	1,558
*	Harvard Bioscience Inc.	360,542	1,525
*	SIGA Technologies Inc.	476,000	1,523
*	Cross Country Healthcare Inc.	317,668	1,499
*	Anacor Pharmaceuticals Inc.	226,474	1,490
*	PDI Inc.	177,317	1,413
	National Research Corp.	27,488	1,382
	Utah Medical Products Inc.	40,567	1,379
	Psychemedics Corp.	112,607	1,368
*,^ Ampio Pharmaceuticals Inc.		334,283	1,304
*,^ Peregrine Pharmaceuticals Inc.		1,264,327	1,302
*,^ Biotime Inc.		306,899	1,289
*,^ Cell Therapeutics Inc.		524,870	1,275
*	Synergetics USA Inc.	252,153	1,246
*,^ Hansen Medical Inc.		627,239	1,223
*,^ Galena Biopharma Inc.		672,181	1,196
*,^ Delcath Systems Inc.		733,364	1,188
*	Albany Molecular Research Inc.	341,357	1,185
*	Durect Corp.	820,163	1,181
*	Cutera Inc.	155,514	1,162
*	EnteroMedics Inc.	314,317	1,147
*	Progenics Pharmaceuticals Inc.	395,519	1,135
*	Agenus Inc.	244,287	1,126
*,^ Hemispherx Biopharma Inc.		1,402,214	1,122
*	CardioNet Inc.	442,809	1,116
*,^ MELA Sciences Inc.		344,762	1,107

*	Mediware Information Systems	49,284	1,080
*	Biospecifics Technologies Corp.	53,486	1,039
*	AtriCure Inc.	133,157	991
*	Cytokinetics Inc.	1,184,657	987
*	RadNet Inc.	349,478	972
*	Insmed Inc.	206,226	938
*	BioClinica Inc.	144,370	923
*,^ Apricus Biosciences Inc.		274,736	896
*,^ Cel-Sci Corp.		2,591,260	894
*	BioMimetic Therapeutics Inc.	214,255	881
*	Theragenics Corp.	505,923	870
*	Cumberland Pharmaceuticals Inc.	134,179	867
*	Pacific Biosciences of California Inc.	471,061	862
*	Lannett Co. Inc.	176,716	854
*,^ CytRx Corp.		227,702	827
*	Enzo Biochem Inc.	404,335	825
	Maxygen Inc.	308,682	815
*,^ Cleveland Biolabs Inc.		300,444	805
*	Sucampo Pharmaceuticals Inc. Class A	158,504	797
*,^ Biolase Inc.		463,929	793
*	Digirad Corp.	377,221	781
*	LCA-Vision Inc.	188,206	760
*	Codexis Inc.	245,644	744
*	Chelsea Therapeutics International Ltd.	618,986	743
*,^ Zalicus Inc.		991,769	734
*	Anthera Pharmaceuticals Inc.	734,103	730
*	Zeltiq Aesthetics Inc.	128,907	727
*	Columbia Laboratories Inc.	725,979	719
*,^ Aastrom Biosciences Inc.		433,888	703
*	Inovio Pharmaceuticals Inc.	1,192,805	698
*	Nabi Biopharmaceuticals	392,742	695
*	Transcept Pharmaceuticals Inc.	123,149	654
*,^ Metabolix Inc.		386,346	645
*	Myrexis Inc.	259,042	629
*,^ Complete Genomics Inc.		180,177	560
*	Cardica Inc.	379,938	547
*	Medical Action Industries Inc.	153,479	536
*	TranS1 Inc.	200,063	528
*	Bovie Medical Corp.	136,790	492
*,^ StemCells Inc.		236,257	487
*	Strategic Diagnostics Inc.	365,605	457
*	Cornerstone Therapeutics Inc.	88,187	452
*	Alliance HealthCare Services Inc.	313,740	442
*,^ Biosante Pharmaceuticals Inc.		228,099	431
*,^ Alexza Pharmaceuticals Inc.		94,473	416
*	Icad Inc.	179,126	387
*	Vision Sciences Inc.	273,044	360
*,^ ADVENTRX Pharmaceuticals Inc.		495,914	357
*	Hooper Holmes Inc.	532,259	341
	Heska Corp.	37,313	337
	Daxor Corp.	37,940	314
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	GenVec Inc.	189,152	297
*,^ Acura Pharmaceuticals Inc.		135,912	236
*	Alimera Sciences Inc.	90,458	233
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	205
*	Sharps Compliance Corp.	80,425	203

*	Idera Pharmaceuticals Inc.	197,758	198
*	Pernix Therapeutics Holdings	26,311	196
*,^ BSD Medical Corp.		141,661	186
*	Authentidate Holding Corp.	111,386	143
*,^ Arrowhead Research Corp.		53,690	141
*	Entremed Inc.	77,512	140
*	ThermoGenesis Corp.	123,286	133
*	CombiMatrix Corp.	184,417	114
*	Biodel Inc.	31,473	92
*	Retractable Technologies Inc.	74,206	85
*	Stereotaxis Inc.	54,377	77
*	ProPhase Labs Inc.	29,309	40
*	ERBA Diagnostics Inc.	61,375	38
*	Palatin Technologies Inc.	47,331	32
*	DynaVox Inc. Class A	54,599	29
*	Somaxon Pharmaceuticals Inc.	59,693	17
*	PURE Bioscience Inc.	14,337	15
			23,937,580
Industrials (10.6%)
	General Electric Co.	135,485,486	3,076,875
	United Technologies Corp.	11,070,882	866,739
	3M Co.	8,428,921	779,001
	Union Pacific Corp.	6,122,031	726,685
	Caterpillar Inc.	8,343,552	717,879
	United Parcel Service Inc. Class B	9,281,048	664,245
	Boeing Co.	9,103,721	633,801
	Honeywell International Inc.	9,470,001	565,833
	Emerson Electric Co.	9,385,192	453,023
	Danaher Corp.	7,534,930	415,551
	Deere & Co.	4,835,102	398,848
	Tyco International Ltd.	5,917,493	332,918
	Lockheed Martin Corp.	3,530,432	329,672
	Illinois Tool Works Inc.	5,492,535	326,641
	FedEx Corp.	3,830,235	324,114
	Precision Castparts Corp.	1,855,837	303,132
	CSX Corp.	13,285,404	275,672
	Norfolk Southern Corp.	4,164,837	265,009
	General Dynamics Corp.	3,919,121	259,132
	Raytheon Co.	4,264,879	243,780
	Cummins Inc.	2,334,106	215,228
	Northrop Grumman Corp.	3,060,925	203,337
	Eaton Corp.	4,104,351	193,972
	Waste Management Inc.	5,623,447	180,400
	PACCAR Inc.	4,331,559	173,371
	Ingersoll-Rand plc	3,818,939	171,165
	Parker Hannifin Corp.	1,932,630	161,529
	WW Grainger Inc.	762,786	158,942
	Stanley Black & Decker Inc.	2,077,440	158,405
	Fastenal Co.	3,586,566	154,186
	Cooper Industries plc	2,036,618	152,869
	Dover Corp.	2,347,676	139,663
	Roper Industries Inc.	1,245,626	136,882
	Rockwell Automation Inc.	1,824,757	126,912
	C.H. Robinson Worldwide Inc.	2,081,624	121,879
	Fluor Corp.	2,162,001	121,677
	Republic Services Inc. Class A	4,022,872	110,669
	AMETEK Inc.	3,077,523	109,098

Kansas City Southern	1,406,080	106,553
* Delta Air Lines Inc.	10,852,139	99,406
Expeditors International of Washington Inc.	2,710,874	98,567
* Stericycle Inc.	1,088,655	98,545
Rockwell Collins Inc.	1,760,523	94,434
Pall Corp.	1,481,707	94,074
Textron Inc.	3,576,681	93,602
Flowserve Corp.	699,386	89,340
L-3 Communications Holdings Inc.	1,244,762	89,262
* TransDigm Group Inc.	619,457	87,882
Southwest Airlines Co.	9,851,026	86,393
* Verisk Analytics Inc. Class A	1,797,815	85,594
* United Continental Holdings Inc.	4,248,590	82,847
Joy Global Inc.	1,364,014	76,467
Equifax Inc.	1,540,424	71,753
* IHS Inc. Class A	715,550	69,659
Masco Corp.	4,605,350	69,310
* Jacobs Engineering Group Inc.	1,651,144	66,756
* Quanta Services Inc.	2,673,126	66,026
Donaldson Co. Inc.	1,808,229	62,764
JB Hunt Transport Services Inc.	1,192,527	62,059
Cintas Corp.	1,487,441	61,654
Xylem Inc.	2,372,895	59,678
* AGCO Corp.	1,237,997	58,780
KBR Inc.	1,896,900	56,566
Pentair Inc.	1,260,703	56,114
Iron Mountain Inc.	1,643,084	56,046
* B/E Aerospace Inc.	1,329,605	55,976
Snap-on Inc.	741,782	53,312
Hubbell Inc. Class B	653,404	52,756
* Fortune Brands Home & Security Inc.	1,837,038	49,618
Wabtec Corp.	615,567	49,424
* Owens Corning	1,469,900	49,183
Dun & Bradstreet Corp.	611,916	48,721
* Nielsen Holdings NV	1,616,101	48,451
* Hertz Global Holdings Inc.	3,471,692	47,666
* WABCO Holdings Inc.	821,396	47,370
Robert Half International Inc.	1,728,358	46,026
Waste Connections Inc.	1,499,570	45,362
IDEX Corp.	1,075,056	44,905
Avery Dennison Corp.	1,353,464	43,067
Corrections Corp. of America	1,281,500	42,866
SPX Corp.	651,793	42,634
Nordson Corp.	716,120	41,979
Carlisle Cos. Inc.	792,428	41,143
MSC Industrial Direct Co. Inc. Class A	600,659	40,520
Valmont Industries Inc.	305,777	40,210
Towers Watson & Co. Class A	755,791	40,095
Triumph Group Inc.	634,192	39,656
Lincoln Electric Holdings Inc.	1,012,575	39,541
* Copart Inc.	1,416,011	39,266
Timken Co.	1,056,660	39,265
Gardner Denver Inc.	645,046	38,967
Graco Inc.	762,251	38,326
Kennametal Inc.	1,024,434	37,986
* Genesee & Wyoming Inc. Class A	565,946	37,839
Manpower Inc.	1,019,292	37,510

* Shaw Group Inc.	836,534	36,490
Regal-Beloit Corp.	516,887	36,430
* Babcock & Wilcox Co.	1,397,121	35,585
* Kirby Corp.	637,949	35,266
^ Pitney Bowes Inc.	2,540,492	35,110
Acuity Brands Inc.	541,820	34,292
URS Corp.	967,614	34,166
* Foster Wheeler AG	1,423,019	34,096
* Sensata Technologies Holding NV	1,131,482	33,684
* Spirit Aerosystems Holdings Inc. Class A	1,507,974	33,492
* United Rentals Inc.	1,011,863	33,098
* WESCO International Inc.	557,607	31,895
* Alaska Air Group Inc.	909,688	31,894
* Terex Corp.	1,410,441	31,848
* Dollar Thrifty Automotive Group Inc.	360,250	31,317
Robbins & Myers Inc.	520,050	30,995
Trinity Industries Inc.	1,019,760	30,562
Toro Co.	764,400	30,408
* Hexcel Corp.	1,265,230	30,391
* Clean Harbors Inc.	612,991	29,945
AO Smith Corp.	504,048	29,003
* Oshkosh Corp.	1,053,798	28,906
CLARCOR Inc.	639,358	28,535
Landstar System Inc.	600,952	28,413
* AECOM Technology Corp.	1,340,333	28,361
* Teledyne Technologies Inc.	446,352	28,294
* Chart Industries Inc.	379,726	28,043
* Middleby Corp.	237,569	27,472
Covanta Holding Corp.	1,573,064	26,994
Woodward Inc.	789,544	26,829
Lennox International Inc.	550,085	26,602
* Colfax Corp.	720,127	26,407
* Huntington Ingalls Industries Inc.	623,924	26,236
Watsco Inc.	341,632	25,892
Ryder System Inc.	650,122	25,394
* Old Dominion Freight Line Inc.	820,915	24,759
^ RR Donnelley & Sons Co.	2,333,900	24,739
Actuant Corp. Class A	857,556	24,543
Exelis Inc.	2,367,713	24,482
EMCOR Group Inc.	847,059	24,175
Crane Co.	602,152	24,044
GATX Corp.	563,559	23,917
ITT Corp.	1,141,441	23,000
Corporate Executive Board Co.	424,352	22,758
* Portfolio Recovery Associates Inc.	217,239	22,686
* Esterline Technologies Corp.	394,355	22,139
Geo Group Inc.	793,482	21,956
* EnerSys Inc.	613,609	21,654
* US Airways Group Inc.	2,059,038	21,538
Belden Inc.	582,757	21,492
Macquarie Infrastructure Co. LLC	513,401	21,296
Manitowoc Co. Inc.	1,594,821	21,275
* Tetra Tech Inc.	800,320	21,016
Alliant Techsystems Inc.	418,000	20,946
Harsco Corp.	1,020,118	20,943
* Avis Budget Group Inc.	1,357,823	20,883
* Advisory Board Co.	436,373	20,872

*,^ Polypore International Inc.		588,100	20,789
*,^ USG Corp.		946,187	20,769
	Applied Industrial Technologies Inc.	483,259	20,021
	Deluxe Corp.	648,492	19,818
	Rollins Inc.	834,740	19,525
	Con-way Inc.	709,154	19,410
*	Air Lease Corp.	937,119	19,117
*	General Cable Corp.	648,013	19,039
*	Moog Inc. Class A	495,724	18,773
	Healthcare Services Group Inc.	803,805	18,383
	Brady Corp. Class A	620,159	18,158
	Curtiss-Wright Corp.	547,276	17,896
	UTi Worldwide Inc.	1,303,225	17,554
*	Atlas Air Worldwide Holdings Inc.	332,812	17,183
*	Beacon Roofing Supply Inc.	589,343	16,796
	Mueller Industries Inc.	364,290	16,564
	Mine Safety Appliances Co.	427,626	15,938
*	MasTec Inc.	799,146	15,743
*	Acacia Research Corp.	572,067	15,680
	Franklin Electric Co. Inc.	252,401	15,268
	Brink's Co.	590,009	15,157
*	JetBlue Airways Corp.	3,139,465	15,038
	HNI Corp.	582,735	14,866
	Barnes Group Inc.	584,066	14,607
	Herman Miller Inc.	739,829	14,382
*	FTI Consulting Inc.	529,565	14,129
	HEICO Corp. Class A	459,567	14,021
*	GrafTech International Ltd.	1,557,345	14,001
*	Hub Group Inc. Class A	471,534	13,995
	Simpson Manufacturing Co. Inc.	486,567	13,926
	Armstrong World Industries Inc.	295,078	13,683
	United Stationers Inc.	521,811	13,577
	Watts Water Technologies Inc. Class A	358,524	13,563
*	RBC Bearings Inc.	277,820	13,363
	Granite Construction Inc.	462,208	13,275
*	Spirit Airlines Inc.	764,677	13,061
	ESCO Technologies Inc.	334,674	13,002
	TAL International Group Inc.	381,869	12,976
*	II-VI Inc.	672,640	12,794
	Raven Industries Inc.	434,379	12,784
	ABM Industries Inc.	675,152	12,781
	UniFirst Corp.	188,566	12,594
*	Allegiant Travel Co. Class A	192,133	12,174
	AZZ Inc.	318,186	12,085
*	Navistar International Corp.	569,715	12,015
	Werner Enterprises Inc.	552,568	11,808
	Briggs & Stratton Corp.	622,279	11,618
	Lindsay Corp.	160,694	11,565
*	On Assignment Inc.	567,062	11,296
	Forward Air Corp.	370,773	11,275
	Matson Inc.	527,300	11,026
*	Trimas Corp.	449,356	10,834
	Knight Transportation Inc.	755,696	10,806
	Steelcase Inc. Class A	1,091,952	10,756
*	Orbital Sciences Corp.	735,288	10,706
	Kaman Corp.	298,288	10,697
	Amerco Inc.	98,344	10,460

Interface Inc. Class A	790,029	10,436
* Seaboard Corp.	4,525	10,227
Cubic Corp.	204,178	10,221
* KAR Auction Services Inc.	508,791	10,044
Aircastle Ltd.	884,960	10,027
* Huron Consulting Group Inc.	284,709	9,914
* Aegion Corp. Class A	510,753	9,786
Universal Forest Products Inc.	234,690	9,749
Mueller Water Products Inc. Class A	1,979,641	9,700
* DigitalGlobe Inc.	465,488	9,491
* Exponent Inc.	165,778	9,464
* Swift Transportation Co.	1,081,513	9,323
* Korn/Ferry International	608,067	9,322
* EnPro Industries Inc.	258,364	9,304
* ACCO Brands Corp.	1,415,946	9,189
Tennant Co.	214,506	9,185
Kaydon Corp.	401,163	8,962
* TrueBlue Inc.	569,732	8,956
^ Titan International Inc.	507,126	8,956
Heartland Express Inc.	669,259	8,941
Quanex Building Products Corp.	466,698	8,793
Knoll Inc.	604,255	8,429
AAR Corp.	502,755	8,255
* Mobile Mini Inc.	483,660	8,082
NACCO Industries Inc. Class A	63,410	7,952
* RailAmerica Inc.	288,880	7,936
Resources Connection Inc.	604,877	7,930
* Blount International Inc.	601,333	7,914
* Thermon Group Holdings Inc.	315,802	7,892
McGrath RentCorp	298,499	7,788
* Encore Capital Group Inc.	274,139	7,747
Generac Holdings Inc.	337,565	7,727
* Astec Industries Inc.	240,052	7,588
* Navigant Consulting Inc.	679,728	7,511
* Team Inc.	233,039	7,422
Albany International Corp.	335,940	7,381
American Science & Engineering Inc.	112,254	7,365
G&K Services Inc. Class A	233,838	7,321
CIRCOR International Inc.	193,866	7,318
* Sykes Enterprises Inc.	541,132	7,273
Insperity Inc.	285,933	7,214
Apogee Enterprises Inc.	356,561	6,996
Standex International Corp.	156,681	6,964
Ceradyne Inc.	284,417	6,948
Sun Hydraulics Corp.	260,624	6,925
Encore Wire Corp.	231,934	6,786
* Rush Enterprises Inc. Class A	348,425	6,711
* GeoEye Inc.	253,011	6,687
Griffon Corp.	649,107	6,686
Altra Holdings Inc.	356,965	6,497
SkyWest Inc.	628,092	6,488
Cascade Corp.	117,040	6,407
Gorman-Rupp Co.	234,777	6,339
* GenCorp Inc.	645,275	6,124
* Wabash National Corp.	847,870	6,045
* Dycom Industries Inc.	419,416	6,031
Sauer-Danfoss Inc.	148,939	5,989

*	DXP Enterprises Inc.	122,658	5,859
	John Bean Technologies Corp.	355,900	5,812
*	InnerWorkings Inc.	440,928	5,741
	US Ecology Inc.	263,569	5,688
^	Quad/Graphics Inc.	329,501	5,588
*	Trex Co. Inc.	163,535	5,580
	Ennis Inc.	323,316	5,306
	Great Lakes Dredge & Dock Corp.	688,473	5,301
	Viad Corp.	249,568	5,206
*	Greenbrier Cos. Inc.	320,593	5,174
	Comfort Systems USA Inc.	469,437	5,131
*	Tutor Perini Corp.	448,296	5,128
*	Aerovironment Inc.	217,364	5,102
	AAON Inc.	256,026	5,041
*	MYR Group Inc.	251,646	5,020
*	ICF International Inc.	244,995	4,924
*	Mistras Group Inc.	210,885	4,893
*	Kforce Inc.	414,472	4,887
*	Federal Signal Corp.	772,713	4,884
*	Layne Christensen Co.	241,997	4,746
*	Gibraltar Industries Inc.	366,683	4,701
*	Meritor Inc.	1,101,038	4,668
	Kelly Services Inc. Class A	364,536	4,593
	H&E Equipment Services Inc.	378,461	4,587
*	Astronics Corp.	147,467	4,542
	Celadon Group Inc.	281,747	4,528
*	Builders FirstSource Inc.	870,587	4,518
*	Titan Machinery Inc.	222,283	4,508
	Primoris Services Corp.	344,491	4,496
*	GP Strategies Corp.	231,390	4,470
*	Powell Industries Inc.	115,039	4,449
^	National Presto Industries Inc.	59,865	4,363
*	Standard Parking Corp.	191,297	4,291
*,^ Capstone Turbine Corp.		4,235,971	4,236
*	Taser International Inc.	701,282	4,229
	Douglas Dynamics Inc.	278,148	4,114
	HEICO Corp.	103,377	4,000
	LB Foster Co. Class A	122,650	3,966
*	Saia Inc.	195,753	3,942
	Kimball International Inc. Class B	318,389	3,891
*	Engility Holdings Inc.	209,656	3,868
*	Kadant Inc.	163,131	3,783
	Alamo Group Inc.	109,582	3,702
	Global Power Equipment Group Inc.	199,301	3,685
*	Wesco Aircraft Holdings Inc.	268,933	3,674
	Aceto Corp.	387,771	3,664
*	American Railcar Industries Inc.	127,684	3,619
*	EnerNOC Inc.	277,511	3,602
	Marten Transport Ltd.	202,766	3,563
*	Columbus McKinnon Corp.	231,923	3,504
*	Flow International Corp.	935,714	3,462
*	Lydall Inc.	244,672	3,447
*	Kratos Defense & Security Solutions Inc.	587,172	3,429
*	KEYW Holding Corp.	272,317	3,404
	Multi-Color Corp.	145,066	3,360
*	Hawaiian Holdings Inc.	595,230	3,327
*	CBIZ Inc.	539,156	3,246

	FreightCar America Inc.	167,030	2,971
	Insteel Industries Inc.	251,874	2,954
	Heidrick & Struggles International Inc.	231,822	2,953
*	CAI International Inc.	143,889	2,953
*	Consolidated Graphics Inc.	112,938	2,947
*	Northwest Pipe Co.	118,499	2,921
	CDI Corp.	169,772	2,891
*	Air Transport Services Group Inc.	654,922	2,882
*	Echo Global Logistics Inc.	167,867	2,879
	Barrett Business Services Inc.	104,726	2,838
*	Roadrunner Transportation Systems Inc.	169,971	2,750
	SeaCube Container Leasing Ltd.	146,538	2,748
*	Michael Baker Corp.	113,450	2,707
*,^ Odyssey Marine Exploration Inc.		853,556	2,697
*	EnergySolutions Inc.	976,599	2,666
	Houston Wire & Cable Co.	244,902	2,635
*	Republic Airways Holdings Inc.	568,595	2,633
*	Heritage-Crystal Clean Inc.	129,896	2,578
*	Furmanite Corp.	450,686	2,560
*	NN Inc.	300,535	2,552
*	American Superconductor Corp.	602,395	2,500
	Arkansas Best Corp.	315,304	2,497
*	Quality Distribution Inc.	268,145	2,480
	Graham Corp.	134,795	2,436
*,^ Zipcar Inc.		309,625	2,409
	Miller Industries Inc.	149,815	2,405
*	XPO Logistics Inc.	195,085	2,388
*	Orion Marine Group Inc.	321,066	2,385
	Dynamic Materials Corp.	158,780	2,385
*	American Reprographics Co.	556,358	2,376
*	Park-Ohio Holdings Corp.	109,469	2,372
*	Accuride Corp.	507,606	2,365
	Schawk Inc. Class A	180,657	2,358
*	American Woodmark Corp.	117,553	2,348
*	NCI Building Systems Inc.	233,145	2,338
*	RPX Corp.	208,177	2,334
*	Commercial Vehicle Group Inc.	316,472	2,326
*	Ameresco Inc. Class A	196,084	2,316
*	CRA International Inc.	130,048	2,247
*	LMI Aerospace Inc.	107,421	2,196
	Met-Pro Corp.	227,409	2,035
*	Franklin Covey Co.	164,053	1,969
*	Pike Electric Corp.	243,182	1,933
*	Pendrell Corp.	1,700,074	1,921
*,^ Swisher Hygiene Inc.		1,368,893	1,889
^	Acorn Energy Inc.	211,406	1,886
	Twin Disc Inc.	104,708	1,874
*	Patriot Transportation Holding Inc.	66,673	1,859
*	Dolan Co.	342,190	1,841
*	Sterling Construction Co. Inc.	181,391	1,810
	LSI Industries Inc.	265,399	1,789
*	Ducommun Inc.	129,869	1,766
*	Hudson Global Inc.	392,774	1,752
*	Metalico Inc.	651,835	1,669
	Argan Inc.	95,281	1,663
*	FuelCell Energy Inc.	1,870,743	1,646
*	Pacer International Inc.	412,094	1,640

*	TRC Cos. Inc.	217,977	1,639
	Ampco-Pittsburgh Corp.	87,347	1,612
*	Vicor Corp.	241,289	1,609
*	Hurco Cos. Inc.	69,192	1,583
*	PMFG Inc.	195,072	1,578
*	Cenveo Inc.	678,616	1,554
*	Energy Recovery Inc.	520,937	1,542
*,^ Genco Shipping & Trading Ltd.		396,249	1,458
	Courier Corp.	118,893	1,453
	Intersections Inc.	135,760	1,431
*	TMS International Corp. Class A	144,402	1,430
	Preformed Line Products Co.	26,194	1,423
*	Asset Acceptance Capital Corp.	187,675	1,400
	International Shipholding Corp.	81,256	1,371
	Hardinge Inc.	133,279	1,366
*	Casella Waste Systems Inc. Class A	308,810	1,322
*	Hill International Inc.	301,490	1,314
*	Willis Lease Finance Corp.	105,689	1,304
	Asta Funding Inc.	129,928	1,220
	US Home Systems Inc.	96,251	1,200
*	PowerSecure International Inc.	195,776	1,173
*	Sparton Corp.	92,142	1,166
*	AT Cross Co. Class A	114,331	1,140
	VSE Corp.	46,432	1,137
	Ceco Environmental Corp.	107,251	1,048
	Eastern Co.	55,298	1,036
*	API Technologies Corp.	358,373	1,029
*	BlueLinx Holdings Inc.	439,473	1,028
*	Covenant Transportation Group Inc. Class A	208,915	961
*	Innovative Solutions & Support Inc.	238,921	951
*	Fuel Tech Inc.	224,268	935
	Sypris Solutions Inc.	124,211	887
*	Tecumseh Products Co. Class A	168,953	875
	Coleman Cable Inc.	90,489	872
*	Orion Energy Systems Inc.	437,525	858
	LS Starrett Co. Class A	58,996	759
*	Ultralife Corp.	233,201	725
*	PGT Inc.	213,506	700
*,^ Eagle Bulk Shipping Inc.		193,463	698
*	Perma-Fix Environmental Services	666,988	694
*	Astronics Corp. Class B	19,957	683
*	Key Technology Inc.	64,325	617
	PAM Transportation Services Inc.	61,693	615
	Baltic Trading Ltd.	187,566	606
*	Magnetek Inc.	51,674	582
*	Active Power Inc.	725,147	580
	Hubbell Inc. Class A	7,600	563
*	USA Truck Inc.	139,893	520
*	Integrated Electrical Services Inc.	113,196	515
	Lawson Products Inc.	71,807	497
*	Omega Flex Inc.	44,518	472
*	Xerium Technologies Inc.	108,879	381
*	Virco Manufacturing Corp.	159,526	378
*	Supreme Industries Inc. Class A	101,940	372
*	Frozen Food Express Industries	185,060	365
*	A123 Systems Inc.	1,365,843	341
*,^ Plug Power Inc.		270,234	225

*	Ascent Solar Technologies Inc.	212,624	221
*,^ Altair Nanotechnologies Inc.		275,512	215
*,^ Ocean Power Technologies Inc.		72,349	211
*	Broadwind Energy Inc.	91,517	199
	Standard Register Co.	262,144	186
*	Satcon Technology Corp.	151,021	166
*	Innotrac Corp.	73,831	144
*	Lime Energy Co.	117,752	84
*	Arotech Corp.	17,932	16
*	Innovaro Inc.	3,814	2
			21,471,538
Information Technology (19.3%)
	Apple Inc.	11,956,637	7,978,186
	International Business Machines Corp.	14,012,452	2,906,883
	Microsoft Corp.	96,681,933	2,879,188
*	Google Inc. Class A	3,324,435	2,508,286
	Oracle Corp.	50,894,565	1,602,670
	Intel Corp.	64,332,935	1,459,071
	QUALCOMM Inc.	21,920,995	1,369,843
	Cisco Systems Inc.	68,500,042	1,307,666
	Visa Inc. Class A	6,751,638	906,610
*	EMC Corp.	26,862,062	732,528
*	eBay Inc.	14,863,420	719,538
	Mastercard Inc. Class A	1,396,029	630,279
	Accenture plc Class A	8,240,792	577,103
	Hewlett-Packard Co.	25,302,456	431,660
	Texas Instruments Inc.	14,643,407	403,426
	Automatic Data Processing Inc.	6,256,742	367,020
*	Cognizant Technology Solutions Corp. Class A	3,895,526	272,375
*	Salesforce.com Inc.	1,677,278	256,104
	Corning Inc.	19,408,903	255,227
*	Yahoo! Inc.	14,800,536	236,439
	Broadcom Corp. Class A	6,370,949	220,307
	Intuit Inc.	3,573,128	210,386
*	Adobe Systems Inc.	6,342,305	205,871
	Dell Inc.	19,020,879	187,546
	TE Connectivity Ltd.	5,470,436	186,050
	Applied Materials Inc.	16,459,401	183,769
*	Citrix Systems Inc.	2,382,036	182,392
	Motorola Solutions Inc.	3,363,630	170,031
*	Symantec Corp.	9,209,218	165,766
*	Teradata Corp.	2,158,324	162,759
*	NetApp Inc.	4,644,271	152,704
	Seagate Technology plc	4,897,310	151,817
	Analog Devices Inc.	3,814,101	149,475
	Western Union Co.	7,831,923	142,698
*	Red Hat Inc.	2,467,231	140,484
	Altera Corp.	4,127,526	140,274
	Paychex Inc.	4,170,770	138,845
*	SanDisk Corp.	3,117,713	135,402
*	Fiserv Inc.	1,743,853	129,097
*	Equinix Inc.	615,159	126,753
	Xerox Corp.	17,216,381	126,368
*	Facebook Inc. Class A	5,694,441	123,285
	Amphenol Corp. Class A	2,082,235	122,602
	Western Digital Corp.	2,994,915	115,993
*	Juniper Networks Inc.	6,768,754	115,813

Xilinx Inc.	3,373,701	112,715
CA Inc.	4,218,588	108,692
* F5 Networks Inc.	1,015,872	106,362
* NVIDIA Corp.	7,896,664	105,341
Avago Technologies Ltd.	2,962,098	103,274
* VMware Inc. Class A	1,055,522	102,111
KLA-Tencor Corp.	2,139,235	102,052
Maxim Integrated Products Inc.	3,735,053	99,427
* VeriSign Inc.	2,033,126	98,993
* Autodesk Inc.	2,932,046	97,842
* LinkedIn Corp. Class A	796,197	95,862
Fidelity National Information Services Inc.	3,017,169	94,196
Linear Technology Corp.	2,943,016	93,735
* Rackspace Hosting Inc.	1,383,549	91,439
* Alliance Data Systems Corp.	643,676	91,370
* Akamai Technologies Inc.	2,286,734	87,490
* ANSYS Inc.	1,190,607	87,391
* BMC Software Inc.	2,033,619	84,375
* Lam Research Corp.	2,605,655	82,821
Microchip Technology Inc.	2,474,632	81,019
* Nuance Communications Inc.	3,142,184	78,209
* Trimble Navigation Ltd.	1,600,531	76,281
* Micron Technology Inc.	12,629,334	75,587
Harris Corp.	1,450,359	74,287
Activision Blizzard Inc.	5,722,280	64,547
* TIBCO Software Inc.	2,121,712	64,139
Computer Sciences Corp.	1,985,931	63,967
* Synopsys Inc.	1,880,802	62,104
* Skyworks Solutions Inc.	2,426,559	57,182
* Ariba Inc.	1,265,777	56,707
Marvell Technology Group Ltd.	6,118,914	55,988
* Gartner Inc.	1,189,345	54,817
* Avnet Inc.	1,850,542	53,832
FactSet Research Systems Inc.	544,920	52,541
* Flextronics International Ltd.	8,627,940	51,768
* Electronic Arts Inc.	4,061,442	51,540
IAC/InterActiveCorp	965,992	50,290
* MICROS Systems Inc.	1,022,335	50,217
* LSI Corp.	7,258,899	50,159
Total System Services Inc.	2,044,030	48,443
* Arrow Electronics Inc.	1,423,372	47,982
* Informatica Corp.	1,376,382	47,912
* NCR Corp.	2,028,519	47,285
* Cadence Design Systems Inc.	3,510,687	45,165
Jabil Circuit Inc.	2,400,784	44,943
* Riverbed Technology Inc.	1,919,423	44,665
* Concur Technologies Inc.	593,896	43,788
SAIC Inc.	3,496,181	42,094
* AOL Inc.	1,194,662	42,088
Global Payments Inc.	1,005,147	42,045
Jack Henry & Associates Inc.	1,048,103	39,723
* SolarWinds Inc.	707,677	39,446
FLIR Systems Inc.	1,960,597	39,163
Solera Holdings Inc.	890,983	39,087
* Fortinet Inc.	1,604,352	38,729
* VeriFone Systems Inc.	1,368,918	38,124
* JDS Uniphase Corp.	3,001,306	37,171

	Broadridge Financial Solutions Inc.	1,577,793	36,810
*	ON Semiconductor Corp.	5,808,994	35,841
*	Cree Inc.	1,402,643	35,809
	MercadoLibre Inc.	421,148	34,766
*	NeuStar Inc. Class A	857,554	34,328
*	Teradyne Inc.	2,368,237	33,676
*	Parametric Technology Corp.	1,530,143	33,357
*	Wright Express Corp.	472,691	32,956
*	Brocade Communications Systems Inc.	5,531,078	32,716
*	Ultimate Software Group Inc.	318,339	32,502
*	Aruba Networks Inc.	1,428,308	32,115
*	CommVault Systems Inc.	538,065	31,584
*	Cirrus Logic Inc.	821,917	31,553
	National Instruments Corp.	1,227,418	30,894
*	Aspen Technology Inc.	1,194,168	30,869
*	Atmel Corp.	5,766,366	30,331
	Lender Processing Services Inc.	1,071,947	29,897
*	Ingram Micro Inc.	1,935,371	29,476
*	CoreLogic Inc.	1,082,837	28,728
*	Compuware Corp.	2,770,011	27,451
*	CoStar Group Inc.	329,244	26,847
	Diebold Inc.	789,067	26,599
*	FleetCor Technologies Inc.	582,451	26,094
	MAXIMUS Inc.	434,476	25,947
*	Advanced Micro Devices Inc.	7,626,399	25,701
	FEI Co.	470,890	25,193
	DST Systems Inc.	442,123	25,006
*	Zebra Technologies Corp.	660,324	24,789
*	IPG Photonics Corp.	423,515	24,267
*	Tech Data Corp.	524,281	23,750
	Convergys Corp.	1,485,489	23,278
	Molex Inc. Class A	1,045,022	22,698
*	Polycom Inc.	2,278,089	22,485
*	Microsemi Corp.	1,116,248	22,403
*	QLIK Technologies Inc.	981,812	22,002
*	Itron Inc.	505,445	21,810
*	Quest Software Inc.	762,389	21,347
*	Dolby Laboratories Inc. Class A	650,478	21,303
	InterDigital Inc.	570,464	21,267
*	Fairchild Semiconductor International Inc. Class A	1,620,416	21,260
*	ACI Worldwide Inc.	499,238	21,098
*	Semtech Corp.	834,488	20,987
*	Cavium Inc.	627,815	20,925
	Lexmark International Inc. Class A	938,524	20,882
	Fair Isaac Corp.	469,998	20,802
*	Rovi Corp.	1,419,951	20,603
*,^ 3D Systems Corp.		626,364	20,576
	Anixter International Inc.	356,965	20,511
	Plantronics Inc.	574,007	20,280
	Cypress Semiconductor Corp.	1,874,402	20,094
*	NetSuite Inc.	312,461	19,935
*,^ Fusion-io Inc.		657,157	19,892
*	Hittite Microwave Corp.	358,570	19,890
	Molex Inc.	736,908	19,366
	j2 Global Inc.	589,641	19,352
*	ViaSat Inc.	517,067	19,328
*	Cymer Inc.	370,687	18,927

*	Silicon Laboratories Inc.	510,121	18,752
*	Arris Group Inc.	1,460,700	18,682
*	OSI Systems Inc.	238,057	18,530
*	NETGEAR Inc.	480,612	18,331
*	Sourcefire Inc.	373,085	18,292
*	Mentor Graphics Corp.	1,179,644	18,261
*	Universal Display Corp.	528,832	18,181
*	Acxiom Corp.	991,014	18,106
*	Vishay Intertechnology Inc.	1,839,579	18,083
*	ValueClick Inc.	1,025,650	17,631
	Cognex Corp.	505,821	17,491
*	Progress Software Corp.	806,707	17,255
*	JDA Software Group Inc.	536,796	17,059
*	Comverse Technology Inc.	2,768,137	17,024
*,^ First Solar Inc.		768,462	17,018
*	Ciena Corp.	1,247,945	16,972
	MKS Instruments Inc.	663,460	16,912
*	TiVo Inc.	1,595,615	16,642
*	CACI International Inc. Class A	320,348	16,591
	Littelfuse Inc.	293,393	16,588
*	PMC - Sierra Inc.	2,929,307	16,521
*	Finisar Corp.	1,151,479	16,466
	Heartland Payment Systems Inc.	496,025	15,714
*	Cardtronics Inc.	526,711	15,685
	Tellabs Inc.	4,370,344	15,471
*	Manhattan Associates Inc.	265,524	15,207
*	Sapient Corp.	1,422,675	15,166
*	Tyler Technologies Inc.	339,853	14,960
*	DealerTrack Holdings Inc.	532,734	14,837
*,^ Veeco Instruments Inc.		493,289	14,809
*	Liquidity Services Inc.	294,600	14,792
*	MicroStrategy Inc. Class A	109,103	14,627
*	International Rectifier Corp.	873,782	14,583
*	Kenexa Corp.	317,780	14,564
*	Entegris Inc.	1,756,492	14,280
*	QLogic Corp.	1,247,434	14,246
	Intersil Corp. Class A	1,601,137	14,010
*	SS&C Technologies Holdings Inc.	549,164	13,844
*	RF Micro Devices Inc.	3,494,137	13,802
*	Coherent Inc.	299,887	13,753
*	Plexus Corp.	452,357	13,702
	Syntel Inc.	217,109	13,550
*	EchoStar Corp. Class A	472,430	13,540
	Blackbaud Inc.	566,026	13,539
*,^ VistaPrint NV		395,601	13,510
	ADTRAN Inc.	771,935	13,339
*,^ VirnetX Holding Corp.		514,121	13,074
*	Acme Packet Inc.	735,934	12,584
^	Ebix Inc.	489,946	11,568
*	LivePerson Inc.	633,805	11,478
	NIC Inc.	771,562	11,419
*	Netscout Systems Inc.	446,141	11,381
*	Monster Worldwide Inc.	1,549,475	11,358
*	BroadSoft Inc.	275,382	11,296
*	Bottomline Technologies Inc.	455,768	11,253
*	Stratasys Inc.	206,576	11,238
*	Benchmark Electronics Inc.	725,000	11,071

*	ScanSource Inc.	345,399	11,060
	Power Integrations Inc.	359,535	10,941
*	Insight Enterprises Inc.	621,118	10,857
*	Integrated Device Technology Inc.	1,844,768	10,847
*	Unisys Corp.	520,734	10,842
	MTS Systems Corp.	199,864	10,703
*	SYNNEX Corp.	327,272	10,663
*	Euronet Worldwide Inc.	567,089	10,656
*	TriQuint Semiconductor Inc.	2,100,607	10,608
*	Take-Two Interactive Software Inc.	1,015,704	10,594
*	Advent Software Inc.	430,310	10,573
*	Ancestry.com Inc.	350,600	10,546
*	RealPage Inc.	459,672	10,389
*	OmniVision Technologies Inc.	738,276	10,303
*	Synaptics Inc.	426,919	10,255
*	Ultratech Inc.	326,475	10,245
	Cabot Microelectronics Corp.	287,206	10,092
*	Cornerstone OnDemand Inc.	313,819	9,622
*	Electronics for Imaging Inc.	575,255	9,555
	EarthLink Inc.	1,338,449	9,530
*	CSG Systems International Inc.	422,151	9,494
*,^ OpenTable Inc.		228,010	9,485
*	WebMD Health Corp.	645,910	9,062
*	Spansion Inc. Class A	756,802	9,021
*	Kulicke & Soffa Industries Inc.	859,581	8,940
*	Web.com Group Inc.	496,363	8,910
	Tessera Technologies Inc.	651,207	8,908
*	FARO Technologies Inc.	212,158	8,766
*	Rogers Corp.	206,341	8,741
*	ExlService Holdings Inc.	295,886	8,729
*	Blucora Inc.	489,934	8,726
*	Monolithic Power Systems Inc.	437,647	8,644
*	Sanmina-SCI Corp.	1,016,948	8,634
	Loral Space & Communications Inc.	119,944	8,528
*	Ixia	528,878	8,499
*,^ GT Advanced Technologies Inc.		1,551,469	8,455
*	Synchronoss Technologies Inc.	365,222	8,364
*	Verint Systems Inc.	292,015	8,013
*	MEMC Electronic Materials Inc.	2,906,679	7,993
*	Digital River Inc.	474,904	7,912
*	Brightpoint Inc.	876,897	7,875
*	Emulex Corp.	1,082,208	7,803
*	Diodes Inc.	456,725	7,769
*	Bankrate Inc.	498,428	7,765
*	Websense Inc.	486,139	7,608
*	Infinera Corp.	1,358,242	7,443
*	Power-One Inc.	1,306,632	7,317
*	ATMI Inc.	393,615	7,309
*	Zynga Inc. Class A	2,521,730	7,162
	Mantech International Corp. Class A	297,648	7,144
	Comtech Telecommunications Corp.	255,533	7,063
*	iGATE Corp.	388,287	7,055
	Monotype Imaging Holdings Inc.	452,494	7,054
*	Rofin-Sinar Technologies Inc.	354,923	7,003
*	Rambus Inc.	1,255,123	6,953
*	Accelrys Inc.	797,413	6,906
*	Volterra Semiconductor Corp.	311,928	6,822

*	Ellie Mae Inc.	250,323	6,816
	OPNET	199,676	6,803
	Micrel Inc.	652,053	6,794
*	SPS Commerce Inc.	174,435	6,711
*	Constant Contact Inc.	381,516	6,638
	Brooks Automation Inc.	821,175	6,594
*	Measurement Specialties Inc.	198,773	6,556
*	Harmonic Inc.	1,440,318	6,539
	Badger Meter Inc.	178,471	6,495
*	Global Cash Access Holdings Inc.	801,687	6,454
*	Advanced Energy Industries Inc.	521,975	6,431
*	TTM Technologies Inc.	656,808	6,194
	United Online Inc.	1,111,586	6,136
*,^ Amkor Technology Inc.		1,394,431	6,135
	Park Electrochemical Corp.	245,885	6,105
*	Active Network Inc.	484,708	6,073
	AVX Corp.	632,890	6,069
	Pegasystems Inc.	208,867	6,065
*	Entropic Communications Inc.	1,033,028	6,012
*	comScore Inc.	393,844	6,006
*	TeleTech Holdings Inc.	349,540	5,960
*	Freescale Semiconductor Ltd.	623,964	5,934
*	LogMeIn Inc.	263,557	5,912
*	DTS Inc.	250,092	5,822
*	Interactive Intelligence Group Inc.	189,840	5,705
*	Procera Networks Inc.	241,591	5,677
	Forrester Research Inc.	197,102	5,671
	Booz Allen Hamilton Holding Corp.	401,834	5,565
*	Lattice Semiconductor Corp.	1,451,774	5,560
	Black Box Corp.	217,053	5,537
*,^ Higher One Holdings Inc.		402,777	5,429
*	MIPS Technologies Inc. Class A	722,064	5,336
	EPIQ Systems Inc.	396,732	5,324
*	PROS Holdings Inc.	276,033	5,264
*	Newport Corp.	474,649	5,250
*	Dice Holdings Inc.	617,643	5,201
*	Cray Inc.	402,883	5,117
*	ServiceSource International Inc.	498,323	5,113
*	Vocus Inc.	250,756	5,030
*	Sonus Networks Inc.	2,623,775	4,933
*	Silicon Image Inc.	1,063,451	4,881
*	Quantum Corp.	2,888,712	4,651
*	Super Micro Computer Inc.	385,084	4,633
*,^ RealD Inc.		515,955	4,613
	Daktronics Inc.	477,436	4,540
	Cass Information Systems Inc.	107,875	4,528
*	Tangoe Inc.	342,758	4,500
*	TNS Inc.	299,342	4,475
	Methode Electronics Inc.	457,212	4,440
*	Rudolph Technologies Inc.	416,906	4,378
*	Net 1 UEPS Technologies Inc.	483,172	4,373
*	Internap Network Services Corp.	619,110	4,365
*	Avid Technology Inc.	459,684	4,349
*	Perficient Inc.	359,168	4,335
	Electro Scientific Industries Inc.	354,610	4,333
*	Move Inc.	495,786	4,274
*	Ceva Inc.	292,636	4,208

*	SciQuest Inc.	230,323	4,192
*,^ InvenSense Inc.		349,461	4,176
*	Virtusa Corp.	233,006	4,141
*	Stamps.com Inc.	178,706	4,135
*	Actuate Corp.	583,908	4,105
*	Extreme Networks	1,228,070	4,102
*	Sycamore Networks Inc.	265,048	4,082
*	Checkpoint Systems Inc.	487,097	4,033
*	Mercury Computer Systems Inc.	376,462	3,998
*	Photronics Inc.	737,797	3,962
*	Demand Media Inc.	362,858	3,944
*	PDF Solutions Inc.	288,306	3,938
*	Oplink Communications Inc.	237,129	3,922
*	LTX-Credence Corp.	679,163	3,905
*	Deltek Inc.	299,756	3,903
	CTS Corp.	386,295	3,890
*	NVE Corp.	65,653	3,886
*	STEC Inc.	574,532	3,878
	Electro Rent Corp.	217,629	3,850
*	Nanometrics Inc.	278,366	3,844
*	Applied Micro Circuits Corp.	756,447	3,828
*	AuthenTec Inc.	473,688	3,794
*	Intermec Inc.	610,756	3,793
*	Exar Corp.	469,482	3,756
*	support.com Inc.	883,447	3,737
*	Symmetricom Inc.	535,791	3,734
*	Jive Software Inc.	235,006	3,692
*,^ Silicon Graphics International Corp.		387,799	3,529
*	PLX Technology Inc.	605,811	3,496
*	VASCO Data Security International Inc.	370,438	3,475
*,^ Angie's List Inc.		326,048	3,450
*	Anaren Inc.	172,550	3,449
*	FormFactor Inc.	614,942	3,438
*	QuinStreet Inc.	400,295	3,358
*	Multi-Fineline Electronix Inc.	147,819	3,333
*	Magnachip Semiconductor Corp.	278,209	3,283
*	Saba Software Inc.	325,951	3,256
*	KVH Industries Inc.	238,592	3,219
*	Fabrinet	277,400	3,215
*	XO Group Inc.	382,264	3,192
*	MoneyGram International Inc.	210,638	3,147
*	Kopin Corp.	833,592	3,134
*	Digi International Inc.	308,218	3,131
*	FSI International Inc.	494,304	3,065
*	IXYS Corp.	305,970	3,035
*	IntraLinks Holdings Inc.	459,990	3,008
*	Integrated Silicon Solution Inc.	323,140	2,992
*	GSI Group Inc.	331,654	2,955
*	Computer Task Group Inc.	180,422	2,919
*	Lionbridge Technologies Inc.	827,322	2,912
	Keynote Systems Inc.	200,604	2,905
*	CIBER Inc.	834,460	2,896
	American Software Inc. Class A	349,984	2,856
*	Globecomm Systems Inc.	248,909	2,775
*	Zygo Corp.	150,918	2,760
*,^ Glu Mobile Inc.		595,655	2,758
*	Agilysys Inc.	319,178	2,745

*	Maxwell Technologies Inc.	335,462	2,724
*	Seachange International Inc.	344,577	2,705
*	Imperva Inc.	72,987	2,700
*	CalAmp Corp.	325,506	2,672
*	RealNetworks Inc.	320,582	2,667
*,^ OCZ Technology Group Inc.		766,369	2,659
	Telular Corp.	267,813	2,651
	Cohu Inc.	280,721	2,636
*	Sigma Designs Inc.	395,566	2,615
*	Oclaro Inc.	962,350	2,598
*	ePlus Inc.	65,434	2,566
*	Envestnet Inc.	209,564	2,452
*	Inphi Corp.	229,922	2,451
*	Calix Inc.	378,484	2,422
*	Supertex Inc.	134,855	2,411
*	Kemet Corp.	545,105	2,398
*	Responsys Inc.	231,728	2,371
*,^ Travelzoo Inc.		100,479	2,368
*	Pericom Semiconductor Corp.	271,949	2,362
*,^ Rubicon Technology Inc.		244,664	2,344
*	PRGX Global Inc.	269,555	2,307
	Richardson Electronics Ltd.	193,571	2,298
*	Zix Corp.	800,412	2,297
*	SunPower Corp. Class A	492,146	2,220
*	Guidance Software Inc.	189,061	2,129
*	Datalink Corp.	253,845	2,102
*	Unwired Planet Inc.	1,082,594	2,079
*	Imation Corp.	367,532	2,054
*	Limelight Networks Inc.	869,610	2,035
*	Vishay Precision Group Inc.	142,845	1,997
*	ModusLink Global Solutions Inc.	533,588	1,969
*	Pervasive Software Inc.	223,547	1,922
*	Market Leader Inc.	283,855	1,902
*	ShoreTel Inc.	462,920	1,893
*	Rosetta Stone Inc.	147,727	1,884
	Bel Fuse Inc. Class B	99,541	1,859
	Digimarc Corp.	83,024	1,847
*	Immersion Corp.	331,871	1,815
*	Callidus Software Inc.	362,212	1,786
*	Ipass Inc.	799,631	1,759
*	Alpha & Omega Semiconductor Ltd.	199,729	1,720
*	Echelon Corp.	445,959	1,712
*	Aviat Networks Inc.	704,639	1,677
*	Aeroflex Holding Corp.	252,929	1,677
*	Intevac Inc.	269,277	1,645
*	Axcelis Technologies Inc.	1,539,897	1,617
*,^ Parkervision Inc.		690,355	1,615
*	Ultra Clean Holdings	281,883	1,610
*	Emcore Corp.	282,022	1,591
*	MoSys Inc.	390,706	1,578
*	Hackett Group Inc.	371,255	1,552
*	DSP Group Inc.	261,128	1,551
	PC Connection Inc.	134,619	1,549
	PC-Tel Inc.	215,187	1,517
*,^ KIT Digital Inc.		501,327	1,504
*	MaxLinear Inc.	219,232	1,467
	Aware Inc.	224,568	1,415

*	Westell Technologies Inc. Class A	653,575	1,399
*	Transact Technologies Inc.	192,561	1,398
*	TeleCommunication Systems Inc. Class A	638,441	1,379
*	Mindspeed Technologies Inc.	391,210	1,354
	Tessco Technologies Inc.	62,743	1,328
*	Reis Inc.	116,004	1,327
*,^ QuickLogic Corp.		471,220	1,319
*	AXT Inc.	386,611	1,307
*	Online Resources Corp.	433,075	1,269
*	PC Mall Inc.	205,498	1,208
*	Innodata Inc.	294,376	1,192
*	NeoPhotonics Corp.	203,122	1,186
*	Ramtron International Corp.	381,415	1,175
*,^ Wave Systems Corp. Class A		1,228,651	1,156
*	ID Systems Inc.	200,490	1,155
*	TechTarget Inc.	194,777	1,151
*	ANADIGICS Inc.	812,569	1,129
*	Dynamics Research Corp.	159,180	1,090
*	STR Holdings Inc.	348,664	1,081
*	TeleNav Inc.	180,642	1,078
*	GSE Systems Inc.	528,356	1,078
	Rimage Corp.	158,529	1,070
*	FalconStor Software Inc.	454,255	1,067
*	Numerex Corp. Class A	92,814	1,052
*	GSI Technology Inc.	212,091	1,050
*	PAR Technology Corp.	184,916	1,008
	Marchex Inc. Class B	258,643	988
*	Viasystems Group Inc.	56,533	978
	QAD Inc. Class A	67,864	922
	Concurrent Computer Corp.	199,855	897
	MOCON Inc.	59,977	889
*	Intermolecular Inc.	118,423	841
*	Edgewater Technology Inc.	201,084	786
	Evolving Systems Inc.	127,521	786
*	Radisys Corp.	214,736	773
*,^ Mitek Systems Inc.		238,339	770
*	Ikanos Communications Inc.	537,121	747
*,^ Research Frontiers Inc.		167,582	746
*	Bsquare Corp.	230,553	733
*,^ Microvision Inc.		314,341	729
*	Novatel Wireless Inc.	365,505	724
*	Smith Micro Software Inc.	441,823	711
*	CyberOptics Corp.	100,886	702
*	NCI Inc. Class A	101,589	699
*	Official Payments Holdings Inc. Class B	141,494	698
*	Mattersight Corp.	115,122	682
*,^ Document Security Systems Inc.		161,828	673
*	Dot Hill Systems Corp.	619,244	663
*	Frequency Electronics Inc.	74,210	634
*	Mattson Technology Inc.	652,960	633
*	LoJack Corp.	277,452	624
*	Mitel Networks Corp.	226,633	612
	TheStreet Inc.	395,735	605
*	Spark Networks Inc.	98,878	605
*	Carbonite Inc.	83,367	584
*	Pixelworks Inc.	190,441	562
*	StarTek Inc.	185,625	557

*	Cinedigm Digital Cinema Corp. Class A	368,004	497
*	NAPCO Security Technologies Inc.	143,058	485
	Crexendo Inc.	155,896	472
*	Newtek Business Services Inc.	236,270	432
*	Identive Group Inc.	485,954	418
*	Rainmaker Systems Inc.	344,423	410
*	LRAD Corp.	289,775	400
*,^ THQ Inc.		103,558	383
*	Ditech Networks Inc.	259,033	368
*,^ Hutchinson Technology Inc.		210,911	367
	Pulse Electronics Corp.	432,720	355
*	Transwitch Corp.	322,489	352
*	Cascade Microtech Inc.	50,124	285
*	Amtech Systems Inc.	81,490	267
*	Autobytel Inc.	66,453	255
*	Performance Technologies Inc.	170,701	242
*	MEMSIC Inc.	144,104	229
*	Looksmart Ltd.	254,911	219
	QAD Inc. Class B	16,312	218
*	Meru Networks Inc.	63,605	218
*	Planar Systems Inc.	152,240	206
*,^ Powerwave Technologies Inc.		324,637	198
*	Information Services Group Inc.	154,004	194
*	Video Display Corp.	48,546	186
	Bel Fuse Inc. Class A	10,580	185
*	Intellicheck Mobilisa Inc.	98,702	165
*	Wireless Telecom Group Inc.	98,456	123
*	Presstek Inc.	225,849	111
*	iGO Inc.	269,850	105
*	Selectica Inc.	16,769	87
*	WebMediaBrands Inc.	31,489	72
*	Management Network Group Inc.	25,306	56
*	Superconductor Technologies Inc.	115,555	54
*	Lantronix Inc.	30,990	54
*	Zhone Technologies Inc.	82,400	52
*	BTU International Inc.	23,003	51
*	Motricity Inc.	89,156	44
*	Digital Ally Inc.	87	—
*	Qualstar Corp.	100	—
			39,046,703
Materials (3.9%)
	Monsanto Co.	6,824,120	621,131
	EI du Pont de Nemours & Co.	11,987,810	602,627
	Freeport-McMoRan Copper & Gold Inc.	12,145,058	480,701
	Dow Chemical Co.	15,296,327	442,982
	Praxair Inc.	3,822,156	397,046
	Newmont Mining Corp.	6,341,080	355,164
	Ecolab Inc.	3,735,260	242,082
	PPG Industries Inc.	1,950,626	224,010
	Air Products & Chemicals Inc.	2,702,805	223,522
	Mosaic Co.	3,796,153	218,696
	LyondellBasell Industries NV Class A	4,040,473	208,731
	International Paper Co.	5,308,419	192,802
	CF Industries Holdings Inc.	839,093	186,480
	Sherwin-Williams Co.	1,124,931	167,513
	Nucor Corp.	4,056,233	155,191
	Alcoa Inc.	13,636,255	120,681

	Sigma-Aldrich Corp.	1,543,202	111,064
	Eastman Chemical Co.	1,939,374	110,564
	FMC Corp.	1,752,223	97,038
	Ball Corp.	1,901,034	80,433
	Vulcan Materials Co.	1,655,315	78,296
	Celanese Corp. Class A	1,996,591	75,691
	Royal Gold Inc.	752,890	75,184
	Ashland Inc.	1,003,170	71,827
	Cliffs Natural Resources Inc.	1,815,221	71,030
*	Crown Holdings Inc.	1,905,169	70,015
	Airgas Inc.	836,487	68,843
	MeadWestvaco Corp.	2,187,172	66,927
	Rock-Tenn Co. Class A	904,583	65,293
	Valspar Corp.	1,129,218	63,349
	International Flavors & Fragrances Inc.	1,036,172	61,735
	Albemarle Corp.	1,140,054	60,058
*	WR Grace & Co.	911,738	53,866
	Reliance Steel & Aluminum Co.	961,496	50,334
	Martin Marietta Materials Inc.	580,501	48,106
	RPM International Inc.	1,670,935	47,689
	Packaging Corp. of America	1,250,031	45,376
	Aptargroup Inc.	841,984	43,539
*	Allied Nevada Gold Corp.	1,085,125	42,385
	Rockwood Holdings Inc.	893,738	41,648
	Allegheny Technologies Inc.	1,301,876	41,530
	Bemis Co. Inc.	1,312,044	41,290
	Sonoco Products Co.	1,277,904	39,602
	Huntsman Corp.	2,594,540	38,737
*	Owens-Illinois Inc.	2,025,651	38,001
	Cytec Industries Inc.	569,583	37,319
	Domtar Corp.	474,496	37,148
	Sealed Air Corp.	2,342,100	36,209
	United States Steel Corp.	1,839,947	35,088
	NewMarket Corp.	136,156	33,560
*	Coeur d'Alene Mines Corp.	1,141,759	32,917
	Compass Minerals International Inc.	419,741	31,309
	Steel Dynamics Inc.	2,645,941	29,714
	Carpenter Technology Corp.	564,394	29,529
	Cabot Corp.	803,194	29,373
	Silgan Holdings Inc.	665,252	28,945
	Eagle Materials Inc.	587,532	27,179
	Walter Energy Inc.	791,426	25,690
	Hecla Mining Co.	3,617,583	23,695
	Scotts Miracle-Gro Co. Class A	540,951	23,515
	Sensient Technologies Corp.	634,631	23,329
	Olin Corp.	1,019,064	22,144
*	Chemtura Corp.	1,262,531	21,741
*	Louisiana-Pacific Corp.	1,737,301	21,716
	HB Fuller Co.	626,493	19,221
	PolyOne Corp.	1,132,347	18,763
	Commercial Metals Co.	1,404,617	18,541
	Westlake Chemical Corp.	252,887	18,476
*	Stillwater Mining Co.	1,463,577	17,256
*,^ Resolute Forest Products		1,246,968	16,211
	Minerals Technologies Inc.	225,251	15,977
	Buckeye Technologies Inc.	497,283	15,943
	Georgia Gulf Corp.	436,252	15,801

*	Intrepid Potash Inc.	717,757	15,417
	Worthington Industries Inc.	711,702	15,415
*	SunCoke Energy Inc.	891,324	14,368
	Titanium Metals Corp.	1,102,891	14,150
	Schweitzer-Mauduit International Inc.	424,764	14,013
	Greif Inc. Class A	315,764	13,950
	Balchem Corp.	369,732	13,580
	Innophos Holdings Inc.	273,567	13,265
	Kaiser Aluminum Corp.	217,525	12,701
	Globe Specialty Metals Inc.	805,114	12,254
*	Clearwater Paper Corp.	294,769	12,177
*,^ Molycorp Inc.		1,009,819	11,613
*	McEwen Mining Inc.	2,512,855	11,534
	Boise Inc.	1,301,217	11,399
*	KapStone Paper and Packaging Corp.	496,851	11,125
	AMCOL International Corp.	320,963	10,874
	Stepan Co.	110,146	10,587
*	Kraton Performance Polymers Inc.	403,792	10,539
*	LSB Industries Inc.	239,488	10,506
	PH Glatfelter Co.	583,938	10,400
*	Graphic Packaging Holding Co.	1,760,716	10,230
*	Calgon Carbon Corp.	708,507	10,139
	American Vanguard Corp.	277,481	9,656
	Deltic Timber Corp.	141,344	9,224
*	Innospec Inc.	265,808	9,016
	Koppers Holdings Inc.	257,982	9,011
	A Schulman Inc.	375,715	8,950
*	RTI International Metals Inc.	371,824	8,901
^	Gold Resource Corp.	399,163	8,562
	Schnitzer Steel Industries Inc.	300,632	8,463
	Haynes International Inc.	155,577	8,113
*	Texas Industries Inc.	196,602	7,992
*	OM Group Inc.	411,197	7,624
	Quaker Chemical Corp.	159,755	7,456
*	Flotek Industries Inc.	581,719	7,370
*	TPC Group Inc.	165,877	6,769
	AK Steel Holding Corp.	1,364,721	6,551
	Neenah Paper Inc.	203,625	5,832
	Materion Corp.	237,283	5,647
*	Horsehead Holding Corp.	588,087	5,493
	Myers Industries Inc.	336,963	5,263
	Wausau Paper Corp.	564,046	5,223
*	Century Aluminum Co.	724,063	5,177
	Tredegar Corp.	284,128	5,040
*	Headwaters Inc.	750,343	4,937
	Hawkins Inc.	118,137	4,909
*	OMNOVA Solutions Inc.	608,115	4,603
^	Kronos Worldwide Inc.	294,441	4,399
*	Mercer International Inc.	572,779	4,273
*	AEP Industries Inc.	69,911	4,236
	Zep Inc.	270,233	4,086
*,^ Paramount Gold and Silver Corp.		1,465,332	3,898
*	Landec Corp.	305,269	3,495
*	Ferro Corp.	1,013,536	3,476
*	Universal Stainless & Alloy	82,574	3,068
*	Zoltek Cos. Inc.	372,404	2,864
*	Metals USA Holdings Corp.	212,054	2,835

	Noranda Aluminum Holding Corp.	411,718	2,754
*	General Moly Inc.	863,505	2,737
*	AM Castle & Co.	204,817	2,558
*	ADA-ES Inc.	98,036	2,315
	Olympic Steel Inc.	137,084	2,314
*	Spartech Corp.	404,752	2,165
*,^ Golden Minerals Co.		388,888	2,030
*	Arabian American Development Co.	202,915	1,987
*	Midway Gold Corp.	1,209,246	1,983
	KMG Chemicals Inc.	91,527	1,693
	Chase Corp.	87,854	1,614
*	American Pacific Corp.	127,766	1,522
*	United States Lime & Minerals Inc.	30,170	1,455
*	Senomyx Inc.	475,555	904
*	Penford Corp.	116,249	870
*	Solitario Exploration & Royalty Corp.	368,557	682
*	Handy & Harman Ltd.	43,899	649
*	Verso Paper Corp.	183,061	293
*,^ Clean Diesel Technologies Inc.		41,929	118
*	Continental Materials Corp.	3,495	44
			7,858,453
Telecommunication Services (2.9%)
	AT&T Inc.	74,971,993	2,826,444
	Verizon Communications Inc.	36,329,204	1,655,522
	CenturyLink Inc.	7,942,331	320,870
*	Crown Castle International Corp.	3,748,671	240,290
*	Sprint Nextel Corp.	38,373,741	211,823
*	SBA Communications Corp. Class A	1,548,888	97,425
^	Windstream Corp.	7,506,903	75,895
^	Frontier Communications Corp.	12,734,503	62,399
*	tw telecom inc Class A	1,923,278	50,140
*	MetroPCS Communications Inc.	3,950,324	46,258
*	Level 3 Communications Inc.	1,935,987	44,470
	Telephone & Data Systems Inc.	1,222,610	31,311
*,^ NII Holdings Inc.		2,167,636	17,016
*	Cincinnati Bell Inc.	2,388,403	13,614
	Cogent Communications Group Inc.	569,247	13,087
*	Clearwire Corp. Class A	5,838,093	7,882
	Consolidated Communications Holdings Inc.	450,558	7,745
*	United States Cellular Corp.	173,736	6,798
*	Premiere Global Services Inc.	642,138	6,004
*	8x8 Inc.	865,302	5,676
	Atlantic Tele-Network Inc.	127,456	5,478
*	Leap Wireless International Inc.	767,242	5,233
	Shenandoah Telecommunications Co.	281,894	4,961
*	Vonage Holdings Corp.	2,082,959	4,749
*	Iridium Communications Inc.	638,182	4,672
*	inContact Inc.	626,426	4,084
*	Cbeyond Inc.	383,611	3,782
*	General Communication Inc. Class A	385,747	3,780
	NTELOS Holdings Corp.	216,276	3,757
*	Neutral Tandem Inc.	390,727	3,665
	USA Mobility Inc.	274,647	3,260
	HickoryTech Corp.	288,112	3,048
*,^ Towerstream Corp.		566,277	2,299
	Primus Telecommunications Group Inc.	127,729	1,950
	IDT Corp. Class B	189,546	1,947

	Lumos Networks Corp.	216,164	1,699
*	ORBCOMM Inc.	399,560	1,494
*	Boingo Wireless Inc.	156,257	1,241
	Warwick Valley Telephone Co.	91,123	1,185
^	Alaska Communications Systems Group Inc.	514,860	1,164
*,^ Globalstar Inc.		1,503,062	691
*,^ Elephant Talk Communications Inc.		345,421	477
			5,805,285
Utilities (3.5%)
	Duke Energy Corp.	9,004,296	583,478
	Southern Co.	11,115,953	512,334
	Exelon Corp.	10,907,609	388,093
	Dominion Resources Inc.	7,313,041	387,152
	NextEra Energy Inc.	5,070,159	356,584
	American Electric Power Co. Inc.	6,191,415	272,051
	FirstEnergy Corp.	5,346,354	235,774
	PG&E Corp.	5,403,644	230,573
	Consolidated Edison Inc.	3,747,318	224,427
	PPL Corp.	7,414,867	215,402
	Public Service Enterprise Group Inc.	6,467,600	208,127
	Sempra Energy	2,926,749	188,746
	Edison International	3,956,539	180,774
	Xcel Energy Inc.	6,229,704	172,625
	Entergy Corp.	2,264,783	156,949
	Northeast Utilities	4,008,856	153,259
	DTE Energy Co.	2,174,539	130,342
	ONEOK Inc.	2,523,557	121,913
	Wisconsin Energy Corp.	2,945,921	110,973
	CenterPoint Energy Inc.	5,194,096	110,634
	Ameren Corp.	3,097,212	101,186
	NiSource Inc.	3,631,063	92,519
*	AES Corp.	8,325,283	91,328
	American Water Works Co. Inc.	2,248,703	83,337
	CMS Energy Corp.	3,338,340	78,618
	SCANA Corp.	1,590,019	76,750
	Pinnacle West Capital Corp.	1,399,252	73,881
	OGE Energy Corp.	1,253,451	69,516
*	Calpine Corp.	4,005,092	69,288
	NRG Energy Inc.	2,905,512	62,149
	Alliant Energy Corp.	1,419,583	61,596
	AGL Resources Inc.	1,492,964	61,077
	Pepco Holdings Inc.	2,917,473	55,140
	NV Energy Inc.	3,003,566	54,094
	Integrys Energy Group Inc.	1,001,933	52,301
	MDU Resources Group Inc.	2,314,778	51,018
	ITC Holdings Corp.	657,450	49,690
	National Fuel Gas Co.	905,071	48,910
	Westar Energy Inc.	1,614,658	47,891
	Questar Corp.	2,280,299	46,358
	TECO Energy Inc.	2,609,101	46,285
	UGI Corp.	1,440,292	45,729
	Aqua America Inc.	1,767,440	43,762
	Atmos Energy Corp.	1,147,994	41,087
	Great Plains Energy Inc.	1,731,348	38,540
	Cleco Corp.	773,216	32,460
	Hawaiian Electric Industries Inc.	1,226,587	32,272
	Piedmont Natural Gas Co. Inc.	917,121	29,788

Vectren Corp.	1,041,036	29,774
IDACORP Inc.	633,433	27,409
WGL Holdings Inc.	653,766	26,314
Southwest Gas Corp.	585,376	25,874
Portland General Electric Co.	955,645	25,841
*	GenOn Energy Inc.	9,804,864	24,806
New Jersey Resources Corp.	527,409	24,113
UIL Holdings Corp.	640,313	22,962
PNM Resources Inc.	1,019,282	21,436
UNS Energy Corp.	505,760	21,171
South Jersey Industries Inc.	384,916	20,374
Avista Corp.	744,976	19,176
Black Hills Corp.	528,581	18,802
ALLETE Inc.	430,230	17,958
Northwest Natural Gas Co.	339,388	16,711
El Paso Electric Co.	485,209	16,618
NorthWestern Corp.	457,481	16,575
MGE Energy Inc.	293,524	15,554
CH Energy Group Inc.	178,463	11,638
Laclede Group Inc.	268,777	11,557
Empire District Electric Co.	530,970	11,442
American States Water Co.	234,783	10,431
Otter Tail Corp.	404,242	9,645
California Water Service Group	504,910	9,417
Chesapeake Utilities Corp.	125,428	5,940
Ormat Technologies Inc.	244,325	4,581
Middlesex Water Co.	236,771	4,537
Connecticut Water Service Inc.	137,606	4,390
Unitil Corp.	157,982	4,300
SJW Corp.	169,280	4,293
York Water Co.	153,356	2,813
Artesian Resources Corp. Class A	89,732	2,084
*,^ Cadiz Inc.	156,240	1,517
Consolidated Water Co. Ltd.	179,323	1,483
Delta Natural Gas Co. Inc.	74,169	1,436
Genie Energy Ltd. Class B	187,689	1,346
*	Synthesis Energy Systems Inc.	285,303	377
*,^ American DG Energy Inc.	128,662	333
RGC Resources Inc.	18,370	330
*	Pure Cycle Corp.	120,402	273
7,072,411
Total Common Stocks (Cost $165,760,867)	201,557,688
Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.163%	1,093,650,483	1,093,650

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.135%	12/12/12	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.130%	10/19/12	6,000	5,999
[5,6] Federal Home Loan Bank Discount Notes	0.125%	11/2/12	40,000	39,995
[5,6] Federal Home Loan Bank Discount Notes	0.125%	11/14/12	11,000	10,998
5	United States Treasury Note/Bond	4.000%	11/15/12	1,500	1,507

5 United States Treasury Note/Bond	0.625%	12/31/12	1,500	1,502
				65,000
Total Temporary Cash Investments (Cost $1,158,651)				1,158,650
Total Investments (100.2%) (Cost $166,919,518)				202,716,338
Other Assets and Liabilities-Net (-0.2%)[3]				(339,699)
Net Assets (100%)				202,376,639
Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $517,209,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $555,195,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $64,196,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

Total Stock Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	201,555,543	1,631	514
Temporary Cash Investments	1,093,650	65,000	—
Futures Contracts—Liabilities[1]	(3,669)	—	—
Swap Contracts—Assets	—	293	—
Total	202,645,524	66,924	514
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	1,739	623,518	(9,489)
E-mini Russell 2000 Index	December 2012	957	79,852	(1,827)
E-mini S&P Midcap 400 Index	December 2012	280	27,622	(746)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized

Total Stock Market Index Fund

dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total Return Swap
					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	8/7/13	GSI	95,103	(0.578%)[2]	293

1 GSI—Goldman Sachs International.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

At September 30, 2012, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

E. At September 30, 2012, the cost of investment securities for tax purposes was $166,919,518,000. Net unrealized appreciation of investment securities for tax purposes was $35,796,820,000, consisting of unrealized gains of $50,198,803,000 on securities that had risen in value since their purchase and $14,401,983,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.7%)
	Walt Disney Co.	2,815,053	147,171
	Time Warner Inc.	2,448,319	110,982
	Ford Motor Co.	9,075,402	89,483
*	General Motors Co.	1,997,288	45,438
	Carnival Corp.	1,140,177	41,548
	Macy's Inc.	1,054,022	39,652
	Lowe's Cos. Inc.	1,050,040	31,753
	Mattel Inc.	868,290	30,807
	Kohl's Corp.	580,715	29,744
	Genuine Parts Co.	397,445	24,256
	Nordstrom Inc.	424,258	23,411
	Staples Inc.	1,756,993	20,241
	Wyndham Worldwide Corp.	371,986	19,522
	Darden Restaurants Inc.	327,965	18,284
	Johnson Controls Inc.	606,889	16,629
	Whirlpool Corp.	196,885	16,324
*	Liberty Interactive Corp. Class A	877,711	16,238
	DR Horton Inc.	730,479	15,077
	Autoliv Inc.	242,871	15,051
	Newell Rubbermaid Inc.	739,018	14,108
	Foot Locker Inc.	387,185	13,745
	Expedia Inc.	233,069	13,481
	H&R Block Inc.	748,353	12,969
	Best Buy Co. Inc.	741,505	12,746
	Omnicom Group Inc.	243,202	12,539
*	Mohawk Industries Inc.	149,389	11,954
*	TRW Automotive Holdings Corp.	266,021	11,628
	Hasbro Inc.	297,458	11,354
	Royal Caribbean Cruises Ltd.	360,973	10,905
	Gannett Co. Inc.	598,975	10,632
	JC Penney Co. Inc.	417,523	10,142
	Lear Corp.	254,009	9,599
	American Eagle Outfitters Inc.	449,531	9,476
	Leggett & Platt Inc.	357,276	8,950
*	Delphi Automotive plc	278,159	8,623
	Harman International Industries Inc.	179,639	8,292
	DISH Network Corp. Class A	269,375	8,246
	Garmin Ltd.	193,832	8,091
	GameStop Corp. Class A	341,514	7,172
	Virgin Media Inc.	236,449	6,961
	Williams-Sonoma Inc.	149,156	6,558
	International Game Technology	491,382	6,432
*	Toll Brothers Inc.	192,138	6,385
	Interpublic Group of Cos. Inc.	567,286	6,308
*	NVR Inc.	6,159	5,201
	Washington Post Co. Class B	12,261	4,451
	Guess? Inc.	172,469	4,384
*	Hyatt Hotels Corp. Class A	76,152	3,058
*	Lamar Advertising Co. Class A	56,453	2,092

DeVry Inc.	150	3
		1,018,096
Consumer Staples (10.0%)
Procter & Gamble Co.	6,988,609	484,730
PepsiCo Inc.	2,592,801	183,493
Kraft Foods Inc.	4,295,986	177,639
Altria Group Inc.	5,189,882	173,290
CVS Caremark Corp.	3,268,552	158,263
Kimberly-Clark Corp.	1,000,153	85,793
Sysco Corp.	1,494,266	46,726
Archer-Daniels-Midland Co.	1,679,930	45,661
Lorillard Inc.	333,044	38,783
Reynolds American Inc.	874,818	37,915
General Mills Inc.	825,149	32,882
HJ Heinz Co.	530,550	29,684
ConAgra Foods Inc.	1,058,964	29,217
Bunge Ltd.	372,030	24,945
JM Smucker Co.	285,535	24,650
Dr Pepper Snapple Group Inc.	540,017	24,047
Coca-Cola Enterprises Inc.	764,868	23,917
McCormick & Co. Inc.	306,120	18,992
Avon Products Inc.	1,100,869	17,559
Molson Coors Brewing Co. Class B	379,491	17,096
Campbell Soup Co.	484,038	16,854
* Constellation Brands Inc. Class A	421,385	13,632
Tyson Foods Inc. Class A	753,382	12,069
Clorox Co.	157,501	11,348
Beam Inc.	180,785	10,402
* Ralcorp Holdings Inc.	140,673	10,269
Safeway Inc.	612,781	9,860
Church & Dwight Co. Inc.	176,972	9,555
* Smithfield Foods Inc.	389,988	7,663
Hormel Foods Corp.	241,329	7,056
Ingredion Inc.	127,003	7,005
Hillshire Brands Co.	106,054	2,840
		1,793,835
Energy (15.4%)
Exxon Mobil Corp.	11,926,531	1,090,681
Chevron Corp.	5,031,284	586,446
Occidental Petroleum Corp.	2,068,673	178,030
ConocoPhillips	3,064,063	175,203
Apache Corp.	996,908	86,203
Phillips 66	1,515,129	70,256
Devon Energy Corp.	979,014	59,230
Marathon Oil Corp.	1,799,147	53,201
Spectra Energy Corp.	1,665,130	48,888
Marathon Petroleum Corp.	869,203	47,450
Valero Energy Corp.	1,410,393	44,681
Hess Corp.	784,341	42,135
Baker Hughes Inc.	726,604	32,864
Chesapeake Energy Corp.	1,688,666	31,865
Murphy Oil Corp.	470,231	25,247
Noble Corp.	643,447	23,023
* Weatherford International Ltd.	1,256,763	15,936
Peabody Energy Corp.	694,090	15,471
Tesoro Corp.	357,699	14,988

HollyFrontier Corp.	325,506	13,434
Cimarex Energy Co.	218,480	12,792
* Newfield Exploration Co.	343,575	10,761
* Rowan Cos. plc Class A	316,555	10,690
* Nabors Industries Ltd.	739,992	10,382
* Kinder Morgan Management LLC	126,554	9,669
Energen Corp.	183,786	9,632
Cabot Oil & Gas Corp.	187,154	8,403
Diamond Offshore Drilling Inc.	115,645	7,611
* McDermott International Inc.	600,479	7,338
Sunoco Inc.	150,699	7,057
Patterson-UTI Energy Inc.	399,770	6,332
* Superior Energy Services Inc.	262,226	5,381
* Plains Exploration & Production Co.	115,408	4,324
* Alpha Natural Resources Inc.	552	4
Arch Coal Inc.	537	3
		2,765,611
Financials (24.4%)
Wells Fargo & Co.	12,875,487	444,591
JPMorgan Chase & Co.	9,708,879	393,015
Citigroup Inc.	7,478,467	244,695
Bank of America Corp.	27,485,960	242,701
US Bancorp	4,831,236	165,711
Goldman Sachs Group Inc.	1,191,901	135,495
* Berkshire Hathaway Inc. Class B	1,522,459	134,281
PNC Financial Services Group Inc.	1,348,773	85,108
Capital One Financial Corp.	1,481,896	84,483
MetLife Inc.	2,167,005	74,675
Bank of New York Mellon Corp.	3,042,148	68,813
Travelers Cos. Inc.	992,264	67,732
ACE Ltd.	863,943	65,314
Prudential Financial Inc.	1,191,114	64,928
Morgan Stanley	3,783,459	63,335
* American International Group Inc.	1,835,699	60,193
BlackRock Inc.	337,495	60,175
BB&T Corp.	1,782,103	59,095
Aflac Inc.	1,192,880	57,115
Discover Financial Services	1,352,796	53,747
Chubb Corp.	688,601	52,527
State Street Corp.	1,246,269	52,293
Allstate Corp.	1,251,289	49,564
HCP Inc.	1,070,175	47,601
Marsh & McLennan Cos. Inc.	1,391,857	47,226
Ventas Inc.	750,588	46,724
CME Group Inc.	805,375	46,148
Annaly Capital Management Inc.	2,484,895	41,846
Prologis Inc.	1,173,843	41,120
SunTrust Banks Inc.	1,372,115	38,790
Health Care REIT Inc.	650,899	37,589
Fifth Third Bancorp	2,345,802	36,383
Vornado Realty Trust	425,965	34,524
Loews Corp.	809,356	33,394
AvalonBay Communities Inc.	243,254	33,080
Ameriprise Financial Inc.	557,838	31,624
Progressive Corp.	1,476,685	30,626
American Capital Agency Corp.	858,621	29,700
Invesco Ltd.	1,142,754	28,557

M&T Bank Corp.	290,355	27,630
Boston Properties Inc.	248,516	27,488
Aon plc	511,908	26,768
Regions Financial Corp.	3,601,062	25,964
Weyerhaeuser Co.	890,624	23,281
KeyCorp	2,430,054	21,239
Kimco Realty Corp.	1,037,411	21,028
Principal Financial Group Inc.	772,690	20,816
Hartford Financial Services Group Inc.	1,067,760	20,757
SLM Corp.	1,243,511	19,548
Macerich Co.	337,935	19,340
* CIT Group Inc.	486,335	19,157
XL Group plc Class A	794,703	19,097
SL Green Realty Corp.	230,372	18,446
Plum Creek Timber Co. Inc.	411,641	18,046
Charles Schwab Corp.	1,379,354	17,642
Lincoln National Corp.	727,622	17,601
Franklin Resources Inc.	134,370	16,806
Willis Group Holdings plc	442,370	16,332
NYSE Euronext	647,547	15,962
New York Community Bancorp Inc.	1,119,487	15,852
UDR Inc.	630,574	15,651
Comerica Inc.	501,390	15,568
Rayonier Inc.	312,110	15,297
Huntington Bancshares Inc.	2,204,417	15,210
Cincinnati Financial Corp.	393,137	14,896
Moody's Corp.	335,060	14,800
Everest Re Group Ltd.	134,684	14,406
Unum Group	728,711	14,006
Digital Realty Trust Inc.	199,260	13,918
Realty Income Corp.	340,020	13,903
Camden Property Trust	204,646	13,198
Torchmark Corp.	250,975	12,888
PartnerRe Ltd.	164,542	12,222
Leucadia National Corp.	529,989	12,057
Alexandria Real Estate Equities Inc.	158,276	11,636
WR Berkley Corp.	299,647	11,234
Regency Centers Corp.	229,218	11,170
* Alleghany Corp.	32,368	11,165
Federal Realty Investment Trust	105,840	11,145
People's United Financial Inc.	907,324	11,015
Raymond James Financial Inc.	298,638	10,945
Fidelity National Financial Inc. Class A	511,174	10,934
Reinsurance Group of America Inc. Class A	187,859	10,871
Liberty Property Trust	299,069	10,838
Arthur J Gallagher & Co.	302,163	10,823
* Markel Corp.	23,377	10,718
Ares Capital Corp.	623,638	10,689
Axis Capital Holdings Ltd.	296,875	10,367
Host Hotels & Resorts Inc.	640,972	10,288
RenaissanceRe Holdings Ltd.	131,959	10,166
Duke Realty Corp.	679,250	9,985
Zions Bancorporation	469,489	9,697
Senior Housing Properties Trust	445,213	9,697
DDR Corp.	575,567	8,841
HCC Insurance Holdings Inc.	257,944	8,742
Assurant Inc.	218,549	8,152

Cullen/Frost Bankers Inc.	140,709	8,081
First Republic Bank	232,379	8,008
Legg Mason Inc.	323,912	7,994
Commerce Bancshares Inc.	192,379	7,759
Piedmont Office Realty Trust Inc. Class A	440,230	7,634
NASDAQ OMX Group Inc.	324,973	7,570
Hospitality Properties Trust	314,897	7,488
White Mountains Insurance Group Ltd.	14,377	7,380
Chimera Investment Corp.	2,618,638	7,097
American Financial Group Inc.	185,863	7,044
Essex Property Trust Inc.	44,985	6,669
* Genworth Financial Inc. Class A	1,258,728	6,583
Hudson City Bancorp Inc.	791,272	6,299
Old Republic International Corp.	631,227	5,870
Assured Guaranty Ltd.	420,785	5,731
Validus Holdings Ltd.	154,761	5,248
Jefferies Group Inc.	342,573	4,690
Weingarten Realty Investors	147,179	4,137
BOK Financial Corp.	69,582	4,112
Jones Lang LaSalle Inc.	39,317	3,002
Erie Indemnity Co. Class A	36,673	2,357
		4,371,209
Health Care (12.9%)
Johnson & Johnson	7,001,380	482,465
Pfizer Inc.	19,098,459	474,597
Merck & Co. Inc.	7,757,540	349,865
Abbott Laboratories	4,012,958	275,128
Bristol-Myers Squibb Co.	4,308,102	145,399
Eli Lilly & Co.	2,663,709	126,287
Medtronic Inc.	2,645,418	114,070
WellPoint Inc.	843,989	48,960
Aetna Inc.	886,363	35,100
Cigna Corp.	735,080	34,674
Cardinal Health Inc.	882,354	34,385
* Watson Pharmaceuticals Inc.	324,797	27,660
Quest Diagnostics Inc.	408,158	25,890
* Life Technologies Corp.	455,248	22,253
* Boston Scientific Corp.	3,643,972	20,916
* CareFusion Corp.	565,754	16,062
Coventry Health Care Inc.	364,149	15,181
Humana Inc.	207,909	14,585
* Hospira Inc.	420,964	13,816
* Hologic Inc.	674,505	13,652
Omnicare Inc.	287,995	9,783
* Forest Laboratories Inc.	236,982	8,439
* Endo Health Solutions Inc.	194,209	6,160
Universal Health Services Inc. Class B	80,022	3,659
* Covance Inc.	49,836	2,327
* Bio-Rad Laboratories Inc. Class A	17,479	1,865
		2,323,178
Industrials (8.8%)
General Electric Co.	27,023,210	613,697
United Technologies Corp.	2,208,210	172,881
Honeywell International Inc.	1,888,003	112,808
General Dynamics Corp.	781,893	51,699
Raytheon Co.	850,340	48,605

Northrop Grumman Corp.	609,507	40,490
Eaton Corp.	818,482	38,681
Waste Management Inc.	1,120,596	35,949
Lockheed Martin Corp.	351,774	32,849
Parker Hannifin Corp.	385,339	32,207
Stanley Black & Decker Inc.	414,229	31,585
Cooper Industries plc	406,128	30,484
Republic Services Inc. Class A	802,327	22,072
* Delta Air Lines Inc.	2,166,146	19,842
L-3 Communications Holdings Inc.	248,327	17,808
Southwest Airlines Co.	1,957,212	17,165
* United Continental Holdings Inc.	846,585	16,508
Equifax Inc.	306,895	14,295
* Jacobs Engineering Group Inc.	328,891	13,297
* Quanta Services Inc.	533,111	13,168
Cintas Corp.	297,717	12,340
Xylem Inc.	472,697	11,888
* AGCO Corp.	247,821	11,767
KBR Inc.	378,303	11,281
Pentair Inc.	252,508	11,239
Iron Mountain Inc.	327,334	11,165
Hubbell Inc. Class B	132,612	10,707
Snap-on Inc.	148,076	10,642
* Hertz Global Holdings Inc.	695,509	9,549
Pall Corp.	147,548	9,368
SPX Corp.	129,048	8,441
Avery Dennison Corp.	264,163	8,406
Towers Watson & Co. Class A	150,543	7,986
Timken Co.	211,504	7,860
Manpower Inc.	204,405	7,522
Pitney Bowes Inc.	510,302	7,052
URS Corp.	192,953	6,813
* Spirit Aerosystems Holdings Inc. Class A	302,566	6,720
* AECOM Technology Corp.	260,181	5,505
^ RR Donnelley & Sons Co.	461,477	4,892
Masco Corp.	322,368	4,852
Robert Half International Inc.	173,716	4,626
IDEX Corp.	107,418	4,487
* Foster Wheeler AG	179,182	4,293
* Owens Corning	103,340	3,458
		1,578,949
Information Technology (6.5%)
Intel Corp.	12,831,625	291,021
Microsoft Corp.	6,749,329	200,995
Hewlett-Packard Co.	5,043,276	86,038
Corning Inc.	3,871,172	50,906
Texas Instruments Inc.	1,459,657	40,214
TE Connectivity Ltd.	1,090,105	37,075
Applied Materials Inc.	3,267,879	36,486
Seagate Technology plc	975,762	30,249
Paychex Inc.	831,840	27,692
Xerox Corp.	3,436,159	25,221
* Yahoo! Inc.	1,475,831	23,576
Xilinx Inc.	672,815	22,479
CA Inc.	842,094	21,697
KLA-Tencor Corp.	426,563	20,349
Maxim Integrated Products Inc.	744,931	19,830

Fidelity National Information Services Inc.	601,202	18,770
Dell Inc.	1,895,060	18,685
* SanDisk Corp.	403,729	17,534
Microchip Technology Inc.	493,458	16,156
Harris Corp.	290,008	14,854
Computer Sciences Corp.	395,621	12,743
* Synopsys Inc.	374,990	12,382
Western Digital Corp.	298,301	11,553
* Avnet Inc.	369,760	10,756
* Lam Research Corp.	337,737	10,735
* NVIDIA Corp.	788,707	10,521
Total System Services Inc.	409,699	9,710
* Arrow Electronics Inc.	284,848	9,602
Jabil Circuit Inc.	474,161	8,876
SAIC Inc.	696,586	8,387
* ON Semiconductor Corp.	1,157,470	7,142
* Flextronics International Ltd.	1,118,789	6,713
* Electronic Arts Inc.	526,565	6,682
* Ingram Micro Inc.	390,101	5,941
Molex Inc.	171,158	4,498
Molex Inc. Class A	185,739	4,034
* Polycom Inc.	160,608	1,585
Lexmark International Inc. Class A	177	4
		1,161,691
Materials (3.6%)
Freeport-McMoRan Copper & Gold Inc.	2,420,841	95,817
Dow Chemical Co.	3,048,877	88,296
LyondellBasell Industries NV Class A	806,280	41,652
International Paper Co.	1,058,655	38,450
Nucor Corp.	808,361	30,928
Newmont Mining Corp.	442,132	24,764
CF Industries Holdings Inc.	108,774	24,174
Alcoa Inc.	2,719,570	24,068
PPG Industries Inc.	194,482	22,334
Air Products & Chemicals Inc.	269,838	22,316
Eastman Chemical Co.	386,706	22,046
Ashland Inc.	199,963	14,317
Cliffs Natural Resources Inc.	363,203	14,212
Airgas Inc.	166,644	13,715
MeadWestvaco Corp.	435,777	13,335
Rock-Tenn Co. Class A	180,183	13,006
Valspar Corp.	225,453	12,648
International Flavors & Fragrances Inc.	206,604	12,309
Vulcan Materials Co.	214,380	10,140
Reliance Steel & Aluminum Co.	191,488	10,024
Martin Marietta Materials Inc.	116,303	9,638
Allegheny Technologies Inc.	259,335	8,273
Bemis Co. Inc.	262,769	8,269
Sonoco Products Co.	256,392	7,946
Huntsman Corp.	518,574	7,742
* Owens-Illinois Inc.	399,382	7,492
Domtar Corp.	93,574	7,326
Sealed Air Corp.	469,944	7,265
United States Steel Corp.	367,062	7,000
Steel Dynamics Inc.	532,925	5,985
Aptargroup Inc.	110,782	5,729
* Crown Holdings Inc.	133,389	4,902

Titanium Metals Corp.	223,276	2,865
Greif Inc. Class A	64,105	2,832
Walter Energy Inc.	56,257	1,826
		643,641
Telecommunication Services (5.8%)
AT&T Inc.	14,953,578	563,750
Verizon Communications Inc.	7,246,049	330,202
CenturyLink Inc.	1,584,619	64,019
* Sprint Nextel Corp.	7,645,994	42,206
^ Windstream Corp.	1,500,007	15,165
^ Frontier Communications Corp.	2,545,362	12,472
Telephone & Data Systems Inc.	246,720	6,319
* MetroPCS Communications Inc.	394,892	4,624
* Level 3 Communications Inc.	135,291	3,108
* United States Cellular Corp.	33,157	1,297
		1,043,162
Utilities (6.9%)
Duke Energy Corp.	1,795,166	116,327
Southern Co.	2,215,666	102,120
Exelon Corp.	2,174,125	77,355
Dominion Resources Inc.	1,457,689	77,170
NextEra Energy Inc.	1,010,625	71,077
American Electric Power Co. Inc.	1,235,391	54,283
FirstEnergy Corp.	1,066,846	47,048
PG&E Corp.	1,077,278	45,967
Consolidated Edison Inc.	747,212	44,751
PPL Corp.	1,478,828	42,960
Public Service Enterprise Group Inc.	1,290,618	41,532
Sempra Energy	584,020	37,663
Edison International	789,150	36,056
Xcel Energy Inc.	1,241,450	34,401
Entergy Corp.	451,641	31,299
Northeast Utilities	799,564	30,567
DTE Energy Co.	433,660	25,994
ONEOK Inc.	503,250	24,312
Wisconsin Energy Corp.	587,464	22,130
CenterPoint Energy Inc.	1,034,902	22,043
Ameren Corp.	618,595	20,210
NiSource Inc.	724,278	18,455
* AES Corp.	1,663,206	18,245
American Water Works Co. Inc.	449,180	16,647
CMS Energy Corp.	666,869	15,705
SCANA Corp.	316,744	15,289
Pinnacle West Capital Corp.	279,087	14,736
OGE Energy Corp.	251,289	13,937
NRG Energy Inc.	580,463	12,416
Alliant Energy Corp.	282,841	12,273
AGL Resources Inc.	298,980	12,231
Pepco Holdings Inc.	581,871	10,997
NV Energy Inc.	601,600	10,835
Integrys Energy Group Inc.	199,568	10,417
MDU Resources Group Inc.	457,222	10,077
National Fuel Gas Co.	180,282	9,742
TECO Energy Inc.	522,613	9,271
UGI Corp.	286,348	9,092
Aqua America Inc.	354,582	8,779

* Calpine Corp.		281,136	4,864
			1,239,273
Total Common Stocks (Cost $16,950,053)			17,938,645
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
$13,027)	0.163%	13,027,201	13,027

Total Investments (100.1%) (Cost $16,963,080)			17,951,672
Other Assets and Liabilities-Net (-0.1%)[2]			(11,471)
Net Assets (100%)			17,940,201

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,550,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $13,027,000 of collateral received for securities on loan. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $16,963,080,000. Net unrealized appreciation of investment securities for tax purposes was $988,592,000, consisting of unrealized gains of $2,491,156,000 on securities that had risen in value since their purchase and $1,502,564,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (18.5%)
	McDonald's Corp.	3,930,634	360,636
	Home Depot Inc.	5,920,421	357,416
*	Amazon.com Inc.	1,394,068	354,539
	Comcast Corp. Class A	9,033,027	323,111
	Target Corp.	2,429,541	154,203
	News Corp. Class A	6,277,766	153,994
	Starbucks Corp.	2,933,703	148,885
	NIKE Inc. Class B	1,424,889	135,236
*	DIRECTV	2,533,409	132,903
	TJX Cos. Inc.	2,865,846	128,361
	Walt Disney Co.	2,298,622	120,172
*	priceline.com Inc.	192,589	119,161
	Yum! Brands Inc.	1,781,296	118,171
	Time Warner Cable Inc.	1,208,673	114,896
	Viacom Inc. Class B	1,842,625	98,746
	Lowe's Cos. Inc.	2,958,386	89,462
	CBS Corp. Class B	2,338,880	84,972
	Las Vegas Sands Corp.	1,591,049	73,777
	Coach Inc.	1,111,638	62,274
*	Bed Bath & Beyond Inc.	899,132	56,645
	Ross Stores Inc.	876,153	56,599
	VF Corp.	339,028	54,028
	McGraw-Hill Cos. Inc.	973,640	53,151
*	Dollar General Corp.	1,016,080	52,369
*	AutoZone Inc.	132,539	48,996
	Limited Brands Inc.	964,290	47,501
	Comcast Corp.	1,358,896	47,290
	Johnson Controls Inc.	1,710,343	46,863
	Starwood Hotels & Resorts Worldwide Inc.	764,521	44,312
	Gap Inc.	1,234,357	44,165
*	Dollar Tree Inc.	897,313	43,318
*	Liberty Media Corp. - Liberty Capital Class A	407,257	42,424
	News Corp. Class B	1,698,946	42,134
*	O'Reilly Automotive Inc.	487,789	40,789
	Marriott International Inc. Class A	1,024,335	40,051
*	Chipotle Mexican Grill Inc. Class A	122,642	38,944
*	Sirius XM Radio Inc.	14,701,897	38,225
	Harley-Davidson Inc.	895,637	37,948
	Ralph Lauren Corp. Class A	239,292	36,188
	Wynn Resorts Ltd.	311,031	35,905
	Omnicom Group Inc.	685,512	35,345
*	Liberty Global Inc.	620,367	35,001
*	Discovery Communications Inc. Class A	564,333	33,651
*	BorgWarner Inc.	443,373	30,642
	Tiffany & Co.	490,153	30,331
	PetSmart Inc.	419,209	28,917
*	Lululemon Athletica Inc.	389,716	28,816
	Tractor Supply Co.	278,740	27,565
	Family Dollar Stores Inc.	383,719	25,441

*	CarMax Inc.	882,591	24,977
	PVH Corp.	266,129	24,942
*	Delphi Automotive plc	783,932	24,302
	Ulta Salon Cosmetics & Fragrance Inc.	231,125	22,258
*	Discovery Communications Inc.	396,292	22,208
*	Liberty Global Inc. Class A	355,842	21,617
	Lennar Corp. Class A	611,140	21,249
	Scripps Networks Interactive Inc. Class A	345,891	21,179
*	PulteGroup Inc.	1,335,498	20,700
	Polaris Industries Inc.	252,287	20,402
*	LKQ Corp.	1,083,345	20,042
	Virgin Media Inc.	663,369	19,530
	Advance Auto Parts Inc.	284,254	19,454
*	Panera Bread Co. Class A	109,686	18,744
	Dick's Sporting Goods Inc.	360,338	18,684
*	Sally Beauty Holdings Inc.	694,873	17,434
*	Fossil Inc.	203,605	17,245
*	Under Armour Inc. Class A	301,597	16,838
*	Urban Outfitters Inc.	448,242	16,836
	Signet Jewelers Ltd.	329,293	16,056
*	MGM Resorts International	1,418,238	15,246
*	Liberty Interactive Corp. Class A	717,404	13,272
*	TripAdvisor Inc.	399,337	13,150
	DISH Network Corp. Class A	408,804	12,513
*	Apollo Group Inc. Class A	418,318	12,152
	Cablevision Systems Corp. Class A	755,368	11,973
*	Charter Communications Inc. Class A	155,456	11,670
	Tupperware Brands Corp.	216,302	11,592
*	Goodyear Tire & Rubber Co.	946,649	11,540
	Abercrombie & Fitch Co.	328,148	11,131
*	Netflix Inc.	203,967	11,104
*	Toll Brothers Inc.	290,170	9,642
	Interpublic Group of Cos. Inc.	856,974	9,530
	Gentex Corp.	557,809	9,488
	Dunkin' Brands Group Inc.	302,842	8,841
*,^ Sears Holdings Corp.		144,059	7,994
*	NVR Inc.	9,305	7,858
*	Tempur-Pedic International Inc.	245,604	7,341
^	Garmin Ltd.	158,345	6,609
*	AutoNation Inc.	141,871	6,196
*	Lamar Advertising Co. Class A	157,697	5,844
	Weight Watchers International Inc.	107,536	5,678
*,^ Deckers Outdoor Corp.		148,762	5,451
	Williams-Sonoma Inc.	121,305	5,334
	International Game Technology	399,791	5,233
*	Hyatt Hotels Corp. Class A	62,263	2,500
*,^ Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012		46,188	126
			4,998,174
Consumer Staples (10.8%)
	Coca-Cola Co.	15,706,344	595,742
	Philip Morris International Inc.	6,596,913	593,326
	Wal-Mart Stores Inc.	7,197,910	531,206
	Colgate-Palmolive Co.	1,845,855	197,913
	Costco Wholesale Corp.	1,675,639	167,773
	PepsiCo Inc.	2,117,229	149,836
	Walgreen Co.	3,336,959	121,599
	Whole Foods Market Inc.	674,479	65,694

	Mead Johnson Nutrition Co.	788,543	57,784
	Estee Lauder Cos. Inc. Class A	916,427	56,424
	Kellogg Co.	967,957	50,005
	General Mills Inc.	1,252,032	49,893
	Kroger Co.	2,061,217	48,521
	Hershey Co.	599,098	42,470
*	Monster Beverage Corp.	579,257	31,373
	Brown-Forman Corp. Class B	472,720	30,845
	HJ Heinz Co.	432,968	24,225
	Herbalife Ltd.	451,850	21,418
	Energizer Holdings Inc.	253,003	18,877
	Clorox Co.	239,050	17,223
	Beam Inc.	274,373	15,787
	Church & Dwight Co. Inc.	268,701	14,507
*,^ Green Mountain Coffee Roasters Inc.		510,762	12,131
	Hillshire Brands Co.	298,678	7,999
	Hormel Foods Corp.	196,428	5,744
	Ingredion Inc.	103,252	5,695
			2,934,010
Energy (6.6%)
	Schlumberger Ltd.	5,157,992	373,078
	Anadarko Petroleum Corp.	1,932,203	135,100
	National Oilwell Varco Inc.	1,648,470	132,059
	Halliburton Co.	3,570,031	120,274
	EOG Resources Inc.	1,042,707	116,835
	Williams Cos. Inc.	2,419,868	84,623
	Kinder Morgan Inc.	2,176,196	77,298
	Noble Energy Inc.	687,645	63,752
*	Cameron International Corp.	952,560	53,410
	Pioneer Natural Resources Co.	452,017	47,191
*	Southwestern Energy Co.	1,350,562	46,972
	Range Resources Corp.	627,386	43,835
*	FMC Technologies Inc.	924,815	42,819
*	Concho Resources Inc.	382,241	36,217
	EQT Corp.	578,566	34,135
	Baker Hughes Inc.	593,500	26,844
	CONSOL Energy Inc.	880,093	26,447
*	Denbury Resources Inc.	1,510,884	24,416
	Cabot Oil & Gas Corp.	527,495	23,684
	Oceaneering International Inc.	418,819	23,140
	Core Laboratories NV	183,653	22,310
	QEP Resources Inc.	689,884	21,842
*	Whiting Petroleum Corp.	456,370	21,623
	Helmerich & Payne Inc.	415,613	19,787
*	Dresser-Rand Group Inc.	292,516	16,120
*	Cobalt International Energy Inc.	706,422	15,732
*	Kinder Morgan Management LLC	192,159	14,681
*	Continental Resources Inc.	175,065	13,462
	SM Energy Co.	248,227	13,432
*	Weatherford International Ltd.	1,026,893	13,021
*	Ultra Petroleum Corp.	591,509	13,001
*	WPX Energy Inc.	768,693	12,753
*	Plains Exploration & Production Co.	324,122	12,145
	HollyFrontier Corp.	265,925	10,975
*	SandRidge Energy Inc.	1,420,040	9,898
	Diamond Offshore Drilling Inc.	94,054	6,190
	Sunoco Inc.	122,183	5,722

* Superior Energy Services Inc.	213,486	4,381
* Laredo Petroleum Holdings Inc.	99,374	2,184
		1,781,388
Financials (5.1%)
American Express Co.	4,006,423	227,805
Simon Property Group Inc.	1,172,220	177,955
* Berkshire Hathaway Inc. Class B	1,243,150	109,646
American Tower Corporation	1,526,183	108,954
Public Storage	563,832	78,469
Equity Residential	1,162,745	66,893
T. Rowe Price Group Inc.	986,651	62,455
* American International Group Inc.	1,499,116	49,156
Franklin Resources Inc.	378,729	47,368
Northern Trust Corp.	839,610	38,971
* IntercontinentalExchange Inc.	281,411	37,543
General Growth Properties Inc.	1,632,363	31,798
Host Hotels & Resorts Inc.	1,806,070	28,987
Charles Schwab Corp.	2,092,591	26,764
* Affiliated Managers Group Inc.	198,679	24,438
Boston Properties Inc.	202,721	22,423
* CBRE Group Inc. Class A	1,205,388	22,191
Aon plc	418,201	21,868
* Arch Capital Group Ltd.	523,862	21,835
Weyerhaeuser Co.	727,550	19,018
Taubman Centers Inc.	227,351	17,445
* MSCI Inc. Class A	470,304	16,832
TD Ameritrade Holding Corp.	848,442	13,041
Eaton Vance Corp.	446,557	12,932
Brown & Brown Inc.	471,085	12,281
Moody's Corp.	273,829	12,095
SEI Investments Co.	543,159	11,651
Digital Realty Trust Inc.	162,789	11,371
Essex Property Trust Inc.	68,093	10,094
CBOE Holdings Inc.	338,278	9,952
Federal Realty Investment Trust	86,536	9,112
Jones Lang LaSalle Inc.	109,916	8,392
Weingarten Realty Investors	222,856	6,264
LPL Financial Holdings Inc.	214,303	6,116
Hudson City Bancorp Inc.	644,124	5,127
Erie Indemnity Co. Class A	55,299	3,554
		1,390,796
Health Care (10.5%)
Amgen Inc.	3,008,077	253,641
UnitedHealth Group Inc.	4,012,687	222,343
* Express Scripts Holding Co.	3,115,503	195,249
* Gilead Sciences Inc.	2,929,212	194,295
* Biogen Idec Inc.	880,182	131,350
* Celgene Corp.	1,703,723	130,164
Baxter International Inc.	2,151,795	129,667
Covidien plc	1,865,368	110,840
Allergan Inc.	1,189,438	108,929
* Alexion Pharmaceuticals Inc.	742,978	84,997
Thermo Fisher Scientific Inc.	1,420,594	83,573
McKesson Corp.	910,440	78,325
* Intuitive Surgical Inc.	153,560	76,109
Stryker Corp.	1,178,725	65,608

Becton Dickinson and Co.	784,086	61,598
Agilent Technologies Inc.	1,344,265	51,687
St. Jude Medical Inc.	1,212,868	51,098
* Edwards Lifesciences Corp.	443,237	47,590
Zimmer Holdings Inc.	681,367	46,074
* Vertex Pharmaceuticals Inc.	816,432	45,679
* Regeneron Pharmaceuticals Inc.	287,897	43,950
* Cerner Corp.	560,419	43,382
* Mylan Inc.	1,658,181	40,460
Perrigo Co.	343,266	39,877
AmerisourceBergen Corp. Class A	978,594	37,881
* DaVita Inc.	363,702	37,683
* Laboratory Corp. of America Holdings	374,374	34,618
CR Bard Inc.	308,402	32,274
* Waters Corp.	343,756	28,645
* Henry Schein Inc.	347,583	27,553
* Varian Medical Systems Inc.	431,202	26,010
* Forest Laboratories Inc.	667,902	23,784
* Illumina Inc.	477,418	23,012
HCA Holdings Inc.	678,816	22,571
ResMed Inc.	552,163	22,346
Humana Inc.	315,678	22,145
* IDEXX Laboratories Inc.	212,858	21,147
* Onyx Pharmaceuticals Inc.	249,016	21,042
DENTSPLY International Inc.	548,190	20,908
* Mettler-Toledo International Inc.	121,590	20,760
* BioMarin Pharmaceutical Inc.	472,529	19,029
Patterson Cos. Inc.	343,420	11,759
Warner Chilcott plc Class A	823,521	11,117
Universal Health Services Inc. Class B	225,032	10,291
* Allscripts Healthcare Solutions Inc.	701,547	8,720
* Covance Inc.	139,528	6,515
* Bio-Rad Laboratories Inc. Class A	49,434	5,276
* Endo Health Solutions Inc.	158,161	5,017
		2,836,588
Industrials (11.2%)
3M Co.	2,549,591	235,633
Union Pacific Corp.	1,851,671	219,793
Caterpillar Inc.	2,523,770	217,145
United Parcel Service Inc. Class B	2,807,036	200,900
Boeing Co.	2,752,328	191,617
Emerson Electric Co.	2,837,416	136,962
Danaher Corp.	2,277,487	125,603
Deere & Co.	1,461,388	120,550
Tyco International Ltd.	1,790,236	100,719
Illinois Tool Works Inc.	1,661,662	98,819
FedEx Corp.	1,158,742	98,053
Precision Castparts Corp.	561,418	91,702
CSX Corp.	4,019,282	83,400
Norfolk Southern Corp.	1,260,010	80,174
Cummins Inc.	706,171	65,116
PACCAR Inc.	1,310,808	52,465
Ingersoll-Rand plc	1,155,564	51,792
Lockheed Martin Corp.	533,732	49,840
WW Grainger Inc.	230,630	48,056
Fastenal Co.	1,085,133	46,650
Dover Corp.	710,332	42,258

Roper Industries Inc.	376,878	41,415
Rockwell Automation Inc.	552,050	38,395
C.H. Robinson Worldwide Inc.	629,022	36,829
Fluor Corp.	654,209	36,819
AMETEK Inc.	932,531	33,058
Kansas City Southern	425,438	32,240
Expeditors International of Washington Inc.	821,493	29,870
* Stericycle Inc.	329,104	29,791
Rockwell Collins Inc.	532,873	28,583
Textron Inc.	1,084,201	28,374
Flowserve Corp.	211,417	27,006
* TransDigm Group Inc.	187,651	26,622
* Verisk Analytics Inc. Class A	545,903	25,990
Joy Global Inc.	409,286	22,945
* IHS Inc. Class A	216,338	21,061
Donaldson Co. Inc.	547,100	18,990
JB Hunt Transport Services Inc.	362,254	18,852
* B/E Aerospace Inc.	402,033	16,926
Dun & Bradstreet Corp.	185,035	14,733
* Nielsen Holdings NV	488,299	14,639
* WABCO Holdings Inc.	249,163	14,369
Pall Corp.	224,006	14,222
Waste Connections Inc.	453,445	13,717
Masco Corp.	904,921	13,619
MSC Industrial Direct Co. Inc. Class A	182,795	12,331
Gardner Denver Inc.	193,775	11,706
* Copart Inc.	417,144	11,567
* Babcock & Wilcox Co.	412,862	10,516
* Sensata Technologies Holding NV	342,472	10,195
* Owens Corning	290,505	9,720
Robert Half International Inc.	262,946	7,002
IDEX Corp.	162,502	6,788
* Foster Wheeler AG	146,233	3,504
* Navistar International Corp.	64	1
		3,039,642
Information Technology (33.0%)
Apple Inc.	3,616,717	2,413,291
International Business Machines Corp.	4,238,469	879,270
* Google Inc. Class A	1,005,569	758,702
Microsoft Corp.	19,008,767	566,081
Oracle Corp.	15,394,519	484,773
QUALCOMM Inc.	6,630,616	414,347
Cisco Systems Inc.	20,719,796	395,541
Visa Inc. Class A	2,042,175	274,223
* EMC Corp.	8,121,433	221,471
* eBay Inc.	4,494,870	217,597
Mastercard Inc. Class A	422,067	190,555
Accenture plc Class A	2,492,589	174,556
Automatic Data Processing Inc.	1,891,711	110,968
* Cognizant Technology Solutions Corp. Class A	1,177,687	82,344
* Salesforce.com Inc.	507,049	77,421
Broadcom Corp. Class A	1,926,155	66,606
Intuit Inc.	1,079,070	63,536
* Adobe Systems Inc.	1,918,933	62,289
Texas Instruments Inc.	2,213,092	60,971
* Citrix Systems Inc.	720,165	55,143
Motorola Solutions Inc.	1,016,667	51,393

* Symantec Corp.	2,787,704	50,179
* Teradata Corp.	652,553	49,209
* NetApp Inc.	1,404,179	46,169
Analog Devices Inc.	1,154,066	45,228
Western Union Co.	2,370,742	43,195
* Red Hat Inc.	746,027	42,479
Altera Corp.	1,248,097	42,417
* Fiserv Inc.	527,935	39,083
* Equinix Inc.	185,949	38,315
* Facebook Inc. Class A	1,721,918	37,280
Amphenol Corp. Class A	626,692	36,900
* Yahoo! Inc.	2,239,449	35,775
* Juniper Networks Inc.	2,048,533	35,050
* F5 Networks Inc.	307,061	32,149
Avago Technologies Ltd.	896,318	31,250
* VMware Inc. Class A	319,930	30,950
* VeriSign Inc.	611,055	29,752
* Autodesk Inc.	888,790	29,659
* LinkedIn Corp. Class A	241,055	29,023
Linear Technology Corp.	890,351	28,358
Dell Inc.	2,875,589	28,353
* Alliance Data Systems Corp.	194,816	27,654
* Rackspace Hosting Inc.	418,232	27,641
* Akamai Technologies Inc.	693,019	26,515
* ANSYS Inc.	360,208	26,439
* BMC Software Inc.	615,530	25,538
* Nuance Communications Inc.	948,843	23,617
* Trimble Navigation Ltd.	483,792	23,058
* Micron Technology Inc.	3,827,742	22,909
Activision Blizzard Inc.	1,719,923	19,401
* TIBCO Software Inc.	637,980	19,286
Western Digital Corp.	452,753	17,535
* Skyworks Solutions Inc.	733,535	17,286
Marvell Technology Group Ltd.	1,852,624	16,952
* Gartner Inc.	360,809	16,630
* NVIDIA Corp.	1,196,706	15,964
FactSet Research Systems Inc.	165,073	15,916
IAC/InterActiveCorp	293,768	15,294
* MICROS Systems Inc.	310,836	15,268
* LSI Corp.	2,200,380	15,205
* Informatica Corp.	418,784	14,578
* SanDisk Corp.	329,990	14,331
* Riverbed Technology Inc.	582,527	13,555
Global Payments Inc.	303,885	12,712
FLIR Systems Inc.	596,464	11,914
Solera Holdings Inc.	268,805	11,792
* Fortinet Inc.	486,834	11,752
* VeriFone Systems Inc.	416,468	11,599
* Cree Inc.	426,838	10,897
* Atmel Corp.	1,716,768	9,030
* Lam Research Corp.	275,991	8,772
* Advanced Micro Devices Inc.	2,306,224	7,772
* Dolby Laboratories Inc. Class A	192,221	6,295
* Flextronics International Ltd.	914,105	5,485
* Electronic Arts Inc.	430,280	5,460
* Polycom Inc.	448,671	4,428
* Zynga Inc. Class A	763,558	2,168

*	Freescale Semiconductor Ltd.		191,161	1,818
*	Rovi Corp.		114	2
*	Acme Packet Inc.		60	1
				8,954,320
Materials (3.8%)
	Monsanto Co.		2,063,197	187,792
	EI du Pont de Nemours & Co.		3,624,357	182,197
	Praxair Inc.		1,155,292	120,012
	Ecolab Inc.		1,130,131	73,244
	Newmont Mining Corp.		1,245,792	69,777
	Mosaic Co.		1,147,602	66,113
	Sherwin-Williams Co.		339,565	50,565
	PPG Industries Inc.		295,053	33,884
	Air Products & Chemicals Inc.		408,910	33,817
	Sigma-Aldrich Corp.		467,626	33,655
	FMC Corp.		530,538	29,381
	Ball Corp.		575,686	24,357
	Celanese Corp. Class A		604,862	22,930
	CF Industries Holdings Inc.		88,854	19,747
	Albemarle Corp.		345,064	18,178
*	WR Grace & Co.		274,106	16,194
*	Crown Holdings Inc.		374,429	13,760
	Vulcan Materials Co.		175,180	8,286
	Scotts Miracle-Gro Co. Class A		165,436	7,192
	Walter Energy Inc.		157,299	5,106
	Aptargroup Inc.		90,222	4,665
*,^ Molycorp Inc.			306,887	3,529
				1,024,381
Telecommunication Services (0.4%)
*	Crown Castle International Corp.		1,133,315	72,646
*	SBA Communications Corp. Class A		469,194	29,512
*	Level 3 Communications Inc.		380,886	8,749
*	MetroPCS Communications Inc.		597,497	6,997
*	NII Holdings Inc.		177	1
				117,905
Utilities (0.1%)
	ITC Holdings Corp.		198,720	15,019
*	Calpine Corp.		789,144	13,652
				28,671
Total Common Stocks (Cost $20,085,819)				27,105,875
		Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$17,455)	0.163%	17,455,000	17,455

Total Investments (100.1%) (Cost $20,103,274)				27,123,330
Other Assets and Liabilities-Net (-0.1%)[2]				(17,476)
Net Assets (100%)				27,105,854

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,683,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $17,455,000 of collateral received for securities on loan.

Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $20,103,274,000. Net unrealized appreciation of investment securities for tax purposes was $7,020,056,000, consisting of unrealized gains of $7,619,333,000 on securities that had risen in value since their purchase and $599,277,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (13.3%)
	Jarden Corp.	1,223,798	64,665
	GNC Holdings Inc. Class A	1,443,028	56,235
*	Hanesbrands Inc.	1,577,833	50,301
	Chico's FAS Inc.	2,712,027	49,115
	Service Corp. International	3,511,235	47,261
*	Ascena Retail Group Inc.	2,116,661	45,402
*	Penn National Gaming Inc.	1,052,344	45,356
*	Carter's Inc.	810,174	43,620
	Brinker International Inc.	1,219,145	43,036
*	Cabela's Inc.	739,735	40,449
	Six Flags Entertainment Corp.	656,495	38,602
*	Madison Square Garden Co. Class A	952,564	38,360
	Cinemark Holdings Inc.	1,672,061	37,504
*	AMC Networks Inc. Class A	847,203	36,870
	John Wiley & Sons Inc. Class A	773,426	35,539
	DSW Inc. Class A	530,087	35,367
	Wolverine World Wide Inc.	787,031	34,921
	Sotheby's	1,095,591	34,511
*	Warnaco Group Inc.	663,801	34,451
*	Bally Technologies Inc.	697,106	34,430
	Dillard's Inc. Class A	471,294	34,084
*	Visteon Corp.	763,779	33,958
	Rent-A-Center Inc.	960,910	33,709
	Vail Resorts Inc.	582,413	33,576
	Domino's Pizza Inc.	889,712	33,542
	Brunswick Corp.	1,444,454	32,688
	Aaron's Inc.	1,168,386	32,493
	HSN Inc.	652,442	32,002
	Pool Corp.	768,126	31,939
*	Big Lots Inc.	1,070,559	31,667
*	Life Time Fitness Inc.	658,841	30,135
	Pier 1 Imports Inc.	1,594,053	29,873
*	ANN Inc.	788,942	29,767
	Cheesecake Factory Inc.	829,828	29,666
	Dana Holding Corp.	2,388,498	29,379
^,* Tesla Motors Inc.		1,002,354	29,349
*	Steven Madden Ltd.	645,124	28,205
*	Select Comfort Corp.	871,313	27,490
*	Tenneco Inc.	981,693	27,487
	Men's Wearhouse Inc.	782,232	26,932
	Thor Industries Inc.	726,696	26,394
*	Genesco Inc.	394,787	26,344
*	Buffalo Wild Wings Inc.	300,196	25,739
	MDC Holdings Inc.	659,606	25,401
*	Hibbett Sports Inc.	424,654	25,246
	Morningstar Inc.	399,689	25,037
*	Vitamin Shoppe Inc.	428,530	24,992
*	Gaylord Entertainment Co.	606,751	23,985
*	Crocs Inc.	1,454,239	23,573

*	Children's Place Retail Stores Inc.	392,476	23,549
^,* Coinstar Inc.		506,253	22,771
	Cracker Barrel Old Country Store Inc.	338,279	22,702
*	Fifth & Pacific Cos. Inc.	1,758,535	22,474
	Penske Automotive Group Inc.	730,397	21,978
*	Liberty Ventures Class A	441,422	21,912
*	Jos A Bank Clothiers Inc.	450,170	21,824
^	DeVry Inc.	953,102	21,693
	Ryland Group Inc.	721,367	21,641
*	DreamWorks Animation SKG Inc. Class A	1,124,825	21,630
	Wendy's Co.	4,734,409	21,542
*	Collective Brands Inc.	984,749	21,379
	Group 1 Automotive Inc.	352,503	21,231
^	Buckle Inc.	465,057	21,128
*	New York Times Co. Class A	2,143,029	20,916
*	Iconix Brand Group Inc.	1,146,336	20,909
*	Meritage Homes Corp.	538,712	20,487
^	Meredith Corp.	583,669	20,428
*	Live Nation Entertainment Inc.	2,307,643	19,869
	Regal Entertainment Group Class A	1,383,962	19,472
*	Lumber Liquidators Holdings Inc.	378,439	19,179
*	Jack in the Box Inc.	679,381	19,097
	Finish Line Inc. Class A	821,006	18,670
^,* Saks Inc.		1,802,718	18,586
*	BJ's Restaurants Inc.	407,124	18,463
	Bob Evans Farms Inc.	471,217	18,439
	Hillenbrand Inc.	1,012,278	18,413
	Cooper Tire & Rubber Co.	957,387	18,363
*	Express Inc.	1,229,627	18,223
^,* Lions Gate Entertainment Corp.		1,166,492	17,812
*	Aeropostale Inc.	1,314,345	17,783
	Texas Roadhouse Inc. Class A	1,018,606	17,418
*	Francesca's Holdings Corp.	564,676	17,353
	Regis Corp.	930,889	17,110
*	Shutterfly Inc.	549,584	17,103
	Jones Group Inc.	1,328,105	17,093
^,* Valassis Communications Inc.		691,488	17,073
	Monro Muffler Brake Inc.	474,655	16,703
*	Papa John's International Inc.	308,199	16,461
	Arbitron Inc.	427,818	16,214
	KB Home	1,122,221	16,104
*	Peet's Coffee & Tea Inc.	214,357	15,721
*	Helen of Troy Ltd.	486,997	15,501
^	Sturm Ruger & Co. Inc.	309,612	15,323
	Choice Hotels International Inc.	470,055	15,037
	National CineMedia Inc.	906,790	14,844
*	Dorman Products Inc.	468,036	14,748
*	WMS Industries Inc.	890,791	14,591
*	Grand Canyon Education Inc.	618,888	14,562
*	Shuffle Master Inc.	902,600	14,270
*	DineEquity Inc.	251,774	14,099
*	Orient-Express Hotels Ltd. Class A	1,580,866	14,070
*	Standard Pacific Corp.	2,062,857	13,945
	Scholastic Corp.	428,513	13,618
	Matthews International Corp. Class A	456,052	13,599
	Churchill Downs Inc.	210,502	13,203
	Cato Corp. Class A	443,402	13,173

*	American Axle & Manufacturing Holdings Inc.	1,149,888	12,959
*	Asbury Automotive Group Inc.	458,869	12,825
	Oxford Industries Inc.	226,790	12,802
*	Skechers U.S.A. Inc. Class A	626,209	12,775
^,* HomeAway Inc.		531,718	12,469
*	Pinnacle Entertainment Inc.	1,011,347	12,389
^	Strayer Education Inc.	191,880	12,347
*	La-Z-Boy Inc.	836,535	12,239
	Interval Leisure Group Inc.	640,469	12,124
	Lithia Motors Inc. Class A	363,243	12,100
	International Speedway Corp. Class A	422,618	11,990
	Belo Corp. Class A	1,526,104	11,949
	Columbia Sportswear Co.	218,414	11,794
*	Office Depot Inc.	4,589,034	11,748
*	Smith & Wesson Holding Corp.	1,049,340	11,553
	Sonic Automotive Inc. Class A	598,062	11,351
	Brown Shoe Co. Inc.	692,965	11,108
*	Marriott Vacations Worldwide Corp.	304,887	10,982
	OfficeMax Inc.	1,400,219	10,936
	Stewart Enterprises Inc. Class A	1,280,491	10,750
*	American Public Education Inc.	291,458	10,618
*	Ascent Capital Group Inc. Class A	196,026	10,587
*	Zumiez Inc.	379,999	10,537
	Stage Stores Inc.	496,890	10,465
*	Steiner Leisure Ltd.	222,371	10,351
^,* Pandora Media Inc.		943,493	10,331
	Movado Group Inc.	299,364	10,095
*	G-III Apparel Group Ltd.	274,604	9,858
*	Drew Industries Inc.	324,023	9,789
*	AFC Enterprises Inc.	393,793	9,687
*	iRobot Corp.	421,952	9,604
	Ameristar Casinos Inc.	533,130	9,490
	Sinclair Broadcast Group Inc. Class A	845,134	9,474
^,* ITT Educational Services Inc.		292,753	9,435
	Ethan Allen Interiors Inc.	420,098	9,209
*	Sonic Corp.	882,357	9,062
	CEC Entertainment Inc.	296,709	8,937
^,* K12 Inc.		442,019	8,929
^	American Greetings Corp. Class A	521,600	8,763
	Pep Boys-Manny Moe & Jack	854,785	8,702
*	Arctic Cat Inc.	204,484	8,478
	True Religion Apparel Inc.	395,569	8,437
^,* Blue Nile Inc.		223,545	8,291
	Fred's Inc. Class A	571,979	8,139
*	Conn's Inc.	365,627	8,062
*	Biglari Holdings Inc.	22,029	8,042
*	rue21 inc	257,729	8,028
	Core-Mark Holding Co. Inc.	165,872	7,980
^,* Vera Bradley Inc.		327,729	7,816
*	Maidenform Brands Inc.	380,573	7,794
*	LeapFrog Enterprises Inc.	854,633	7,709
*	Denny's Corp.	1,555,095	7,542
*	Scientific Games Corp. Class A	903,562	7,472
*	Red Robin Gourmet Burgers Inc.	225,411	7,339
*	Capella Education Co.	207,170	7,263
*	Beazer Homes USA Inc.	1,991,252	7,069
*	Krispy Kreme Doughnuts Inc.	861,567	6,832

	Superior Industries International Inc.	395,733	6,763
*	M/I Homes Inc.	340,640	6,588
	Callaway Golf Co.	1,051,716	6,458
^,* Boyd Gaming Corp.		910,295	6,427
^,* Barnes & Noble Inc.		486,720	6,220
*	Quiksilver Inc.	1,873,099	6,219
*	America's Car-Mart Inc.	136,477	6,206
^,* Mattress Firm Holding Corp.		218,539	6,152
*	Ruby Tuesday Inc.	825,355	5,984
*	Winnebago Industries Inc.	472,696	5,970
*	Gentherm Inc.	477,984	5,946
	Hot Topic Inc.	648,087	5,638
^,* Hovnanian Enterprises Inc. Class A		1,620,501	5,607
	Standard Motor Products Inc.	298,004	5,489
	Shoe Carnival Inc.	231,037	5,436
*	EW Scripps Co. Class A	489,356	5,212
	JAKKS Pacific Inc.	356,035	5,187
*	Modine Manufacturing Co.	680,151	5,020
*	Libbey Inc.	315,384	4,977
	Harte-Hanks Inc.	713,233	4,943
	Universal Technical Institute Inc.	359,163	4,921
*	Digital Generation Inc.	403,434	4,583
	Nutrisystem Inc.	434,788	4,578
*	Perry Ellis International Inc.	203,762	4,493
*	Wet Seal Inc. Class A	1,389,775	4,378
*	Bravo Brio Restaurant Group Inc.	300,107	4,367
	Blyth Inc.	166,354	4,324
	Haverty Furniture Cos. Inc.	306,060	4,248
*	Fuel Systems Solutions Inc.	242,762	4,173
*	Stein Mart Inc.	455,105	3,873
	Clear Channel Outdoor Holdings Inc. Class A	644,319	3,853
^	RadioShack Corp.	1,608,071	3,827
*	Universal Electronics Inc.	217,593	3,825
	World Wrestling Entertainment Inc. Class A	460,159	3,704
	Marcus Corp.	331,429	3,679
*	Federal-Mogul Corp.	399,824	3,658
	Speedway Motorsports Inc.	234,676	3,614
*	Exide Technologies	1,139,499	3,532
	Destination Maternity Corp.	184,461	3,449
^,* Skullcandy Inc.		243,120	3,343
^	PetMed Express Inc.	328,866	3,302
*	Career Education Corp.	869,919	3,280
*	Steinway Musical Instruments Inc.	130,029	3,168
*	Corinthian Colleges Inc.	1,314,567	3,129
*	Unifi Inc.	243,615	3,123
*	Citi Trends Inc.	240,991	3,026
*	Bridgepoint Education Inc.	296,815	3,013
	bebe stores inc	613,763	2,946
	CSS Industries Inc.	139,948	2,876
	Weyco Group Inc.	114,804	2,795
^,* Overstock.com Inc.		266,291	2,759
*	Journal Communications Inc. Class A	527,290	2,742
^,* Zagg Inc.		314,679	2,684
*	Gordmans Stores Inc.	141,562	2,612
*	Body Central Corp.	247,929	2,591
*	Vitacost.com Inc.	376,536	2,553
*	Kirkland's Inc.	251,504	2,497

	Big 5 Sporting Goods Corp.	248,523	2,473
*	Cumulus Media Inc. Class A	899,373	2,464
*	Systemax Inc.	208,613	2,464
*	Isle of Capri Casinos Inc.	346,754	2,410
*	Entercom Communications Corp. Class A	330,681	2,268
^,* McClatchy Co. Class A		995,475	2,220
*	Stoneridge Inc.	430,444	2,139
*	LIN TV Corp. Class A	473,133	2,082
^,* hhgregg Inc.		294,002	2,029
*	Teavana Holdings Inc.	154,797	2,019
^,* Pacific Sunwear of California Inc.		789,159	1,973
*	ReachLocal Inc.	138,313	1,734
*	K-Swiss Inc. Class A	445,464	1,528
*	New York & Co. Inc.	399,155	1,497
	Lincoln Educational Services Corp.	352,966	1,482
	Martha Stewart Living Omnimedia Class A	469,252	1,441
^,* Sealy Corp.		652,476	1,422
*	Furniture Brands International Inc.	807,338	1,171
*	Coldwater Creek Inc.	1,277,710	1,061
*	Tower International Inc.	114,685	884
*	Orbitz Worldwide Inc.	335,587	856
*	Orchard Supply Hardware Stores Corp. Class A	27,169	393
			3,571,522
Consumer Staples (3.1%)
*	Dean Foods Co.	2,984,042	48,789
*	United Natural Foods Inc.	789,834	46,166
	Flowers Foods Inc.	1,978,232	39,921
*	Hain Celestial Group Inc.	614,982	38,744
*	Fresh Market Inc.	621,739	37,292
^	Nu Skin Enterprises Inc. Class A	918,603	35,669
	Casey's General Stores Inc.	615,878	35,191
*	Darling International Inc.	1,902,115	34,790
*	TreeHouse Foods Inc.	581,449	30,526
	Harris Teeter Supermarkets Inc.	757,347	29,415
	PriceSmart Inc.	317,490	24,040
	B&G Foods Inc. Class A	782,246	23,710
	Lancaster Colony Corp.	308,820	22,621
*	Elizabeth Arden Inc.	427,457	20,193
	Snyders-Lance Inc.	771,039	19,276
	Universal Corp.	376,146	19,153
	Fresh Del Monte Produce Inc.	654,720	16,761
^,* Boston Beer Co. Inc. Class A		142,027	15,903
*	Post Holdings Inc.	528,138	15,876
	Spectrum Brands Holdings Inc.	373,779	14,955
	Sanderson Farms Inc.	315,786	14,011
	J&J Snack Foods Corp.	243,947	13,985
*	Prestige Brands Holdings Inc.	813,259	13,793
^	Vector Group Ltd.	809,416	13,428
	WD-40 Co.	244,620	12,877
*	Rite Aid Corp.	10,905,807	12,760
*	Smart Balance Inc.	953,198	11,515
	Andersons Inc.	284,722	10,723
	Cal-Maine Foods Inc.	225,725	10,144
*	Susser Holdings Corp.	271,052	9,804
^,* Dole Food Co. Inc.		647,281	9,081
	Weis Markets Inc.	195,754	8,286
^	SUPERVALU Inc.	3,432,884	8,273

	Tootsie Roll Industries Inc.	302,295	8,156
^	Diamond Foods Inc.	357,606	6,730
^,* Star Scientific Inc.		1,885,346	6,523
*	Central Garden and Pet Co. Class A	501,581	6,059
*	USANA Health Sciences Inc.	120,115	5,582
*	Medifast Inc.	213,383	5,580
*	Pantry Inc.	379,546	5,522
	Coca-Cola Bottling Co. Consolidated	80,839	5,505
	Spartan Stores Inc.	350,312	5,363
*	Pilgrim's Pride Corp.	1,046,870	5,350
*	Chiquita Brands International Inc.	668,673	5,109
	Inter Parfums Inc.	271,770	4,973
	Calavo Growers Inc.	191,243	4,781
*	Alliance One International Inc.	1,342,427	4,336
*	Schiff Nutrition International Inc.	175,967	4,257
	Nash Finch Co.	198,459	4,053
*	Seneca Foods Corp. Class A	116,946	3,492
	Village Super Market Inc. Class A	94,970	3,491
	Nature's Sunshine Products Inc.	201,879	3,299
*	Revlon Inc. Class A	200,309	3,093
^,* Central European Distribution Corp.		1,083,961	3,089
*	Chefs' Warehouse Inc.	185,984	3,046
*	National Beverage Corp.	187,047	2,836
	Ingles Markets Inc. Class A	168,192	2,750
*	Central Garden and Pet Co.	178,209	2,119
*	Farmer Bros Co.	118,256	1,125
			833,890
Energy (5.5%)
*	Oil States International Inc.	835,278	66,371
*	Cheniere Energy Inc.	2,947,390	45,832
*	Atwood Oceanics Inc.	951,362	43,239
	World Fuel Services Corp.	1,162,685	41,403
*	Rosetta Resources Inc.	855,475	40,977
	Tidewater Inc.	828,088	40,187
*	Kodiak Oil & Gas Corp.	4,262,181	39,894
*	Dril-Quip Inc.	552,479	39,712
	Energy XXI Bermuda Ltd.	1,083,497	37,868
*	Oasis Petroleum Inc.	1,204,610	35,500
	Berry Petroleum Co. Class A	761,969	30,959
*	Helix Energy Solutions Group Inc.	1,623,097	29,654
*	Unit Corp.	706,903	29,336
	Lufkin Industries Inc.	543,430	29,247
	Bristow Group Inc.	578,468	29,242
*	SEACOR Holdings Inc.	324,458	27,047
	Western Refining Inc.	954,658	24,993
	Targa Resources Corp.	480,452	24,186
*	Gulfport Energy Corp.	764,972	23,913
*	Gran Tierra Energy Inc.	4,542,957	23,487
*	Alpha Natural Resources Inc.	3,562,709	23,407
*	SemGroup Corp. Class A	608,500	22,423
	Arch Coal Inc.	3,432,834	21,730
^	CARBO Ceramics Inc.	335,976	21,140
^,* McMoRan Exploration Co.		1,698,468	19,957
*	Hornbeck Offshore Services Inc.	542,505	19,883
*	Bill Barrett Corp.	778,039	19,272
*	Exterran Holdings Inc.	944,990	19,164
*	Stone Energy Corp.	760,227	19,097

*	Cloud Peak Energy Inc.	987,161	17,868
^	Enbridge Energy Management LLC	547,768	17,342
*	Approach Resources Inc.	561,089	16,906
^	EXCO Resources Inc.	2,102,393	16,840
*	Halcon Resources Corp.	2,272,644	16,658
*	Northern Oil and Gas Inc.	975,736	16,578
*	Key Energy Services Inc.	2,320,201	16,241
*	Forest Oil Corp.	1,902,899	16,079
*	PDC Energy Inc.	487,797	15,429
*	Carrizo Oil & Gas Inc.	608,140	15,210
^,* Clean Energy Fuels Corp.		1,117,226	14,714
*	Swift Energy Co.	692,602	14,462
*	ION Geophysical Corp.	2,026,577	14,064
*	Comstock Resources Inc.	739,211	13,587
^,* C&J Energy Services Inc.		672,138	13,376
*	Gulfmark Offshore Inc.	390,464	12,901
^	RPC Inc.	1,064,952	12,662
*	OYO Geospace Corp.	97,870	11,980
^,* Magnum Hunter Resources Corp.		2,555,885	11,348
	W&T Offshore Inc.	601,233	11,291
*	Newpark Resources Inc.	1,453,927	10,774
*	Hercules Offshore Inc.	2,178,244	10,630
*	Contango Oil & Gas Co.	211,078	10,372
*	CVR Energy Inc.	280,734	10,317
*	Rex Energy Corp.	726,301	9,696
*	EPL Oil & Gas Inc.	475,897	9,656
^,* Heckmann Corp.		2,289,080	9,614
*	Rentech Inc.	3,694,365	9,088
	Crosstex Energy Inc.	574,307	8,058
*	Parker Drilling Co.	1,902,160	8,046
*	Pioneer Energy Services Corp.	1,000,730	7,796
*	TETRA Technologies Inc.	1,254,615	7,590
*	Vaalco Energy Inc.	886,794	7,582
*	Resolute Energy Corp.	798,435	7,082
^,* Endeavour International Corp.		661,379	6,396
*	PHI Inc.	201,424	6,337
^,* Quicksilver Resources Inc.		1,537,164	6,287
*	Petroquest Energy Inc.	932,743	6,259
*	FX Energy Inc.	813,170	6,066
*	Bonanza Creek Energy Inc.	255,445	6,018
^,* Venoco Inc.		497,024	5,905
	Gulf Island Fabrication Inc.	209,374	5,835
*	Tesco Corp.	531,089	5,672
^,* Solazyme Inc.		487,930	5,601
^,* Goodrich Petroleum Corp.		440,783	5,572
*	Basic Energy Services Inc.	489,779	5,495
*	Vantage Drilling Co.	2,843,000	5,231
*	Triangle Petroleum Corp.	715,637	5,124
*	Harvest Natural Resources Inc.	574,131	5,121
*	Clayton Williams Energy Inc.	98,290	5,100
	Delek US Holdings Inc.	188,181	4,797
	Penn Virginia Corp.	741,125	4,595
*	Matrix Service Co.	416,131	4,399
^,* BPZ Resources Inc.		1,512,830	4,327
^,* Sanchez Energy Corp.		195,584	3,996
	Alon USA Energy Inc.	274,319	3,758
*	TransAtlantic Petroleum Ltd.	3,556,852	3,735

*	Willbros Group Inc.	634,943	3,410
*	Warren Resources Inc.	1,101,541	3,349
*	Dawson Geophysical Co.	128,148	3,237
*	Uranium Energy Corp.	1,205,755	3,147
*	Abraxas Petroleum Corp.	1,352,513	3,111
	Overseas Shipholding Group Inc.	396,838	2,619
^,* KiOR Inc.		280,496	2,609
*	Green Plains Renewable Energy Inc.	406,569	2,382
	Apco Oil and Gas International Inc.	147,739	2,377
*	Cal Dive International Inc.	1,548,252	2,369
*	Lone Pine Resources Inc.	1,387,297	2,164
*	RigNet Inc.	113,804	2,105
^,* Hyperdynamics Corp.		2,698,028	1,970
*	Global Geophysical Services Inc.	332,588	1,833
^,* Amyris Inc.		499,804	1,719
*	Gastar Exploration Ltd.	958,431	1,591
^,* James River Coal Co.		528,456	1,522
^,* USEC Inc.		1,907,692	1,488
*	ZaZa Energy Corp.	410,587	1,219
^,* Gevo Inc.		350,344	746
*	Oilsands Quest Inc.	4,392,504	61
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	108,173	—
			1,477,611
Financials (22.3%)
	American Campus Communities Inc.	1,451,236	63,680
*	American Capital Ltd.	5,379,350	61,002
	Apartment Investment & Management Co. Class A	2,332,098	60,611
	BRE Properties Inc.	1,240,535	58,169
	Kilroy Realty Corp.	1,195,748	53,546
	Extra Space Storage Inc.	1,595,886	53,063
	National Retail Properties Inc.	1,730,861	52,791
	Two Harbors Investment Corp.	4,396,630	51,660
*	Signature Bank	746,682	50,087
	Douglas Emmett Inc.	2,145,397	49,494
	East West Bancorp Inc.	2,338,327	49,385
	MFA Financial Inc.	5,772,964	49,070
	CBL & Associates Properties Inc.	2,284,943	48,761
	Tanger Factory Outlet Centers	1,498,229	48,438
	Home Properties Inc.	786,972	48,218
*	Ocwen Financial Corp.	1,744,806	47,825
	BioMed Realty Trust Inc.	2,493,276	46,674
	First Niagara Financial Group Inc.	5,703,768	46,143
	Waddell & Reed Financial Inc. Class A	1,396,981	45,779
	Allied World Assurance Co. Holdings AG	587,971	45,421
	Hatteras Financial Corp.	1,581,538	44,584
	Starwood Property Trust Inc.	1,882,288	43,801
*	SVB Financial Group	715,197	43,241
	Mid-America Apartment Communities Inc.	662,032	43,237
	Equity Lifestyle Properties Inc.	634,536	43,225
	ProAssurance Corp.	470,896	42,588
	Post Properties Inc.	875,074	41,969
	Hancock Holding Co.	1,302,401	40,309
	City National Corp.	775,820	39,962
	First Horizon National Corp.	4,086,518	39,353
	Highwoods Properties Inc.	1,195,731	39,005
	Omega Healthcare Investors Inc.	1,711,221	38,896
*	E*TRADE Financial Corp.	4,389,588	38,672

Mack-Cali Realty Corp.	1,420,298	37,780
Invesco Mortgage Capital Inc.	1,866,474	37,572
CNO Financial Group Inc.	3,869,348	37,339
Associated Banc-Corp	2,813,147	37,049
LaSalle Hotel Properties	1,384,999	36,966
CYS Investments Inc.	2,597,486	36,599
ARMOUR Residential REIT Inc.	4,677,841	35,832
First American Financial Corp.	1,631,063	35,345
Aspen Insurance Holdings Ltd.	1,156,794	35,271
Protective Life Corp.	1,310,147	34,339
Entertainment Properties Trust	757,296	33,647
Bank of Hawaii Corp.	736,276	33,589
* Howard Hughes Corp.	460,225	32,699
* Texas Capital Bancshares Inc.	648,904	32,257
Healthcare Realty Trust Inc.	1,390,892	32,060
Fulton Financial Corp.	3,247,523	32,021
Capitol Federal Financial Inc.	2,652,458	31,723
^ Federated Investors Inc. Class B	1,516,231	31,371
Prosperity Bancshares Inc.	729,052	31,072
* Forest City Enterprises Inc. Class A	1,941,983	30,780
^ Valley National Bancorp	3,030,657	30,367
^ Prospect Capital Corp.	2,634,305	30,347
Susquehanna Bancshares Inc.	2,886,332	30,191
TCF Financial Corp.	2,491,874	29,753
RLJ Lodging Trust	1,552,980	29,367
DiamondRock Hospitality Co.	3,039,491	29,270
* Popular Inc.	1,660,540	28,943
Washington Federal Inc.	1,728,491	28,831
Janus Capital Group Inc.	3,048,612	28,779
Washington REIT	1,072,593	28,767
Synovus Financial Corp.	12,085,717	28,643
Webster Financial Corp.	1,207,977	28,629
Colonial Properties Trust	1,350,911	28,437
Brandywine Realty Trust	2,317,134	28,246
Corporate Office Properties Trust	1,165,069	27,927
DCT Industrial Trust Inc.	4,312,105	27,899
* Stifel Financial Corp.	825,345	27,732
Alterra Capital Holdings Ltd.	1,137,830	27,240
Hanover Insurance Group Inc.	728,415	27,141
Sovran Self Storage Inc.	468,952	27,129
CapitalSource Inc.	3,565,550	27,027
Endurance Specialty Holdings Ltd.	701,668	27,014
FirstMerit Corp.	1,773,443	26,123
Apollo Investment Corp.	3,281,561	25,826
DuPont Fabros Technology Inc.	1,022,694	25,823
UMB Financial Corp.	524,499	25,533
FNB Corp.	2,257,018	25,301
Kemper Corp.	821,026	25,214
EastGroup Properties Inc.	460,616	24,505
Potlatch Corp.	652,263	24,375
CubeSmart	1,891,664	24,346
Trustmark Corp.	994,837	24,214
* Sunstone Hotel Investors Inc.	2,193,825	24,132
Glimcher Realty Trust	2,255,589	23,842
* MBIA Inc.	2,351,105	23,817
Umpqua Holdings Corp.	1,809,680	23,327
Greenhill & Co. Inc.	446,503	23,106

	Platinum Underwriters Holdings Ltd.	563,395	23,026
	Medical Properties Trust Inc.	2,192,694	22,914
*	Altisource Portfolio Solutions SA	264,021	22,772
	StanCorp Financial Group Inc.	717,721	22,422
	Old National Bancorp	1,638,982	22,307
	Wintrust Financial Corp.	587,611	22,077
^	Lexington Realty Trust	2,266,306	21,892
	Iberiabank Corp.	477,506	21,870
^,* St. Joe Co.		1,119,276	21,826
	Pebblebrook Hotel Trust	917,304	21,456
	PennyMac Mortgage Investment Trust	916,281	21,413
	Westamerica Bancorporation	450,659	21,203
	PS Business Parks Inc.	313,533	20,950
	Cathay General Bancorp	1,209,349	20,873
	Primerica Inc.	725,943	20,791
	Newcastle Investment Corp.	2,736,295	20,604
	RLI Corp.	308,724	20,580
	Capstead Mortgage Corp.	1,513,440	20,416
	BancorpSouth Inc.	1,374,630	20,262
	United Bankshares Inc.	813,079	20,254
*	First Cash Financial Services Inc.	439,496	20,221
	Sun Communities Inc.	456,937	20,160
*	Alexander & Baldwin Inc.	677,196	19,998
*	First Industrial Realty Trust Inc.	1,510,497	19,848
	CommonWealth REIT	1,354,073	19,715
	National Health Investors Inc.	381,850	19,642
	Equity One Inc.	928,040	19,544
	Education Realty Trust Inc.	1,791,505	19,527
	Northwest Bancshares Inc.	1,578,534	19,305
	National Penn Bancshares Inc.	2,094,617	19,082
	MarketAxess Holdings Inc.	590,337	18,655
	Montpelier Re Holdings Ltd.	842,699	18,649
*	PHH Corp.	916,172	18,644
	Redwood Trust Inc.	1,278,523	18,487
	Cash America International Inc.	475,063	18,323
	Glacier Bancorp Inc.	1,163,100	18,121
	Acadia Realty Trust	709,818	17,618
	CVB Financial Corp.	1,439,701	17,190
	Mercury General Corp.	443,803	17,153
	Community Bank System Inc.	606,081	17,085
*	Credit Acceptance Corp.	198,411	16,966
*	Ezcorp Inc. Class A	737,637	16,914
	Selective Insurance Group Inc.	886,925	16,843
	MB Financial Inc.	840,052	16,591
	Symetra Financial Corp.	1,348,329	16,584
	International Bancshares Corp.	870,081	16,575
	Bank of the Ozarks Inc.	474,971	16,372
*	Walter Investment Management Corp.	440,178	16,291
	PrivateBancorp Inc. Class A	1,002,377	16,028
	First Financial Bancorp	946,260	16,001
	Fifth Street Finance Corp.	1,456,452	15,992
*	Strategic Hotels & Resorts Inc.	2,643,016	15,884
	LTC Properties Inc.	491,870	15,666
*	Enstar Group Ltd.	156,826	15,628
	First Midwest Bancorp Inc.	1,211,357	15,202
*	Financial Engines Inc.	636,725	15,173
*	BBCN Bancorp Inc.	1,198,368	15,111

	Anworth Mortgage Asset Corp.	2,218,983	15,089
	First Financial Bankshares Inc.	407,189	14,671
*	World Acceptance Corp.	214,553	14,472
	American Assets Trust Inc.	540,076	14,469
	Government Properties Income Trust	609,242	14,256
	Astoria Financial Corp.	1,432,910	14,157
	Hersha Hospitality Trust Class A	2,887,079	14,147
	Alexander's Inc.	33,027	14,119
^	Park National Corp.	199,295	13,955
	Provident Financial Services Inc.	875,993	13,832
	NorthStar Realty Finance Corp.	2,156,839	13,717
	First Citizens BancShares Inc. Class A	83,809	13,652
	Pennsylvania REIT	859,623	13,634
*	TFS Financial Corp.	1,498,876	13,595
	Argo Group International Holdings Ltd.	417,108	13,510
	Sterling Financial Corp.	602,832	13,425
	Franklin Street Properties Corp.	1,207,166	13,363
	American Capital Mortgage Investment Corp.	531,714	13,362
^	Main Street Capital Corp.	448,412	13,233
*	Investors Bancorp Inc.	723,908	13,204
	BankUnited Inc.	531,883	13,090
	Solar Capital Ltd.	562,423	12,891
	Colony Financial Inc.	649,756	12,657
	Amtrust Financial Services Inc.	484,968	12,425
	Chesapeake Lodging Trust	624,787	12,414
	Home BancShares Inc.	363,565	12,394
*	Western Alliance Bancorp	1,210,703	12,349
*	Greenlight Capital Re Ltd. Class A	491,253	12,158
	CreXus Investment Corp.	1,115,211	12,055
	Cousins Properties Inc.	1,515,802	12,035
	First Commonwealth Financial Corp.	1,701,423	11,995
	Sabra Health Care REIT Inc.	599,175	11,989
	Associated Estates Realty Corp.	787,125	11,933
*	Citizens Republic Bancorp Inc.	615,036	11,901
	Columbia Banking System Inc.	641,623	11,896
	Inland Real Estate Corp.	1,440,558	11,885
	NBT Bancorp Inc.	537,499	11,863
^,* Zillow Inc. Class A		280,654	11,838
	Tower Group Inc.	605,853	11,747
	Horace Mann Educators Corp.	641,469	11,617
*	DFC Global Corp.	675,548	11,586
	BlackRock Kelso Capital Corp.	1,189,664	11,564
	Infinity Property & Casualty Corp.	190,939	11,531
	Investors Real Estate Trust	1,393,781	11,527
	PacWest Bancorp	490,450	11,462
	Evercore Partners Inc. Class A	423,472	11,434
	Triangle Capital Corp.	440,987	11,316
	PennantPark Investment Corp.	1,059,617	11,243
*	National Financial Partners Corp.	658,055	11,121
	Nelnet Inc. Class A	463,392	11,001
	Boston Private Financial Holdings Inc.	1,137,710	10,911
	Chemical Financial Corp.	444,622	10,760
	American Equity Investment Life Holding Co.	920,783	10,709
	First Potomac Realty Trust	824,356	10,618
	Retail Opportunity Investments Corp.	814,378	10,481
	Interactive Brokers Group Inc.	737,184	10,335
*	Pinnacle Financial Partners Inc.	531,401	10,267

Hudson Pacific Properties Inc.	551,871	10,210
Independent Bank Corp.	332,516	10,005
Brookline Bancorp Inc.	1,132,812	9,991
Oritani Financial Corp.	661,547	9,956
Kennedy-Wilson Holdings Inc.	708,925	9,904
ViewPoint Financial Group Inc.	507,503	9,729
* iStar Financial Inc.	1,159,745	9,603
^ Cohen & Steers Inc.	318,284	9,428
Hercules Technology Growth Capital Inc.	854,813	9,411
Radian Group Inc.	2,155,767	9,356
American National Insurance Co.	130,168	9,350
* Forestar Group Inc.	560,499	9,338
SCBT Financial Corp.	231,545	9,327
Ramco-Gershenson Properties Trust	743,240	9,313
Resource Capital Corp.	1,563,767	9,195
Coresite Realty Corp.	339,076	9,135
Safety Insurance Group Inc.	197,989	9,084
* FelCor Lodging Trust Inc.	1,908,699	9,047
Dynex Capital Inc.	834,970	8,976
Universal Health Realty Income Trust	194,650	8,950
* Navigators Group Inc.	181,169	8,918
Employers Holdings Inc.	485,670	8,902
United Fire Group Inc.	350,658	8,808
Ashford Hospitality Trust Inc.	1,047,012	8,795
KBW Inc.	533,683	8,790
* Hilltop Holdings Inc.	683,666	8,689
TrustCo Bank Corp. NY	1,514,960	8,666
* Virtus Investment Partners Inc.	100,606	8,652
Apollo Residential Mortgage Inc.	391,075	8,619
^ City Holding Co.	237,604	8,516
WesBanco Inc.	409,147	8,473
Saul Centers Inc.	189,263	8,403
S&T Bancorp Inc.	467,633	8,235
Berkshire Hills Bancorp Inc.	358,429	8,201
Duff & Phelps Corp. Class A	592,997	8,071
State Bank Financial Corp.	487,310	8,036
* HFF Inc. Class A	537,325	8,006
* PICO Holdings Inc.	349,850	7,984
* AMERISAFE Inc.	293,532	7,966
Renasant Corp.	405,998	7,960
Maiden Holdings Ltd.	876,446	7,792
* Tejon Ranch Co.	258,925	7,778
Getty Realty Corp.	432,055	7,755
Community Trust Bancorp Inc.	214,135	7,609
Sandy Spring Bancorp Inc.	390,546	7,518
Flushing Financial Corp.	475,027	7,505
Tompkins Financial Corp.	184,919	7,493
BGC Partners Inc. Class A	1,527,673	7,486
* Piper Jaffray Cos.	289,911	7,378
* West Coast Bancorp	311,673	7,019
Dime Community Bancshares Inc.	485,539	7,011
Oriental Financial Group Inc.	658,126	6,923
Lakeland Financial Corp.	250,790	6,922
TICC Capital Corp.	659,916	6,863
* WisdomTree Investments Inc.	997,195	6,681
* Citizens Inc.	633,479	6,645
^ TowneBank	428,316	6,566

Campus Crest Communities Inc.	607,733	6,563
* Wilshire Bancorp Inc.	1,037,550	6,537
First Busey Corp.	1,330,978	6,495
Cardinal Financial Corp.	448,953	6,420
FBL Financial Group Inc. Class A	192,842	6,402
Flagstone Reinsurance Holdings SA	744,785	6,398
Excel Trust Inc.	544,158	6,214
Epoch Holding Corp.	266,386	6,153
* ICG Group Inc.	602,305	6,119
Simmons First National Corp. Class A	249,046	6,065
Meadowbrook Insurance Group Inc.	776,108	5,968
Stewart Information Services Corp.	296,124	5,964
Washington Trust Bancorp Inc.	224,846	5,907
Union First Market Bankshares Corp.	377,562	5,875
Monmouth Real Estate Investment Corp. Class A	522,520	5,847
Southside Bancshares Inc.	267,374	5,831
Summit Hotel Properties Inc.	674,147	5,757
MCG Capital Corp.	1,241,506	5,723
Urstadt Biddle Properties Inc. Class A	280,902	5,683
Rockville Financial Inc.	462,217	5,662
* eHealth Inc.	300,917	5,648
* Beneficial Mutual Bancorp Inc.	582,704	5,571
National Western Life Insurance Co. Class A	38,840	5,564
Provident New York Bancorp	582,304	5,479
* Netspend Holdings Inc.	556,457	5,470
* Investment Technology Group Inc.	627,629	5,460
Capital Southwest Corp.	48,560	5,436
* Central Pacific Financial Corp.	371,296	5,310
CapLease Inc.	1,026,198	5,305
* Safeguard Scientifics Inc.	336,244	5,276
1st Source Corp.	235,375	5,242
Winthrop Realty Trust	481,267	5,188
Heartland Financial USA Inc.	187,598	5,116
SY Bancorp Inc.	213,097	5,042
Cedar Realty Trust Inc.	952,826	5,031
Kite Realty Group Trust	983,846	5,018
Sterling Bancorp	499,972	4,960
Apollo Commercial Real Estate Finance Inc.	282,735	4,903
StellarOne Corp.	372,104	4,897
Arrow Financial Corp.	193,965	4,849
Parkway Properties Inc.	358,596	4,794
* NewStar Financial Inc.	398,315	4,776
* MGIC Investment Corp.	3,104,127	4,749
Great Southern Bancorp Inc.	153,358	4,740
Lakeland Bancorp Inc.	454,819	4,707
MVC Capital Inc.	367,407	4,703
First Financial Corp.	149,639	4,690
WSFS Financial Corp.	113,161	4,671
* Eagle Bancorp Inc.	278,050	4,649
Univest Corp. of Pennsylvania	257,783	4,640
Golub Capital BDC Inc.	290,357	4,617
OneBeacon Insurance Group Ltd. Class A	341,856	4,595
Rouse Properties Inc.	318,641	4,572
* Green Dot Corp. Class A	370,234	4,528
First Community Bancshares Inc.	291,160	4,443
* INTL. FCStone Inc.	232,703	4,435
Camden National Corp.	118,038	4,372

	Hudson Valley Holding Corp.	255,171	4,351
	Presidential Life Corp.	311,029	4,333
	State Auto Financial Corp.	262,571	4,304
*	Knight Capital Group Inc. Class A	1,588,415	4,257
	Bancfirst Corp.	98,533	4,233
	Northfield Bancorp Inc.	261,210	4,185
*	Walker & Dunlop Inc.	271,911	4,179
	THL Credit Inc.	288,986	4,054
	CoBiz Financial Inc.	577,753	4,044
*	Flagstar Bancorp Inc.	3,605,443	3,966
	First Connecticut Bancorp Inc.	289,092	3,906
	Calamos Asset Management Inc. Class A	329,082	3,830
	GFI Group Inc.	1,167,307	3,712
*	United Community Banks Inc.	438,234	3,677
	First Interstate Bancsystem Inc.	243,960	3,650
	Republic Bancorp Inc. Class A	165,948	3,643
	Trico Bancshares	219,639	3,631
	Westwood Holdings Group Inc.	90,694	3,538
	OceanFirst Financial Corp.	240,249	3,524
	Territorial Bancorp Inc.	152,099	3,491
	GAMCO Investors Inc.	69,256	3,445
	United Financial Bancorp Inc.	225,982	3,270
	National Interstate Corp.	126,600	3,266
	Bank Mutual Corp.	716,500	3,260
*	Southwest Bancorp Inc.	299,727	3,252
*	Taylor Capital Group Inc.	183,834	3,147
*	Global Indemnity plc	141,572	3,098
	Baldwin & Lyons Inc.	128,437	3,071
*	Cowen Group Inc. Class A	1,106,837	2,988
*	SWS Group Inc.	480,408	2,935
*	Phoenix Cos. Inc.	94,738	2,906
	Westfield Financial Inc.	387,175	2,900
	First Bancorp	246,710	2,845
	Kansas City Life Insurance Co.	73,602	2,836
	Oppenheimer Holdings Inc. Class A	174,474	2,783
*	GSV Capital Corp.	312,486	2,697
*	Ladenburg Thalmann Financial Services Inc.	1,796,629	2,372
*	Suffolk Bancorp	158,100	2,318
^,* Hampton Roads Bankshares Inc.		1,390,899	2,086
	Donegal Group Inc. Class A	145,857	2,048
^,* FNB United Corp.		172,100	2,045
*	Doral Financial Corp.	2,086,702	1,963
	EMC Insurance Group Inc.	84,057	1,765
	Artio Global Investors Inc. Class A	525,727	1,567
*	First Marblehead Corp.	1,067,350	1,121
	Urstadt Biddle Properties Inc.	57,942	1,116
	Crawford & Co. Class A	234,950	1,015
	Crawford & Co. Class B	199,557	1,000
*	Gleacher & Co. Inc.	1,234,243	901
	Pzena Investment Management Inc. Class A	162,302	846
			5,976,030
Health Care (12.8%)
	Cooper Cos. Inc.	765,860	72,343
*	AMERIGROUP Corp.	784,383	71,716
*	Ariad Pharmaceuticals Inc.	2,680,498	64,935
*	Medivation Inc.	1,118,427	63,035
*	MEDNAX Inc.	794,854	59,177

*	Pharmacyclics Inc.	893,367	57,622
	PerkinElmer Inc.	1,841,860	54,280
*	athenahealth Inc.	579,827	53,211
*	Sirona Dental Systems Inc.	899,303	51,224
*	Cubist Pharmaceuticals Inc.	1,024,350	48,841
*	HMS Holdings Corp.	1,390,328	46,479
	Teleflex Inc.	660,014	45,435
*	United Therapeutics Corp.	781,426	43,666
*	Seattle Genetics Inc.	1,609,170	43,367
*	Community Health Systems Inc.	1,486,133	43,306
*	Tenet Healthcare Corp.	6,695,490	41,981
*	Alkermes plc	2,001,059	41,522
	Techne Corp.	565,821	40,705
	Medicis Pharmaceutical Corp. Class A	929,393	40,215
*	Salix Pharmaceuticals Ltd.	938,954	39,755
*	WellCare Health Plans Inc.	696,891	39,409
*	Align Technology Inc.	1,039,879	38,444
*	HealthSouth Corp.	1,546,067	37,198
*	Myriad Genetics Inc.	1,372,519	37,044
*	Cepheid Inc.	1,061,130	36,620
*	Brookdale Senior Living Inc. Class A	1,568,117	36,412
*	Health Management Associates Inc. Class A	4,145,810	34,783
*	ViroPharma Inc.	1,127,777	34,081
*	LifePoint Hospitals Inc.	788,819	33,746
^,* Incyte Corp. Ltd.		1,864,554	33,655
*	Haemonetics Corp.	409,795	32,866
*	Thoratec Corp.	948,901	32,832
	STERIS Corp.	888,180	31,504
*	Jazz Pharmaceuticals plc	550,548	31,387
*	Charles River Laboratories International Inc.	792,409	31,379
*	Centene Corp.	832,440	31,142
	Owens & Minor Inc.	1,027,432	30,700
*	Health Net Inc.	1,347,007	30,321
*	PAREXEL International Corp.	968,603	29,794
*	Par Pharmaceutical Cos. Inc.	594,362	29,706
	Hill-Rom Holdings Inc.	1,003,594	29,164
	West Pharmaceutical Services Inc.	547,798	29,072
*	Theravance Inc.	1,119,767	29,013
*	Vivus Inc.	1,612,613	28,737
*	Impax Laboratories Inc.	1,029,493	26,726
*	VCA Antech Inc.	1,345,330	26,543
^,* Arena Pharmaceuticals Inc.		3,161,896	26,307
*	Volcano Corp.	861,969	24,626
*	Alere Inc.	1,234,895	24,068
*	Cyberonics Inc.	445,314	23,343
*	Medicines Co.	891,691	23,015
*	Magellan Health Services Inc.	441,663	22,794
*	Air Methods Corp.	186,865	22,306
*	Team Health Holdings Inc.	813,402	22,068
*	Isis Pharmaceuticals Inc.	1,539,319	21,658
	Chemed Corp.	310,940	21,545
*	Masimo Corp.	880,963	21,302
*	MWI Veterinary Supply Inc.	195,496	20,856
*	Nektar Therapeutics	1,853,646	19,797
*	Immunogen Inc.	1,349,439	19,702
*	Bruker Corp.	1,477,461	19,340
*	Auxilium Pharmaceuticals Inc.	782,466	19,139

*	PSS World Medical Inc.	815,533	18,578
^,* Questcor Pharmaceuticals Inc.		973,591	18,011
	PDL BioPharma Inc.	2,262,454	17,398
^,* HeartWare International Inc.		182,858	17,278
*	Insulet Corp.	772,601	16,673
*	DexCom Inc.	1,108,782	16,665
*	Acorda Therapeutics Inc.	648,426	16,606
*	Medidata Solutions Inc.	387,715	16,090
*	NuVasive Inc.	698,342	15,999
*	Ironwood Pharmaceuticals Inc. Class A	1,219,202	15,581
	Analogic Corp.	198,203	15,494
*	Neogen Corp.	361,809	15,449
*	Hanger Inc.	524,125	14,953
*	Amsurg Corp. Class A	511,596	14,519
*	ArthroCare Corp.	447,274	14,492
*	Akorn Inc.	1,076,634	14,233
*	Alnylam Pharmaceuticals Inc.	756,287	14,211
^,* Exelixis Inc.		2,891,693	13,938
*	Orthofix International NV	303,023	13,560
*	Integra LifeSciences Holdings Corp.	327,699	13,468
*	Sunrise Senior Living Inc.	942,043	13,443
*	MedAssets Inc.	754,781	13,435
	CONMED Corp.	457,447	13,037
*	NPS Pharmaceuticals Inc.	1,393,420	12,889
	Meridian Bioscience Inc.	667,260	12,798
*	Dynavax Technologies Corp.	2,675,474	12,735
*	Wright Medical Group Inc.	572,144	12,650
*	Abaxis Inc.	350,708	12,597
*	ICU Medical Inc.	205,920	12,454
	Quality Systems Inc.	671,300	12,453
*	IPC The Hospitalist Co. Inc.	267,957	12,246
*	Molina Healthcare Inc.	486,530	12,236
*	ABIOMED Inc.	573,190	12,031
^,* Dendreon Corp.		2,490,644	12,030
*	Rigel Pharmaceuticals Inc.	1,155,593	11,845
*	Luminex Corp.	606,817	11,797
*	Halozyme Therapeutics Inc.	1,545,845	11,687
*	Affymax Inc.	554,072	11,669
*	Endologix Inc.	837,626	11,576
*	Bio-Reference Labs Inc.	404,279	11,554
^,* Spectrum Pharmaceuticals Inc.		962,772	11,264
*	Exact Sciences Corp.	1,016,292	11,189
*	NxStage Medical Inc.	817,903	10,804
*	Momenta Pharmaceuticals Inc.	708,180	10,318
*	Synageva BioPharma Corp.	192,456	10,283
^,* Optimer Pharmaceuticals Inc.		723,838	10,221
	Cantel Medical Corp.	371,084	10,049
^,* Opko Health Inc.		2,386,679	9,976
*	Conceptus Inc.	482,036	9,790
*	OraSure Technologies Inc.	876,302	9,744
*	Kindred Healthcare Inc.	855,613	9,737
*	Merit Medical Systems Inc.	646,097	9,646
*	InterMune Inc.	1,057,674	9,487
	Computer Programs & Systems Inc.	169,879	9,437
*	Greatbatch Inc.	382,878	9,315
*	Genomic Health Inc.	267,349	9,274
*	Emeritus Corp.	437,200	9,155

	Landauer Inc.	152,840	9,128
*	Quidel Corp.	481,542	9,116
*	HealthStream Inc.	316,687	9,013
^,* MAKO Surgical Corp.		516,525	8,993
*	Acadia Healthcare Co. Inc.	360,099	8,588
*	Neurocrine Biosciences Inc.	1,072,361	8,557
	Ensign Group Inc.	276,950	8,476
*	Lexicon Pharmaceuticals Inc.	3,498,299	8,116
*	XenoPort Inc.	677,255	7,761
*	Accuray Inc.	1,095,463	7,756
*	Achillion Pharmaceuticals Inc.	739,841	7,702
*	Select Medical Holdings Corp.	684,413	7,686
*	Omnicell Inc.	542,904	7,546
*	ExamWorks Group Inc.	496,016	7,401
*	Idenix Pharmaceuticals Inc.	1,582,370	7,231
^,* Accretive Health Inc.		641,234	7,156
	National Healthcare Corp.	146,810	7,009
*	MAP Pharmaceuticals Inc.	447,970	6,975
*	Amedisys Inc.	487,197	6,728
	Invacare Corp.	472,220	6,677
^,* Antares Pharma Inc.		1,515,825	6,609
*	Triple-S Management Corp. Class B	313,607	6,554
^,* Sequenom Inc.		1,852,609	6,540
*	BioScrip Inc.	706,104	6,433
*	Healthways Inc.	540,274	6,327
^,* AVANIR Pharmaceuticals Inc.		1,975,146	6,320
*	AMN Healthcare Services Inc.	625,717	6,295
*	Natus Medical Inc.	476,240	6,224
*	Vanguard Health Systems Inc.	497,948	6,160
*	PharMerica Corp.	477,010	6,039
^,* ZIOPHARM Oncology Inc.		1,093,265	5,958
*	Symmetry Medical Inc.	592,978	5,865
*	Emergent Biosolutions Inc.	409,307	5,816
	Atrion Corp.	26,006	5,760
*	Universal American Corp.	622,559	5,752
*	Fluidigm Corp.	333,892	5,676
*	Hi-Tech Pharmacal Co. Inc.	168,680	5,585
^,* AVEO Pharmaceuticals Inc.		530,301	5,520
^,* MannKind Corp.		1,900,027	5,472
*	Protalix BioTherapeutics Inc.	1,039,119	5,383
*	Depomed Inc.	902,364	5,333
*	Metropolitan Health Networks Inc.	570,973	5,333
*	Curis Inc.	1,277,955	5,291
*	Gentiva Health Services Inc.	442,961	5,014
*	Orexigen Therapeutics Inc.	877,012	5,008
*	AngioDynamics Inc.	407,420	4,971
*	Ligand Pharmaceuticals Inc. Class B	287,200	4,925
*	Corvel Corp.	110,048	4,925
*	Sangamo Biosciences Inc.	807,956	4,912
*	Arqule Inc.	955,753	4,884
*	LHC Group Inc.	260,447	4,810
^,* Threshold Pharmaceuticals Inc.		661,141	4,787
*	SurModics Inc.	236,015	4,772
*	Staar Surgical Co.	590,080	4,461
*	Affymetrix Inc.	1,025,521	4,440
^,* Raptor Pharmaceutical Corp.		790,228	4,394
*	Endocyte Inc.	434,628	4,333

*	AMAG Pharmaceuticals Inc.	242,137	4,296
*	Tornier NV	224,414	4,253
*	Aegerion Pharmaceuticals Inc.	282,662	4,189
*	Dyax Corp.	1,597,938	4,155
*	Enzon Pharmaceuticals Inc.	585,940	4,078
*	Sciclone Pharmaceuticals Inc.	734,786	4,078
*	Immunomedics Inc.	1,161,369	4,076
^,* Novavax Inc.		1,849,119	3,994
^,* Clovis Oncology Inc.		190,127	3,888
*	Unilife Corp.	1,239,941	3,869
^,* Navidea Biopharmaceuticals Inc.		1,404,754	3,863
^,* Cadence Pharmaceuticals Inc.		968,479	3,796
*	Obagi Medical Products Inc.	302,948	3,760
	Young Innovations Inc.	95,227	3,723
^,* Merge Healthcare Inc.		967,789	3,707
*	Geron Corp.	2,136,241	3,632
*	PROLOR Biotech Inc.	743,639	3,607
*	RTI Biologics Inc.	860,763	3,589
^,* NewLink Genetics Corp.		217,692	3,533
*	Epocrates Inc.	298,891	3,482
*	Sun Healthcare Group Inc.	410,612	3,476
^,* Osiris Therapeutics Inc.		268,622	2,968
*	Corcept Therapeutics Inc.	1,047,720	2,923
*	Pain Therapeutics Inc.	578,774	2,923
*	Pozen Inc.	435,378	2,887
*	Almost Family Inc.	135,605	2,886
^,* Savient Pharmaceuticals Inc.		1,155,292	2,877
*	Palomar Medical Technologies Inc.	299,997	2,832
*	Sagent Pharmaceuticals Inc.	157,974	2,520
	Assisted Living Concepts Inc. Class A	326,386	2,490
*	Exactech Inc.	139,019	2,479
*	Targacept Inc.	459,092	2,245
*	Trius Therapeutics Inc.	375,283	2,188
*	Skilled Healthcare Group Inc.	331,496	2,132
*	Cross Country Healthcare Inc.	447,427	2,112
*	SIGA Technologies Inc.	622,976	1,994
^,* Biotime Inc.		452,675	1,901
^,* Ampio Pharmaceuticals Inc.		479,175	1,869
^,* Cell Therapeutics Inc.		670,576	1,629
*	Progenics Pharmaceuticals Inc.	524,321	1,505
*	BioMimetic Therapeutics Inc.	340,086	1,398
*	Pacific Biosciences of California Inc.	661,069	1,210
*	Codexis Inc.	348,745	1,057
*	Metabolix Inc.	496,208	829
^,* Complete Genomics Inc.		241,377	751
*	Alimera Sciences Inc.	177,813	459
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			3,439,893
Industrials (16.1%)
*	Fortune Brands Home & Security Inc.	2,323,681	62,763
	Wabtec Corp.	779,043	62,549
	Corrections Corp. of America	1,616,876	54,085
	Carlisle Cos. Inc.	1,004,728	52,165
	Nordson Corp.	884,066	51,824
	Valmont Industries Inc.	386,367	50,807
	Triumph Group Inc.	805,830	50,389
	Lincoln Electric Holdings Inc.	1,286,018	50,219

	Graco Inc.	977,725	49,160
	Kennametal Inc.	1,294,546	48,002
*	Genesee & Wyoming Inc. Class A	715,621	47,846
*	Shaw Group Inc.	1,066,161	46,506
	Regal-Beloit Corp.	639,735	45,089
*	Kirby Corp.	813,294	44,959
	Acuity Brands Inc.	684,714	43,336
*	United Rentals Inc.	1,288,635	42,151
*	WESCO International Inc.	704,883	40,319
*	Terex Corp.	1,785,488	40,316
*	Alaska Air Group Inc.	1,149,836	40,313
^,* Dollar Thrifty Automotive Group Inc.		453,450	39,418
	Trinity Industries Inc.	1,298,141	38,905
*	Hexcel Corp.	1,610,471	38,684
	Toro Co.	968,115	38,512
	Robbins & Myers Inc.	639,094	38,090
*	Clean Harbors Inc.	775,785	37,897
	AO Smith Corp.	642,676	36,980
*	Oshkosh Corp.	1,333,958	36,590
	CLARCOR Inc.	812,531	36,263
	Landstar System Inc.	759,329	35,901
*	Teledyne Technologies Inc.	564,659	35,794
*	Chart Industries Inc.	483,592	35,713
*	Middleby Corp.	302,759	35,011
	Woodward Inc.	1,006,482	34,200
	Lennox International Inc.	700,579	33,880
	Covanta Holding Corp.	1,960,632	33,644
*	Huntington Ingalls Industries Inc.	800,002	33,640
*	Colfax Corp.	910,188	33,377
	Watsco Inc.	432,131	32,751
	Ryder System Inc.	829,270	32,391
*	Old Dominion Freight Line Inc.	1,045,142	31,521
	Exelis Inc.	3,018,016	31,206
	EMCOR Group Inc.	1,079,429	30,807
	GATX Corp.	719,071	30,517
	Crane Co.	761,010	30,387
	Actuant Corp. Class A	1,049,554	30,038
	Corporate Executive Board Co.	541,886	29,061
*	Portfolio Recovery Associates Inc.	276,637	28,889
	ITT Corp.	1,418,131	28,575
*	Esterline Technologies Corp.	498,258	27,972
	Geo Group Inc.	993,541	27,491
*	US Airways Group Inc.	2,625,337	27,461
*	EnerSys Inc.	775,367	27,363
	Belden Inc.	736,090	27,147
	Manitowoc Co. Inc.	2,031,647	27,102
*	Tetra Tech Inc.	1,025,770	26,937
	Alliant Techsystems Inc.	535,775	26,848
	Harsco Corp.	1,302,532	26,741
^,* Polypore International Inc.		752,566	26,603
*	Advisory Board Co.	555,008	26,546
	Macquarie Infrastructure Co. LLC	638,903	26,502
*	Avis Budget Group Inc.	1,715,711	26,388
^,* USG Corp.		1,198,255	26,302
	Applied Industrial Technologies Inc.	614,178	25,445
	Deluxe Corp.	824,676	25,202
	Rollins Inc.	1,068,435	24,991

Con-way Inc.	902,642	24,705
* Air Lease Corp.	1,199,942	24,479
* Moog Inc. Class A	633,879	24,005
* General Cable Corp.	804,825	23,646
Healthcare Services Group Inc.	1,031,694	23,595
Brady Corp. Class A	793,012	23,219
UTi Worldwide Inc.	1,674,827	22,560
Curtiss-Wright Corp.	682,857	22,329
* Atlas Air Worldwide Holdings Inc.	427,248	22,059
* Acacia Research Corp.	803,850	22,034
* Beacon Roofing Supply Inc.	757,983	21,603
Mueller Industries Inc.	463,884	21,093
Brink's Co.	764,390	19,637
Franklin Electric Co. Inc.	322,122	19,485
* MasTec Inc.	978,934	19,285
Mine Safety Appliances Co.	507,201	18,903
HNI Corp.	736,509	18,788
* JetBlue Airways Corp.	3,894,067	18,653
Barnes Group Inc.	745,744	18,651
Herman Miller Inc.	943,298	18,338
* FTI Consulting Inc.	679,642	18,133
Simpson Manufacturing Co. Inc.	625,006	17,888
* Hub Group Inc. Class A	600,223	17,815
* GrafTech International Ltd.	1,978,024	17,782
Armstrong World Industries Inc.	380,172	17,629
Watts Water Technologies Inc. Class A	457,352	17,302
* RBC Bearings Inc.	358,706	17,254
Granite Construction Inc.	593,780	17,053
ESCO Technologies Inc.	432,301	16,795
* Spirit Airlines Inc.	974,033	16,636
TAL International Group Inc.	488,524	16,600
* II-VI Inc.	866,665	16,484
ABM Industries Inc.	868,986	16,450
Raven Industries Inc.	556,948	16,391
United Stationers Inc.	624,927	16,261
UniFirst Corp.	243,367	16,254
HEICO Corp.	416,354	16,109
* Allegiant Travel Co. Class A	248,286	15,731
AZZ Inc.	408,308	15,508
* Navistar International Corp.	720,635	15,198
Werner Enterprises Inc.	706,949	15,108
Lindsay Corp.	205,546	14,793
Briggs & Stratton Corp.	786,846	14,690
* On Assignment Inc.	718,272	14,308
Forward Air Corp.	470,416	14,305
Matson Inc.	683,381	14,289
* Orbital Sciences Corp.	953,989	13,890
Knight Transportation Inc.	966,268	13,818
Kaman Corp.	384,045	13,772
* Trimas Corp.	570,857	13,763
Amerco Inc.	126,776	13,484
Interface Inc. Class A	1,013,504	13,388
* Seaboard Corp.	5,855	13,233
* KAR Auction Services Inc.	661,741	13,063
Cubic Corp.	259,453	12,988
Steelcase Inc. Class A	1,313,335	12,936
* Huron Consulting Group Inc.	370,817	12,912

Aircastle Ltd.	1,128,096	12,781
Universal Forest Products Inc.	303,430	12,604
Mueller Water Products Inc. Class A	2,533,886	12,416
* Exponent Inc.	216,902	12,383
* DigitalGlobe Inc.	603,046	12,296
* Aegion Corp. Class A	634,881	12,164
* Swift Transportation Co.	1,407,802	12,135
* EnPro Industries Inc.	332,890	11,987
* ACCO Brands Corp.	1,828,127	11,865
* Korn/Ferry International	773,311	11,855
Tennant Co.	274,210	11,742
Kaydon Corp.	518,169	11,576
^ Titan International Inc.	648,725	11,456
Heartland Express Inc.	839,040	11,210
Quanex Building Products Corp.	594,684	11,204
Knoll Inc.	775,268	10,815
AAR Corp.	651,578	10,699
* Mobile Mini Inc.	628,502	10,502
NACCO Industries Inc. Class A	82,383	10,332
* TrueBlue Inc.	653,435	10,272
* Encore Capital Group Inc.	359,434	10,158
Generac Holdings Inc.	439,539	10,061
* Thermon Group Holdings Inc.	399,333	9,979
McGrath RentCorp	380,367	9,924
* Astec Industries Inc.	313,130	9,898
* Blount International Inc.	751,938	9,896
* Team Inc.	305,764	9,739
CIRCOR International Inc.	253,881	9,584
G&K Services Inc. Class A	304,654	9,539
Albany International Corp.	431,718	9,485
American Science & Engineering Inc.	144,173	9,459
HEICO Corp. Class A	306,760	9,359
* Navigant Consulting Inc.	838,465	9,265
Ceradyne Inc.	373,073	9,114
Standex International Corp.	204,120	9,073
Insperity Inc.	357,693	9,025
Resources Connection Inc.	687,281	9,010
Apogee Enterprises Inc.	457,500	8,976
* RailAmerica Inc.	326,074	8,957
Sun Hydraulics Corp.	335,404	8,912
Encore Wire Corp.	303,070	8,868
Griffon Corp.	849,864	8,754
* GeoEye Inc.	325,986	8,616
SkyWest Inc.	823,859	8,510
* Sykes Enterprises Inc.	631,980	8,494
Altra Holdings Inc.	435,599	7,928
* Wabash National Corp.	1,105,028	7,879
Sauer-Danfoss Inc.	195,824	7,874
Cascade Corp.	143,429	7,851
* Dycom Industries Inc.	543,671	7,818
* DXP Enterprises Inc.	160,346	7,660
John Bean Technologies Corp.	468,672	7,653
* InnerWorkings Inc.	585,439	7,622
* Trex Co. Inc.	215,809	7,363
* GenCorp Inc.	772,472	7,331
Great Lakes Dredge & Dock Corp.	908,196	6,993
Ennis Inc.	422,933	6,940

	Viad Corp.	327,570	6,833
^	Quad/Graphics Inc.	396,892	6,731
*	Aerovironment Inc.	286,296	6,719
*	Greenbrier Cos. Inc.	410,091	6,619
*	MYR Group Inc.	331,538	6,614
	Comfort Systems USA Inc.	605,125	6,614
*	Tutor Perini Corp.	574,537	6,573
*	ICF International Inc.	323,056	6,493
	Gorman-Rupp Co.	237,638	6,416
	US Ecology Inc.	296,292	6,394
*	Federal Signal Corp.	1,005,794	6,357
*	Layne Christensen Co.	320,958	6,294
*	Mistras Group Inc.	271,093	6,289
*	Meritor Inc.	1,482,529	6,286
*	Rush Enterprises Inc. Class A	320,461	6,172
*	Gibraltar Industries Inc.	469,118	6,014
	Primoris Services Corp.	458,626	5,985
*	Powell Industries Inc.	152,299	5,889
	AAON Inc.	297,799	5,864
	H&E Equipment Services Inc.	482,266	5,845
*	Titan Machinery Inc.	287,459	5,830
	Kelly Services Inc. Class A	460,014	5,796
*	Standard Parking Corp.	253,250	5,680
^	National Presto Industries Inc.	77,851	5,674
	Celadon Group Inc.	350,298	5,629
*	Kforce Inc.	476,637	5,620
*	Taser International Inc.	897,992	5,415
	Douglas Dynamics Inc.	359,543	5,318
*	Saia Inc.	258,881	5,214
	Kimball International Inc. Class B	423,320	5,173
	Global Power Equipment Group Inc.	278,014	5,140
	LB Foster Co. Class A	155,303	5,023
*	Engility Holdings Inc.	266,761	4,922
^,* Capstone Turbine Corp.		4,828,138	4,828
*	EnerNOC Inc.	369,634	4,798
*	Wesco Aircraft Holdings Inc.	349,343	4,772
	Marten Transport Ltd.	267,494	4,700
	Multi-Color Corp.	196,093	4,542
*	Columbus McKinnon Corp.	298,001	4,503
*	American Railcar Industries Inc.	155,371	4,403
*	Hawaiian Holdings Inc.	786,541	4,397
*	Kadant Inc.	188,812	4,379
*	Astronics Corp.	141,397	4,355
*	KEYW Holding Corp.	344,731	4,309
*	CBIZ Inc.	686,231	4,131
*	Consolidated Graphics Inc.	150,198	3,919
	Alamo Group Inc.	115,625	3,906
*	Air Transport Services Group Inc.	887,474	3,905
*	CAI International Inc.	187,235	3,842
*	Echo Global Logistics Inc.	220,851	3,788
*	Northwest Pipe Co.	152,270	3,753
	CDI Corp.	218,008	3,713
*	Roadrunner Transportation Systems Inc.	225,371	3,647
*	EnergySolutions Inc.	1,304,495	3,561
	FreightCar America Inc.	194,780	3,465
*	Republic Airways Holdings Inc.	748,134	3,464
*	Furmanite Corp.	602,390	3,422

	SeaCube Container Leasing Ltd.	181,282	3,399
	Heidrick & Struggles International Inc.	262,498	3,344
*	Michael Baker Corp.	139,863	3,337
*	XPO Logistics Inc.	270,836	3,315
	Schawk Inc. Class A	252,224	3,292
*	Ameresco Inc. Class A	278,593	3,290
	Dynamic Materials Corp.	218,342	3,280
*	American Woodmark Corp.	163,967	3,274
*	Orion Marine Group Inc.	438,640	3,259
^,* Zipcar Inc.		416,155	3,238
*	RPX Corp.	283,830	3,182
	Arkansas Best Corp.	393,876	3,120
*	Accuride Corp.	650,550	3,032
	Houston Wire & Cable Co.	276,107	2,971
*	Commercial Vehicle Group Inc.	399,620	2,937
*	CRA International Inc.	167,882	2,901
*	American Superconductor Corp.	672,989	2,793
*	Patriot Transportation Holding Inc.	99,161	2,765
*	American Reprographics Co.	640,737	2,736
*	Pike Electric Corp.	340,291	2,705
*	Dolan Co.	474,846	2,555
^,* Swisher Hygiene Inc.		1,841,967	2,542
*	Sterling Construction Co. Inc.	250,783	2,503
	Twin Disc Inc.	139,815	2,503
	Ampco-Pittsburgh Corp.	125,439	2,314
*	Vicor Corp.	342,715	2,286
*	Pacer International Inc.	571,972	2,276
*	Ducommun Inc.	163,696	2,226
*	Rush Enterprises Inc. Class B	129,885	2,178
*	PMFG Inc.	268,806	2,175
*	Cenveo Inc.	928,710	2,127
	Preformed Line Products Co.	38,784	2,106
*	TMS International Corp. Class A	212,095	2,100
^,* Genco Shipping & Trading Ltd.		534,254	1,966
*	Hill International Inc.	440,644	1,921
*	Pendrell Corp.	1,695,060	1,915
*	Metalico Inc.	695,274	1,780
*	Tecumseh Products Co. Class A	179,402	929
^,* Eagle Bulk Shipping Inc.		253,141	914
	Baltic Trading Ltd.	273,030	882
*	A123 Systems Inc.	2,019,131	505
*	Tecumseh Products Co. Class B	37,155	208
			4,316,440
Information Technology (16.4%)
*	Ariba Inc.	1,587,178	71,106
*	NCR Corp.	2,566,668	59,829
*	Cadence Design Systems Inc.	4,441,864	57,145
*	Concur Technologies Inc.	752,929	55,513
*	AOL Inc.	1,512,352	53,280
	Jack Henry & Associates Inc.	1,341,450	50,841
*	SolarWinds Inc.	897,262	50,013
*	JDS Uniphase Corp.	3,808,821	47,172
	Broadridge Financial Solutions Inc.	2,019,954	47,126
	MercadoLibre Inc.	535,458	44,202
*	NeuStar Inc. Class A	1,081,818	43,305
*	Teradyne Inc.	3,019,154	42,932
*	Parametric Technology Corp.	1,933,900	42,159

*	Ultimate Software Group Inc.	409,252	41,785
*	Wright Express Corp.	597,030	41,625
*	Brocade Communications Systems Inc.	6,915,184	40,903
*	Aruba Networks Inc.	1,808,510	40,664
*	CommVault Systems Inc.	686,349	40,289
*	Cirrus Logic Inc.	1,042,831	40,034
	National Instruments Corp.	1,566,128	39,419
*	Aspen Technology Inc.	1,513,399	39,121
	Lender Processing Services Inc.	1,366,819	38,121
*	CoreLogic Inc.	1,381,988	36,664
*	Compuware Corp.	3,522,614	34,909
*	CoStar Group Inc.	425,731	34,714
*	FleetCor Technologies Inc.	739,099	33,112
	MAXIMUS Inc.	548,989	32,786
	Diebold Inc.	967,762	32,623
*	Zebra Technologies Corp.	838,644	31,483
	FEI Co.	582,837	31,182
	DST Systems Inc.	545,374	30,846
*	IPG Photonics Corp.	535,909	30,708
	Convergys Corp.	1,887,044	29,570
*	Tech Data Corp.	644,759	29,208
*	Microsemi Corp.	1,437,053	28,842
*	Itron Inc.	646,218	27,884
*	QLIK Technologies Inc.	1,241,790	27,829
*	ACI Worldwide Inc.	643,087	27,177
*	Fairchild Semiconductor International Inc. Class A	2,058,708	27,010
*	Cavium Inc.	804,097	26,801
	InterDigital Inc.	717,332	26,742
*	Quest Software Inc.	954,787	26,734
*	Semtech Corp.	1,059,623	26,650
^,* 3D Systems Corp.		799,565	26,266
	Anixter International Inc.	454,444	26,112
*	Rovi Corp.	1,794,860	26,043
	Lexmark International Inc. Class A	1,150,517	25,599
*	Hittite Microwave Corp.	458,662	25,442
*	NetSuite Inc.	397,490	25,360
^,* Fusion-io Inc.		829,896	25,121
	Cypress Semiconductor Corp.	2,340,517	25,090
*	ViaSat Inc.	662,563	24,767
	Fair Isaac Corp.	554,485	24,542
	Plantronics Inc.	687,469	24,288
*	Cymer Inc.	475,334	24,271
*	Silicon Laboratories Inc.	658,871	24,220
*	OSI Systems Inc.	305,024	23,743
*	Sourcefire Inc.	478,003	23,437
*	Mentor Graphics Corp.	1,513,432	23,428
*	NETGEAR Inc.	614,197	23,425
*	Arris Group Inc.	1,828,227	23,383
	j2 Global Inc.	710,689	23,325
^,* Universal Display Corp.		675,466	23,223
*	Vishay Intertechnology Inc.	2,346,459	23,066
	Cognex Corp.	658,242	22,762
*	Acxiom Corp.	1,242,167	22,694
*	JDA Software Group Inc.	688,146	21,869
*	Ciena Corp.	1,603,602	21,809
*	Comverse Technology Inc.	3,542,768	21,788
^,* First Solar Inc.		982,293	21,753

*	Progress Software Corp.	1,016,477	21,742
	MKS Instruments Inc.	849,647	21,658
*	ValueClick Inc.	1,239,020	21,299
	Littelfuse Inc.	375,280	21,218
*	CACI International Inc. Class A	409,099	21,187
*	PMC - Sierra Inc.	3,751,701	21,160
*	Finisar Corp.	1,476,275	21,111
*	TiVo Inc.	2,016,831	21,036
*	Cardtronics Inc.	677,873	20,187
	Tellabs Inc.	5,626,751	19,919
	Heartland Payment Systems Inc.	626,982	19,863
*	Sapient Corp.	1,825,705	19,462
*	Tyler Technologies Inc.	438,161	19,288
*	DealerTrack Holdings Inc.	686,476	19,118
*	Liquidity Services Inc.	378,607	19,010
^,* Veeco Instruments Inc.		628,422	18,865
*	Manhattan Associates Inc.	328,534	18,815
*	International Rectifier Corp.	1,118,984	18,676
*	MicroStrategy Inc. Class A	138,488	18,567
*	Entegris Inc.	2,219,930	18,048
	Intersil Corp. Class A	2,061,141	18,035
*	QLogic Corp.	1,576,036	17,998
*	RF Micro Devices Inc.	4,498,599	17,769
*	SS&C Technologies Holdings Inc.	697,789	17,591
*	Coherent Inc.	382,770	17,554
	Blackbaud Inc.	729,981	17,461
^,* VistaPrint NV		508,494	17,365
*	EchoStar Corp. Class A	604,747	17,332
*	Kenexa Corp.	375,712	17,219
*	Plexus Corp.	565,668	17,134
	ADTRAN Inc.	978,987	16,917
	Syntel Inc.	270,493	16,881
^,* VirnetX Holding Corp.		658,040	16,734
*	Acme Packet Inc.	939,758	16,070
*	Bottomline Technologies Inc.	594,372	14,675
*	Netscout Systems Inc.	575,035	14,669
	NIC Inc.	990,309	14,657
*	BroadSoft Inc.	355,126	14,567
*	LivePerson Inc.	801,116	14,508
*	Monster Worldwide Inc.	1,961,053	14,375
*	Stratasys Inc.	264,227	14,374
*	ScanSource Inc.	446,023	14,282
*	Benchmark Electronics Inc.	932,498	14,239
*	Unisys Corp.	674,094	14,035
	Power Integrations Inc.	458,974	13,967
	MTS Systems Corp.	260,107	13,929
^	Ebix Inc.	589,838	13,926
*	Euronet Worldwide Inc.	739,658	13,898
*	TriQuint Semiconductor Inc.	2,725,782	13,765
*	SYNNEX Corp.	420,942	13,714
*	Take-Two Interactive Software Inc.	1,308,262	13,645
*	Integrated Device Technology Inc.	2,301,038	13,530
^,* Ancestry.com Inc.		447,998	13,476
*	RealPage Inc.	594,030	13,425
	Cabot Microelectronics Corp.	381,035	13,390
*	Ultratech Inc.	423,941	13,303
*	Advent Software Inc.	532,570	13,085

*	Synaptics Inc.	544,717	13,084
*	Insight Enterprises Inc.	717,844	12,548
*	Electronics for Imaging Inc.	750,709	12,469
*	CSG Systems International Inc.	549,476	12,358
*	Cornerstone OnDemand Inc.	402,547	12,342
	EarthLink Inc.	1,717,700	12,230
^,* OpenTable Inc.		291,942	12,145
*	OmniVision Technologies Inc.	846,237	11,809
*	Spansion Inc. Class A	967,730	11,535
*	WebMD Health Corp.	819,334	11,495
	Tessera Technologies Inc.	839,311	11,482
*	ExlService Holdings Inc.	387,083	11,419
*	Web.com Group Inc.	630,781	11,323
*	FARO Technologies Inc.	274,009	11,322
*	Kulicke & Soffa Industries Inc.	1,077,716	11,208
*	Sanmina-SCI Corp.	1,318,106	11,191
*	Rogers Corp.	263,064	11,143
*	Ixia	691,310	11,109
	Loral Space & Communications Inc.	154,207	10,964
*	Blucora Inc.	615,069	10,954
*	Synchronoss Technologies Inc.	473,558	10,844
^,* GT Advanced Technologies Inc.		1,914,004	10,431
*	Verint Systems Inc.	379,669	10,418
*	MEMC Electronic Materials Inc.	3,733,113	10,266
*	Emulex Corp.	1,403,701	10,121
*	Bankrate Inc.	646,778	10,077
*	Brightpoint Inc.	1,117,467	10,035
*	Diodes Inc.	588,825	10,016
*	Digital River Inc.	597,000	9,946
*	Monolithic Power Systems Inc.	503,033	9,935
*	Infinera Corp.	1,774,620	9,725
*	ATMI Inc.	516,233	9,586
*	Websense Inc.	601,846	9,419
*	Power-One Inc.	1,676,651	9,389
*	iGATE Corp.	508,267	9,235
	Monotype Imaging Holdings Inc.	591,478	9,221
	Mantech International Corp. Class A	383,610	9,207
*	Rofin-Sinar Technologies Inc.	461,598	9,107
*	Volterra Semiconductor Corp.	410,339	8,974
*	Rambus Inc.	1,607,018	8,903
	OPNET	255,375	8,701
*	Ellie Mae Inc.	319,385	8,697
	Micrel Inc.	829,219	8,640
*	Harmonic Inc.	1,901,633	8,633
	Brooks Automation Inc.	1,072,529	8,612
*	Constant Contact Inc.	492,454	8,569
	Comtech Telecommunications Corp.	307,468	8,498
*	Global Cash Access Holdings Inc.	1,010,469	8,134
*	TTM Technologies Inc.	860,958	8,119
	Badger Meter Inc.	222,958	8,113
	United Online Inc.	1,465,299	8,088
	Pegasystems Inc.	275,575	8,003
	Park Electrochemical Corp.	319,489	7,933
	AVX Corp.	822,856	7,891
*	Entropic Communications Inc.	1,351,895	7,868
*	comScore Inc.	514,412	7,845
*	Accelrys Inc.	898,672	7,783

*	Active Network Inc.	615,065	7,707
*	Measurement Specialties Inc.	231,803	7,645
*	LogMeIn Inc.	338,504	7,593
*	Advanced Energy Industries Inc.	610,413	7,520
*	Interactive Intelligence Group Inc.	248,359	7,463
	Forrester Research Inc.	255,889	7,362
*	Procera Networks Inc.	311,490	7,320
*	Lattice Semiconductor Corp.	1,907,936	7,307
	Black Box Corp.	283,201	7,224
	Booz Allen Hamilton Holding Corp.	519,204	7,191
*	DTS Inc.	304,335	7,085
	EPIQ Systems Inc.	525,332	7,050
*	TeleTech Holdings Inc.	403,661	6,882
*	ServiceSource International Inc.	662,055	6,793
*	Newport Corp.	611,731	6,766
^,* Amkor Technology Inc.		1,496,980	6,587
*	Dice Holdings Inc.	780,686	6,573
*	Cray Inc.	509,065	6,465
*	Sonus Networks Inc.	3,395,173	6,383
*	Vocus Inc.	317,021	6,359
*	PROS Holdings Inc.	332,731	6,345
^,* InvenSense Inc.		523,352	6,254
*	Silicon Image Inc.	1,346,456	6,180
*	Quantum Corp.	3,789,485	6,101
*	Super Micro Computer Inc.	503,343	6,055
	Cass Information Systems Inc.	142,777	5,992
^,* Higher One Holdings Inc.		442,950	5,971
^,* RealD Inc.		664,976	5,945
*	Perficient Inc.	490,846	5,925
*	Tangoe Inc.	451,084	5,923
*	TNS Inc.	395,472	5,912
	Methode Electronics Inc.	598,718	5,814
	Daktronics Inc.	609,753	5,799
*	MIPS Technologies Inc. Class A	779,880	5,763
	Electro Scientific Industries Inc.	468,459	5,725
*	Net 1 UEPS Technologies Inc.	624,924	5,656
*	SciQuest Inc.	307,874	5,603
*	Virtusa Corp.	311,023	5,527
*	Rudolph Technologies Inc.	521,443	5,475
*	Internap Network Services Corp.	775,222	5,465
*	Ceva Inc.	375,179	5,395
*	Mercury Computer Systems Inc.	500,718	5,318
*	Actuate Corp.	755,677	5,312
*	Photronics Inc.	976,604	5,244
*	Stamps.com Inc.	226,393	5,239
*	Demand Media Inc.	476,593	5,181
*	Checkpoint Systems Inc.	623,624	5,164
	Electro Rent Corp.	290,941	5,147
*	Deltek Inc.	388,717	5,061
*	Applied Micro Circuits Corp.	999,743	5,059
*	Sycamore Networks Inc.	326,862	5,034
	CTS Corp.	495,755	4,992
*	Exar Corp.	623,940	4,992
*	Nanometrics Inc.	359,557	4,965
*	Intermec Inc.	779,560	4,841
*	Jive Software Inc.	299,756	4,709
*	VASCO Data Security International Inc.	501,779	4,707

^,* Silicon Graphics International Corp.		517,034	4,705
*	Symmetricom Inc.	673,109	4,692
*	Move Inc.	539,688	4,652
*	Oplink Communications Inc.	277,474	4,589
*	LTX-Credence Corp.	792,613	4,558
*	FormFactor Inc.	802,377	4,485
*	Avid Technology Inc.	471,833	4,464
^,* Angie's List Inc.		420,335	4,447
*	Extreme Networks	1,293,857	4,322
*	Digi International Inc.	418,564	4,253
*	Magnachip Semiconductor Corp.	357,860	4,223
*	Fabrinet	362,333	4,199
*	QuinStreet Inc.	500,077	4,196
*	MoneyGram International Inc.	280,481	4,190
*	Anaren Inc.	203,789	4,074
*	IntraLinks Holdings Inc.	621,434	4,064
*	STEC Inc.	601,244	4,058
*	IXYS Corp.	404,319	4,011
*	CIBER Inc.	1,122,385	3,895
*	GSI Group Inc.	434,842	3,874
*	Kopin Corp.	1,026,726	3,861
*	Globecomm Systems Inc.	337,256	3,760
*	Seachange International Inc.	477,023	3,745
	Keynote Systems Inc.	255,279	3,696
*	Maxwell Technologies Inc.	447,580	3,634
^,* OCZ Technology Group Inc.		1,034,579	3,590
*	Sigma Designs Inc.	532,202	3,518
	Cohu Inc.	374,307	3,515
*	Multi-Fineline Electronix Inc.	153,559	3,463
*	Imperva Inc.	93,192	3,447
*	XO Group Inc.	402,378	3,360
*	Envestnet Inc.	284,537	3,329
*	Oclaro Inc.	1,231,087	3,324
*	Calix Inc.	507,200	3,246
*	Kemet Corp.	727,757	3,202
*	Pericom Semiconductor Corp.	362,905	3,152
*	Inphi Corp.	295,503	3,150
^,* Travelzoo Inc.		129,082	3,042
*	RealNetworks Inc.	364,687	3,034
*	SunPower Corp. Class A	666,922	3,008
*	Supertex Inc.	165,777	2,964
*	ShoreTel Inc.	700,441	2,865
^,* Rubicon Technology Inc.		291,520	2,793
*	Imation Corp.	497,259	2,780
*	Responsys Inc.	271,293	2,775
*	Rosetta Stone Inc.	203,509	2,595
*	Limelight Networks Inc.	1,095,841	2,564
*	Alpha & Omega Semiconductor Ltd.	281,972	2,428
*	MaxLinear Inc.	359,299	2,404
*	ModusLink Global Solutions Inc.	645,911	2,383
*	Aviat Networks Inc.	990,899	2,358
*	Intevac Inc.	376,242	2,299
	Bel Fuse Inc. Class B	120,671	2,254
*	Agilysys Inc.	247,746	2,131
*	Echelon Corp.	549,340	2,109
^,* KIT Digital Inc.		698,863	2,097
*	Aeroflex Holding Corp.	273,617	1,814

*	TeleCommunication Systems Inc. Class A	794,301	1,716
*	TeleNav Inc.	268,400	1,602
*	ANADIGICS Inc.	1,126,100	1,565
*	TechTarget Inc.	254,594	1,505
	Marchex Inc. Class B	379,639	1,450
*	Viasystems Group Inc.	82,885	1,434
*	STR Holdings Inc.	410,895	1,274
*	Intermolecular Inc.	170,258	1,209
*	Novatel Wireless Inc.	518,154	1,026
*	Mitel Networks Corp.	354,404	957
*	NCI Inc. Class A	129,228	889
*	Carbonite Inc.	122,421	858
	Bel Fuse Inc. Class A	19,466	340
			4,396,249
Materials (5.8%)
	Royal Gold Inc.	951,538	95,021
	RPM International Inc.	2,127,150	60,709
	Packaging Corp. of America	1,585,656	57,559
*	Allied Nevada Gold Corp.	1,381,142	53,947
	Rockwood Holdings Inc.	1,129,398	52,630
	Cytec Industries Inc.	706,527	46,292
	NewMarket Corp.	173,446	42,751
*	Coeur d'Alene Mines Corp.	1,453,780	41,912
	Compass Minerals International Inc.	534,820	39,892
	Carpenter Technology Corp.	719,593	37,649
	Cabot Corp.	1,025,332	37,496
	Silgan Holdings Inc.	845,614	36,793
	Eagle Materials Inc.	743,625	34,400
	Hecla Mining Co.	4,614,285	30,223
	Sensient Technologies Corp.	807,406	29,680
	Olin Corp.	1,295,393	28,149
*	Louisiana-Pacific Corp.	2,224,131	27,802
*	Chemtura Corp.	1,595,841	27,480
	HB Fuller Co.	805,698	24,719
	Westlake Chemical Corp.	323,208	23,614
	PolyOne Corp.	1,376,575	22,810
	Commercial Metals Co.	1,687,967	22,281
*	Stillwater Mining Co.	1,872,159	22,073
^,* Resolute Forest Products		1,599,740	20,797
	Buckeye Technologies Inc.	637,299	20,432
	Minerals Technologies Inc.	286,969	20,355
	Georgia Gulf Corp.	553,710	20,055
*	Intrepid Potash Inc.	913,189	19,615
	Worthington Industries Inc.	848,377	18,376
*	SunCoke Energy Inc.	1,132,298	18,253
	Balchem Corp.	473,195	17,380
	Innophos Holdings Inc.	352,422	17,089
	Schweitzer-Mauduit International Inc.	504,782	16,653
	Kaiser Aluminum Corp.	280,844	16,398
	Globe Specialty Metals Inc.	1,031,700	15,702
*	Clearwater Paper Corp.	378,205	15,624
*	McEwen Mining Inc.	3,249,486	14,915
*	KapStone Paper and Packaging Corp.	640,453	14,340
	AMCOL International Corp.	412,633	13,980
	Stepan Co.	142,118	13,660
*	Kraton Performance Polymers Inc.	521,395	13,608
	Boise Inc.	1,544,017	13,526

*	LSB Industries Inc.	307,085	13,472
*	Calgon Carbon Corp.	920,619	13,174
*	Graphic Packaging Holding Co.	2,226,438	12,936
	American Vanguard Corp.	360,179	12,534
	PH Glatfelter Co.	691,511	12,316
	Deltic Timber Corp.	184,544	12,043
	Koppers Holdings Inc.	335,616	11,723
*	Innospec Inc.	335,736	11,388
	A Schulman Inc.	477,371	11,371
*	RTI International Metals Inc.	465,742	11,150
^	Gold Resource Corp.	513,421	11,013
	Schnitzer Steel Industries Inc.	387,782	10,916
	Haynes International Inc.	198,601	10,357
*	Texas Industries Inc.	248,855	10,116
	Quaker Chemical Corp.	209,380	9,772
*	OM Group Inc.	523,844	9,712
*	Flotek Industries Inc.	760,000	9,629
*	TPC Group Inc.	215,103	8,778
	AK Steel Holding Corp.	1,698,710	8,154
	Materion Corp.	313,740	7,467
	Neenah Paper Inc.	256,003	7,332
	Myers Industries Inc.	433,630	6,773
	Wausau Paper Corp.	717,675	6,646
*	Horsehead Holding Corp.	708,436	6,617
*	Headwaters Inc.	987,898	6,500
	Tredegar Corp.	363,623	6,451
	Hawkins Inc.	152,382	6,331
*	Century Aluminum Co.	858,307	6,137
*	Mercer International Inc.	766,747	5,720
^	Kronos Worldwide Inc.	374,889	5,601
^,* Paramount Gold and Silver Corp.		2,026,227	5,390
*	OMNOVA Solutions Inc.	709,856	5,374
	Zep Inc.	304,220	4,600
*	Ferro Corp.	1,325,791	4,547
	Noranda Aluminum Holding Corp.	548,991	3,673
*	Zoltek Cos. Inc.	472,216	3,631
*	Metals USA Holdings Corp.	269,961	3,609
*	AM Castle & Co.	279,690	3,493
*	General Moly Inc.	964,927	3,059
*	Arabian American Development Co.	290,786	2,847
	Olympic Steel Inc.	150,805	2,546
*	Spartech Corp.	474,130	2,537
^,* Midway Gold Corp.		1,545,132	2,534
^,* Golden Minerals Co.		462,023	2,412
*	United States Lime & Minerals Inc.	31,361	1,512
			1,550,533
Telecommunication Services (0.8%)
*	tw telecom inc Class A	2,434,162	63,459
^,* NII Holdings Inc.		2,777,915	21,807
*	Cincinnati Bell Inc.	3,030,004	17,271
	Cogent Communications Group Inc.	719,503	16,541
	Consolidated Communications Holdings Inc.	621,463	10,683
*	Clearwire Corp. Class A	7,465,647	10,079
*	Premiere Global Services Inc.	769,004	7,190
	Atlantic Tele-Network Inc.	150,531	6,470
	Shenandoah Telecommunications Co.	366,419	6,449
*	Vonage Holdings Corp.	2,745,827	6,260

*	Iridium Communications Inc.	828,738	6,066
*	Leap Wireless International Inc.	832,638	5,679
*	inContact Inc.	793,550	5,174
*	Cbeyond Inc.	492,678	4,858
*	Neutral Tandem Inc.	488,199	4,579
*	General Communication Inc. Class A	466,337	4,570
	NTELOS Holdings Corp.	258,121	4,484
	USA Mobility Inc.	358,069	4,250
	IDT Corp. Class B	240,807	2,473
	Lumos Networks Corp.	259,592	2,040
*	Boingo Wireless Inc.	225,348	1,789
^	Alaska Communications Systems Group Inc.	729,567	1,649
^,* Elephant Talk Communications Inc.		846,850	1,169
			214,989
Utilities (3.6%)
	Westar Energy Inc.	2,040,751	60,529
	Questar Corp.	2,882,099	58,593
	Atmos Energy Corp.	1,456,036	52,112
	Great Plains Energy Inc.	2,204,560	49,073
	Cleco Corp.	985,287	41,362
	Hawaiian Electric Industries Inc.	1,562,339	41,105
	Vectren Corp.	1,326,041	37,925
	Piedmont Natural Gas Co. Inc.	1,159,348	37,656
	IDACORP Inc.	810,172	35,056
	WGL Holdings Inc.	833,495	33,548
	Portland General Electric Co.	1,221,134	33,019
	Southwest Gas Corp.	745,778	32,963
*	GenOn Energy Inc.	12,500,069	31,625
	New Jersey Resources Corp.	671,960	30,722
	UIL Holdings Corp.	819,130	29,374
	UNS Energy Corp.	651,167	27,258
	PNM Resources Inc.	1,288,292	27,093
	South Jersey Industries Inc.	491,649	26,023
	Avista Corp.	948,938	24,426
	Black Hills Corp.	677,406	24,095
	ALLETE Inc.	555,291	23,178
	Northwest Natural Gas Co.	433,417	21,341
	NorthWestern Corp.	587,753	21,294
	El Paso Electric Co.	615,220	21,071
	MGE Energy Inc.	373,816	19,809
	CH Energy Group Inc.	229,116	14,941
	Laclede Group Inc.	345,463	14,855
	Empire District Electric Co.	681,758	14,692
	American States Water Co.	304,949	13,549
	Otter Tail Corp.	526,381	12,559
	California Water Service Group	643,891	12,009
	Chesapeake Utilities Corp.	154,860	7,334
	Unitil Corp.	205,690	5,599
	SJW Corp.	210,710	5,344
	Middlesex Water Co.	254,703	4,880
	Ormat Technologies Inc.	257,162	4,822
	Connecticut Water Service Inc.	140,681	4,488
	Genie Energy Ltd. Class B	259,453	1,860
			957,182
Total Common Stocks (Cost $24,483,865)			26,734,339

		Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[2,3] Vanguard Market Liquidity Fund		0.163%		503,344,362	503,344

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Note/Bond	0.375%	10/31/12	4,000	4,001
4	United States Treasury Note/Bond	3.875%	10/31/12	5,000	5,015
					9,016
Total Temporary Cash Investments (Cost $512,360)					512,360
Total Investments (101.6%) (Cost $24,996,225)					27,246,699
Other Assets and Liabilities-Net (-1.6%)[3]					(437,792)
Net Assets (100%)					26,808,907

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $403,463,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $433,703,000 of collateral received for securities on loan.
4 Securities with a value of $6,015,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,734,056	—	283
Temporary Cash Investments	503,344	9,016	—
Futures Contracts—Liabilities[1]	(678)	—	—
Total	27,236,722	9,016	283
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2012	1,381	115,231	(1,600)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $24,996,225,000. Net unrealized appreciation of investment securities for tax purposes was $2,250,474,000, consisting of unrealized gains of $5,288,873,000 on securities that had risen in value since their purchase and $3,038,399,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.9%)
	Jarden Corp.	672,626	35,542
	Service Corp. International	1,929,843	25,976
	Brinker International Inc.	670,019	23,652
*	Cabela's Inc.	406,600	22,233
	Cinemark Holdings Inc.	918,967	20,612
	John Wiley & Sons Inc. Class A	425,055	19,531
	Wolverine World Wide Inc.	432,514	19,191
*	Visteon Corp.	419,804	18,664
	Rent-A-Center Inc.	528,057	18,524
	Men's Wearhouse Inc.	429,925	14,802
*	Genesco Inc.	216,970	14,478
	MDC Holdings Inc.	362,461	13,958
	Cracker Barrel Old Country Store Inc.	185,852	12,473
	DeVry Inc.	523,849	11,923
	Ryland Group Inc.	396,504	11,895
*	DreamWorks Animation SKG Inc. Class A	618,217	11,888
	Wendy's Co.	2,602,066	11,839
	Group 1 Automotive Inc.	193,769	11,671
*	New York Times Co. Class A	1,177,793	11,495
*	Iconix Brand Group Inc.	630,028	11,492
^	Meredith Corp.	320,838	11,229
	Regal Entertainment Group Class A	760,576	10,701
	Six Flags Entertainment Corp.	180,407	10,608
*	Jack in the Box Inc.	373,364	10,495
	Finish Line Inc. Class A	451,193	10,260
	Bob Evans Farms Inc.	258,960	10,133
	Hillenbrand Inc.	556,310	10,119
	Cooper Tire & Rubber Co.	526,209	10,093
*	Hanesbrands Inc.	303,472	9,675
	Regis Corp.	511,686	9,405
	Jones Group Inc.	729,921	9,394
	KB Home	616,723	8,850
*	Helen of Troy Ltd.	267,628	8,519
	National CineMedia Inc.	498,401	8,159
	Penske Automotive Group Inc.	260,872	7,850
*	Liberty Ventures Class A	157,714	7,829
*	Orient-Express Hotels Ltd. Class A	868,835	7,733
*	Standard Pacific Corp.	1,133,745	7,664
*	Collective Brands Inc.	351,758	7,637
	Scholastic Corp.	235,466	7,483
	Churchill Downs Inc.	115,504	7,244
	Cato Corp. Class A	243,663	7,239
*	Skechers U.S.A. Inc. Class A	344,143	7,021
*	La-Z-Boy Inc.	459,751	6,726
*,^ Saks Inc.		643,992	6,640
	International Speedway Corp. Class A	232,231	6,588
	Belo Corp. Class A	837,798	6,560
	Columbia Sportswear Co.	120,072	6,484
*	Children's Place Retail Stores Inc.	107,782	6,467

Sonic Automotive Inc. Class A	328,911	6,243
Brown Shoe Co. Inc.	380,874	6,105
* Valassis Communications Inc.	246,986	6,098
* Marriott Vacations Worldwide Corp.	167,581	6,036
OfficeMax Inc.	771,661	6,027
Stewart Enterprises Inc. Class A	703,772	5,908
Stage Stores Inc.	272,478	5,738
* Steiner Leisure Ltd.	122,213	5,689
Dana Holding Corp.	459,430	5,651
* Meritage Homes Corp.	147,995	5,628
Movado Group Inc.	164,310	5,541
* Live Nation Entertainment Inc.	634,140	5,460
Choice Hotels International Inc.	167,913	5,372
Sinclair Broadcast Group Inc. Class A	464,475	5,207
Ethan Allen Interiors Inc.	230,866	5,061
^ American Greetings Corp. Class A	286,645	4,816
Fred's Inc. Class A	314,333	4,473
Core-Mark Holding Co. Inc.	91,098	4,383
NACCO Industries Inc. Class A	29,646	3,718
Superior Industries International Inc.	217,496	3,717
Callaway Golf Co.	580,390	3,564
Oxford Industries Inc.	62,257	3,514
* Drew Industries Inc.	115,546	3,491
* Quiksilver Inc.	1,029,524	3,418
Strayer Education Inc.	52,658	3,389
Lithia Motors Inc. Class A	99,948	3,329
* Ruby Tuesday Inc.	456,440	3,309
Standard Motor Products Inc.	162,884	3,000
Shoe Carnival Inc.	126,991	2,988
* Biglari Holdings Inc.	7,862	2,870
* EW Scripps Co. Class A	269,216	2,867
JAKKS Pacific Inc.	195,667	2,851
* Modine Manufacturing Co.	373,794	2,759
Harte-Hanks Inc.	391,960	2,716
Ameristar Casinos Inc.	146,447	2,607
Nutrisystem Inc.	239,863	2,526
* Digital Generation Inc.	220,589	2,506
* American Axle & Manufacturing Holdings Inc.	221,109	2,492
* Perry Ellis International Inc.	112,061	2,471
* Asbury Automotive Group Inc.	88,180	2,465
Pep Boys-Manny Moe & Jack	234,862	2,391
* Stein Mart Inc.	250,086	2,128
* Universal Electronics Inc.	120,027	2,110
^ RadioShack Corp.	883,792	2,103
World Wrestling Entertainment Inc. Class A	253,030	2,037
* Red Robin Gourmet Burgers Inc.	62,418	2,032
Marcus Corp.	183,076	2,032
* Federal-Mogul Corp.	219,777	2,011
Speedway Motorsports Inc.	128,934	1,986
* Beazer Homes USA Inc.	552,792	1,962
* Exide Technologies	626,236	1,941
* G-III Apparel Group Ltd.	53,192	1,910
Destination Maternity Corp.	101,736	1,902
PetMed Express Inc.	180,736	1,815
* M/I Homes Inc.	93,693	1,812
* Career Education Corp.	478,090	1,802
* Boyd Gaming Corp.	252,602	1,783

*	Unifi Inc.	134,954	1,730
*	Corinthian Colleges Inc.	725,376	1,726
	CSS Industries Inc.	76,857	1,579
	Weyco Group Inc.	63,107	1,537
*	Journal Communications Inc. Class A	289,809	1,507
*	Systemax Inc.	115,102	1,359
	Universal Technical Institute Inc.	98,639	1,351
	Big 5 Sporting Goods Corp.	135,028	1,344
*	Entercom Communications Corp. Class A	179,263	1,230
*,^ Barnes & Noble Inc.		95,012	1,214
*	McClatchy Co. Class A	537,803	1,199
*	LIN TV Corp. Class A	260,016	1,144
*	Steinway Musical Instruments Inc.	46,380	1,130
*,^ hhgregg Inc.		161,538	1,115
*	Pacific Sunwear of California Inc.	433,771	1,084
	Hot Topic Inc.	124,603	1,084
	Lincoln Educational Services Corp.	190,840	802
*	Isle of Capri Casinos Inc.	95,118	661
*	K-Swiss Inc. Class A	158,892	545
*	Furniture Brands International Inc.	288,074	418
	Martha Stewart Living Omnimedia Class A	126,861	389
*	Tower International Inc.	39,665	306
*	Coldwater Creek Inc.	350,727	291
*	Orchard Supply Hardware Stores Corp. Class A	14,963	217
			811,366
Consumer Staples (2.6%)
	Flowers Foods Inc.	1,087,308	21,942
	Harris Teeter Supermarkets Inc.	416,297	16,169
	B&G Foods Inc.	429,894	13,030
	Lancaster Colony Corp.	169,762	12,435
	Snyders-Lance Inc.	423,750	10,594
	Universal Corp.	206,713	10,526
	Fresh Del Monte Produce Inc.	359,862	9,212
*	Post Holdings Inc.	290,197	8,723
	Spectrum Brands Holdings Inc.	205,386	8,218
	Vector Group Ltd.	444,841	7,380
	WD-40 Co.	134,455	7,078
	Andersons Inc.	156,512	5,894
	Cal-Maine Foods Inc.	124,053	5,575
*	Dole Food Co. Inc.	355,756	4,991
	Weis Markets Inc.	107,529	4,552
^	SUPERVALU Inc.	1,886,784	4,547
	Tootsie Roll Industries Inc.	166,101	4,481
*	Prestige Brands Holdings Inc.	223,468	3,790
^	Diamond Foods Inc.	197,456	3,716
*	Susser Holdings Corp.	96,844	3,503
*	Central Garden and Pet Co. Class A	276,134	3,336
*	Pantry Inc.	209,008	3,041
	Spartan Stores Inc.	192,511	2,947
*	Pilgrim's Pride Corp.	575,343	2,940
*	Chiquita Brands International Inc.	370,816	2,833
*	Alliance One International Inc.	737,857	2,383
	Nash Finch Co.	109,173	2,229
*	Seneca Foods Corp. Class A	64,564	1,928
	Village Super Market Inc. Class A	52,280	1,922
*,^ Central European Distribution Corp.		595,773	1,698
	Ingles Markets Inc. Class A	92,340	1,510

*	Central Garden and Pet Co.	97,835	1,163
	Coca-Cola Bottling Co. Consolidated	15,540	1,058
*	Farmer Bros Co.	64,936	618
			195,962
Energy (4.4%)
*	Helix Energy Solutions Group Inc.	892,044	16,298
*	Unit Corp.	388,456	16,121
	Bristow Group Inc.	317,903	16,070
*	SEACOR Holdings Inc.	178,348	14,867
	Western Refining Inc.	524,708	13,737
*	Alpha Natural Resources Inc.	1,958,158	12,865
	Arch Coal Inc.	1,886,776	11,943
	World Fuel Services Corp.	319,454	11,376
*	Exterran Holdings Inc.	519,740	10,540
*	Stone Energy Corp.	417,966	10,499
	EXCO Resources Inc.	1,155,560	9,256
*	Key Energy Services Inc.	1,275,221	8,927
*	Forest Oil Corp.	1,045,804	8,837
	Targa Resources Corp.	171,572	8,637
*	Swift Energy Co.	380,584	7,947
	Tidewater Inc.	159,222	7,727
*	Comstock Resources Inc.	406,286	7,468
	Energy XXI Bermuda Ltd.	208,455	7,285
*	Cloud Peak Energy Inc.	352,659	6,383
	W&T Offshore Inc.	330,445	6,206
*	Newpark Resources Inc.	799,065	5,921
*	Hercules Offshore Inc.	1,197,174	5,842
*	EPL Oil & Gas Inc.	261,508	5,306
*	Bill Barrett Corp.	213,820	5,296
	Enbridge Energy Management LLC	150,507	4,765
*	Parker Drilling Co.	1,045,420	4,422
*	Pioneer Energy Services Corp.	550,070	4,285
*	Vaalco Energy Inc.	488,302	4,175
*	TETRA Technologies Inc.	689,545	4,172
*	ION Geophysical Corp.	556,881	3,865
*,^ McMoRan Exploration Co.		326,701	3,839
*	C&J Energy Services Inc.	184,676	3,675
*,^ Endeavour International Corp.		363,518	3,515
*	PHI Inc.	110,702	3,483
*,^ Quicksilver Resources Inc.		847,724	3,467
*	Petroquest Energy Inc.	512,696	3,440
*	Bonanza Creek Energy Inc.	140,434	3,309
	Gulf Island Fabrication Inc.	115,742	3,226
*	Basic Energy Services Inc.	268,086	3,008
*	Vantage Drilling Co.	1,567,840	2,885
	Crosstex Energy Inc.	205,106	2,878
*	Harvest Natural Resources Inc.	315,648	2,816
	Delek US Holdings Inc.	103,432	2,636
	Penn Virginia Corp.	407,295	2,525
	RPC Inc.	204,842	2,436
	Alon USA Energy Inc.	149,816	2,052
*	CVR Energy Inc.	53,968	1,983
*	Willbros Group Inc.	349,331	1,876
*	Warren Resources Inc.	611,736	1,860
*	Dawson Geophysical Co.	70,395	1,778
^	Overseas Shipholding Group Inc.	218,985	1,445
*	Triangle Petroleum Corp.	196,704	1,408

* Green Plains Renewable Energy Inc.	227,019	1,330
* Cal Dive International Inc.	854,591	1,308
* Lone Pine Resources Inc.	764,217	1,192
* TransAtlantic Petroleum Ltd.	975,467	1,024
* Global Geophysical Services Inc.	184,400	1,016
* USEC Inc.	1,028,397	802
* Hyperdynamics Corp.	518,151	378
* Gastar Exploration Ltd.	180,868	300
* ZaZa Energy Corp.	78,759	234
* Oilsands Quest Inc.	2,442,318	34
		328,196
Financials (38.1%)
American Campus Communities Inc.	797,611	34,999
* American Capital Ltd.	2,956,572	33,528
BRE Properties Inc.	681,815	31,970
Kilroy Realty Corp.	657,202	29,430
National Retail Properties Inc.	951,339	29,016
Two Harbors Investment Corp.	2,416,460	28,393
Douglas Emmett Inc.	1,179,097	27,202
East West Bancorp Inc.	1,285,183	27,143
MFA Financial Inc.	3,172,924	26,970
CBL & Associates Properties Inc.	1,255,816	26,799
Home Properties Inc.	432,517	26,500
BioMed Realty Trust Inc.	1,370,386	25,654
First Niagara Financial Group Inc.	3,134,929	25,362
Waddell & Reed Financial Inc. Class A	767,472	25,150
Allied World Assurance Co. Holdings AG	323,182	24,966
Hatteras Financial Corp.	869,236	24,504
Starwood Property Trust Inc.	1,034,595	24,075
Mid-America Apartment Communities Inc.	363,906	23,767
ProAssurance Corp.	258,824	23,408
Hancock Holding Co.	715,821	22,155
City National Corp.	426,424	21,965
Apartment Investment & Management Co. Class A	833,123	21,653
First Horizon National Corp.	2,246,053	21,629
Highwoods Properties Inc.	657,251	21,440
Omega Healthcare Investors Inc.	940,615	21,380
* E*TRADE Financial Corp.	2,412,588	21,255
Mack-Cali Realty Corp.	780,650	20,765
Invesco Mortgage Capital Inc.	1,025,844	20,650
CNO Financial Group Inc.	2,126,641	20,522
Associated Banc-Corp	1,546,173	20,363
LaSalle Hotel Properties	761,235	20,317
CYS Investments Inc.	1,427,625	20,115
ARMOUR Residential REIT Inc.	2,571,043	19,694
First American Financial Corp.	896,474	19,427
Aspen Insurance Holdings Ltd.	635,654	19,381
Protective Life Corp.	720,005	18,871
Entertainment Properties Trust	416,200	18,492
Bank of Hawaii Corp.	404,657	18,460
* Howard Hughes Corp.	252,937	17,971
Healthcare Realty Trust Inc.	764,445	17,620
Fulton Financial Corp.	1,784,853	17,599
Capitol Federal Financial Inc.	1,457,803	17,435
^ Federated Investors Inc. Class B	833,367	17,242
Prosperity Bancshares Inc.	400,708	17,078
Valley National Bancorp	1,665,737	16,691

Prospect Capital Corp.	1,447,916	16,680
Susquehanna Bancshares Inc.	1,586,370	16,593
TCF Financial Corp.	1,369,592	16,353
RLJ Lodging Trust	853,538	16,140
DiamondRock Hospitality Co.	1,670,510	16,087
* Popular Inc.	912,645	15,907
Washington Federal Inc.	950,069	15,847
Janus Capital Group Inc.	1,675,623	15,818
Washington REIT	589,470	15,810
Synovus Financial Corp.	6,642,597	15,743
Colonial Properties Trust	742,458	15,629
Brandywine Realty Trust	1,273,572	15,525
* SVB Financial Group	255,570	15,452
Corporate Office Properties Trust	640,326	15,349
DCT Industrial Trust Inc.	2,369,904	15,333
* Stifel Financial Corp.	453,574	15,240
Alterra Capital Holdings Ltd.	625,394	14,972
Hanover Insurance Group Inc.	400,300	14,915
Sovran Self Storage Inc.	257,737	14,910
Endurance Specialty Holdings Ltd.	385,596	14,845
FirstMerit Corp.	974,758	14,358
Apollo Investment Corp.	1,803,691	14,195
UMB Financial Corp.	288,278	14,033
FNB Corp.	1,240,528	13,906
Kemper Corp.	451,201	13,856
EastGroup Properties Inc.	253,184	13,469
Potlatch Corp.	358,441	13,395
CubeSmart	1,040,140	13,387
Trustmark Corp.	547,023	13,315
* Sunstone Hotel Investors Inc.	1,205,803	13,264
Glimcher Realty Trust	1,239,749	13,104
* MBIA Inc.	1,292,207	13,090
Umpqua Holdings Corp.	994,626	12,821
Greenhill & Co. Inc.	245,398	12,699
Platinum Underwriters Holdings Ltd.	309,624	12,654
Medical Properties Trust Inc.	1,205,117	12,593
StanCorp Financial Group Inc.	394,447	12,323
Old National Bancorp	900,872	12,261
Wintrust Financial Corp.	322,840	12,129
^ Lexington Realty Trust	1,245,624	12,033
Iberiabank Corp.	262,373	12,017
PennyMac Mortgage Investment Trust	503,535	11,768
Westamerica Bancorporation	247,651	11,652
Post Properties Inc.	240,557	11,537
Cathay General Bancorp	664,643	11,472
Primerica Inc.	398,918	11,425
Newcastle Investment Corp.	1,503,977	11,325
RLI Corp.	169,678	11,311
Capstead Mortgage Corp.	831,850	11,222
BancorpSouth Inc.	755,480	11,136
United Bankshares Inc.	446,816	11,130
Sun Communities Inc.	251,136	11,080
* Alexander & Baldwin Inc.	372,157	10,990
CommonWealth REIT	744,174	10,835
National Health Investors Inc.	209,853	10,795
Equity One Inc.	510,046	10,742
Northwest Bancshares Inc.	867,602	10,611

National Penn Bancshares Inc.	1,151,246	10,488
Montpelier Re Holdings Ltd.	463,144	10,249
* PHH Corp.	503,505	10,246
Redwood Trust Inc.	702,673	10,161
Cash America International Inc.	261,042	10,068
Glacier Bancorp Inc.	639,214	9,959
Acadia Realty Trust	390,205	9,685
CVB Financial Corp.	791,210	9,447
Mercury General Corp.	243,913	9,427
Community Bank System Inc.	333,064	9,389
Tanger Factory Outlet Centers	288,257	9,319
Selective Insurance Group Inc.	487,466	9,257
MB Financial Inc.	461,690	9,118
Symetra Financial Corp.	741,011	9,114
International Bancshares Corp.	478,170	9,109
Bank of the Ozarks Inc.	261,064	8,999
* Walter Investment Management Corp.	241,963	8,955
PrivateBancorp Inc. Class A	550,876	8,809
First Financial Bancorp	520,051	8,794
Fifth Street Finance Corp.	800,498	8,789
LTC Properties Inc.	270,305	8,609
* Enstar Group Ltd.	86,168	8,587
First Midwest Bancorp Inc.	665,787	8,356
Equity Lifestyle Properties Inc.	122,065	8,315
* BBCN Bancorp Inc.	658,576	8,305
Anworth Mortgage Asset Corp.	1,216,600	8,273
First Financial Bankshares Inc.	223,765	8,062
Government Properties Income Trust	334,798	7,834
Astoria Financial Corp.	787,548	7,781
Hersha Hospitality Trust Class A	1,586,762	7,775
Park National Corp.	109,477	7,666
Provident Financial Services Inc.	481,488	7,603
NorthStar Realty Finance Corp.	1,185,376	7,539
First Citizens BancShares Inc. Class A	46,019	7,497
Pennsylvania REIT	472,506	7,494
Argo Group International Holdings Ltd.	229,258	7,426
Sterling Financial Corp.	331,273	7,377
Franklin Street Properties Corp.	663,442	7,344
American Capital Mortgage Investment Corp.	292,204	7,343
Main Street Capital Corp.	246,498	7,274
BankUnited Inc.	292,338	7,194
* First Industrial Realty Trust Inc.	539,558	7,090
Solar Capital Ltd.	309,126	7,085
Colony Financial Inc.	357,109	6,956
Amtrust Financial Services Inc.	266,839	6,836
Chesapeake Lodging Trust	343,461	6,825
Home BancShares Inc.	199,860	6,813
* Western Alliance Bancorp	666,138	6,795
CreXus Investment Corp.	612,909	6,626
First Commonwealth Financial Corp.	935,087	6,592
Sabra Health Care REIT Inc.	329,347	6,590
Associated Estates Realty Corp.	432,649	6,559
* Citizens Republic Bancorp Inc.	338,068	6,542
Columbia Banking System Inc.	352,618	6,538
Inland Real Estate Corp.	791,698	6,532
NBT Bancorp Inc.	295,347	6,518
Tower Group Inc.	332,943	6,456

Horace Mann Educators Corp.	352,538	6,384
BlackRock Kelso Capital Corp.	653,843	6,355
Infinity Property & Casualty Corp.	104,941	6,337
Investors Real Estate Trust	766,091	6,336
PacWest Bancorp	269,579	6,300
Triangle Capital Corp.	242,387	6,220
PennantPark Investment Corp.	582,359	6,179
* National Financial Partners Corp.	362,151	6,120
Nelnet Inc. Class A	254,638	6,045
Boston Private Financial Holdings Inc.	625,267	5,996
Chemical Financial Corp.	244,289	5,912
American Equity Investment Life Holding Co.	504,845	5,871
First Potomac Realty Trust	452,006	5,822
Retail Opportunity Investments Corp.	446,314	5,744
Interactive Brokers Group Inc.	405,174	5,681
* Strategic Hotels & Resorts Inc.	942,386	5,664
* Pinnacle Financial Partners Inc.	292,069	5,643
Webster Financial Corp.	232,298	5,505
Independent Bank Corp.	182,521	5,492
Brookline Bancorp Inc.	622,623	5,492
Oritani Financial Corp.	363,575	5,472
Kennedy-Wilson Holdings Inc.	389,623	5,443
Education Realty Trust Inc.	492,333	5,366
ViewPoint Financial Group Inc.	278,929	5,347
CapitalSource Inc.	685,907	5,199
Hercules Technology Growth Capital Inc.	469,831	5,173
^ Cohen & Steers Inc.	174,442	5,167
Radian Group Inc.	1,184,912	5,143
American National Insurance Co.	71,488	5,135
* Forestar Group Inc.	308,110	5,133
SCBT Financial Corp.	127,267	5,126
Ramco-Gershenson Properties Trust	408,363	5,117
Resource Capital Corp.	859,440	5,054
Safety Insurance Group Inc.	108,762	4,990
Dynex Capital Inc.	458,859	4,933
Universal Health Realty Income Trust	106,957	4,918
* Navigators Group Inc.	99,524	4,899
Employers Holdings Inc.	266,889	4,892
United Fire Group Inc.	192,732	4,841
Ashford Hospitality Trust Inc.	575,431	4,834
TrustCo Bank Corp. NY	832,629	4,763
Apollo Residential Mortgage Inc.	214,907	4,737
City Holding Co.	130,550	4,679
WesBanco Inc.	224,863	4,657
Saul Centers Inc.	104,080	4,621
S&T Bancorp Inc.	257,106	4,528
Berkshire Hills Bancorp Inc.	196,956	4,506
State Bank Financial Corp.	267,868	4,417
* AMERISAFE Inc.	161,724	4,389
* PICO Holdings Inc.	192,199	4,386
Renasant Corp.	223,123	4,374
Cousins Properties Inc.	541,471	4,299
Maiden Holdings Ltd.	481,675	4,282
Getty Realty Corp.	237,439	4,262
* St. Joe Co.	215,305	4,198
Community Trust Bancorp Inc.	117,458	4,174
Sandy Spring Bancorp Inc.	215,625	4,151

Flushing Financial Corp.	261,076	4,125
Tompkins Financial Corp.	101,601	4,117
BGC Partners Inc. Class A	839,685	4,114
* Piper Jaffray Cos.	159,265	4,053
* World Acceptance Corp.	58,902	3,973
Dime Community Bancshares Inc.	267,113	3,857
* West Coast Bancorp	171,265	3,857
Oriental Financial Group Inc.	361,637	3,804
Lakeland Financial Corp.	137,828	3,804
TICC Capital Corp.	362,662	3,772
TowneBank	235,443	3,609
Campus Crest Communities Inc.	334,002	3,607
* Wilshire Bancorp Inc.	570,211	3,592
First Busey Corp.	731,535	3,570
FBL Financial Group Inc. Class A	105,934	3,517
Flagstone Reinsurance Holdings SA	409,073	3,514
* iStar Financial Inc.	414,401	3,431
Excel Trust Inc.	299,098	3,416
Simmons First National Corp. Class A	136,829	3,332
Meadowbrook Insurance Group Inc.	426,534	3,280
Stewart Information Services Corp.	162,751	3,278
Washington Trust Bancorp Inc.	123,515	3,245
* Ezcorp Inc. Class A	141,193	3,238
Union First Market Bankshares Corp.	207,524	3,229
Monmouth Real Estate Investment Corp. Class A	287,421	3,216
Southside Bancshares Inc.	147,084	3,208
* DFC Global Corp.	185,621	3,183
Summit Hotel Properties Inc.	370,402	3,163
Evercore Partners Inc. Class A	116,644	3,149
MCG Capital Corp.	682,288	3,145
Rockville Financial Inc.	254,028	3,112
* Hilltop Holdings Inc.	244,209	3,104
National Western Life Insurance Co. Class A	21,345	3,058
Provident New York Bancorp	319,997	3,011
* Investment Technology Group Inc.	344,942	3,001
Capital Southwest Corp.	26,673	2,986
Urstadt Biddle Properties Inc. Class A	144,710	2,927
CapLease Inc.	566,073	2,927
* Central Pacific Financial Corp.	204,021	2,918
1st Source Corp.	129,384	2,881
Winthrop Realty Trust	264,536	2,852
Heartland Financial USA Inc.	102,672	2,800
SY Bancorp Inc.	117,963	2,791
Cedar Realty Trust Inc.	523,728	2,765
Kite Realty Group Trust	540,710	2,758
Sterling Bancorp	274,794	2,726
StellarOne Corp.	204,919	2,697
Apollo Commercial Real Estate Finance Inc.	155,426	2,695
Arrow Financial Corp.	106,557	2,664
Parkway Properties Inc.	197,814	2,645
Great Southern Bancorp Inc.	83,945	2,595
First Financial Corp.	82,750	2,593
Lakeland Bancorp Inc.	250,014	2,588
MVC Capital Inc.	201,950	2,585
Univest Corp. of Pennsylvania	142,645	2,568
WSFS Financial Corp.	61,855	2,553
* Eagle Bancorp Inc.	152,419	2,548

	OneBeacon Insurance Group Ltd. Class A	188,567	2,534
	Golub Capital BDC Inc.	159,011	2,528
	Rouse Properties Inc.	175,777	2,522
	First Community Bancshares Inc.	160,000	2,442
	Camden National Corp.	64,812	2,401
	Hudson Valley Holding Corp.	140,402	2,394
	Presidential Life Corp.	170,906	2,381
*	Greenlight Capital Re Ltd. Class A	95,263	2,358
	State Auto Financial Corp.	143,541	2,353
*	Knight Capital Group Inc. Class A	872,973	2,340
	Bancfirst Corp.	53,813	2,312
*	Walker & Dunlop Inc.	150,031	2,306
	Northfield Bancorp Inc.	143,559	2,300
	THL Credit Inc.	158,852	2,229
	CoBiz Financial Inc.	317,569	2,223
*	Flagstar Bancorp Inc.	1,989,459	2,188
	Calamos Asset Management Inc. Class A	181,066	2,108
	GFI Group Inc.	644,910	2,051
*	United Community Banks Inc.	240,811	2,020
	Republic Bancorp Inc.	91,187	2,002
	First Interstate Bancsystem Inc.	133,464	1,997
	Trico Bancshares	120,681	1,995
	Hudson Pacific Properties Inc.	106,163	1,964
	Westwood Holdings Group Inc.	49,894	1,946
	OceanFirst Financial Corp.	132,060	1,937
	Territorial Bancorp Inc.	83,315	1,912
	National Interstate Corp.	70,047	1,807
	United Financial Bancorp Inc.	124,207	1,797
*	Southwest Bancorp Inc.	164,210	1,782
	Bank Mutual Corp.	391,171	1,780
*	FelCor Lodging Trust Inc.	367,141	1,740
*	Taylor Capital Group Inc.	101,029	1,730
*	Global Indemnity plc	78,511	1,718
*	NewStar Financial Inc.	142,278	1,706
	Baldwin & Lyons Inc.	70,634	1,689
*	Cowen Group Inc. Class A	608,278	1,642
*	SWS Group Inc.	264,765	1,618
	Westfield Financial Inc.	212,765	1,594
*	Phoenix Cos. Inc.	51,811	1,589
	First Bancorp	135,574	1,563
	Kansas City Life Insurance Co.	40,156	1,547
	Oppenheimer Holdings Inc. Class A	95,861	1,529
*	GSV Capital Corp.	171,778	1,482
*	MGIC Investment Corp.	860,516	1,317
*	Suffolk Bancorp	86,248	1,264
	Cardinal Financial Corp.	86,164	1,232
*,^ Hampton Roads Bankshares Inc.		764,578	1,147
	Donegal Group Inc. Class A	79,803	1,120
*,^ FNB United Corp.		93,731	1,114
	EMC Insurance Group Inc.	45,612	958
	GAMCO Investors Inc.	19,197	955
	Artio Global Investors Inc. Class A	289,166	862
	Urstadt Biddle Properties Inc.	41,528	800
	First Connecticut Bancorp Inc.	55,537	750
*	Doral Financial Corp.	739,976	696
	Crawford & Co. Class A	128,993	557
	Crawford & Co. Class B	109,591	549

*	Gleacher & Co. Inc.	678,426	495
	Pzena Investment Management Inc. Class A	89,154	465
			2,835,262
Health Care (5.8%)
	PerkinElmer Inc.	1,012,327	29,833
	Teleflex Inc.	362,715	24,969
*	Community Health Systems Inc.	816,815	23,802
	Medicis Pharmaceutical Corp. Class A	510,817	22,103
*	Health Management Associates Inc. Class A	2,278,647	19,118
*	LifePoint Hospitals Inc.	433,534	18,547
	STERIS Corp.	488,094	17,313
	Owens & Minor Inc.	564,643	16,872
*	Health Net Inc.	740,283	16,664
*	Par Pharmaceutical Cos. Inc.	326,639	16,325
*	Alere Inc.	678,706	13,228
*	Magellan Health Services Inc.	242,725	12,527
	Hill-Rom Holdings Inc.	358,504	10,418
	PDL BioPharma Inc.	1,243,462	9,562
	Analogic Corp.	108,906	8,513
*	Hanger Inc.	288,101	8,220
*	Alkermes plc	384,860	7,986
*	Amsurg Corp. Class A	281,226	7,981
*	MedAssets Inc.	414,738	7,382
	CONMED Corp.	251,629	7,171
	Meridian Bioscience Inc.	366,710	7,033
*	ViroPharma Inc.	216,874	6,554
*	Charles River Laboratories International Inc.	152,357	6,033
*	Kindred Healthcare Inc.	468,990	5,337
	Ensign Group Inc.	151,744	4,644
*	Molina Healthcare Inc.	174,084	4,378
*	Select Medical Holdings Corp.	376,099	4,224
*	Isis Pharmaceuticals Inc.	296,082	4,166
	National Healthcare Corp.	81,003	3,867
*	Nektar Therapeutics	356,534	3,808
*	Immunogen Inc.	259,561	3,790
*	Amedisys Inc.	267,766	3,698
	Invacare Corp.	259,511	3,669
*	Triple-S Management Corp. Class B	172,307	3,601
*	Healthways Inc.	296,926	3,477
*	Vanguard Health Systems Inc.	273,645	3,385
*	PharMerica Corp.	262,136	3,319
	Landauer Inc.	54,879	3,277
*	Symmetry Medical Inc.	326,392	3,228
*	Universal American Corp.	342,181	3,162
*	Alnylam Pharmaceuticals Inc.	145,533	2,735
*	AngioDynamics Inc.	223,878	2,731
*	Greatbatch Inc.	105,402	2,564
*	Wright Medical Group Inc.	110,026	2,433
*,^ Dendreon Corp.		481,940	2,328
*	AMN Healthcare Services Inc.	225,866	2,272
*	Enzon Pharmaceuticals Inc.	321,992	2,241
*	Natus Medical Inc.	170,080	2,223
*	XenoPort Inc.	188,114	2,156
*	NewLink Genetics Corp.	120,655	1,958
*	Sun Healthcare Group Inc.	225,791	1,911
*	InterMune Inc.	205,636	1,845
*	Gentiva Health Services Inc.	159,777	1,809

* Almost Family Inc.	74,557	1,587
* Lexicon Pharmaceuticals Inc.	679,246	1,576
* Omnicell Inc.	104,976	1,459
* Idenix Pharmaceuticals Inc.	307,569	1,406
Assisted Living Concepts Inc. Class A	180,074	1,374
* Exactech Inc.	76,069	1,356
* LHC Group Inc.	72,397	1,337
* Affymetrix Inc.	286,642	1,241
* AVANIR Pharmaceuticals Inc.	377,655	1,208
* Cross Country Healthcare Inc.	249,419	1,177
* Skilled Healthcare Group Inc.	182,188	1,171
* Palomar Medical Technologies Inc.	107,163	1,012
* Geron Corp.	583,373	992
* SurModics Inc.	45,421	918
* Pain Therapeutics Inc.	158,790	802
* Corcept Therapeutics Inc.	203,416	568
* BioMimetic Therapeutics Inc.	93,361	384
* Metabolix Inc.	95,291	159
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
		432,176
Industrials (14.0%)
Carlisle Cos. Inc.	552,176	28,669
Regal-Beloit Corp.	351,564	24,778
* WESCO International Inc.	387,418	22,160
* Terex Corp.	981,357	22,159
* Alaska Air Group Inc.	631,987	22,157
Trinity Industries Inc.	713,398	21,381
AO Smith Corp.	353,248	20,326
* Oshkosh Corp.	733,155	20,110
Lennox International Inc.	385,042	18,621
Covanta Holding Corp.	1,077,593	18,492
* Huntington Ingalls Industries Inc.	439,746	18,491
Ryder System Inc.	455,787	17,803
Exelis Inc.	1,660,600	17,171
EMCOR Group Inc.	593,208	16,930
GATX Corp.	395,137	16,770
Crane Co.	418,248	16,701
ITT Corp.	779,463	15,706
* Esterline Technologies Corp.	273,872	15,375
Geo Group Inc.	546,062	15,110
* US Airways Group Inc.	1,442,962	15,093
* EnerSys Inc.	426,194	15,040
Belden Inc.	404,539	14,919
Alliant Techsystems Inc.	294,429	14,754
Harsco Corp.	715,873	14,697
Macquarie Infrastructure Co. LLC	351,115	14,564
Valmont Industries Inc.	106,192	13,964
Deluxe Corp.	453,266	13,852
Kennametal Inc.	355,707	13,190
* General Cable Corp.	442,360	12,997
Brady Corp. Class A	435,856	12,762
Curtiss-Wright Corp.	375,267	12,271
* Atlas Air Worldwide Holdings Inc.	234,816	12,124
Acuity Brands Inc.	188,174	11,910
Mueller Industries Inc.	254,930	11,592
Brink's Co.	420,107	10,793
Robbins & Myers Inc.	175,611	10,466

Mine Safety Appliances Co.	278,776	10,390
HNI Corp.	404,776	10,326
* JetBlue Airways Corp.	2,140,186	10,251
* GrafTech International Ltd.	1,087,167	9,774
Watts Water Technologies Inc. Class A	251,299	9,507
Granite Construction Inc.	326,305	9,371
ESCO Technologies Inc.	237,581	9,230
TAL International Group Inc.	268,538	9,125
ABM Industries Inc.	477,575	9,041
United Stationers Inc.	343,395	8,935
Werner Enterprises Inc.	388,544	8,303
Briggs & Stratton Corp.	432,394	8,073
Matson Inc.	375,060	7,843
* USG Corp.	329,200	7,226
Steelcase Inc. Class A	721,868	7,110
Aircastle Ltd.	619,999	7,025
CLARCOR Inc.	156,280	6,975
Universal Forest Products Inc.	166,985	6,937
* Teledyne Technologies Inc.	108,572	6,882
Mueller Water Products Inc. Class A	1,392,712	6,824
Simpson Manufacturing Co. Inc.	223,287	6,390
Kaydon Corp.	284,772	6,362
Watsco Inc.	83,181	6,304
Quanex Building Products Corp.	326,794	6,157
AAR Corp.	358,080	5,880
AZZ Inc.	145,863	5,540
Generac Holdings Inc.	241,550	5,529
McGrath RentCorp	209,076	5,455
CIRCOR International Inc.	139,774	5,276
G&K Services Inc. Class A	167,387	5,241
Albany International Corp.	237,280	5,213
* Navigant Consulting Inc.	460,780	5,092
Ceradyne Inc.	205,052	5,009
Standex International Corp.	112,173	4,986
Apogee Enterprises Inc.	250,839	4,921
Kaman Corp.	137,205	4,920
Encore Wire Corp.	166,590	4,874
Griffon Corp.	467,111	4,811
* GeoEye Inc.	178,707	4,723
SkyWest Inc.	452,818	4,678
Altra Holdings Inc.	239,408	4,357
Cascade Corp.	78,857	4,317
John Bean Technologies Corp.	258,213	4,217
Great Lakes Dredge & Dock Corp.	501,494	3,862
Ennis Inc.	232,450	3,815
Viad Corp.	179,974	3,754
Amerco Inc.	34,828	3,704
^ Quad/Graphics Inc.	218,135	3,700
Interface Inc. Class A	278,448	3,678
* Encore Capital Group Inc.	128,908	3,643
* Greenbrier Cos. Inc.	225,337	3,637
Comfort Systems USA Inc.	332,619	3,636
* Tutor Perini Corp.	315,801	3,613
* ICF International Inc.	176,916	3,556
US Ecology Inc.	162,793	3,513
* Layne Christensen Co.	176,892	3,469
* Gibraltar Industries Inc.	257,799	3,305

	Primoris Services Corp.	252,284	3,292
*	Korn/Ferry International	212,431	3,257
	Kelly Services Inc. Class A	252,746	3,185
	Douglas Dynamics Inc.	197,962	2,928
*	Saia Inc.	143,222	2,884
	Kimball International Inc. Class B	232,600	2,842
*	TrueBlue Inc.	179,288	2,818
*	Wabash National Corp.	394,770	2,815
*	Dycom Industries Inc.	194,208	2,793
	LB Foster Co. Class A	85,879	2,777
*	Engility Holdings Inc.	146,598	2,705
*	Wesco Aircraft Holdings Inc.	192,854	2,634
	Marten Transport Ltd.	147,495	2,591
	Multi-Color Corp.	107,730	2,495
*	Columbus McKinnon Corp.	163,792	2,475
*	Hawaiian Holdings Inc.	433,179	2,421
*	Kadant Inc.	103,734	2,406
*	Aegion Corp. Class A	122,126	2,340
*	ACCO Brands Corp.	351,843	2,283
*	CBIZ Inc.	377,148	2,270
*	Air Transport Services Group Inc.	489,090	2,152
	Alamo Group Inc.	63,585	2,148
*	Consolidated Graphics Inc.	81,953	2,138
	CDI Corp.	120,794	2,057
*	Northwest Pipe Co.	83,317	2,054
*	Republic Airways Holdings Inc.	412,534	1,910
	FreightCar America Inc.	106,301	1,891
	SeaCube Container Leasing Ltd.	99,868	1,873
*	Michael Baker Corp.	77,320	1,845
	Heidrick & Struggles International Inc.	144,455	1,840
	Schawk Inc. Class A	138,807	1,811
*	Ameresco Inc. Class A	153,103	1,808
	Arkansas Best Corp.	214,994	1,703
	Houston Wire & Cable Co.	151,999	1,636
*	CRA International Inc.	92,219	1,594
*	Pike Electric Corp.	188,246	1,497
*,^ Swisher Hygiene Inc.		1,016,990	1,403
*	CAI International Inc.	67,301	1,381
*	Sterling Construction Co. Inc.	138,234	1,380
	Twin Disc Inc.	76,173	1,364
*	EnergySolutions Inc.	468,716	1,280
	Ampco-Pittsburgh Corp.	68,831	1,270
*	Ducommun Inc.	88,834	1,208
*	American Railcar Industries Inc.	42,628	1,208
*	American Woodmark Corp.	57,955	1,157
*	Cenveo Inc.	505,264	1,157
*	TMS International Corp. Class A	114,971	1,138
	AAON Inc.	57,400	1,130
	H&E Equipment Services Inc.	92,735	1,124
*	Patriot Transportation Holding Inc.	34,941	974
*	Metalico Inc.	379,044	970
*	American Reprographics Co.	226,770	968
*	Dolan Co.	169,529	912
*	Orion Marine Group Inc.	120,251	893
*	Pacer International Inc.	201,771	803
*,^ Genco Shipping & Trading Ltd.		189,471	697
*	Vicor Corp.	93,317	622

*	Accuride Corp.	124,774	581
*,^ Eagle Bulk Shipping Inc.		139,074	502
	Baltic Trading Ltd.	149,891	484
*	Tecumseh Products Co. Class A	92,959	482
	Preformed Line Products Co.	7,245	393
*	Hill International Inc.	83,704	365
*	A123 Systems Inc.	1,062,675	266
*	Tecumseh Products Co. Class B	25,897	145
			1,044,608
Information Technology (10.0%)
*	AOL Inc.	831,173	29,282
	Broadridge Financial Solutions Inc.	1,110,251	25,902
*	Brocade Communications Systems Inc.	3,800,719	22,481
*	NCR Corp.	916,972	21,375
	Lender Processing Services Inc.	751,209	20,951
*	CoreLogic Inc.	759,574	20,151
	Diebold Inc.	531,918	17,931
	Convergys Corp.	1,037,098	16,251
*	Tech Data Corp.	354,342	16,052
*	Itron Inc.	355,212	15,327
*	Fairchild Semiconductor International Inc. Class A	1,131,427	14,844
*	Rovi Corp.	986,502	14,314
^	Lexmark International Inc. Class A	632,353	14,070
*	Mentor Graphics Corp.	831,821	12,877
*	Arris Group Inc.	1,004,821	12,852
	j2 Global Inc.	390,617	12,820
*	Vishay Intertechnology Inc.	1,289,675	12,678
*	Compuware Corp.	1,258,420	12,471
*,^ First Solar Inc.		539,862	11,955
	Littelfuse Inc.	206,249	11,661
*	CACI International Inc. Class A	224,845	11,645
*	PMC - Sierra Inc.	2,062,056	11,630
	Tellabs Inc.	3,092,605	10,948
*	International Rectifier Corp.	615,021	10,265
*	Entegris Inc.	1,220,118	9,920
	Intersil Corp. Class A	1,132,842	9,912
	InterDigital Inc.	256,254	9,553
*	Plexus Corp.	310,891	9,417
	Cypress Semiconductor Corp.	836,154	8,964
	DST Systems Inc.	149,937	8,480
*	Monster Worldwide Inc.	1,077,800	7,900
*	Benchmark Electronics Inc.	512,464	7,825
	MTS Systems Corp.	142,548	7,633
*	SYNNEX Corp.	231,306	7,536
*	Insight Enterprises Inc.	394,939	6,904
*	Electronics for Imaging Inc.	412,933	6,859
*	CSG Systems International Inc.	301,958	6,791
	EarthLink Inc.	944,088	6,722
*	Spansion Inc. Class A	531,868	6,340
	Tessera Technologies Inc.	461,263	6,310
	Cognex Corp.	180,938	6,257
*	Web.com Group Inc.	346,633	6,222
*	Kulicke & Soffa Industries Inc.	592,326	6,160
*	Sanmina-SCI Corp.	724,388	6,150
	MKS Instruments Inc.	233,476	5,951
*	MEMC Electronic Materials Inc.	2,051,746	5,642
*	Emulex Corp.	771,537	5,563

* Brightpoint Inc.	614,201	5,516
* Digital River Inc.	328,142	5,467
* ATMI Inc.	283,683	5,268
Mantech International Corp. Class A	210,799	5,059
* Integrated Device Technology Inc.	822,019	4,833
* Harmonic Inc.	1,043,674	4,738
Brooks Automation Inc.	589,421	4,733
Comtech Telecommunications Corp.	169,008	4,671
* TTM Technologies Inc.	473,239	4,463
* Global Cash Access Holdings Inc.	554,319	4,462
United Online Inc.	805,345	4,445
* Acxiom Corp.	238,957	4,366
Park Electrochemical Corp.	175,580	4,360
AVX Corp.	452,197	4,337
* OmniVision Technologies Inc.	302,320	4,219
* Progress Software Corp.	195,561	4,183
* Advanced Energy Industries Inc.	335,481	4,133
* Rogers Corp.	93,977	3,981
Black Box Corp.	155,639	3,970
Booz Allen Hamilton Holding Corp.	285,340	3,952
EPIQ Systems Inc.	288,749	3,875
* TeleTech Holdings Inc.	221,791	3,782
* Newport Corp.	336,212	3,718
* Amkor Technology Inc.	822,709	3,620
Cass Information Systems Inc.	78,432	3,292
Daktronics Inc.	335,114	3,187
Electro Scientific Industries Inc.	257,508	3,147
* Net 1 UEPS Technologies Inc.	344,335	3,116
* Rudolph Technologies Inc.	286,112	3,004
* Photronics Inc.	540,202	2,901
* Checkpoint Systems Inc.	342,815	2,839
Electro Rent Corp.	159,883	2,828
CTS Corp.	272,448	2,744
* Infinera Corp.	487,695	2,673
* Intermec Inc.	426,598	2,649
* Take-Two Interactive Software Inc.	253,515	2,644
* Power-One Inc.	460,689	2,580
* Symmetricom Inc.	369,884	2,578
* Avid Technology Inc.	258,112	2,442
* Magnachip Semiconductor Corp.	196,683	2,321
* IntraLinks Holdings Inc.	342,642	2,241
Badger Meter Inc.	61,226	2,228
* CIBER Inc.	617,360	2,142
* GSI Group Inc.	239,822	2,137
Methode Electronics Inc.	214,613	2,084
Cohu Inc.	205,696	1,931
* Sycamore Networks Inc.	116,779	1,798
* Kemet Corp.	401,482	1,767
* Silicon Image Inc.	369,519	1,696
* SunPower Corp. Class A	369,910	1,668
* FormFactor Inc.	290,279	1,623
* Anaren Inc.	72,797	1,455
* Deltek Inc.	106,754	1,390
* Alpha & Omega Semiconductor Ltd.	154,148	1,327
* ModusLink Global Solutions Inc.	351,991	1,299
* Aviat Networks Inc.	544,635	1,296
* Vocus Inc.	61,040	1,224

	Bel Fuse Inc. Class B	62,683	1,171
*	Pericom Semiconductor Corp.	129,630	1,126
*	Supertex Inc.	59,158	1,058
*	Aeroflex Holding Corp.	150,555	998
*	Imation Corp.	176,799	988
*	Sigma Designs Inc.	146,277	967
*	TeleCommunication Systems Inc. Class A	436,052	942
*	Intevac Inc.	134,240	820
*	TechTarget Inc.	136,865	809
	Marchex Inc. Class B	208,473	796
*	Viasystems Group Inc.	45,290	784
*,^ OCZ Technology Group Inc.		199,039	691
*	XO Group Inc.	77,343	646
*	RealNetworks Inc.	69,269	576
*,^ KIT Digital Inc.		189,697	569
*	Novatel Wireless Inc.	284,604	564
*	Mitel Networks Corp.	190,357	514
*	NCI Inc. Class A	70,890	488
*	STR Holdings Inc.	144,016	446
*	ANADIGICS Inc.	303,743	422
*	Agilysys Inc.	47,549	409
*	TeleNav Inc.	51,682	309
	Bel Fuse Inc. Class A	14,975	262
			746,501
Materials (6.3%)
	RPM International Inc.	1,169,084	33,366
	Packaging Corp. of America	871,524	31,636
	Cytec Industries Inc.	388,295	25,441
	Compass Minerals International Inc.	293,887	21,921
	Cabot Corp.	563,548	20,609
	Hecla Mining Co.	2,536,104	16,612
	Sensient Technologies Corp.	443,754	16,312
	Olin Corp.	711,957	15,471
	HB Fuller Co.	442,772	13,584
	Carpenter Technology Corp.	257,044	13,449
	Westlake Chemical Corp.	177,570	12,973
	Commercial Metals Co.	927,739	12,246
*	Coeur d'Alene Mines Corp.	399,459	11,516
*,^ Resolute Forest Products		879,325	11,431
	Minerals Technologies Inc.	157,683	11,185
	Silgan Holdings Inc.	232,379	10,111
	Worthington Industries Inc.	466,291	10,100
*	SunCoke Energy Inc.	622,379	10,033
	Eagle Materials Inc.	204,398	9,456
	Innophos Holdings Inc.	193,732	9,394
	Kaiser Aluminum Corp.	154,293	9,009
	AMCOL International Corp.	226,708	7,681
*	Louisiana-Pacific Corp.	611,198	7,640
*	Kraton Performance Polymers Inc.	286,523	7,478
	Boise Inc.	848,585	7,434
	Georgia Gulf Corp.	197,760	7,163
	PH Glatfelter Co.	380,052	6,769
	A Schulman Inc.	262,383	6,250
*	RTI International Metals Inc.	255,966	6,128
	Schnitzer Steel Industries Inc.	213,144	6,000
	Quaker Chemical Corp.	115,028	5,368
*	OM Group Inc.	287,861	5,337

	Stepan Co.	50,985	4,901
	Schweitzer-Mauduit International Inc.	138,710	4,576
	AK Steel Holding Corp.	933,663	4,482
	Neenah Paper Inc.	140,693	4,029
	Buckeye Technologies Inc.	122,543	3,929
	Myers Industries Inc.	238,297	3,722
*	Horsehead Holding Corp.	391,153	3,653
	Wausau Paper Corp.	394,463	3,653
*	Calgon Carbon Corp.	252,962	3,620
*	Texas Industries Inc.	88,834	3,611
*	Mercer International Inc.	421,465	3,144
^	Kronos Worldwide Inc.	206,053	3,078
	Haynes International Inc.	54,583	2,847
*	Ferro Corp.	728,705	2,500
	Tredegar Corp.	131,067	2,325
*	Century Aluminum Co.	306,614	2,192
*	Metals USA Holdings Corp.	148,408	1,984
*	AM Castle & Co.	153,744	1,920
*	Headwaters Inc.	272,205	1,791
*	Spartech Corp.	260,246	1,392
	Olympic Steel Inc.	82,363	1,390
*,^ Golden Minerals Co.		253,890	1,325
			465,167
Telecommunication Services (0.6%)
*,^ NII Holdings Inc.		1,526,813	11,985
	Consolidated Communications Holdings Inc.	341,566	5,872
*	Premiere Global Services Inc.	422,656	3,952
	Shenandoah Telecommunications Co.	201,398	3,545
*	Vonage Holdings Corp.	1,509,164	3,441
*	Iridium Communications Inc.	455,496	3,334
	NTELOS Holdings Corp.	142,391	2,473
	USA Mobility Inc.	196,837	2,336
	Atlantic Tele-Network Inc.	54,181	2,329
*	Leap Wireless International Inc.	297,379	2,028
	IDT Corp. Class B	132,290	1,359
	Lumos Networks Corp.	141,229	1,110
^	Alaska Communications Systems Group Inc.	401,291	907
			44,671
Utilities (7.0%)
	Westar Energy Inc.	1,121,617	33,267
	Questar Corp.	1,583,992	32,202
	Atmos Energy Corp.	800,272	28,642
	Great Plains Energy Inc.	1,211,664	26,972
	Cleco Corp.	541,507	22,732
	Hawaiian Electric Industries Inc.	858,720	22,593
	Vectren Corp.	728,842	20,845
	Piedmont Natural Gas Co. Inc.	637,188	20,696
	IDACORP Inc.	445,264	19,267
	WGL Holdings Inc.	458,118	18,439
	Portland General Electric Co.	671,180	18,149
	Southwest Gas Corp.	409,880	18,117
	New Jersey Resources Corp.	369,299	16,884
	UIL Holdings Corp.	450,223	16,145
	UNS Energy Corp.	357,972	14,985
	PNM Resources Inc.	708,033	14,890
	South Jersey Industries Inc.	270,196	14,301

Avista Corp.			521,590	13,426
Black Hills Corp.			372,253	13,241
ALLETE Inc.			305,188	12,738
Northwest Natural Gas Co.			238,209	11,729
NorthWestern Corp.			323,085	11,705
El Paso Electric Co.			338,129	11,581
* GenOn Energy Inc.			4,465,683	11,298
MGE Energy Inc.			205,440	10,886
CH Energy Group Inc.			125,957	8,214
Laclede Group Inc.			189,845	8,163
Empire District Electric Co.			374,692	8,075
American States Water Co.			167,568	7,445
Otter Tail Corp.			289,267	6,902
California Water Service Group			353,849	6,599
Chesapeake Utilities Corp.			85,107	4,031
Unitil Corp.			112,989	3,076
SJW Corp.			115,770	2,936
Middlesex Water Co.			140,559	2,693
Ormat Technologies Inc.			141,314	2,650
Connecticut Water Service Inc.			77,305	2,466
Genie Energy Ltd. Class B			142,296	1,020
				520,000
Total Common Stocks (Cost $7,026,564)				7,423,909
	Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund	0.163%		65,729,000	65,729

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.135%	12/12/12	300	300
6 Federal Home Loan Bank Discount Notes	0.125%	11/2/12	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.125%	11/14/12	200	200
[4,5] Freddie Mac Discount Notes	0.130%	11/26/12	400	400
5 United States Treasury Note/Bond	1.375%	11/15/12	500	501
				1,501
Total Temporary Cash Investments (Cost $67,230)				67,230
Total Investments (100.6%) (Cost $7,093,794)				7,491,139
Other Assets and Liabilities-Net (-0.6%)[3]				(46,703)
Net Assets (100%)				7,444,436

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $42,639,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $45,872,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,401,000 have been segregated as initial margin for open futures contracts.

6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,423,850	—	59
Temporary Cash Investments	65,729	1,501	—
Futures Contracts—Liabilities[1]	(184)	—	—
Total	7,489,395	1,501	59
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Value Index Fund

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2012	406	33,877	(346)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $7,093,794,000. Net unrealized appreciation of investment securities for tax purposes was $397,345,000, consisting of unrealized gains of $1,080,575,000 on securities that had risen in value since their purchase and $683,230,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (15.9%)
	GNC Holdings Inc. Class A	1,024,699	39,933
	Chico's FAS Inc.	1,925,796	34,876
*	Ascena Retail Group Inc.	1,503,016	32,240
*	Penn National Gaming Inc.	747,361	32,211
*	Carter's Inc.	575,359	30,977
*	Madison Square Garden Co. Class A	676,545	27,244
*	AMC Networks Inc. Class A	601,695	26,186
	DSW Inc. Class A	376,403	25,114
	Sotheby's	778,063	24,509
*	Warnaco Group Inc.	471,380	24,465
*	Bally Technologies Inc.	495,104	24,453
	Dillard's Inc. Class A	334,743	24,209
	Vail Resorts Inc.	413,594	23,844
	Domino's Pizza Inc.	631,800	23,819
*	Hanesbrands Inc.	728,360	23,220
	Brunswick Corp.	1,025,816	23,214
	Aaron's Inc.	829,752	23,075
	HSN Inc.	463,327	22,726
	Pool Corp.	545,468	22,681
*	Big Lots Inc.	760,354	22,491
*	Life Time Fitness Inc.	467,735	21,394
	Pier 1 Imports Inc.	1,131,961	21,213
*	ANN Inc.	560,340	21,142
	Cheesecake Factory Inc.	589,279	21,067
*,^ Tesla Motors Inc.		711,893	20,844
*	Steven Madden Ltd.	458,206	20,033
*	Select Comfort Corp.	618,818	19,524
*	Tenneco Inc.	697,125	19,520
	Thor Industries Inc.	516,079	18,744
*	Buffalo Wild Wings Inc.	213,301	18,288
*	Hibbett Sports Inc.	301,637	17,932
	Morningstar Inc.	283,915	17,784
*	Vitamin Shoppe Inc.	304,371	17,751
*	Gaylord Entertainment Co.	430,966	17,036
*	Crocs Inc.	1,032,769	16,741
*	Coinstar Inc.	359,539	16,172
*	Fifth & Pacific Cos. Inc.	1,248,677	15,958
*	Jos A Bank Clothiers Inc.	319,778	15,503
^	Buckle Inc.	330,248	15,003
	Six Flags Entertainment Corp.	233,170	13,710
*	Lumber Liquidators Holdings Inc.	268,837	13,625
	Dana Holding Corp.	1,102,496	13,561
*	BJ's Restaurants Inc.	289,156	13,113
*	Express Inc.	873,223	12,941
*	Lions Gate Entertainment Corp.	828,359	12,649
*	Aeropostale Inc.	933,387	12,629
	Texas Roadhouse Inc. Class A	723,153	12,366
*	Francesca's Holdings Corp.	401,088	12,325
*	Shutterfly Inc.	390,219	12,144

	Monro Muffler Brake Inc.	337,182	11,865
*	Papa John's International Inc.	218,917	11,692
	Arbitron Inc.	303,887	11,517
*	Peet's Coffee & Tea Inc.	152,238	11,165
^	Sturm Ruger & Co. Inc.	219,918	10,884
*	Dorman Products Inc.	332,470	10,476
*	WMS Industries Inc.	632,712	10,364
*	Grand Canyon Education Inc.	439,483	10,341
*	Shuffle Master Inc.	640,886	10,132
*	DineEquity Inc.	178,782	10,012
	Matthews International Corp. Class A	323,868	9,658
*	HomeAway Inc.	377,665	8,856
*	Pinnacle Entertainment Inc.	718,216	8,798
	Interval Leisure Group Inc.	454,547	8,605
*	Children's Place Retail Stores Inc.	139,420	8,365
*	Office Depot Inc.	3,259,881	8,345
*	Smith & Wesson Holding Corp.	745,277	8,206
*	American Public Education Inc.	207,099	7,545
*	Ascent Capital Group Inc. Class A	139,265	7,522
*	Zumiez Inc.	269,906	7,485
*,^ Pandora Media Inc.		669,956	7,336
*	Meritage Homes Corp.	191,314	7,276
*	Live Nation Entertainment Inc.	819,448	7,055
*	AFC Enterprises Inc.	279,732	6,881
*	iRobot Corp.	299,733	6,822
*,^ ITT Educational Services Inc.		207,944	6,702
*	Sonic Corp.	626,665	6,436
*	K12 Inc.	314,029	6,343
	CEC Entertainment Inc.	210,219	6,332
*	Arctic Cat Inc.	145,260	6,022
	True Religion Apparel Inc.	281,450	6,003
*	American Axle & Manufacturing Holdings Inc.	530,823	5,982
*	Asbury Automotive Group Inc.	211,916	5,923
*,^ Blue Nile Inc.		158,850	5,892
*	Conn's Inc.	259,182	5,715
*	rue21 inc	182,804	5,694
*,^ Vera Bradley Inc.		232,801	5,552
*	Maidenform Brands Inc.	270,363	5,537
*	LeapFrog Enterprises Inc.	606,029	5,466
	Penske Automotive Group Inc.	181,613	5,465
*	Liberty Ventures Class A	109,593	5,440
*	Denny's Corp.	1,104,487	5,357
*	Collective Brands Inc.	244,823	5,315
*	Scientific Games Corp. Class A	638,388	5,279
*	Capella Education Co.	146,943	5,152
*	Krispy Kreme Doughnuts Inc.	611,938	4,853
*	Saks Inc.	447,254	4,611
*	G-III Apparel Group Ltd.	126,580	4,544
	Oxford Industries Inc.	80,405	4,539
*	America's Car-Mart Inc.	96,843	4,403
^	Strayer Education Inc.	68,052	4,379
*,^ Mattress Firm Holding Corp.		154,937	4,361
	Lithia Motors Inc. Class A	128,987	4,297
*	Valassis Communications Inc.	171,965	4,246
*	Winnebago Industries Inc.	335,151	4,233
*	Gentherm Inc.	338,802	4,215
*,^ Hovnanian Enterprises Inc. Class A		1,151,043	3,983

	Choice Hotels International Inc.	116,621	3,731
*	Libbey Inc.	223,567	3,528
	Ameristar Casinos Inc.	188,948	3,363
*	Wet Seal Inc. Class A	985,380	3,104
*	Bravo Brio Restaurant Group Inc.	212,799	3,096
	Pep Boys-Manny, Moe & Jack	303,269	3,087
	Blyth Inc.	117,914	3,065
	Haverty Furniture Cos. Inc.	217,031	3,012
*	Fuel Systems Solutions Inc.	172,053	2,958
*,^ Barnes & Noble Inc.		224,323	2,867
	Clear Channel Outdoor Holdings Inc. Class A	456,805	2,732
*	Red Robin Gourmet Burgers Inc.	80,078	2,607
	Hot Topic Inc.	298,685	2,599
*	Beazer Homes USA Inc.	705,821	2,506
*	Drew Industries Inc.	80,583	2,434
*,^ Skullcandy Inc.		172,379	2,370
*	M/I Homes Inc.	120,715	2,335
*	Boyd Gaming Corp.	323,179	2,282
*	Citi Trends Inc.	170,920	2,146
*	Bridgepoint Education Inc.	210,417	2,136
	bebe stores inc	435,129	2,089
*	Biglari Holdings Inc.	5,458	1,993
*,^ Overstock.com Inc.		187,645	1,944
*,^ Zagg Inc.		225,570	1,924
*	Gordmans Stores Inc.	99,848	1,842
*	Body Central Corp.	175,993	1,839
*	Vitacost.com Inc.	266,970	1,810
*	Kirkland's Inc.	178,290	1,770
*	Cumulus Media Inc. Class A	637,741	1,747
	Universal Technical Institute Inc.	127,090	1,741
*	Stoneridge Inc.	305,210	1,517
*	Teavana Holdings Inc.	110,118	1,436
*	ReachLocal Inc.	98,074	1,230
*	New York & Co. Inc.	287,229	1,077
*,^ Sealy Corp.		461,991	1,007
*	Isle of Capri Casinos Inc.	122,569	852
*	Steinway Musical Instruments Inc.	32,176	784
*	Orbitz Worldwide Inc.	237,948	607
	Martha Stewart Living Omnimedia Class A	165,832	509
*	K-Swiss Inc. Class A	110,328	378
*	Coldwater Creek Inc.	452,107	375
*	Furniture Brands International Inc.	204,582	297
*	Tower International Inc.	28,597	221
			1,492,620
Consumer Staples (3.6%)
*	Dean Foods Co.	2,118,957	34,645
*	United Natural Foods Inc.	560,940	32,787
*	Hain Celestial Group Inc.	436,686	27,511
*	Fresh Market Inc.	441,562	26,485
	Nu Skin Enterprises Inc. Class A	652,332	25,330
	Casey's General Stores Inc.	437,393	24,993
*	Darling International Inc.	1,350,736	24,705
*	TreeHouse Foods Inc.	412,908	21,678
	PriceSmart Inc.	225,452	17,071
*	Elizabeth Arden Inc.	303,651	14,344
*,^ Boston Beer Co. Inc. Class A		100,943	11,302
	Sanderson Farms Inc.	224,293	9,952

	J&J Snack Foods Corp.	173,396	9,941
*	Rite Aid Corp.	7,744,578	9,061
*	Smart Balance Inc.	676,982	8,178
*	Prestige Brands Holdings Inc.	288,856	4,899
*,^ Star Scientific Inc.		1,338,981	4,633
*	USANA Health Sciences Inc.	85,426	3,970
*	Medifast Inc.	151,635	3,965
	Inter Parfums Inc.	192,742	3,527
	Calavo Growers Inc.	135,742	3,393
*	Schiff Nutrition International Inc.	124,872	3,021
	Coca-Cola Bottling Co. Consolidated	37,356	2,544
*	Susser Holdings Corp.	67,259	2,433
	Nature's Sunshine Products Inc.	143,345	2,342
*	Revlon Inc. Class A	141,304	2,182
*	Chefs' Warehouse Inc.	131,847	2,160
*	National Beverage Corp.	132,605	2,010
			339,062
Energy (6.7%)
*	Oil States International Inc.	593,180	47,134
*	Cheniere Energy Inc.	2,092,937	32,545
*	Atwood Oceanics Inc.	675,610	30,707
*	Rosetta Resources Inc.	607,492	29,099
*	Kodiak Oil & Gas Corp.	3,026,572	28,329
*	Dril-Quip Inc.	392,377	28,204
*	Oasis Petroleum Inc.	855,452	25,210
	Berry Petroleum Co. Class A	541,094	21,985
	Lufkin Industries Inc.	385,907	20,770
	Tidewater Inc.	382,226	18,549
	Energy XXI Bermuda Ltd.	500,091	17,478
*	Gulfport Energy Corp.	543,264	16,982
*	Gran Tierra Energy Inc.	3,225,965	16,678
*	SemGroup Corp. Class A	432,133	15,924
^	CARBO Ceramics Inc.	238,698	15,019
	World Fuel Services Corp.	412,898	14,703
*	Hornbeck Offshore Services Inc.	385,274	14,120
*	Approach Resources Inc.	398,418	12,004
*	Halcon Resources Corp.	1,614,169	11,832
*	Northern Oil and Gas Inc.	693,032	11,775
*	PDC Energy Inc.	346,492	10,960
*	Carrizo Oil & Gas Inc.	431,967	10,804
*,^ Clean Energy Fuels Corp.		792,967	10,443
*,^ McMoRan Exploration Co.		784,095	9,213
*	Gulfmark Offshore Inc.	277,381	9,165
*	OYO Geospace Corp.	69,574	8,517
*	Magnum Hunter Resources Corp.	1,815,072	8,059
*	Contango Oil & Gas Co.	149,925	7,367
*	Rex Energy Corp.	515,747	6,885
*	Bill Barrett Corp.	276,306	6,844
*,^ Heckmann Corp.		1,625,567	6,827
*	Rentech Inc.	2,623,536	6,454
	Enbridge Energy Management LLC	194,545	6,159
	Targa Resources Corp.	119,439	6,013
^	RPC Inc.	491,622	5,845
*	Resolute Energy Corp.	568,446	5,042
*	ION Geophysical Corp.	718,465	4,986
*	CVR Energy Inc.	129,393	4,755
*,^ C&J Energy Services Inc.		238,322	4,743

*	Cloud Peak Energy Inc.	244,919	4,433
*	FX Energy Inc.	576,449	4,300
*	Venoco Inc.	352,389	4,186
*	Tesco Corp.	376,149	4,017
*	Solazyme Inc.	346,376	3,976
*,^ Goodrich Petroleum Corp.		312,526	3,950
*	Clayton Williams Energy Inc.	69,954	3,630
*	Matrix Service Co.	294,968	3,118
*,^ BPZ Resources Inc.		1,067,111	3,052
*,^ Sanchez Energy Corp.		138,701	2,834
*	Uranium Energy Corp.	854,889	2,231
*	Abraxas Petroleum Corp.	954,334	2,195
	Crosstex Energy Inc.	142,802	2,004
*,^ KiOR Inc.		199,774	1,858
*	Triangle Petroleum Corp.	253,778	1,817
	Apco Oil and Gas International Inc.	104,751	1,686
*	RigNet Inc.	79,971	1,480
*	TransAtlantic Petroleum Ltd.	1,258,433	1,321
*,^ Amyris Inc.		354,367	1,219
*,^ James River Coal Co.		371,902	1,071
*,^ Hyperdynamics Corp.		1,240,535	906
*	Gastar Exploration Ltd.	438,787	728
*	ZaZa Energy Corp.	188,069	559
*	Gevo Inc.	247,189	527
*	Oilsands Quest Inc.	588,652	8
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	74,995	—
			625,234
Financials (6.2%)
	Extra Space Storage Inc.	1,133,157	37,678
*	Signature Bank	530,355	35,576
*	Ocwen Financial Corp.	1,239,001	33,961
*	Texas Capital Bancshares Inc.	460,788	22,906
	Tanger Factory Outlet Centers	691,526	22,357
*	Forest City Enterprises Inc. Class A	1,379,028	21,858
	Equity Lifestyle Properties Inc.	292,943	19,955
	DuPont Fabros Technology Inc.	726,292	18,339
*	Altisource Portfolio Solutions SA	187,516	16,173
	Pebblebrook Hotel Trust	651,414	15,237
	Apartment Investment & Management Co. Class A	579,710	15,067
	Post Properties Inc.	310,669	14,900
	PS Business Parks Inc.	222,682	14,880
*	First Cash Financial Services Inc.	312,210	14,365
	MarketAxess Holdings Inc.	419,211	13,247
	Webster Financial Corp.	557,603	13,215
	CapitalSource Inc.	1,645,810	12,475
*	Credit Acceptance Corp.	140,957	12,053
*	Financial Engines Inc.	452,277	10,778
*	SVB Financial Group	177,774	10,748
	American Assets Trust Inc.	383,561	10,276
*	St. Joe Co.	516,750	10,077
	Alexander's Inc.	23,461	10,029
*	TFS Financial Corp.	1,064,436	9,654
*	Investors Bancorp Inc.	514,211	9,379
*,^ Zillow Inc. Class A		199,326	8,408
*	Ezcorp Inc. Class A	340,480	7,807
	Education Realty Trust Inc.	636,179	6,934
	Coresite Realty Corp.	241,111	6,496

KBW Inc.	378,997	6,242
* Virtus Investment Partners Inc.	71,577	6,156
Duff & Phelps Corp. Class A	421,155	5,732
* HFF Inc. Class A	381,712	5,688
* Greenlight Capital Re Ltd. Class A	226,836	5,614
* Tejon Ranch Co.	183,989	5,527
* World Acceptance Corp.	76,094	5,133
* First Industrial Realty Trust Inc.	375,523	4,934
* WisdomTree Investments Inc.	706,888	4,736
* Citizens Inc.	449,972	4,720
Hudson Pacific Properties Inc.	254,814	4,714
Epoch Holding Corp.	189,034	4,367
* ICG Group Inc.	427,849	4,347
* FelCor Lodging Trust Inc.	879,513	4,169
* DFC Global Corp.	239,374	4,105
Evercore Partners Inc. Class A	149,986	4,050
* eHealth Inc.	213,319	4,004
* Beneficial Mutual Bancorp Inc.	413,949	3,957
* Strategic Hotels & Resorts Inc.	655,780	3,941
* Netspend Holdings Inc.	394,786	3,881
* Safeguard Scientifics Inc.	238,389	3,740
* Green Dot Corp. Class A	261,842	3,202
* INTL FCStone Inc.	164,494	3,135
Cousins Properties Inc.	376,162	2,987
Cardinal Financial Corp.	206,886	2,958
* iStar Financial Inc.	287,888	2,384
* Hilltop Holdings Inc.	169,638	2,156
First Connecticut Bancorp Inc.	133,268	1,800
* MGIC Investment Corp.	1,098,246	1,680
* Ladenburg Thalmann Financial Services Inc.	1,263,114	1,667
GAMCO Investors Inc.	24,496	1,219
* NewStar Financial Inc.	98,750	1,184
* First Marblehead Corp.	757,347	795
* Doral Financial Corp.	513,664	483
		580,235
Health Care (20.1%)
Cooper Cos. Inc.	543,921	51,379
* AMERIGROUP Corp.	557,058	50,932
* Ariad Pharmaceuticals Inc.	1,903,342	46,108
* Medivation Inc.	794,270	44,765
* MEDNAX Inc.	564,460	42,024
* Pharmacyclics Inc.	634,435	40,921
* athenahealth Inc.	411,662	37,778
* Sirona Dental Systems Inc.	638,621	36,376
* Cubist Pharmaceuticals Inc.	727,464	34,685
* HMS Holdings Corp.	987,333	33,007
* United Therapeutics Corp.	554,896	31,008
* Seattle Genetics Inc.	1,142,683	30,795
* Tenet Healthcare Corp.	4,752,444	29,798
Techne Corp.	401,881	28,911
* Salix Pharmaceuticals Ltd.	666,864	28,235
* WellCare Health Plans Inc.	494,871	27,985
* Align Technology Inc.	738,392	27,298
* HealthSouth Corp.	1,097,962	26,417
* Myriad Genetics Inc.	974,679	26,307
* Cepheid Inc.	753,540	26,005
* Brookdale Senior Living Inc. Class A	1,113,548	25,857

*,^ Incyte Corp. Ltd.		1,324,040	23,899
*	Haemonetics Corp.	291,089	23,345
*	Thoratec Corp.	673,895	23,317
*	Jazz Pharmaceuticals plc	390,999	22,291
*	Centene Corp.	591,084	22,112
*	PAREXEL International Corp.	687,830	21,158
	West Pharmaceutical Services Inc.	389,043	20,646
*	Theravance Inc.	795,186	20,603
*	Vivus Inc.	1,145,112	20,406
*	Alkermes plc	923,660	19,166
*	Impax Laboratories Inc.	731,114	18,980
*	VCA Antech Inc.	954,677	18,836
*,^ Arena Pharmaceuticals Inc.		2,245,317	18,681
*	Volcano Corp.	612,184	17,490
*	Cyberonics Inc.	316,319	16,581
*	Medicines Co.	633,205	16,343
*	Air Methods Corp.	132,721	15,843
*	ViroPharma Inc.	520,635	15,734
*	Team Health Holdings Inc.	577,690	15,673
	Chemed Corp.	220,909	15,307
*	Masimo Corp.	625,614	15,127
*	MWI Veterinary Supply Inc.	138,935	14,822
*	Charles River Laboratories International Inc.	365,805	14,486
*	Bruker Corp.	1,049,186	13,734
*	Auxilium Pharmaceuticals Inc.	555,681	13,592
*	PSS World Medical Inc.	579,187	13,194
*,^ Questcor Pharmaceuticals Inc.		691,495	12,793
*	HeartWare International Inc.	129,909	12,275
*	Insulet Corp.	548,727	11,841
*	DexCom Inc.	787,319	11,833
*	Acorda Therapeutics Inc.	460,505	11,793
*	Medidata Solutions Inc.	275,300	11,425
*	NuVasive Inc.	495,941	11,362
*	Ironwood Pharmaceuticals Inc. Class A	865,920	11,066
*	Neogen Corp.	257,076	10,977
*	ArthroCare Corp.	317,689	10,293
*	Akorn Inc.	764,579	10,108
*	Isis Pharmaceuticals Inc.	710,606	9,998
*,^ Exelixis Inc.		2,053,495	9,898
*	Orthofix International NV	215,148	9,628
*	Integra LifeSciences Holdings Corp.	232,768	9,567
*	Sunrise Senior Living Inc.	668,474	9,539
*	NPS Pharmaceuticals Inc.	989,546	9,153
*	Nektar Therapeutics	855,668	9,138
*	Immunogen Inc.	623,014	9,096
*	Dynavax Technologies Corp.	1,899,945	9,044
*	Abaxis Inc.	249,140	8,949
	Quality Systems Inc.	476,806	8,845
*	ICU Medical Inc.	146,191	8,842
*	IPC The Hospitalist Co. Inc.	190,392	8,701
*	ABIOMED Inc.	407,144	8,546
*	Rigel Pharmaceuticals Inc.	820,740	8,413
*	Luminex Corp.	430,987	8,378
*	Affymax Inc.	394,091	8,300
*	Halozyme Therapeutics Inc.	1,097,770	8,299
*	Endologix Inc.	594,826	8,220
*	Bio-Reference Labs Inc.	287,221	8,209

*,^ Spectrum Pharmaceuticals Inc.		683,721	8,000
*	Exact Sciences Corp.	721,815	7,947
*	NxStage Medical Inc.	580,864	7,673
*	Momenta Pharmaceuticals Inc.	503,027	7,329
*	Synageva BioPharma Corp.	136,714	7,305
*,^ Optimer Pharmaceuticals Inc.		513,495	7,251
	Hill-Rom Holdings Inc.	249,482	7,250
	Cantel Medical Corp.	263,575	7,138
*,^ Opko Health Inc.		1,694,876	7,085
*	Conceptus Inc.	342,383	6,954
*	OraSure Technologies Inc.	622,413	6,921
*	Merit Medical Systems Inc.	458,839	6,850
	Computer Programs & Systems Inc.	120,795	6,710
*	Genomic Health Inc.	189,923	6,588
*	Alnylam Pharmaceuticals Inc.	349,089	6,559
*	Emeritus Corp.	310,479	6,501
*	Quidel Corp.	342,020	6,474
*	HealthStream Inc.	224,970	6,403
*,^ MAKO Surgical Corp.		366,818	6,386
*	Acadia Healthcare Co. Inc.	255,798	6,101
*	Neurocrine Biosciences Inc.	761,684	6,078
*	Wright Medical Group Inc.	264,141	5,840
*,^ Dendreon Corp.		1,149,792	5,553
*	Accuray Inc.	778,022	5,508
*	Achillion Pharmaceuticals Inc.	527,512	5,491
*	ExamWorks Group Inc.	352,382	5,258
*,^ Accretive Health Inc.		456,575	5,095
*	MAP Pharmaceuticals Inc.	318,279	4,956
*	Antares Pharma Inc.	1,076,274	4,693
*,^ Sequenom Inc.		1,315,702	4,644
*	BioScrip Inc.	502,295	4,576
*	InterMune Inc.	487,356	4,372
*,^ ZIOPHARM Oncology Inc.		774,998	4,224
*	Emergent Biosolutions Inc.	290,242	4,124
	Atrion Corp.	18,455	4,088
*	Fluidigm Corp.	236,820	4,026
*	Hi-Tech Pharmacal Co. Inc.	119,850	3,968
*	AVEO Pharmaceuticals Inc.	375,437	3,908
*,^ MannKind Corp.		1,346,950	3,879
*	Protalix BioTherapeutics Inc.	737,539	3,820
*	Metropolitan Health Networks Inc.	404,987	3,783
*	Depomed Inc.	639,369	3,779
*	Curis Inc.	905,887	3,750
*	Lexicon Pharmaceuticals Inc.	1,611,775	3,739
*	Orexigen Therapeutics Inc.	621,831	3,551
*	Corvel Corp.	78,031	3,492
*	Ligand Pharmaceuticals Inc. Class B	203,601	3,492
*	Omnicell Inc.	250,835	3,487
*	Sangamo Biosciences Inc.	572,787	3,483
*	Arqule Inc.	677,469	3,462
*	Threshold Pharmaceuticals Inc.	468,764	3,394
*	Idenix Pharmaceuticals Inc.	729,258	3,333
*	Greatbatch Inc.	135,643	3,300
*	Staar Surgical Co.	416,814	3,151
*	Raptor Pharmaceutical Corp.	560,341	3,115
*	Endocyte Inc.	308,421	3,075
*	Molina Healthcare Inc.	121,142	3,047

*	AMAG Pharmaceuticals Inc.	171,614	3,044
*	Tornier NV	158,784	3,009
*	Aegerion Pharmaceuticals Inc.	200,460	2,971
*	Dyax Corp.	1,132,884	2,945
*	AVANIR Pharmaceuticals Inc.	910,099	2,912
*	Sciclone Pharmaceuticals Inc.	521,014	2,892
*	Immunomedics Inc.	823,475	2,890
*	Novavax Inc.	1,311,041	2,832
*,^ Clovis Oncology Inc.		134,808	2,757
*	XenoPort Inc.	240,086	2,751
*,^ Navidea Biopharmaceuticals Inc.		996,171	2,739
*	Unilife Corp.	875,170	2,730
*	Cadence Pharmaceuticals Inc.	686,698	2,692
*	Obagi Medical Products Inc.	214,846	2,666
	Young Innovations Inc.	67,484	2,639
*	Merge Healthcare Inc.	687,605	2,633
*	PROLOR Biotech Inc.	527,198	2,557
*	RTI Biologics Inc.	608,170	2,536
*	Epocrates Inc.	211,938	2,469
	Landauer Inc.	38,010	2,270
*	SurModics Inc.	108,671	2,197
*,^ Osiris Therapeutics Inc.		187,962	2,077
*,^ Savient Pharmaceuticals Inc.		830,042	2,067
*	Pozen Inc.	308,692	2,047
*	Sagent Pharmaceuticals Inc.	111,828	1,784
*	LHC Group Inc.	92,529	1,709
*	Targacept Inc.	324,922	1,589
*	Affymetrix Inc.	362,835	1,571
*	AMN Healthcare Services Inc.	155,973	1,569
*	Trius Therapeutics Inc.	266,094	1,551
*	Natus Medical Inc.	117,896	1,541
*	SIGA Technologies Inc.	443,189	1,418
*	Corcept Therapeutics Inc.	487,716	1,361
*,^ Biotime Inc.		316,814	1,331
*	Ampio Pharmaceuticals Inc.	334,539	1,305
*	Geron Corp.	755,409	1,284
*	Gentiva Health Services Inc.	109,898	1,244
*,^ Cell Therapeutics Inc.		469,356	1,141
*	Progenics Pharmaceuticals Inc.	368,168	1,057
*	Pain Therapeutics Inc.	204,604	1,033
*	Pacific Biosciences of California Inc.	476,521	872
*	Codexis Inc.	248,037	752
*	Palomar Medical Technologies Inc.	74,225	701
*,^ Complete Genomics Inc.		173,732	540
*	BioMimetic Therapeutics Inc.	120,718	496
*	Metabolix Inc.	232,233	388
*	Alimera Sciences Inc.	125,914	325
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,884,455
Industrials (18.2%)
*	Fortune Brands Home & Security Inc.	1,649,912	44,564
	Wabtec Corp.	553,203	44,417
	Corrections Corp. of America	1,148,131	38,405
	Nordson Corp.	627,861	36,805
	Triumph Group Inc.	572,281	35,785
	Lincoln Electric Holdings Inc.	913,197	35,660
	Graco Inc.	694,233	34,906

*	Genesee & Wyoming Inc. Class A	508,228	33,980
*	Shaw Group Inc.	757,138	33,026
*	Kirby Corp.	577,582	31,929
*	United Rentals Inc.	915,055	29,931
*	Dollar Thrifty Automotive Group Inc.	322,049	27,996
*	Hexcel Corp.	1,143,613	27,470
	Toro Co.	687,495	27,349
*	Clean Harbors Inc.	550,938	26,913
	Landstar System Inc.	539,241	25,495
*	Chart Industries Inc.	343,447	25,364
*	Middleby Corp.	215,087	24,873
	Woodward Inc.	714,717	24,286
*	Colfax Corp.	646,344	23,701
*	Old Dominion Freight Line Inc.	742,186	22,384
	Actuant Corp. Class A	745,331	21,331
	Corporate Executive Board Co.	384,886	20,641
*	Portfolio Recovery Associates Inc.	196,477	20,518
	Manitowoc Co. Inc.	1,442,753	19,246
*	Tetra Tech Inc.	728,460	19,129
*,^ Polypore International Inc.		534,526	18,896
*	Advisory Board Co.	394,062	18,848
*	Avis Budget Group Inc.	1,219,036	18,749
	Applied Industrial Technologies Inc.	436,241	18,074
	Valmont Industries Inc.	137,222	18,045
	Rollins Inc.	758,705	17,746
	Con-way Inc.	640,997	17,544
*	Air Lease Corp.	852,167	17,384
*	Moog Inc. Class A	450,222	17,050
	Kennametal Inc.	459,746	17,047
	Healthcare Services Group Inc.	732,671	16,756
	CLARCOR Inc.	375,063	16,739
*	Teledyne Technologies Inc.	260,751	16,529
	UTi Worldwide Inc.	1,189,409	16,021
*	Acacia Research Corp.	570,847	15,647
	Acuity Brands Inc.	243,148	15,389
*	Beacon Roofing Supply Inc.	538,257	15,340
	Watsco Inc.	199,434	15,115
	Franklin Electric Co. Inc.	228,866	13,844
*	MasTec Inc.	695,211	13,696
	Robbins & Myers Inc.	226,977	13,528
	Barnes Group Inc.	529,560	13,244
	Herman Miller Inc.	669,921	13,023
*	FTI Consulting Inc.	482,166	12,864
*	Hub Group Inc. Class A	426,386	12,655
	Armstrong World Industries Inc.	270,055	12,522
*	RBC Bearings Inc.	254,823	12,257
*	Spirit Airlines Inc.	691,705	11,814
*	II-VI Inc.	615,504	11,707
	Raven Industries Inc.	395,506	11,640
	UniFirst Corp.	172,905	11,548
*	Allegiant Travel Co. Class A	176,403	11,177
	HEICO Corp.	280,526	10,854
*	Navistar International Corp.	511,738	10,793
	Lindsay Corp.	146,044	10,511
*	On Assignment Inc.	510,093	10,161
	Forward Air Corp.	334,062	10,159
*	Orbital Sciences Corp.	677,557	9,865

Knight Transportation Inc.	686,310	9,814
* Trimas Corp.	405,459	9,776
* Seaboard Corp.	4,164	9,411
* USG Corp.	425,517	9,340
* KAR Auction Services Inc.	470,047	9,279
Cubic Corp.	184,267	9,224
* Huron Consulting Group Inc.	263,305	9,168
* Exponent Inc.	154,068	8,796
* DigitalGlobe Inc.	428,307	8,733
* Swift Transportation Co.	999,704	8,617
* EnPro Industries Inc.	236,497	8,516
Tennant Co.	194,841	8,343
^ Titan International Inc.	460,735	8,137
Heartland Express Inc.	595,915	7,961
Knoll Inc.	550,619	7,681
* Mobile Mini Inc.	446,485	7,461
HEICO Corp. Class A	233,052	7,110
* Thermon Group Holdings Inc.	283,658	7,089
* Astec Industries Inc.	222,471	7,032
* Blount International Inc.	534,057	7,028
* Team Inc.	217,207	6,918
American Science & Engineering Inc.	102,469	6,723
Insperity Inc.	254,106	6,411
Resources Connection Inc.	488,176	6,400
* RailAmerica Inc.	231,672	6,364
Sun Hydraulics Corp.	238,293	6,331
* Sykes Enterprises Inc.	448,898	6,033
* Aegion Corp. Class A	293,130	5,616
Sauer-Danfoss Inc.	139,113	5,594
* ACCO Brands Corp.	842,240	5,466
* DXP Enterprises Inc.	113,737	5,433
* InnerWorkings Inc.	415,710	5,413
* Trex Co. Inc.	153,090	5,223
* GenCorp Inc.	548,603	5,206
Amerco Inc.	44,997	4,786
* Aerovironment Inc.	203,057	4,766
Interface Inc. Class A	359,986	4,755
* MYR Group Inc.	235,062	4,690
Gorman-Rupp Co.	168,550	4,551
* Federal Signal Corp.	712,992	4,506
* Mistras Group Inc.	192,201	4,459
* Meritor Inc.	1,050,779	4,455
Simpson Manufacturing Co. Inc.	155,179	4,441
* Rush Enterprises Inc. Class A	227,570	4,383
* Korn/Ferry International	274,133	4,203
* Powell Industries Inc.	108,238	4,186
* Titan Machinery Inc.	203,827	4,134
^ National Presto Industries Inc.	55,365	4,035
* Standard Parking Corp.	179,596	4,028
Celadon Group Inc.	248,392	3,992
* Kforce Inc.	337,912	3,984
AZZ Inc.	101,402	3,851
* Taser International Inc.	636,615	3,839
Global Power Equipment Group Inc.	197,088	3,644
* TrueBlue Inc.	231,637	3,641
* Capstone Turbine Corp.	3,422,510	3,423
Kaman Corp.	95,398	3,421

*	EnerNOC Inc.	262,087	3,402
*	Astronics Corp.	100,244	3,088
*	KEYW Holding Corp.	246,241	3,078
	AAON Inc.	137,235	2,702
	H&E Equipment Services Inc.	222,225	2,693
*	Echo Global Logistics Inc.	156,561	2,685
*	Roadrunner Transportation Systems Inc.	159,040	2,573
	NACCO Industries Inc. Class A	20,517	2,573
*	Encore Capital Group Inc.	89,057	2,517
*	Furmanite Corp.	427,678	2,429
*,^ XPO Logistics Inc.		191,985	2,350
	Dynamic Materials Corp.	154,786	2,325
*,^ Zipcar Inc.		296,990	2,311
*	RPX Corp.	201,243	2,256
*	Commercial Vehicle Group Inc.	283,304	2,082
*	American Superconductor Corp.	476,535	1,978
*	Wabash National Corp.	274,126	1,955
*	Dycom Industries Inc.	134,900	1,940
*	American Railcar Industries Inc.	55,052	1,560
*	Rush Enterprises Inc. Class B	92,222	1,547
*	PMFG Inc.	190,624	1,542
*	Accuride Corp.	299,758	1,397
*	Pendrell Corp.	1,186,270	1,341
*	Orion Marine Group Inc.	155,117	1,153
	Preformed Line Products Co.	17,966	976
*	CAI International Inc.	46,357	951
*	EnergySolutions Inc.	321,293	877
*	Hill International Inc.	200,761	875
*	American Woodmark Corp.	40,246	804
*	Vicor Corp.	120,248	802
*	Patriot Transportation Holding Inc.	24,634	687
*	American Reprographics Co.	157,271	672
*	Dolan Co.	116,078	625
*	Pacer International Inc.	142,003	565
*,^ Genco Shipping & Trading Ltd.		131,243	483
			1,710,499
Information Technology (23.0%)
*	Ariba Inc.	1,127,073	50,493
*	Cadence Design Systems Inc.	3,154,136	40,578
*	Concur Technologies Inc.	534,658	39,420
	Jack Henry & Associates Inc.	952,595	36,103
*	SolarWinds Inc.	637,120	35,513
*	JDS Uniphase Corp.	2,704,648	33,497
	MercadoLibre Inc.	380,338	31,397
*	NeuStar Inc. Class A	768,267	30,754
*	Teradyne Inc.	2,143,825	30,485
*	Parametric Technology Corp.	1,373,272	29,937
*	Ultimate Software Group Inc.	290,631	29,673
*	Wright Express Corp.	424,051	29,565
*	Aruba Networks Inc.	1,284,160	28,874
*	CommVault Systems Inc.	487,372	28,609
*	Cirrus Logic Inc.	740,514	28,428
	National Instruments Corp.	1,112,154	27,993
*	Aspen Technology Inc.	1,074,748	27,782
*	CoStar Group Inc.	302,301	24,650
*	FleetCor Technologies Inc.	524,873	23,514
	MAXIMUS Inc.	389,917	23,286

*	Zebra Technologies Corp.	595,601	22,359
	FEI Co.	413,925	22,145
*	IPG Photonics Corp.	380,566	21,806
*	Microsemi Corp.	1,020,482	20,481
*	QLIK Technologies Inc.	882,312	19,773
*	ACI Worldwide Inc.	456,679	19,299
*	Cavium Inc.	571,039	19,033
*	Quest Software Inc.	676,765	18,949
*	Semtech Corp.	752,478	18,925
*,^ 3D Systems Corp.		567,881	18,655
	Anixter International Inc.	322,810	18,549
*	Hittite Microwave Corp.	325,767	18,070
*	NetSuite Inc.	282,262	18,008
*,^ Fusion-io Inc.		589,297	17,838
*	ViaSat Inc.	470,543	17,589
	Fair Isaac Corp.	393,762	17,428
	Plantronics Inc.	488,280	17,251
*	Cymer Inc.	337,546	17,235
*	Silicon Laboratories Inc.	467,880	17,199
*	OSI Systems Inc.	216,678	16,866
*	Sourcefire Inc.	339,451	16,643
*	NETGEAR Inc.	436,215	16,637
*	Universal Display Corp.	479,700	16,492
*	JDA Software Group Inc.	488,787	15,534
*	Ciena Corp.	1,138,787	15,488
*	Comverse Technology Inc.	2,515,794	15,472
*	ValueClick Inc.	879,929	15,126
*	Finisar Corp.	1,048,366	14,992
*	TiVo Inc.	1,432,110	14,937
*	NCR Corp.	637,986	14,871
*	Cardtronics Inc.	481,426	14,337
	Heartland Payment Systems Inc.	445,313	14,108
*	Sapient Corp.	1,296,566	13,821
*	Tyler Technologies Inc.	311,269	13,702
*	DealerTrack Holdings Inc.	487,429	13,575
*	Liquidity Services Inc.	268,894	13,501
*	Veeco Instruments Inc.	446,326	13,399
*	Manhattan Associates Inc.	233,360	13,365
*	MicroStrategy Inc. Class A	98,366	13,188
*	QLogic Corp.	1,119,252	12,782
*	RF Micro Devices Inc.	3,194,523	12,618
*	SS&C Technologies Holdings Inc.	495,557	12,493
*	Coherent Inc.	271,916	12,470
	Blackbaud Inc.	518,426	12,401
*,^ VistaPrint NV		361,172	12,334
*	EchoStar Corp. Class A	429,425	12,307
*	Kenexa Corp.	266,878	12,231
	ADTRAN Inc.	695,222	12,013
	Syntel Inc.	192,237	11,998
*,^ VirnetX Holding Corp.		467,392	11,886
*	Acme Packet Inc.	667,397	11,413
	DST Systems Inc.	193,621	10,951
*	Acxiom Corp.	573,443	10,477
*	Bottomline Technologies Inc.	422,123	10,422
*	Netscout Systems Inc.	408,433	10,419
	NIC Inc.	703,309	10,409
*	BroadSoft Inc.	252,557	10,360

* LivePerson Inc.	568,862	10,302
* Stratasys Inc.	187,491	10,200
* ScanSource Inc.	316,827	10,145
* Progress Software Corp.	469,215	10,037
* Unisys Corp.	478,212	9,956
Power Integrations Inc.	325,992	9,920
^ Ebix Inc.	418,916	9,891
* Euronet Worldwide Inc.	524,600	9,857
* TriQuint Semiconductor Inc.	1,935,594	9,775
* Ancestry.com Inc.	318,230	9,572
* RealPage Inc.	421,733	9,531
Cabot Microelectronics Corp.	270,606	9,509
* Ultratech Inc.	301,045	9,447
* Advent Software Inc.	378,228	9,293
* Synaptics Inc.	386,872	9,293
* Cornerstone OnDemand Inc.	285,841	8,764
* Compuware Corp.	875,594	8,677
* OpenTable Inc.	207,415	8,628
* WebMD Health Corp.	581,943	8,165
* ExlService Holdings Inc.	274,882	8,109
Cognex Corp.	233,720	8,082
* FARO Technologies Inc.	194,432	8,034
* Ixia	490,880	7,888
Loral Space & Communications Inc.	109,602	7,793
* Blucora Inc.	436,804	7,779
* Synchronoss Technologies Inc.	336,319	7,702
MKS Instruments Inc.	301,742	7,691
* GT Advanced Technologies Inc.	1,359,320	7,408
* Verint Systems Inc.	269,684	7,400
* Bankrate Inc.	459,359	7,157
* Diodes Inc.	418,264	7,115
* Monolithic Power Systems Inc.	357,229	7,055
* Websense Inc.	427,450	6,690
InterDigital Inc.	178,325	6,648
* iGATE Corp.	361,379	6,566
Monotype Imaging Holdings Inc.	420,102	6,549
* Rofin-Sinar Technologies Inc.	327,953	6,471
* Volterra Semiconductor Corp.	291,339	6,372
* Rambus Inc.	1,141,267	6,323
* Take-Two Interactive Software Inc.	603,926	6,299
Cypress Semiconductor Corp.	581,797	6,237
* Ellie Mae Inc.	226,889	6,178
OPNET	181,139	6,171
Micrel Inc.	588,937	6,137
* Constant Contact Inc.	349,368	6,079
^ Pegasystems Inc.	195,754	5,685
* Entropic Communications Inc.	960,214	5,588
* comScore Inc.	365,389	5,572
* Accelrys Inc.	638,299	5,528
* Active Network Inc.	436,751	5,473
* Measurement Specialties Inc.	164,648	5,430
* LogMeIn Inc.	240,523	5,395
* Interactive Intelligence Group Inc.	176,062	5,291
Forrester Research Inc.	181,843	5,232
* Procera Networks Inc.	220,883	5,191
* Lattice Semiconductor Corp.	1,355,029	5,190
* DTS Inc.	215,843	5,025

*	ServiceSource International Inc.	470,259	4,825
*	Dice Holdings Inc.	553,439	4,660
*	Cray Inc.	361,085	4,586
*	Sonus Networks Inc.	2,411,272	4,533
*	PROS Holdings Inc.	235,141	4,484
*	InvenSense Inc.	371,747	4,442
*	Quantum Corp.	2,686,320	4,325
*	Super Micro Computer Inc.	356,776	4,292
*,^ Higher One Holdings Inc.		314,058	4,234
*	Tangoe Inc.	319,961	4,201
*,^ RealD Inc.		469,722	4,199
*	Perficient Inc.	347,900	4,199
*	TNS Inc.	280,287	4,190
*	MIPS Technologies Inc. Class A	552,228	4,081
*	SciQuest Inc.	217,489	3,958
*	Virtusa Corp.	220,629	3,921
*	Internap Network Services Corp.	547,748	3,862
*	Ceva Inc.	266,038	3,826
*	Actuate Corp.	536,820	3,774
*	Mercury Computer Systems Inc.	355,013	3,770
*	Stamps.com Inc.	160,457	3,713
*	Demand Media Inc.	337,004	3,663
*	Applied Micro Circuits Corp.	711,854	3,602
*	Nanometrics Inc.	255,987	3,535
*	Exar Corp.	440,906	3,527
*	Infinera Corp.	628,937	3,447
*	Integrated Device Technology Inc.	571,408	3,360
*	Jive Software Inc.	212,467	3,338
*	Silicon Graphics International Corp.	366,625	3,336
*	VASCO Data Security International Inc.	355,630	3,336
*	Power-One Inc.	594,296	3,328
*	Move Inc.	382,682	3,299
*	Oplink Communications Inc.	196,727	3,254
*	LTX-Credence Corp.	561,930	3,231
*,^ Angie's List Inc.		298,020	3,153
*	Extreme Networks	917,739	3,065
*	Digi International Inc.	295,621	3,004
*	Fabrinet	256,870	2,977
*	QuinStreet Inc.	354,549	2,975
*	MoneyGram International Inc.	198,833	2,971
*	OmniVision Technologies Inc.	210,058	2,931
*	Vocus Inc.	146,061	2,930
	Badger Meter Inc.	78,975	2,874
*	STEC Inc.	423,905	2,861
*	IXYS Corp.	286,640	2,843
*	Rogers Corp.	65,353	2,768
*	Kopin Corp.	727,909	2,737
*	Seachange International Inc.	338,651	2,658
*	Globecomm Systems Inc.	238,110	2,655
	Keynote Systems Inc.	180,872	2,619
*	Maxwell Technologies Inc.	317,377	2,577
*	Multi-Fineline Electronix Inc.	108,879	2,455
*	Imperva Inc.	66,079	2,444
*	Envestnet Inc.	203,328	2,379
*	Oclaro Inc.	872,777	2,357
*	Calix Inc.	356,710	2,283
*	Inphi Corp.	211,087	2,250

*	Silicon Image Inc.	477,394	2,191
*,^ Travelzoo Inc.		91,668	2,161
*	ShoreTel Inc.	496,641	2,031
*,^ Rubicon Technology Inc.		206,705	1,980
*	Responsys Inc.	193,190	1,976
*	Rosetta Stone Inc.	144,335	1,840
*	Limelight Networks Inc.	776,989	1,818
*	Deltek Inc.	137,765	1,794
*	MaxLinear Inc.	254,771	1,704
*,^ OCZ Technology Group Inc.		476,758	1,654
*	XO Group Inc.	185,443	1,548
*	Echelon Corp.	390,178	1,498
	Methode Electronics Inc.	148,211	1,439
*	RealNetworks Inc.	167,927	1,397
*	Sigma Designs Inc.	188,916	1,249
*	Sycamore Networks Inc.	80,923	1,246
*	FormFactor Inc.	198,608	1,110
*	Anaren Inc.	50,553	1,011
*	Agilysys Inc.	113,915	980
*	Intermolecular Inc.	122,187	868
*	Pericom Semiconductor Corp.	90,030	782
*,^ KIT Digital Inc.		247,784	743
*	TeleNav Inc.	123,315	736
*	Supertex Inc.	40,949	732
*	Imation Corp.	124,425	696
*,^ Carbonite Inc.		87,837	616
*	Intevac Inc.	93,042	568
*	ANADIGICS Inc.	404,890	563
*	STR Holdings Inc.	101,460	315
			2,157,019
Materials (5.3%)
	Royal Gold Inc.	675,746	67,480
*	Allied Nevada Gold Corp.	980,788	38,310
	Rockwood Holdings Inc.	802,044	37,375
	NewMarket Corp.	123,169	30,359
*	Chemtura Corp.	1,133,230	19,514
	PolyOne Corp.	977,573	16,198
*	Stillwater Mining Co.	1,329,509	15,675
*	Coeur d'Alene Mines Corp.	516,172	14,881
*	Intrepid Potash Inc.	648,531	13,930
	Silgan Holdings Inc.	300,292	13,066
	Balchem Corp.	336,180	12,348
	Eagle Materials Inc.	264,109	12,218
	Globe Specialty Metals Inc.	732,716	11,152
*	Clearwater Paper Corp.	268,588	11,095
*	McEwen Mining Inc.	2,307,555	10,592
*	KapStone Paper and Packaging Corp.	454,869	10,185
*	Louisiana-Pacific Corp.	789,787	9,872
*	LSB Industries Inc.	218,116	9,569
	Buckeye Technologies Inc.	294,253	9,434
	Carpenter Technology Corp.	178,874	9,359
*	Graphic Packaging Holding Co.	1,580,386	9,182
	American Vanguard Corp.	255,818	8,902
	Deltic Timber Corp.	130,829	8,538
	Koppers Holdings Inc.	238,443	8,329
*	Innospec Inc.	238,489	8,090
^	Gold Resource Corp.	364,679	7,822

*	Flotek Industries Inc.			539,837	6,840
*	TPC Group Inc.			152,840	6,237
	Schweitzer-Mauduit International Inc.			179,002	5,905
	Materion Corp.			222,500	5,295
	Georgia Gulf Corp.			137,689	4,987
*	Calgon Carbon Corp.			326,354	4,670
	Hawkins Inc.			108,273	4,499
*,^ Paramount Gold and Silver Corp.				1,436,461	3,821
*	OMNOVA Solutions Inc.			503,091	3,808
	Haynes International Inc.			70,443	3,674
	Stepan Co.			35,351	3,398
	Zep Inc.			216,243	3,270
	Noranda Aluminum Holding Corp.			386,449	2,585
*	Zoltek Cos. Inc.			334,777	2,574
*	Texas Industries Inc.			61,691	2,508
*	Headwaters Inc.			350,200	2,304
*	General Moly Inc.			678,717	2,152
*	Arabian American Development Co.			207,209	2,029
*	Midway Gold Corp.			1,092,785	1,792
	Tredegar Corp.			90,406	1,604
*	Century Aluminum Co.			212,923	1,522
*	United States Lime & Minerals Inc.			22,180	1,069
					500,018
Telecommunication Services (1.0%)
*	tw telecom inc Class A			1,728,558	45,063
*	Cincinnati Bell Inc.			2,151,700	12,265
	Cogent Communications Group Inc.			510,934	11,746
*	Clearwire Corp. Class A			5,304,092	7,160
*	inContact Inc.			562,214	3,666
*	Cbeyond Inc.			349,548	3,447
*	Neutral Tandem Inc.			345,912	3,245
*	General Communication Inc. Class A			330,594	3,240
	Atlantic Tele-Network Inc.			37,410	1,608
*	Leap Wireless International Inc.			206,192	1,406
*	Boingo Wireless Inc.			158,888	1,262
*,^ Elephant Talk Communications Inc.				585,775	808
					94,916
Utilities (0.1%)
*	GenOn Energy Inc.			3,106,949	7,861

Total Common Stocks (Cost $8,329,218)					9,391,919
		Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[2,3] Vanguard Market Liquidity Fund		0.163%		172,633,767	172,634

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.135%	12/12/12	2,000	1,999
Total Temporary Cash Investments (Cost $174,633)					174,633
Total Investments (102.0%) (Cost $8,503,851)					9,566,552
Other Assets and Liabilities-Net (-2.0%)[3]					(188,732)
Net Assets (100%)					9,377,820

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $155,657,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $166,470,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,391,793	—	126
Temporary Cash Investments	172,634	1,999	—
Futures Contracts—Liabilities[1]	(28)	—	—
Total	9,564,399	1,999	126
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

Small-Cap Growth Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2012	45	3,755	(88)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $8,503,851,000. Net unrealized appreciation of investment securities for tax purposes was $1,062,701,000, consisting of unrealized gains of $1,781,625,000 on securities that had risen in value since their purchase and $718,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (18.6%)
	Ross Stores Inc.	2,903,186	187,546
	Mattel Inc.	4,364,580	154,855
	Starwood Hotels & Resorts Worldwide Inc.	2,533,148	146,821
*	Dollar Tree Inc.	2,972,555	143,500
*	O'Reilly Automotive Inc.	1,615,911	135,122
*	Chipotle Mexican Grill Inc. Class A	406,278	129,009
*	Sirius XM Radio Inc.	48,710,459	126,647
	Harley-Davidson Inc.	2,966,940	125,709
*	Liberty Interactive Corp. Class A	6,787,594	125,570
*	Delphi Automotive plc	3,996,181	123,882
	Genuine Parts Co.	1,997,999	121,938
	Nordstrom Inc.	2,132,535	117,673
*	Liberty Global Inc. Class A	1,765,441	107,251
*	BorgWarner Inc.	1,469,072	101,528
	Tiffany & Co.	1,624,356	100,515
	Virgin Media Inc.	3,381,933	99,564
	Wyndham Worldwide Corp.	1,870,216	98,149
	PetSmart Inc.	1,389,325	95,836
*	Lululemon Athletica Inc.	1,291,311	95,480
	Darden Restaurants Inc.	1,649,003	91,932
	Tractor Supply Co.	923,796	91,354
	Family Dollar Stores Inc.	1,271,860	84,324
*	Liberty Global Inc.	1,469,255	82,895
*	CarMax Inc.	2,924,874	82,774
	PVH Corp.	881,916	82,653
	Whirlpool Corp.	990,214	82,099
	DR Horton Inc.	3,672,637	75,803
	Autoliv Inc.	1,221,509	75,697
	Ulta Salon Cosmetics & Fragrance Inc.	765,695	73,740
	Newell Rubbermaid Inc.	3,715,557	70,930
	Scripps Networks Interactive Inc. Class A	1,146,999	70,231
	Foot Locker Inc.	1,947,971	69,153
*	PulteGroup Inc.	4,425,274	68,592
	Lennar Corp. Class A	1,961,628	68,206
	Expedia Inc.	1,171,776	67,776
	Polaris Industries Inc.	836,790	67,671
*	LKQ Corp.	3,592,085	66,454
	H&R Block Inc.	3,765,012	65,248
	Advance Auto Parts Inc.	942,279	64,490
*	Toll Brothers Inc.	1,924,490	63,951
	Interpublic Group of Cos. Inc.	5,682,155	63,186
^	Garmin Ltd.	1,499,769	62,600
*	Panera Bread Co. Class A	363,603	62,136
	Dick's Sporting Goods Inc.	1,194,717	61,946
*	Mohawk Industries Inc.	751,257	60,116
*	TRW Automotive Holdings Corp.	1,337,953	58,482
*	Sally Beauty Holdings Inc.	2,304,135	57,811
*	Fossil Inc.	674,724	57,149
	Hasbro Inc.	1,495,857	57,097

*	Under Armour Inc. Class A	999,338	55,793
*	Urban Outfitters Inc.	1,484,910	55,773
	Royal Caribbean Cruises Ltd.	1,814,490	54,816
	Gannett Co. Inc.	3,010,849	53,443
	Signet Jewelers Ltd.	1,090,596	53,177
*	NVR Inc.	61,705	52,110
	JC Penney Co. Inc.	2,100,477	51,021
	Williams-Sonoma Inc.	1,148,491	50,499
*	MGM Resorts International	4,696,571	50,488
	International Game Technology	3,780,846	49,491
	Lear Corp.	1,276,868	48,253
	American Eagle Outfitters Inc.	2,258,626	47,612
	Leggett & Platt Inc.	1,796,422	45,000
*	TripAdvisor Inc.	1,322,430	43,548
	Harman International Industries Inc.	903,278	41,695
*	Apollo Group Inc. Class A	1,386,188	40,269
	Cablevision Systems Corp. Class A	2,502,615	39,666
*	Charter Communications Inc. Class A	515,314	38,685
	Tupperware Brands Corp.	716,651	38,405
*	Goodyear Tire & Rubber Co.	3,136,244	38,231
	Abercrombie & Fitch Co.	1,087,407	36,885
*,^ Netflix Inc.		675,639	36,782
^	GameStop Corp. Class A	1,716,522	36,047
	Gentex Corp.	1,848,605	31,445
*	Lamar Advertising Co. Class A	804,114	29,800
	Dunkin' Brands Group Inc.	1,004,462	29,325
*,^ Sears Holdings Corp.		478,038	26,526
*	Tempur-Pedic International Inc.	815,539	24,376
*	Hyatt Hotels Corp. Class A	589,169	23,655
	Washington Post Co. Class B	61,506	22,328
	Guess? Inc.	865,971	22,013
*,^ AutoNation Inc.		470,788	20,559
^	Weight Watchers International Inc.	356,644	18,831
*,^ Deckers Outdoor Corp.		493,884	18,096
	Lennar Corp. Class B	63,528	1,711
*,^ Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012		153,551	418
	DeVry Inc.	201	5
			5,769,868
Consumer Staples (4.8%)
	Bunge Ltd.	1,870,093	125,390
	JM Smucker Co.	1,435,564	123,932
	Dr Pepper Snapple Group Inc.	2,715,145	120,906
	Coca-Cola Enterprises Inc.	3,845,008	120,233
	Beam Inc.	1,818,478	104,635
*	Monster Beverage Corp.	1,919,506	103,961
	Church & Dwight Co. Inc.	1,780,367	96,122
	McCormick & Co. Inc.	1,539,285	95,497
	Herbalife Ltd.	1,498,445	71,026
*	Constellation Brands Inc. Class A	2,120,063	68,584
	Energizer Holdings Inc.	838,161	62,535
	Tyson Foods Inc. Class A	3,789,020	60,700
	Hormel Foods Corp.	1,858,100	54,331
	Ingredion Inc.	977,988	53,946
*	Ralcorp Holdings Inc.	707,542	51,651
^	Safeway Inc.	3,078,903	49,540
	Hillshire Brands Co.	1,522,453	40,771
*,^ Green Mountain Coffee Roasters Inc.		1,691,380	40,170

*	Smithfield Foods Inc.	1,960,114	38,516
			1,482,446
Energy (8.0%)
	Pioneer Natural Resources Co.	1,497,600	156,349
	Range Resources Corp.	2,078,406	145,218
*	FMC Technologies Inc.	3,063,774	141,853
	Cabot Oil & Gas Corp.	2,689,031	120,737
*	Concho Resources Inc.	1,266,655	120,016
	EQT Corp.	1,916,815	113,092
	HollyFrontier Corp.	2,518,791	103,951
*	Kinder Morgan Management LLC	1,273,242	97,276
	CONSOL Energy Inc.	2,916,554	87,642
*	Denbury Resources Inc.	5,007,878	80,927
	Peabody Energy Corp.	3,489,639	77,784
	Oceaneering International Inc.	1,388,006	76,687
	Tesoro Corp.	1,798,550	75,359
	Core Laboratories NV	608,623	73,936
	QEP Resources Inc.	2,286,496	72,390
*	Whiting Petroleum Corp.	1,512,276	71,652
	Helmerich & Payne Inc.	1,377,607	65,588
	Cimarex Energy Co.	1,099,350	64,367
*	Plains Exploration & Production Co.	1,652,203	61,908
	Sunoco Inc.	1,155,962	54,134
*	Newfield Exploration Co.	1,726,475	54,073
*	Rowan Cos. plc Class A	1,592,758	53,787
*	Dresser-Rand Group Inc.	969,207	53,413
*	Nabors Industries Ltd.	3,717,971	52,163
*	Cobalt International Energy Inc.	2,339,103	52,092
	Energen Corp.	924,246	48,440
*	Continental Resources Inc.	580,061	44,607
	SM Energy Co.	822,305	44,495
*,^ Ultra Petroleum Corp.		1,958,710	43,052
*	WPX Energy Inc.	2,546,754	42,251
*	Superior Energy Services Inc.	2,018,916	41,428
*	McDermott International Inc.	3,019,589	36,899
*	SandRidge Energy Inc.	4,702,935	32,779
	Patterson-UTI Energy Inc.	2,001,260	31,700
*	Laredo Petroleum Holdings Inc.	327,603	7,201
*	Alpha Natural Resources Inc.	742	5
	Arch Coal Inc.	719	5
			2,499,256
Financials (18.1%)
	Health Care REIT Inc.	3,270,104	188,849
	AvalonBay Communities Inc.	1,221,998	166,180
	American Capital Agency Corp.	4,316,173	149,296
	Host Hotels & Resorts Inc.	9,206,392	147,763
	Regions Financial Corp.	18,100,490	130,505
*	IntercontinentalExchange Inc.	932,480	124,402
	Moody's Corp.	2,591,626	114,472
	Digital Realty Trust Inc.	1,541,558	107,678
	KeyCorp	12,216,899	106,776
	Kimco Realty Corp.	5,215,860	105,725
	Principal Financial Group Inc.	3,847,804	103,660
	SLM Corp.	6,250,975	98,265
	Macerich Co.	1,699,110	97,240
*	CIT Group Inc.	2,445,098	96,312

XL Group plc Class A	3,995,334	96,008
SL Green Realty Corp.	1,158,643	92,773
Plum Creek Timber Co. Inc.	2,069,918	90,745
Lincoln National Corp.	3,658,298	88,494
Federal Realty Investment Trust	819,251	86,267
Willis Group Holdings plc	2,224,048	82,112
* Affiliated Managers Group Inc.	658,618	81,010
NYSE Euronext	3,255,230	80,241
New York Community Bancorp Inc.	5,629,352	79,712
UDR Inc.	3,172,079	78,731
Comerica Inc.	2,522,077	78,311
Rayonier Inc.	1,570,283	76,960
Huntington Bancshares Inc.	11,088,552	76,511
Cincinnati Financial Corp.	1,976,392	74,886
* CBRE Group Inc. Class A	3,994,255	73,534
* Arch Capital Group Ltd.	1,736,191	72,364
Everest Re Group Ltd.	676,061	72,312
Unum Group	3,665,785	70,456
Realty Income Corp.	1,710,026	69,923
Essex Property Trust Inc.	451,386	66,913
Camden Property Trust	1,029,716	66,406
Torchmark Corp.	1,262,732	64,841
PartnerRe Ltd.	827,424	61,461
Leucadia National Corp.	2,664,734	60,623
Alexandria Real Estate Equities Inc.	795,762	58,504
Taubman Centers Inc.	753,319	57,802
WR Berkley Corp.	1,507,925	56,532
Regency Centers Corp.	1,152,973	56,184
* Alleghany Corp.	162,693	56,119
* MSCI Inc. Class A	1,556,656	55,713
People's United Financial Inc.	4,562,776	55,392
Raymond James Financial Inc.	1,500,368	54,989
Fidelity National Financial Inc. Class A	2,570,216	54,977
Reinsurance Group of America Inc. Class A	944,564	54,662
Liberty Property Trust	1,502,736	54,459
Arthur J Gallagher & Co.	1,519,269	54,420
* Markel Corp.	117,506	53,875
Ares Capital Corp.	3,134,826	53,731
Axis Capital Holdings Ltd.	1,492,314	52,112
RenaissanceRe Holdings Ltd.	663,508	51,117
Duke Realty Corp.	3,412,224	50,160
Zions Bancorporation	2,360,483	48,756
Senior Housing Properties Trust	2,238,311	48,750
Hudson City Bancorp Inc.	6,091,194	48,486
DDR Corp.	2,893,788	44,449
HCC Insurance Holdings Inc.	1,296,916	43,953
Eaton Vance Corp.	1,479,469	42,845
Jones Lang LaSalle Inc.	560,697	42,809
Weingarten Realty Investors	1,475,580	41,479
Assurant Inc.	1,099,044	40,994
Brown & Brown Inc.	1,560,808	40,690
Cullen/Frost Bankers Inc.	707,898	40,655
First Republic Bank	1,167,854	40,244
Legg Mason Inc.	1,627,663	40,171
Commerce Bancshares Inc.	963,591	38,862
SEI Investments Co.	1,799,725	38,604
Piedmont Office Realty Trust Inc. Class A	2,213,850	38,388

	NASDAQ OMX Group Inc.	1,634,412	38,074
	Hospitality Properties Trust	1,583,542	37,657
	White Mountains Insurance Group Ltd.	72,323	37,126
	Chimera Investment Corp.	13,167,287	35,683
	American Financial Group Inc.	931,375	35,299
	CBOE Holdings Inc.	1,120,943	32,978
*	Genworth Financial Inc. Class A	6,299,975	32,949
	Old Republic International Corp.	3,163,062	29,416
	Assured Guaranty Ltd.	2,108,878	28,723
	Validus Holdings Ltd.	776,201	26,321
	Erie Indemnity Co. Class A	366,709	23,568
	Jefferies Group Inc.	1,718,386	23,525
	BOK Financial Corp.	349,990	20,684
	LPL Financial Holdings Inc.	711,611	20,309
			5,611,912
Health Care (10.0%)
*	Edwards Lifesciences Corp.	1,468,886	157,714
*	Vertex Pharmaceuticals Inc.	2,704,765	151,332
*	Regeneron Pharmaceuticals Inc.	953,828	145,611
*	Cerner Corp.	1,856,794	143,734
*	Watson Pharmaceuticals Inc.	1,632,770	139,047
*	Mylan Inc.	5,493,193	134,034
	Perrigo Co.	1,137,315	132,122
	Quest Diagnostics Inc.	2,033,153	128,963
	AmerisourceBergen Corp. Class A	3,241,769	125,489
*	DaVita Inc.	1,204,915	124,841
*	Laboratory Corp. of America Holdings	1,240,496	114,709
*	Life Technologies Corp.	2,288,534	111,864
	CR Bard Inc.	1,021,797	106,931
*	Waters Corp.	1,139,085	94,920
*	Henry Schein Inc.	1,151,824	91,305
*	Varian Medical Systems Inc.	1,429,228	86,211
*	CareFusion Corp.	2,844,080	80,744
	Coventry Health Care Inc.	1,830,872	76,329
*,^ Illumina Inc.		1,582,915	76,297
	ResMed Inc.	1,829,599	74,044
*	IDEXX Laboratories Inc.	705,821	70,123
*	Onyx Pharmaceuticals Inc.	825,099	69,721
*	Hospira Inc.	2,117,799	69,506
	DENTSPLY International Inc.	1,817,881	69,334
*	Mettler-Toledo International Inc.	403,040	68,815
*	Hologic Inc.	3,393,140	68,677
*	BioMarin Pharmaceutical Inc.	1,566,076	63,066
	Universal Health Services Inc. Class B	1,146,906	52,448
	Omnicare Inc.	1,447,755	49,180
*	Endo Health Solutions Inc.	1,495,535	47,438
	Patterson Cos. Inc.	1,137,886	38,961
	Warner Chilcott plc Class A	2,729,110	36,843
*	Covance Inc.	710,820	33,188
*	Allscripts Healthcare Solutions Inc.	2,328,423	28,942
*	Bio-Rad Laboratories Inc. Class A	252,348	26,931
			3,089,414
Industrials (12.1%)
	WW Grainger Inc.	764,016	159,198
	Fastenal Co.	3,595,412	154,567
	Cooper Industries plc	2,040,107	153,130

Roper Industries Inc.	1,248,585	137,207
AMETEK Inc.	3,089,859	109,536
Kansas City Southern	1,409,506	106,812
* Delta Air Lines Inc.	10,890,380	99,756
* Stericycle Inc.	1,090,509	98,713
Pall Corp.	1,484,680	94,262
Textron Inc.	3,592,531	94,017
L-3 Communications Holdings Inc.	1,248,776	89,550
Flowserve Corp.	700,499	89,482
* TransDigm Group Inc.	621,993	88,242
Southwest Airlines Co.	9,838,624	86,285
* Verisk Analytics Inc. Class A	1,809,332	86,142
* United Continental Holdings Inc.	4,255,718	82,987
Joy Global Inc.	1,356,437	76,042
Equifax Inc.	1,543,834	71,912
* IHS Inc. Class A	716,735	69,774
Masco Corp.	4,615,610	69,465
* Jacobs Engineering Group Inc.	1,653,792	66,863
* Quanta Services Inc.	2,680,958	66,220
Donaldson Co. Inc.	1,814,169	62,970
JB Hunt Transport Services Inc.	1,201,347	62,518
Cintas Corp.	1,497,279	62,062
Xylem Inc.	2,376,790	59,776
* AGCO Corp.	1,245,746	59,148
KBR Inc.	1,901,664	56,708
Pentair Inc.	1,269,164	56,491
Iron Mountain Inc.	1,645,219	56,118
* B/E Aerospace Inc.	1,331,401	56,052
Hubbell Inc. Class B	667,261	53,875
Snap-on Inc.	744,583	53,513
* Owens Corning	1,480,910	49,551
Dun & Bradstreet Corp.	613,351	48,835
* Nielsen Holdings NV	1,618,184	48,513
* Hertz Global Holdings Inc.	3,493,872	47,971
* WABCO Holdings Inc.	825,642	47,615
Robert Half International Inc.	1,740,582	46,352
Waste Connections Inc.	1,501,791	45,429
IDEX Corp.	1,076,773	44,977
SPX Corp.	649,139	42,460
Avery Dennison Corp.	1,328,246	42,265
MSC Industrial Direct Co. Inc. Class A	605,756	40,864
Towers Watson & Co. Class A	756,936	40,155
Timken Co.	1,063,313	39,513
Gardner Denver Inc.	641,882	38,776
* Copart Inc.	1,382,259	38,330
Manpower Inc.	1,027,788	37,823
^ Pitney Bowes Inc.	2,564,924	35,447
* Babcock & Wilcox Co.	1,368,338	34,852
URS Corp.	970,729	34,276
* Spirit Aerosystems Holdings Inc. Class A	1,521,806	33,799
* Sensata Technologies Holding NV	1,134,945	33,787
* Foster Wheeler AG	1,381,987	33,112
* AECOM Technology Corp.	1,304,636	27,606
^ RR Donnelley & Sons Co.	2,313,060	24,518
* Navistar International Corp.	210	4
		3,746,223

Information Technology (14.5%)
* Teradata Corp.	2,161,921	163,030
Seagate Technology plc	4,904,522	152,040
* Red Hat Inc.	2,471,506	140,728
* SanDisk Corp.	3,123,180	135,640
* Fiserv Inc.	1,749,065	129,483
* Equinix Inc.	616,282	126,985
Amphenol Corp. Class A	2,076,222	122,248
Western Digital Corp.	2,999,045	116,153
Xilinx Inc.	3,382,589	113,012
* F5 Networks Inc.	1,017,868	106,571
* NVIDIA Corp.	7,930,899	105,798
Avago Technologies Ltd.	2,969,969	103,548
KLA-Tencor Corp.	2,144,732	102,314
Maxim Integrated Products Inc.	3,745,362	99,702
* VeriSign Inc.	2,025,060	98,600
* Autodesk Inc.	2,945,513	98,292
* LinkedIn Corp. Class A	799,375	96,245
Fidelity National Information Services Inc.	3,022,914	94,375
Linear Technology Corp.	2,950,694	93,980
* Alliance Data Systems Corp.	645,317	91,603
* Rackspace Hosting Inc.	1,385,948	91,597
* Akamai Technologies Inc.	2,296,433	87,861
* ANSYS Inc.	1,193,939	87,635
* BMC Software Inc.	2,040,554	84,663
* Lam Research Corp.	2,613,015	83,055
Microchip Technology Inc.	2,482,362	81,273
* Nuance Communications Inc.	3,143,954	78,253
* Trimble Navigation Ltd.	1,603,355	76,416
* Micron Technology Inc.	12,690,624	75,953
Harris Corp.	1,458,189	74,688
Computer Sciences Corp.	1,990,508	64,114
* TIBCO Software Inc.	2,115,468	63,951
* Synopsys Inc.	1,885,348	62,254
* Skyworks Solutions Inc.	2,432,074	57,312
* Gartner Inc.	1,196,432	55,144
* Avnet Inc.	1,860,324	54,117
FactSet Research Systems Inc.	546,869	52,729
* Flextronics International Ltd.	8,647,670	51,886
* Electronic Arts Inc.	4,072,901	51,685
IAC/InterActiveCorp	972,778	50,643
* MICROS Systems Inc.	1,028,832	50,536
* LSI Corp.	7,285,818	50,345
Total System Services Inc.	2,059,521	48,811
* Informatica Corp.	1,387,336	48,293
* Arrow Electronics Inc.	1,432,203	48,280
* Riverbed Technology Inc.	1,930,198	44,916
Jabil Circuit Inc.	2,383,426	44,618
SAIC Inc.	3,501,934	42,163
Global Payments Inc.	1,006,780	42,114
FLIR Systems Inc.	1,976,257	39,476
Solera Holdings Inc.	890,623	39,072
* Fortinet Inc.	1,612,956	38,937
* VeriFone Systems Inc.	1,379,265	38,412
* Cree Inc.	1,413,504	36,087
* ON Semiconductor Corp.	5,819,868	35,909
* Atmel Corp.	5,688,119	29,919

*	Ingram Micro Inc.	1,954,833	29,772
*	Advanced Micro Devices Inc.	7,650,039	25,781
	Molex Inc.	944,439	24,820
*	Polycom Inc.	2,289,106	22,593
*	Dolby Laboratories Inc. Class A	638,177	20,900
	Molex Inc. Class A	835,372	18,144
*	Zynga Inc. Class A	2,517,361	7,149
*	Freescale Semiconductor Ltd.	630,468	5,996
*	Rovi Corp.	370	5
	Lexmark International Inc. Class A	239	5
*	Acme Packet Inc.	195	3
			4,508,632
Materials (6.9%)
	CF Industries Holdings Inc.	841,163	186,940
	Sherwin-Williams Co.	1,124,969	167,519
	Sigma-Aldrich Corp.	1,549,186	111,495
	Eastman Chemical Co.	1,944,579	110,860
	FMC Corp.	1,757,721	97,343
	Ball Corp.	1,907,647	80,713
	Vulcan Materials Co.	1,658,454	78,445
	Celanese Corp. Class A	2,004,681	75,997
	Ashland Inc.	1,005,736	72,011
	Cliffs Natural Resources Inc.	1,826,216	71,460
*	Crown Holdings Inc.	1,909,215	70,164
	Airgas Inc.	837,843	68,954
	MeadWestvaco Corp.	2,192,594	67,093
	Rock-Tenn Co. Class A	905,941	65,391
	Valspar Corp.	1,134,387	63,639
	International Flavors & Fragrances Inc.	1,039,722	61,947
	Albemarle Corp.	1,143,830	60,257
*	WR Grace & Co.	908,599	53,680
	Reliance Steel & Aluminum Co.	962,833	50,404
^	Martin Marietta Materials Inc.	584,747	48,458
	Aptargroup Inc.	853,155	44,117
	Allegheny Technologies Inc.	1,304,094	41,601
	Bemis Co. Inc.	1,321,238	41,579
	Sonoco Products Co.	1,289,128	39,950
	Huntsman Corp.	2,607,323	38,927
*	Owens-Illinois Inc.	2,008,183	37,673
	Domtar Corp.	470,876	36,865
	Sealed Air Corp.	2,363,484	36,539
	United States Steel Corp.	1,844,775	35,180
	Steel Dynamics Inc.	2,667,588	29,957
	Walter Energy Inc.	802,044	26,034
	Scotts Miracle-Gro Co. Class A	549,115	23,870
	Titanium Metals Corp.	1,125,692	14,443
	Greif Inc. Class A	322,921	14,267
*,^ Molycorp Inc.		1,012,512	11,644
			2,135,416
Telecommunication Services (1.2%)
*	SBA Communications Corp. Class A	1,554,435	97,774
^	Windstream Corp.	7,545,068	76,281
^	Frontier Communications Corp.	12,798,671	62,713
*	MetroPCS Communications Inc.	3,956,518	46,331
*	Level 3 Communications Inc.	1,941,189	44,589
	Telephone & Data Systems Inc.	1,235,000	31,628

* United States Cellular Corp.			165,375	6,471
* NII Holdings Inc.			577	5
				365,792
Utilities (5.7%)
DTE Energy Co.			2,180,033	130,671
ONEOK Inc.			2,529,875	122,218
Wisconsin Energy Corp.			2,953,854	111,272
CenterPoint Energy Inc.			5,203,763	110,840
Ameren Corp.			3,109,518	101,588
NiSource Inc.			3,642,509	92,811
American Water Works Co. Inc.			2,258,405	83,696
CMS Energy Corp.			3,352,653	78,955
SCANA Corp.			1,592,421	76,866
Pinnacle West Capital Corp.			1,403,078	74,083
OGE Energy Corp.			1,263,695	70,085
* Calpine Corp.			4,024,759	69,628
NRG Energy Inc.			2,920,514	62,470
Alliant Energy Corp.			1,423,145	61,750
AGL Resources Inc.			1,503,598	61,512
Pepco Holdings Inc.			2,925,974	55,301
NV Energy Inc.			3,023,979	54,462
Integrys Energy Group Inc.			1,003,187	52,366
MDU Resources Group Inc.			2,298,705	50,663
ITC Holdings Corp.			658,055	49,736
National Fuel Gas Co.			906,453	48,985
TECO Energy Inc.			2,627,104	46,605
UGI Corp.			1,439,710	45,711
Aqua America Inc.			1,784,826	44,192
				1,756,466
Total Common Stocks (Cost $26,736,366)				30,965,425
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.163%		244,034,248	244,034

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.125%	11/2/12	2,000	2,000
Total Temporary Cash Investments (Cost $246,034)				246,034
Total Investments (100.7%) (Cost $26,982,400)				31,211,459
Other Assets and Liabilities-Net (-0.7%)[2]				(207,157)
Net Assets (100%)				31,004,302

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $206,396,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Includes $218,600,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,965,425	—	—
Temporary Cash Investments	244,034	2,000	—
Futures Contracts—Liabilities[1]	(90)	—	—
Total	31,209,369	2,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Mid-Cap Index Fund

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2012	335		33,048 (894)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $26,982,400,000. Net unrealized appreciation of investment securities for tax purposes was $4,229,059,000, consisting of unrealized gains of $6,566,337,000 on securities that had risen in value since their purchase and $2,337,278,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.2%)
	Mattel Inc.	588,477	20,879
	Genuine Parts Co.	269,427	16,443
	Nordstrom Inc.	287,545	15,867
	Wyndham Worldwide Corp.	252,187	13,235
	Darden Restaurants Inc.	222,386	12,398
	Whirlpool Corp.	133,541	11,072
*	Liberty Interactive Corp. Class A	594,947	11,006
	DR Horton Inc.	495,176	10,220
	Autoliv Inc.	164,692	10,206
	Newell Rubbermaid Inc.	500,930	9,563
	Foot Locker Inc.	262,530	9,320
	Expedia Inc.	158,009	9,139
	H&R Block Inc.	507,290	8,791
*	Mohawk Industries Inc.	101,388	8,113
*	TRW Automotive Holdings Corp.	180,369	7,884
	Hasbro Inc.	201,747	7,701
	Royal Caribbean Cruises Ltd.	244,761	7,394
	Gannett Co. Inc.	406,004	7,207
	JC Penney Co. Inc.	283,095	6,876
	Lear Corp.	172,270	6,510
	American Eagle Outfitters Inc.	304,753	6,424
	Leggett & Platt Inc.	242,279	6,069
*	Delphi Automotive plc	188,662	5,849
	Harman International Industries Inc.	121,880	5,626
	Garmin Ltd.	131,504	5,489
	GameStop Corp. Class A	231,554	4,863
	Virgin Media Inc.	159,654	4,700
	Williams-Sonoma Inc.	100,671	4,426
	International Game Technology	331,638	4,341
*	Toll Brothers Inc.	129,661	4,309
	Interpublic Group of Cos. Inc.	382,804	4,257
*	NVR Inc.	4,168	3,520
	Washington Post Co. Class B	8,282	3,007
	Guess? Inc.	116,601	2,964
*	Hyatt Hotels Corp. Class A	51,595	2,072
*	Lamar Advertising Co. Class A	36,171	1,340
			279,080
Consumer Staples (6.6%)
	Bunge Ltd.	252,202	16,910
	JM Smucker Co.	193,567	16,711
	Dr Pepper Snapple Group Inc.	366,037	16,300
	Coca-Cola Enterprises Inc.	518,500	16,213
	McCormick & Co. Inc.	207,521	12,875
*	Constellation Brands Inc. Class A	285,703	9,242
	Tyson Foods Inc. Class A	510,647	8,181
	Beam Inc.	122,563	7,052
*	Ralcorp Holdings Inc.	95,466	6,969
	Safeway Inc.	415,425	6,684

Church & Dwight Co. Inc.	120,079	6,483
* Smithfield Foods Inc.	264,459	5,197
Hormel Foods Corp.	162,903	4,763
Ingredion Inc.	85,806	4,733
Hillshire Brands Co.	70,836	1,897
		140,210
Energy (4.7%)
Peabody Energy Corp.	470,472	10,487
Tesoro Corp.	242,489	10,160
HollyFrontier Corp.	220,681	9,108
Cimarex Energy Co.	148,135	8,673
* Newfield Exploration Co.	232,993	7,297
* Rowan Cos. plc Class A	214,583	7,247
* Nabors Industries Ltd.	501,659	7,038
* Kinder Morgan Management LLC	85,866	6,560
Energen Corp.	124,633	6,532
Cabot Oil & Gas Corp.	126,938	5,700
* McDermott International Inc.	407,090	4,975
Sunoco Inc.	96,440	4,516
Patterson-UTI Energy Inc.	269,825	4,274
* Superior Energy Services Inc.	176,963	3,631
* Plains Exploration & Production Co.	78,019	2,923
		99,121
Financials (29.6%)
Health Care REIT Inc.	440,860	25,460
AvalonBay Communities Inc.	164,776	22,408
American Capital Agency Corp.	582,004	20,132
Regions Financial Corp.	2,440,574	17,597
KeyCorp	1,646,955	14,394
Kimco Realty Corp.	703,188	14,254
Principal Financial Group Inc.	518,656	13,973
SLM Corp.	842,803	13,249
Macerich Co.	229,084	13,110
* CIT Group Inc.	329,668	12,986
XL Group plc Class A	538,639	12,943
SL Green Realty Corp.	156,200	12,507
Plum Creek Timber Co. Inc.	279,126	12,237
Lincoln National Corp.	493,181	11,930
Willis Group Holdings plc	299,872	11,071
NYSE Euronext	438,928	10,820
New York Community Bancorp Inc.	758,793	10,745
UDR Inc.	427,494	10,610
Comerica Inc.	339,833	10,552
Rayonier Inc.	211,668	10,374
Huntington Bancshares Inc.	1,494,108	10,309
Cincinnati Financial Corp.	266,516	10,098
Moody's Corp.	227,183	10,035
Everest Re Group Ltd.	91,167	9,751
Unum Group	493,994	9,495
Digital Realty Trust Inc.	135,153	9,440
Realty Income Corp.	230,522	9,426
Camden Property Trust	138,819	8,952
Torchmark Corp.	170,184	8,739
PartnerRe Ltd.	111,632	8,292
Leucadia National Corp.	359,243	8,173
Alexandria Real Estate Equities Inc.	107,372	7,894

WR Berkley Corp.	203,235	7,619
Regency Centers Corp.	155,442	7,575
* Alleghany Corp.	21,945	7,570
Federal Realty Investment Trust	71,810	7,562
People's United Financial Inc.	615,038	7,467
Raymond James Financial Inc.	202,494	7,421
Fidelity National Financial Inc. Class A	346,492	7,411
Reinsurance Group of America Inc. Class A	127,387	7,372
Liberty Property Trust	202,771	7,348
Arthur J Gallagher & Co.	204,861	7,338
* Markel Corp.	15,853	7,268
Ares Capital Corp.	422,731	7,246
Axis Capital Holdings Ltd.	201,261	7,028
Host Hotels & Resorts Inc.	434,484	6,973
RenaissanceRe Holdings Ltd.	89,501	6,895
Duke Realty Corp.	460,485	6,769
Zions Bancorporation	318,367	6,576
Senior Housing Properties Trust	301,873	6,575
DDR Corp.	390,213	5,994
HCC Insurance Holdings Inc.	174,899	5,927
Assurant Inc.	148,179	5,527
Cullen/Frost Bankers Inc.	95,493	5,484
First Republic Bank	157,548	5,429
Legg Mason Inc.	219,604	5,420
Commerce Bancshares Inc.	129,941	5,241
Piedmont Office Realty Trust Inc. Class A	298,528	5,176
NASDAQ OMX Group Inc.	220,415	5,135
Hospitality Properties Trust	213,560	5,078
White Mountains Insurance Group Ltd.	9,756	5,008
Chimera Investment Corp.	1,775,118	4,811
American Financial Group Inc.	125,636	4,762
Essex Property Trust Inc.	30,486	4,519
* Genworth Financial Inc. Class A	849,358	4,442
Hudson City Bancorp Inc.	533,947	4,250
Old Republic International Corp.	425,904	3,961
Assured Guaranty Ltd.	284,025	3,868
Validus Holdings Ltd.	104,562	3,546
Jefferies Group Inc.	231,350	3,167
Weingarten Realty Investors	99,540	2,798
BOK Financial Corp.	47,095	2,783
Jones Lang LaSalle Inc.	26,548	2,027
Erie Indemnity Co. Class A	23,606	1,517
		627,839
Health Care (5.0%)
* Watson Pharmaceuticals Inc.	220,204	18,753
Quest Diagnostics Inc.	274,222	17,394
* Life Technologies Corp.	308,606	15,085
* CareFusion Corp.	383,473	10,887
Coventry Health Care Inc.	246,915	10,294
* Hospira Inc.	285,353	9,365
* Hologic Inc.	457,159	9,253
Omnicare Inc.	195,301	6,634
* Endo Health Solutions Inc.	131,175	4,161
Universal Health Services Inc. Class B	54,142	2,476
* Covance Inc.	31,961	1,492

* Bio-Rad Laboratories Inc. Class A	11,406	1,217
		107,011
Industrials (11.0%)
Cooper Industries plc	275,024	20,643
* Delta Air Lines Inc.	1,468,105	13,448
L-3 Communications Holdings Inc.	168,407	12,076
Southwest Airlines Co.	1,326,483	11,633
* United Continental Holdings Inc.	573,793	11,189
Equifax Inc.	208,022	9,690
* Jacobs Engineering Group Inc.	222,990	9,016
* Quanta Services Inc.	361,408	8,927
Cintas Corp.	201,917	8,369
Xylem Inc.	320,468	8,060
* AGCO Corp.	168,060	7,980
KBR Inc.	256,495	7,649
Pentair Inc.	171,214	7,621
Iron Mountain Inc.	221,940	7,570
Hubbell Inc. Class B	89,991	7,266
Snap-on Inc.	100,488	7,222
* Hertz Global Holdings Inc.	471,510	6,474
Pall Corp.	100,067	6,353
SPX Corp.	87,525	5,725
Avery Dennison Corp.	179,160	5,701
Towers Watson & Co. Class A	102,068	5,415
Timken Co.	143,448	5,331
Manpower Inc.	138,598	5,100
Pitney Bowes Inc.	346,022	4,782
URS Corp.	130,862	4,621
* Spirit Aerosystems Holdings Inc. Class A	205,198	4,557
* AECOM Technology Corp.	175,620	3,716
^ RR Donnelley & Sons Co.	311,489	3,302
Masco Corp.	217,713	3,277
Robert Half International Inc.	117,360	3,125
IDEX Corp.	72,639	3,034
* Foster Wheeler AG	121,177	2,903
* Owens Corning	69,942	2,340
		234,115
Information Technology (9.7%)
Seagate Technology plc	661,352	20,502
Xilinx Inc.	456,036	15,236
KLA-Tencor Corp.	289,137	13,793
Maxim Integrated Products Inc.	504,900	13,440
Fidelity National Information Services Inc.	407,541	12,723
* SanDisk Corp.	273,691	11,886
Microchip Technology Inc.	334,531	10,953
Harris Corp.	196,634	10,072
Computer Sciences Corp.	268,216	8,639
* Synopsys Inc.	254,241	8,395
Western Digital Corp.	202,246	7,833
* Avnet Inc.	250,727	7,294
* Lam Research Corp.	228,976	7,278
* NVIDIA Corp.	534,680	7,133
Total System Services Inc.	277,756	6,583
* Arrow Electronics Inc.	193,181	6,512
Jabil Circuit Inc.	321,450	6,018
SAIC Inc.	472,252	5,686

* ON Semiconductor Corp.	784,682	4,841
* Flextronics International Ltd.	758,418	4,551
* Electronic Arts Inc.	357,082	4,531
* Ingram Micro Inc.	263,263	4,009
Molex Inc.	115,589	3,038
Molex Inc. Class A	125,579	2,728
* Polycom Inc.	102,861	1,015
		204,689
Materials (8.2%)
CF Industries Holdings Inc.	73,725	16,385
Eastman Chemical Co.	262,158	14,946
Ashland Inc.	135,664	9,713
Cliffs Natural Resources Inc.	246,218	9,634
Airgas Inc.	112,986	9,299
MeadWestvaco Corp.	295,441	9,040
Rock-Tenn Co. Class A	122,139	8,816
Valspar Corp.	152,866	8,576
International Flavors & Fragrances Inc.	140,102	8,347
Vulcan Materials Co.	145,407	6,878
Reliance Steel & Aluminum Co.	129,888	6,800
Martin Marietta Materials Inc.	78,928	6,541
Allegheny Technologies Inc.	175,869	5,610
Bemis Co. Inc.	178,198	5,608
Sonoco Products Co.	173,861	5,388
Huntsman Corp.	351,530	5,248
* Owens-Illinois Inc.	270,821	5,081
Domtar Corp.	63,519	4,973
Sealed Air Corp.	318,657	4,926
United States Steel Corp.	248,850	4,746
Steel Dynamics Inc.	359,696	4,039
Aptargroup Inc.	74,792	3,867
* Crown Holdings Inc.	90,060	3,310
Titanium Metals Corp.	151,359	1,942
Greif Inc. Class A	41,401	1,829
Walter Energy Inc.	36,041	1,170
		172,712
Telecommunication Services (1.4%)
Windstream Corp.	1,016,670	10,279
^ Frontier Communications Corp.	1,725,246	8,454
Telephone & Data Systems Inc.	166,563	4,266
* MetroPCS Communications Inc.	266,716	3,123
* Level 3 Communications Inc.	91,658	2,105
* United States Cellular Corp.	21,324	834
		29,061
Utilities (10.6%)
DTE Energy Co.	293,974	17,621
ONEOK Inc.	341,100	16,479
Wisconsin Energy Corp.	398,226	15,001
CenterPoint Energy Inc.	701,486	14,942
Ameren Corp.	419,271	13,698
NiSource Inc.	490,895	12,508
American Water Works Co. Inc.	304,565	11,287
CMS Energy Corp.	452,062	10,646
SCANA Corp.	214,764	10,367
Pinnacle West Capital Corp.	189,203	9,990
OGE Energy Corp.	170,438	9,452

NRG Energy Inc.		393,526	8,418
Alliant Energy Corp.		191,781	8,321
AGL Resources Inc.		202,710	8,293
Pepco Holdings Inc.		394,520	7,456
NV Energy Inc.		407,862	7,346
Integrys Energy Group Inc.		135,298	7,063
MDU Resources Group Inc.		310,047	6,833
National Fuel Gas Co.		122,271	6,608
TECO Energy Inc.		354,307	6,285
UGI Corp.		194,218	6,166
Aqua America Inc.		240,356	5,951
* Calpine Corp.		189,836	3,284
			224,015
Total Common Stocks (Cost $1,965,829)			2,117,853
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
$3,952)	0.163%	3,952,402	3,952

Total Investments (100.2%) (Cost $1,969,781)			2,121,805
Other Assets and Liabilities-Net (-0.2%)[2]			(3,990)
Net Assets (100%)			2,117,815

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,367,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed Vanguard. Rate shown is the 7-day yield.
2 Includes $3,952,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $1,969,781,000.

Net unrealized appreciation of investment securities for tax purposes was $152,024,000, consisting of

Mid-Cap Value Index Fund

unrealized gains of $258,549,000 on securities that had risen in value since their purchase and $106,525,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (24.3%)
	Ross Stores Inc.	483,709	31,248
	Starwood Hotels & Resorts Worldwide Inc.	422,042	24,461
*	Dollar Tree Inc.	495,270	23,909
*	O'Reilly Automotive Inc.	269,256	22,515
*	Chipotle Mexican Grill Inc. Class A	67,688	21,494
*	Sirius XM Radio Inc.	8,115,534	21,100
	Harley-Davidson Inc.	494,353	20,946
*	Liberty Global Inc. Class A	294,169	17,871
*	BorgWarner Inc.	244,741	16,914
	Tiffany & Co.	270,667	16,749
	PetSmart Inc.	231,541	15,972
*	Lululemon Athletica Inc.	215,283	15,918
	Tractor Supply Co.	153,869	15,216
	Family Dollar Stores Inc.	211,922	14,050
*	Liberty Global Inc.	244,919	13,818
*	CarMax Inc.	487,262	13,789
	PVH Corp.	147,034	13,780
*	Delphi Automotive plc	432,962	13,422
	Ulta Salon Cosmetics & Fragrance Inc.	127,581	12,287
	Lennar Corp. Class A	337,413	11,732
	Scripps Networks Interactive Inc. Class A	191,092	11,701
*	PulteGroup Inc.	737,601	11,433
	Polaris Industries Inc.	139,386	11,272
*	LKQ Corp.	598,368	11,070
	Virgin Media Inc.	366,346	10,785
	Advance Auto Parts Inc.	157,051	10,749
*	Panera Bread Co. Class A	60,521	10,342
	Dick's Sporting Goods Inc.	199,053	10,321
*	Sally Beauty Holdings Inc.	383,681	9,627
*	Fossil Inc.	112,319	9,513
*	Urban Outfitters Inc.	247,556	9,298
*	Under Armour Inc. Class A	166,348	9,287
	Signet Jewelers Ltd.	181,798	8,864
*	MGM Resorts International	783,416	8,422
*	Liberty Interactive Corp. Class A	395,959	7,325
*	TripAdvisor Inc.	220,187	7,251
*	Apollo Group Inc. Class A	230,767	6,704
	Cablevision Systems Corp. Class A	417,050	6,610
*	Charter Communications Inc. Class A	85,961	6,453
	Tupperware Brands Corp.	119,502	6,404
*	Goodyear Tire & Rubber Co.	522,635	6,371
	Abercrombie & Fitch Co.	180,992	6,139
*	Netflix Inc.	112,697	6,135
*	Toll Brothers Inc.	160,264	5,326
	Interpublic Group of Cos. Inc.	473,200	5,262
	Gentex Corp.	308,103	5,241
	Dunkin' Brands Group Inc.	167,351	4,886
*,^ Sears Holdings Corp.		79,679	4,421
*	NVR Inc.	5,145	4,345

*	Tempur-Pedic International Inc.	135,317	4,045
^	Garmin Ltd.	87,579	3,655
*	AutoNation Inc.	78,337	3,421
*	Lamar Advertising Co. Class A	87,151	3,230
	Weight Watchers International Inc.	59,407	3,137
*,^ Deckers Outdoor Corp.		82,285	3,015
	Williams-Sonoma Inc.	67,047	2,948
	International Game Technology	220,885	2,891
*	Hyatt Hotels Corp. Class A	34,266	1,376
*,^ Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012		25,286	69
			616,535
Consumer Staples (2.9%)
*	Monster Beverage Corp.	319,833	17,322
	Herbalife Ltd.	249,683	11,835
	Energizer Holdings Inc.	139,708	10,424
	Beam Inc.	151,586	8,722
	Church & Dwight Co. Inc.	148,322	8,008
*,^ Green Mountain Coffee Roasters Inc.		282,090	6,700
	Hillshire Brands Co.	164,956	4,417
	Hormel Foods Corp.	108,510	3,173
	Ingredion Inc.	56,949	3,141
			73,742
Energy (11.5%)
	Pioneer Natural Resources Co.	249,589	26,057
	Range Resources Corp.	346,337	24,199
*	FMC Technologies Inc.	510,470	23,635
*	Concho Resources Inc.	211,045	19,996
	EQT Corp.	319,425	18,846
	CONSOL Energy Inc.	485,863	14,600
*	Denbury Resources Inc.	834,167	13,480
	Cabot Oil & Gas Corp.	291,244	13,077
	Oceaneering International Inc.	231,399	12,785
	Core Laboratories NV	101,419	12,320
	QEP Resources Inc.	381,140	12,067
*	Whiting Petroleum Corp.	251,963	11,938
	Helmerich & Payne Inc.	229,543	10,929
*	Dresser-Rand Group Inc.	161,648	8,908
*	Cobalt International Energy Inc.	390,266	8,691
*	Kinder Morgan Management LLC	106,034	8,101
*	Continental Resources Inc.	96,730	7,439
	SM Energy Co.	136,892	7,407
*	Ultra Petroleum Corp.	326,608	7,179
*	WPX Energy Inc.	424,465	7,042
*	Plains Exploration & Production Co.	178,982	6,706
	HollyFrontier Corp.	146,863	6,061
*	SandRidge Energy Inc.	784,057	5,465
	Sunoco Inc.	67,447	3,159
*	Superior Energy Services Inc.	117,900	2,419
*	Laredo Petroleum Holdings Inc.	54,503	1,198
			293,704
Financials (6.3%)
*	IntercontinentalExchange Inc.	155,356	20,726
	Host Hotels & Resorts Inc.	997,059	16,003
*	Affiliated Managers Group Inc.	109,711	13,494
*	CBRE Group Inc. Class A	665,805	12,257
*	Arch Capital Group Ltd.	289,422	12,063

Taubman Centers Inc.	125,507	9,630
* MSCI Inc. Class A	259,335	9,282
Eaton Vance Corp.	246,576	7,141
Brown & Brown Inc.	260,188	6,783
Moody's Corp.	150,984	6,669
SEI Investments Co.	299,548	6,425
Digital Realty Trust Inc.	89,957	6,284
Essex Property Trust Inc.	37,672	5,585
CBOE Holdings Inc.	186,859	5,497
Federal Realty Investment Trust	47,730	5,026
Jones Lang LaSalle Inc.	60,741	4,638
Weingarten Realty Investors	123,056	3,459
LPL Financial Holdings Inc.	118,407	3,379
Hudson City Bancorp Inc.	355,643	2,831
Erie Indemnity Co. Class A	30,619	1,968
		159,140
Health Care (15.0%)
* Edwards Lifesciences Corp.	244,694	26,273
* Vertex Pharmaceuticals Inc.	450,630	25,213
* Regeneron Pharmaceuticals Inc.	158,950	24,265
* Cerner Corp.	309,379	23,949
* Mylan Inc.	915,194	22,331
Perrigo Co.	189,509	22,015
AmerisourceBergen Corp. Class A	540,189	20,911
* DaVita Inc.	200,755	20,800
* Laboratory Corp. of America Holdings	206,709	19,114
CR Bard Inc.	170,283	17,820
* Waters Corp.	189,915	15,826
* Henry Schein Inc.	192,035	15,223
* Varian Medical Systems Inc.	238,183	14,367
* Illumina Inc.	263,675	12,709
ResMed Inc.	304,823	12,336
* IDEXX Laboratories Inc.	117,640	11,687
* Onyx Pharmaceuticals Inc.	137,365	11,607
DENTSPLY International Inc.	302,821	11,549
* Mettler-Toledo International Inc.	67,125	11,461
* BioMarin Pharmaceutical Inc.	260,981	10,510
Patterson Cos. Inc.	189,388	6,485
Warner Chilcott plc Class A	454,965	6,142
Universal Health Services Inc. Class B	124,177	5,679
* Allscripts Healthcare Solutions Inc.	387,445	4,816
* Covance Inc.	77,038	3,597
* Bio-Rad Laboratories Inc. Class A	27,337	2,917
* Endo Health Solutions Inc.	87,127	2,764
		382,366
Industrials (13.2%)
WW Grainger Inc.	127,288	26,523
Fastenal Co.	599,080	25,754
Roper Industries Inc.	208,075	22,865
AMETEK Inc.	514,859	18,252
Kansas City Southern	234,913	17,802
* Stericycle Inc.	181,685	16,446
Textron Inc.	598,512	15,663
Flowserve Corp.	116,791	14,919
* TransDigm Group Inc.	103,637	14,703
* Verisk Analytics Inc. Class A	301,591	14,359

Joy Global Inc.	226,105	12,675
* IHS Inc. Class A	119,492	11,633
Donaldson Co. Inc.	302,143	10,487
JB Hunt Transport Services Inc.	199,867	10,401
* B/E Aerospace Inc.	221,949	9,344
Dun & Bradstreet Corp.	102,289	8,144
* Nielsen Holdings NV	269,745	8,087
* WABCO Holdings Inc.	137,510	7,930
Pall Corp.	123,730	7,856
Waste Connections Inc.	250,316	7,572
Masco Corp.	499,640	7,520
MSC Industrial Direct Co. Inc. Class A	100,846	6,803
Gardner Denver Inc.	106,851	6,455
* Copart Inc.	230,392	6,389
* Babcock & Wilcox Co.	228,060	5,809
* Sensata Technologies Holding NV	188,902	5,624
* Owens Corning	160,494	5,370
Robert Half International Inc.	145,154	3,865
IDEX Corp.	89,774	3,750
* Foster Wheeler AG	80,227	1,922
		334,922
Information Technology (19.6%)
* Teradata Corp.	360,191	27,162
* Red Hat Inc.	411,774	23,446
* Fiserv Inc.	291,434	21,575
* Equinix Inc.	102,650	21,151
Amphenol Corp. Class A	345,989	20,372
* F5 Networks Inc.	169,599	17,757
Avago Technologies Ltd.	494,786	17,251
* VeriSign Inc.	337,332	16,425
* Autodesk Inc.	490,685	16,374
* LinkedIn Corp. Class A	133,195	16,037
Linear Technology Corp.	491,540	15,656
* Rackspace Hosting Inc.	231,065	15,271
* Alliance Data Systems Corp.	107,528	15,264
* Akamai Technologies Inc.	382,646	14,640
* ANSYS Inc.	198,968	14,604
* BMC Software Inc.	339,883	14,102
* Nuance Communications Inc.	523,882	13,039
* Trimble Navigation Ltd.	267,254	12,737
* Micron Technology Inc.	2,113,131	12,647
* TIBCO Software Inc.	352,302	10,650
Western Digital Corp.	249,954	9,681
* Skyworks Solutions Inc.	405,007	9,544
* Gartner Inc.	199,287	9,185
* NVIDIA Corp.	661,033	8,818
FactSet Research Systems Inc.	91,075	8,782
IAC/InterActiveCorp	162,238	8,446
* MICROS Systems Inc.	171,418	8,420
* LSI Corp.	1,214,953	8,395
* Informatica Corp.	230,977	8,040
* SanDisk Corp.	182,218	7,914
* Riverbed Technology Inc.	321,246	7,475
Global Payments Inc.	167,573	7,010
FLIR Systems Inc.	328,990	6,572
Solera Holdings Inc.	148,414	6,511
* Fortinet Inc.	268,514	6,482

*	VeriFone Systems Inc.		229,590	6,394
*	Cree Inc.		235,422	6,010
*	Atmel Corp.		947,840	4,986
*	Lam Research Corp.		152,282	4,840
*	Advanced Micro Devices Inc.		1,273,377	4,291
*	Dolby Laboratories Inc. Class A		106,167	3,477
*	Flextronics International Ltd.		505,208	3,031
*	Electronic Arts Inc.		237,884	3,019
*	Polycom Inc.		247,744	2,445
*	Zynga Inc. Class A		419,383	1,191
*	Freescale Semiconductor Ltd.		104,928	998
				498,117
Materials (5.6%)
	Sherwin-Williams Co.		187,449	27,913
	Sigma-Aldrich Corp.		258,135	18,578
	FMC Corp.		292,872	16,219
	Ball Corp.		317,863	13,449
	Celanese Corp. Class A		334,120	12,666
	CF Industries Holdings Inc.		49,062	10,904
	Albemarle Corp.		190,294	10,025
*	WR Grace & Co.		151,493	8,950
*	Crown Holdings Inc.		206,799	7,600
	Vulcan Materials Co.		96,665	4,572
	Scotts Miracle-Gro Co. Class A		91,367	3,972
	Walter Energy Inc.		86,862	2,820
	Aptargroup Inc.		49,864	2,578
*,^ Molycorp Inc.			168,563	1,938
				142,184
Telecommunication Services (1.0%)
*	SBA Communications Corp. Class A		259,116	16,299
*	Level 3 Communications Inc.		210,368	4,832
*	MetroPCS Communications Inc.		329,739	3,861
				24,992
Utilities (0.6%)
	ITC Holdings Corp.		109,604	8,284
*	Calpine Corp.		435,148	7,528
				15,812
Total Common Stocks (Cost $2,297,194)				2,541,514
		Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$11,286)	0.163%	11,285,731	11,286

Total Investments (100.4%) (Cost $2,308,480)				2,552,800
Other Assets and Liabilities-Net (-0.4%)[1]				(11,324)
Net Assets (100%)				2,541,476

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,210,000.
1 Includes $9,673,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Mid-Cap Growth Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $2,308,480,000. Net unrealized appreciation of investment securities for tax purposes was $244,320,000, consisting of unrealized gains of $420,295,000 on securities that had risen in value since their purchase and $175,975,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.0%)
	McDonald's Corp.	441,891	40,543
	Home Depot Inc.	665,555	40,180
*	Amazon.com Inc.	156,720	39,857
	Walt Disney Co.	738,331	38,600
	Comcast Corp. Class A	878,493	31,424
	News Corp. Class A	850,458	20,862
	Time Warner Inc.	417,294	18,916
	Target Corp.	273,114	17,335
	Starbucks Corp.	329,783	16,736
	Lowe's Cos. Inc.	511,646	15,472
	Ford Motor Co.	1,547,142	15,255
	NIKE Inc. Class B	160,150	15,200
*	DIRECTV	284,724	14,937
	TJX Cos. Inc.	322,098	14,427
*	priceline.com Inc.	21,647	13,394
	Yum! Brands Inc.	200,179	13,280
	Time Warner Cable Inc.	135,788	12,908
	Viacom Inc. Class B	207,076	11,097
	Comcast Corp.	289,762	10,084
	CBS Corp. Class B	262,858	9,550
	Las Vegas Sands Corp.	178,863	8,294
	Johnson Controls Inc.	295,700	8,102
*	General Motors Co.	340,391	7,744
	Carnival Corp.	194,381	7,083
	Coach Inc.	124,872	6,995
	Macy's Inc.	179,544	6,754
*	Bed Bath & Beyond Inc.	100,989	6,362
	Ross Stores Inc.	98,438	6,359
	Omnicom Group Inc.	118,484	6,109
	VF Corp.	38,101	6,072
	McGraw-Hill Cos. Inc.	109,380	5,971
*	Dollar General Corp.	114,267	5,889
*	AutoZone Inc.	14,887	5,503
	Limited Brands Inc.	108,357	5,338
	Mattel Inc.	148,059	5,253
	Kohl's Corp.	98,995	5,071
	Starwood Hotels & Resorts Worldwide Inc.	85,846	4,976
	Gap Inc.	138,676	4,962
*	Dollar Tree Inc.	100,800	4,866
*	Liberty Media Corp. - Liberty Capital Class A	45,735	4,764
*	O'Reilly Automotive Inc.	54,726	4,576
	Marriott International Inc. Class A	115,102	4,500
*	Chipotle Mexican Grill Inc. Class A	13,774	4,374
*	Sirius XM Radio Inc.	1,652,574	4,297
	Harley-Davidson Inc.	100,633	4,264
*	Liberty Interactive Corp. Class A	230,278	4,260
*	Delphi Automotive plc	135,564	4,202
	Genuine Parts Co.	67,740	4,134
	Ralph Lauren Corp. Class A	26,937	4,074

Wynn Resorts Ltd.	34,888	4,027
Nordstrom Inc.	72,319	3,991
* Discovery Communications Inc. Class A	63,609	3,793
* Liberty Global Inc. Class A	60,083	3,650
Staples Inc.	299,590	3,451
* BorgWarner Inc.	49,936	3,451
Tiffany & Co.	55,228	3,417
Virgin Media Inc.	114,712	3,377
Wyndham Worldwide Corp.	63,661	3,341
PetSmart Inc.	47,221	3,257
* Lululemon Athletica Inc.	43,970	3,251
Darden Restaurants Inc.	56,072	3,126
Tractor Supply Co.	31,250	3,090
Family Dollar Stores Inc.	43,062	2,855
DISH Network Corp. Class A	91,894	2,813
PVH Corp.	29,990	2,811
* Liberty Global Inc.	49,800	2,810
* CarMax Inc.	99,143	2,806
Whirlpool Corp.	33,685	2,793
DR Horton Inc.	124,557	2,571
Autoliv Inc.	41,365	2,563
Ulta Salon Cosmetics & Fragrance Inc.	26,048	2,509
* Discovery Communications Inc.	44,496	2,494
Newell Rubbermaid Inc.	125,991	2,405
Lennar Corp. Class A	68,656	2,387
Scripps Networks Interactive Inc. Class A	38,876	2,380
Foot Locker Inc.	65,955	2,341
* PulteGroup Inc.	150,061	2,326
Polaris Industries Inc.	28,441	2,300
Expedia Inc.	39,667	2,294
* LKQ Corp.	121,744	2,252
H&R Block Inc.	127,576	2,211
Advance Auto Parts Inc.	31,900	2,183
Best Buy Co. Inc.	126,388	2,173
* Toll Brothers Inc.	65,152	2,165
Interpublic Group of Cos. Inc.	192,542	2,141
Garmin Ltd.	50,776	2,119
* Panera Bread Co. Class A	12,349	2,110
Dick's Sporting Goods Inc.	40,437	2,097
* Mohawk Industries Inc.	25,553	2,045
* TRW Automotive Holdings Corp.	45,357	1,983
* Sally Beauty Holdings Inc.	78,029	1,958
* Fossil Inc.	22,861	1,936
Hasbro Inc.	50,675	1,934
* Urban Outfitters Inc.	50,334	1,891
* Under Armour Inc. Class A	33,820	1,888
Royal Caribbean Cruises Ltd.	61,466	1,857
Gannett Co. Inc.	102,843	1,825
Signet Jewelers Ltd.	36,969	1,803
* NVR Inc.	2,092	1,767
JC Penney Co. Inc.	71,152	1,728
* MGM Resorts International	159,646	1,716
Williams-Sonoma Inc.	38,884	1,710
International Game Technology	128,238	1,679
Lear Corp.	43,581	1,647
American Eagle Outfitters Inc.	76,741	1,618
Leggett & Platt Inc.	60,883	1,525

*	TripAdvisor Inc.	45,214	1,489
	Harman International Industries Inc.	30,550	1,410
*	Apollo Group Inc. Class A	47,000	1,365
	Cablevision Systems Corp. Class A	85,113	1,349
*	Charter Communications Inc. Class A	17,487	1,313
	Tupperware Brands Corp.	24,343	1,305
*	Goodyear Tire & Rubber Co.	106,418	1,297
	Abercrombie & Fitch Co.	37,227	1,263
*	Netflix Inc.	22,949	1,249
	GameStop Corp. Class A	58,398	1,226
	News Corp. Class B	46,231	1,147
	Gentex Corp.	63,188	1,075
*	Lamar Advertising Co. Class A	27,545	1,021
	Dunkin' Brands Group Inc.	34,374	1,004
*	Sears Holdings Corp.	16,220	900
*	Tempur-Pedic International Inc.	27,526	823
*	Hyatt Hotels Corp. Class A	20,151	809
	Washington Post Co. Class B	2,092	759
	Guess? Inc.	29,405	747
*,^ AutoNation Inc.		15,855	692
	Weight Watchers International Inc.	12,003	634
*	Deckers Outdoor Corp.	16,729	613
*	Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/12	5,209	14
			735,350
Consumer Staples (10.4%)
	Procter & Gamble Co.	1,191,479	82,641
	Coca-Cola Co.	1,765,676	66,972
	Philip Morris International Inc.	741,613	66,701
	Wal-Mart Stores Inc.	809,146	59,715
	PepsiCo Inc.	679,963	48,121
	Kraft Foods Inc.	732,315	30,281
	Altria Group Inc.	884,797	29,543
	CVS Caremark Corp.	557,208	26,980
	Colgate-Palmolive Co.	207,507	22,249
	Costco Wholesale Corp.	188,375	18,861
	Kimberly-Clark Corp.	170,402	14,617
	Walgreen Co.	375,122	13,669
	General Mills Inc.	281,423	11,215
	Sysco Corp.	254,644	7,963
	Archer-Daniels-Midland Co.	286,253	7,780
	HJ Heinz Co.	138,995	7,777
	Whole Foods Market Inc.	75,771	7,380
	Lorillard Inc.	56,683	6,601
	Mead Johnson Nutrition Co.	88,635	6,495
	Reynolds American Inc.	149,075	6,461
	Estee Lauder Cos. Inc. Class A	102,968	6,340
	Kellogg Co.	108,754	5,618
	Kroger Co.	231,707	5,454
	ConAgra Foods Inc.	180,544	4,981
	Hershey Co.	67,254	4,768
	Bunge Ltd.	63,377	4,249
	JM Smucker Co.	48,684	4,203
	Dr Pepper Snapple Group Inc.	92,400	4,115
	Coca-Cola Enterprises Inc.	130,415	4,078
	Clorox Co.	53,721	3,871
	Beam Inc.	61,843	3,558
*	Monster Beverage Corp.	65,063	3,524

Brown-Forman Corp. Class B	53,316	3,479
Church & Dwight Co. Inc.	60,594	3,272
McCormick & Co. Inc.	52,324	3,246
Avon Products Inc.	187,655	2,993
Molson Coors Brewing Co. Class B	64,685	2,914
Campbell Soup Co.	82,483	2,872
Herbalife Ltd.	50,794	2,408
* Constellation Brands Inc. Class A	71,806	2,323
Energizer Holdings Inc.	28,337	2,114
Tyson Foods Inc. Class A	128,956	2,066
Hormel Foods Corp.	62,960	1,841
Ingredion Inc.	33,095	1,826
* Ralcorp Holdings Inc.	24,044	1,755
Safeway Inc.	104,433	1,680
Hillshire Brands Co.	52,057	1,394
* Green Mountain Coffee Roasters Inc.	57,854	1,374
* Smithfield Foods Inc.	67,044	1,317
		635,655
Energy (11.0%)
Exxon Mobil Corp.	2,033,341	185,949
Chevron Corp.	857,721	99,976
Schlumberger Ltd.	579,855	41,941
Occidental Petroleum Corp.	352,645	30,349
ConocoPhillips	522,290	29,865
Anadarko Petroleum Corp.	217,155	15,183
National Oilwell Varco Inc.	185,318	14,846
Apache Corp.	169,916	14,693
Halliburton Co.	401,307	13,520
EOG Resources Inc.	117,158	13,128
Phillips 66	258,234	11,974
Devon Energy Corp.	166,825	10,093
Williams Cos. Inc.	271,988	9,511
Marathon Oil Corp.	306,579	9,066
Kinder Morgan Inc.	244,541	8,686
Baker Hughes Inc.	190,647	8,623
Spectra Energy Corp.	283,778	8,332
Marathon Petroleum Corp.	148,065	8,083
Valero Energy Corp.	240,380	7,615
Hess Corp.	133,651	7,180
Noble Energy Inc.	77,253	7,162
* Cameron International Corp.	107,081	6,004
Chesapeake Energy Corp.	287,912	5,433
Pioneer Natural Resources Co.	50,921	5,316
* Southwestern Energy Co.	151,770	5,279
Range Resources Corp.	70,438	4,922
* FMC Technologies Inc.	103,935	4,812
Murphy Oil Corp.	80,171	4,304
* Weatherford International Ltd.	329,688	4,180
Cabot Oil & Gas Corp.	91,141	4,092
* Concho Resources Inc.	43,094	4,083
Noble Corp.	109,706	3,925
EQT Corp.	65,216	3,848
HollyFrontier Corp.	85,739	3,538
* Kinder Morgan Management LLC	43,332	3,311
CONSOL Energy Inc.	98,872	2,971
* Denbury Resources Inc.	169,783	2,744
Peabody Energy Corp.	118,282	2,637

Oceaneering International Inc.	47,175	2,606
Tesoro Corp.	61,244	2,566
Core Laboratories NV	20,636	2,507
QEP Resources Inc.	77,493	2,453
* Whiting Petroleum Corp.	51,467	2,439
Helmerich & Payne Inc.	46,693	2,223
Cimarex Energy Co.	37,310	2,184
* Plains Exploration & Production Co.	55,991	2,098
Diamond Offshore Drilling Inc.	30,294	1,994
Sunoco Inc.	39,530	1,851
* Newfield Exploration Co.	58,550	1,834
* Rowan Cos. plc Class A	53,980	1,823
* Dresser-Rand Group Inc.	32,824	1,809
* Cobalt International Energy Inc.	79,534	1,771
* Nabors Industries Ltd.	126,120	1,769
Energen Corp.	31,394	1,645
SM Energy Co.	27,956	1,513
* Continental Resources Inc.	19,658	1,512
* Ultra Petroleum Corp.	67,045	1,474
* WPX Energy Inc.	87,101	1,445
* Superior Energy Services Inc.	68,399	1,404
* McDermott International Inc.	103,215	1,261
* SandRidge Energy Inc.	159,579	1,112
Patterson-UTI Energy Inc.	67,827	1,074
* Laredo Petroleum Holdings Inc.	11,162	245
		671,786
Financials (14.7%)
Wells Fargo & Co.	2,195,111	75,797
JPMorgan Chase & Co.	1,655,196	67,002
Citigroup Inc.	1,274,976	41,717
Bank of America Corp.	4,685,973	41,377
* Berkshire Hathaway Inc. Class B	399,252	35,214
US Bancorp	823,602	28,250
American Express Co.	450,384	25,609
Goldman Sachs Group Inc.	203,096	23,088
Simon Property Group Inc.	131,702	19,994
* American International Group Inc.	481,419	15,786
PNC Financial Services Group Inc.	229,900	14,507
Capital One Financial Corp.	252,542	14,397
MetLife Inc.	369,334	12,727
American Tower Corporation	171,518	12,245
Bank of New York Mellon Corp.	518,557	11,730
Travelers Cos. Inc.	169,107	11,543
ACE Ltd.	147,214	11,129
Prudential Financial Inc.	202,986	11,065
Morgan Stanley	644,911	10,796
BlackRock Inc.	57,516	10,255
BB&T Corp.	303,759	10,073
Aflac Inc.	203,256	9,732
Discover Financial Services	230,582	9,161
Chubb Corp.	117,323	8,949
State Street Corp.	212,373	8,911
Public Storage	63,284	8,807
Allstate Corp.	213,261	8,447
Franklin Resources Inc.	65,425	8,183
HCP Inc.	182,393	8,113
Marsh & McLennan Cos. Inc.	237,231	8,049

Ventas Inc.	127,858	7,959
CME Group Inc.	137,251	7,864
Equity Residential	130,704	7,519
Boston Properties Inc.	65,139	7,205
Annaly Capital Management Inc.	423,710	7,135
Aon plc	134,311	7,023
T. Rowe Price Group Inc.	110,820	7,015
Prologis Inc.	200,089	7,009
SunTrust Banks Inc.	233,911	6,613
Health Care REIT Inc.	110,888	6,404
Fifth Third Bancorp	399,989	6,204
Weyerhaeuser Co.	233,630	6,107
Charles Schwab Corp.	470,445	6,017
Vornado Realty Trust	72,590	5,883
Loews Corp.	137,950	5,692
AvalonBay Communities Inc.	41,544	5,650
Ameriprise Financial Inc.	95,034	5,387
Progressive Corp.	251,750	5,221
American Capital Agency Corp.	146,429	5,065
Host Hotels & Resorts Inc.	312,305	5,013
Invesco Ltd.	194,823	4,869
M&T Bank Corp.	49,652	4,725
Regions Financial Corp.	613,994	4,427
Northern Trust Corp.	94,302	4,377
* IntercontinentalExchange Inc.	31,659	4,224
Moody's Corp.	87,848	3,880
Digital Realty Trust Inc.	52,449	3,664
KeyCorp	414,367	3,622
Kimco Realty Corp.	177,518	3,598
General Growth Properties Inc.	184,163	3,588
Hartford Financial Services Group Inc.	182,745	3,553
Principal Financial Group Inc.	130,962	3,528
SLM Corp.	211,980	3,332
Macerich Co.	57,767	3,306
* CIT Group Inc.	83,170	3,276
XL Group plc Class A	136,047	3,269
SL Green Realty Corp.	39,368	3,152
Plum Creek Timber Co. Inc.	70,126	3,074
Lincoln National Corp.	124,069	3,001
Federal Realty Investment Trust	27,695	2,916
Willis Group Holdings plc	75,351	2,782
* Affiliated Managers Group Inc.	22,323	2,746
NYSE Euronext	110,412	2,722
New York Community Bancorp Inc.	190,849	2,702
UDR Inc.	107,508	2,668
Comerica Inc.	85,834	2,665
Rayonier Inc.	53,164	2,606
Huntington Bancshares Inc.	375,840	2,593
Cincinnati Financial Corp.	66,985	2,538
* CBRE Group Inc. Class A	135,466	2,494
* Arch Capital Group Ltd.	59,113	2,464
Everest Re Group Ltd.	22,911	2,451
Unum Group	124,194	2,387
Realty Income Corp.	57,967	2,370
Essex Property Trust Inc.	15,240	2,259
Camden Property Trust	35,030	2,259
Torchmark Corp.	42,777	2,197

PartnerRe Ltd.	28,138	2,090
Leucadia National Corp.	90,326	2,055
Alexandria Real Estate Equities Inc.	26,924	1,979
Taubman Centers Inc.	25,615	1,965
WR Berkley Corp.	51,021	1,913
* Alleghany Corp.	5,515	1,902
Regency Centers Corp.	39,004	1,901
People's United Financial Inc.	155,701	1,890
* MSCI Inc. Class A	52,784	1,889
Raymond James Financial Inc.	50,893	1,865
Fidelity National Financial Inc. Class A	87,114	1,863
Reinsurance Group of America Inc. Class A	32,069	1,856
Liberty Property Trust	51,092	1,852
Arthur J Gallagher & Co.	51,634	1,850
* Markel Corp.	3,981	1,825
Ares Capital Corp.	106,313	1,822
Axis Capital Holdings Ltd.	50,777	1,773
RenaissanceRe Holdings Ltd.	22,499	1,733
Duke Realty Corp.	115,992	1,705
Zions Bancorporation	80,255	1,658
Hudson City Bancorp Inc.	208,175	1,657
Senior Housing Properties Trust	76,026	1,656
DDR Corp.	98,216	1,509
HCC Insurance Holdings Inc.	44,361	1,503
TD Ameritrade Holding Corp.	95,589	1,469
Jones Lang LaSalle Inc.	19,035	1,453
Eaton Vance Corp.	50,153	1,452
Weingarten Realty Investors	50,470	1,419
Assurant Inc.	37,622	1,403
Brown & Brown Inc.	53,389	1,392
Cullen/Frost Bankers Inc.	24,219	1,391
First Republic Bank	40,003	1,379
Legg Mason Inc.	55,719	1,375
Commerce Bancshares Inc.	32,909	1,327
SEI Investments Co.	61,441	1,318
Piedmont Office Realty Trust Inc. Class A	75,768	1,314
NASDAQ OMX Group Inc.	55,583	1,295
Hospitality Properties Trust	54,205	1,289
White Mountains Insurance Group Ltd.	2,451	1,258
Chimera Investment Corp.	446,689	1,211
American Financial Group Inc.	31,840	1,207
* Genworth Financial Inc. Class A	215,363	1,126
CBOE Holdings Inc.	38,108	1,121
Old Republic International Corp.	108,014	1,005
Assured Guaranty Ltd.	72,039	981
Validus Holdings Ltd.	26,499	899
Erie Indemnity Co. Class A	12,370	795
Jefferies Group Inc.	58,036	795
BOK Financial Corp.	11,787	697
LPL Financial Holdings Inc.	24,213	691
		901,695
Health Care (11.7%)
Johnson & Johnson	1,193,637	82,254
Pfizer Inc.	3,256,009	80,912
Merck & Co. Inc.	1,322,506	59,645
Abbott Laboratories	684,138	46,904
Amgen Inc.	338,121	28,510

UnitedHealth Group Inc.	451,035	24,992
Bristol-Myers Squibb Co.	734,441	24,787
* Express Scripts Holding Co.	350,220	21,948
* Gilead Sciences Inc.	329,229	21,838
Eli Lilly & Co.	454,110	21,529
Medtronic Inc.	450,932	19,444
* Biogen Idec Inc.	98,933	14,764
* Celgene Corp.	191,516	14,632
Baxter International Inc.	241,825	14,572
Covidien plc	209,668	12,458
Allergan Inc.	133,684	12,243
* Alexion Pharmaceuticals Inc.	83,514	9,554
Thermo Fisher Scientific Inc.	159,631	9,391
McKesson Corp.	102,274	8,799
* Intuitive Surgical Inc.	17,257	8,553
WellPoint Inc.	143,803	8,342
Stryker Corp.	132,436	7,371
Becton Dickinson and Co.	88,073	6,919
Aetna Inc.	150,953	5,978
Cigna Corp.	125,260	5,909
Cardinal Health Inc.	150,462	5,864
Agilent Technologies Inc.	151,014	5,806
St. Jude Medical Inc.	136,269	5,741
* Edwards Lifesciences Corp.	49,814	5,349
Zimmer Holdings Inc.	76,538	5,175
* Vertex Pharmaceuticals Inc.	91,681	5,130
Humana Inc.	70,853	4,970
* Regeneron Pharmaceuticals Inc.	32,406	4,947
* Cerner Corp.	63,152	4,889
* Watson Pharmaceuticals Inc.	55,361	4,715
* Mylan Inc.	186,355	4,547
Perrigo Co.	38,660	4,491
Quest Diagnostics Inc.	68,921	4,372
AmerisourceBergen Corp. Class A	109,911	4,255
* DaVita Inc.	40,979	4,246
* Forest Laboratories Inc.	115,435	4,111
* Laboratory Corp. of America Holdings	42,036	3,887
* Life Technologies Corp.	77,909	3,808
CR Bard Inc.	34,594	3,620
* Boston Scientific Corp.	621,357	3,567
* Waters Corp.	38,746	3,229
* Henry Schein Inc.	39,054	3,096
* Varian Medical Systems Inc.	48,422	2,921
* CareFusion Corp.	96,413	2,737
Coventry Health Care Inc.	62,023	2,586
* Illumina Inc.	53,616	2,584
HCA Holdings Inc.	76,301	2,537
ResMed Inc.	62,246	2,519
* IDEXX Laboratories Inc.	23,983	2,383
* Onyx Pharmaceuticals Inc.	28,090	2,374
DENTSPLY International Inc.	61,788	2,357
* Hospira Inc.	71,748	2,355
* Mettler-Toledo International Inc.	13,661	2,332
* Hologic Inc.	114,923	2,326
* BioMarin Pharmaceutical Inc.	53,028	2,135
Universal Health Services Inc. Class B	38,857	1,777
Omnicare Inc.	49,352	1,676

* Endo Health Solutions Inc.	51,105	1,621
Patterson Cos. Inc.	38,560	1,320
Warner Chilcott plc Class A	92,690	1,251
* Covance Inc.	24,062	1,123
* Allscripts Healthcare Solutions Inc.	79,038	982
* Bio-Rad Laboratories Inc. Class A	8,533	911
		714,870
Industrials (10.0%)
General Electric Co.	4,607,116	104,628
United Technologies Corp.	376,418	29,470
3M Co.	286,553	26,483
Union Pacific Corp.	208,106	24,702
Caterpillar Inc.	283,685	24,408
United Parcel Service Inc. Class B	315,534	22,583
Boeing Co.	309,340	21,536
Honeywell International Inc.	321,802	19,228
Emerson Electric Co.	318,965	15,396
Danaher Corp.	255,991	14,118
Deere & Co.	164,249	13,549
Tyco International Ltd.	201,164	11,318
Lockheed Martin Corp.	119,912	11,197
Illinois Tool Works Inc.	186,788	11,108
FedEx Corp.	130,243	11,021
Precision Castparts Corp.	63,110	10,308
CSX Corp.	451,822	9,375
Norfolk Southern Corp.	141,556	9,007
General Dynamics Corp.	133,234	8,809
Raytheon Co.	144,896	8,282
Cummins Inc.	79,311	7,313
Northrop Grumman Corp.	103,844	6,898
Eaton Corp.	139,424	6,589
Waste Management Inc.	191,023	6,128
PACCAR Inc.	147,265	5,894
Ingersoll-Rand plc	129,877	5,821
Parker Hannifin Corp.	65,619	5,484
WW Grainger Inc.	25,914	5,400
Stanley Black & Decker Inc.	70,547	5,379
Fastenal Co.	121,942	5,242
Cooper Industries plc	69,198	5,194
Dover Corp.	79,822	4,749
Roper Industries Inc.	42,449	4,665
Rockwell Automation Inc.	62,220	4,327
C.H. Robinson Worldwide Inc.	70,674	4,138
Fluor Corp.	73,494	4,136
Republic Services Inc. Class A	136,798	3,763
AMETEK Inc.	104,817	3,716
Kansas City Southern	47,961	3,635
* Delta Air Lines Inc.	369,331	3,383
Expeditors International of Washington Inc.	92,641	3,368
* Stericycle Inc.	37,094	3,358
Rockwell Collins Inc.	59,845	3,210
Pall Corp.	50,464	3,204
Textron Inc.	122,300	3,201
Flowserve Corp.	23,838	3,045
L-3 Communications Holdings Inc.	42,448	3,044
* TransDigm Group Inc.	21,103	2,994
Southwest Airlines Co.	333,735	2,927

* Verisk Analytics Inc. Class A	61,318	2,919
* United Continental Holdings Inc.	144,358	2,815
Joy Global Inc.	46,117	2,585
Equifax Inc.	52,308	2,437
* IHS Inc. Class A	24,351	2,371
Masco Corp.	156,361	2,353
* Jacobs Engineering Group Inc.	56,040	2,266
* Quanta Services Inc.	90,836	2,244
Donaldson Co. Inc.	61,462	2,133
JB Hunt Transport Services Inc.	40,681	2,117
Cintas Corp.	50,746	2,103
Xylem Inc.	80,568	2,026
* AGCO Corp.	42,367	2,012
KBR Inc.	64,495	1,923
Pentair Inc.	43,052	1,916
Iron Mountain Inc.	55,751	1,902
* B/E Aerospace Inc.	45,092	1,898
Hubbell Inc. Class B	22,609	1,826
Snap-on Inc.	25,382	1,824
* Owens Corning	50,613	1,694
* Nielsen Holdings NV	55,306	1,658
Dun & Bradstreet Corp.	20,708	1,649
* Hertz Global Holdings Inc.	118,557	1,628
* WABCO Holdings Inc.	28,109	1,621
Robert Half International Inc.	59,490	1,584
Waste Connections Inc.	50,881	1,539
IDEX Corp.	36,522	1,526
SPX Corp.	21,926	1,434
Avery Dennison Corp.	44,981	1,431
MSC Industrial Direct Co. Inc. Class A	20,481	1,382
Towers Watson & Co. Class A	25,766	1,367
Timken Co.	36,196	1,345
Gardner Denver Inc.	21,776	1,316
* Copart Inc.	46,820	1,298
Manpower Inc.	34,840	1,282
Pitney Bowes Inc.	87,696	1,212
* Babcock & Wilcox Co.	46,782	1,192
URS Corp.	33,236	1,174
* Spirit Aerosystems Holdings Inc. Class A	51,593	1,146
* Sensata Technologies Holding NV	38,418	1,144
* Foster Wheeler AG	47,001	1,126
* AECOM Technology Corp.	44,095	933
RR Donnelley & Sons Co.	79,022	838
		610,920
Information Technology (19.7%)
Apple Inc.	406,595	271,305
International Business Machines Corp.	476,487	98,847
Microsoft Corp.	3,287,589	97,904
* Google Inc. Class A	113,040	85,289
Oracle Corp.	1,730,668	54,499
Intel Corp.	2,187,633	49,615
QUALCOMM Inc.	745,340	46,576
Cisco Systems Inc.	2,329,304	44,466
Visa Inc. Class A	229,564	30,826
* EMC Corp.	912,937	24,896
* eBay Inc.	505,310	24,462
Mastercard Inc. Class A	47,447	21,421

Accenture plc Class A	280,197	19,622
Hewlett-Packard Co.	859,720	14,667
Texas Instruments Inc.	497,574	13,708
Automatic Data Processing Inc.	212,655	12,474
* Cognizant Technology Solutions Corp. Class A	132,378	9,256
* Salesforce.com Inc.	56,963	8,698
Corning Inc.	659,766	8,676
* Yahoo! Inc.	503,377	8,041
Broadcom Corp. Class A	216,512	7,487
Intuit Inc.	121,227	7,138
* Adobe Systems Inc.	215,687	7,001
Dell Inc.	646,327	6,373
TE Connectivity Ltd.	185,897	6,322
Applied Materials Inc.	557,224	6,221
* Citrix Systems Inc.	80,944	6,198
Motorola Solutions Inc.	114,220	5,774
* Symantec Corp.	313,373	5,641
* Teradata Corp.	73,268	5,525
* NetApp Inc.	157,782	5,188
Seagate Technology plc	166,309	5,156
Analog Devices Inc.	129,691	5,083
Western Union Co.	266,450	4,855
* Red Hat Inc.	83,831	4,773
Altera Corp.	140,266	4,767
Paychex Inc.	141,826	4,721
* SanDisk Corp.	105,917	4,600
* Fiserv Inc.	59,493	4,404
* Equinix Inc.	20,950	4,317
Xerox Corp.	585,950	4,301
* Facebook Inc. Class A	193,510	4,189
Amphenol Corp. Class A	70,383	4,144
Western Digital Corp.	101,727	3,940
* Juniper Networks Inc.	230,222	3,939
Xilinx Inc.	115,101	3,846
CA Inc.	143,559	3,699
* F5 Networks Inc.	34,597	3,622
* NVIDIA Corp.	268,944	3,588
Avago Technologies Ltd.	100,644	3,509
* VMware Inc. Class A	36,040	3,486
KLA-Tencor Corp.	73,021	3,483
Maxim Integrated Products Inc.	127,520	3,395
* VeriSign Inc.	68,948	3,357
* Autodesk Inc.	100,258	3,346
* LinkedIn Corp. Class A	27,198	3,275
Fidelity National Information Services Inc.	102,906	3,213
Linear Technology Corp.	100,462	3,200
* Rackspace Hosting Inc.	46,967	3,104
* Alliance Data Systems Corp.	21,854	3,102
* ANSYS Inc.	40,610	2,981
* Akamai Technologies Inc.	77,865	2,979
* BMC Software Inc.	69,457	2,882
* Lam Research Corp.	88,886	2,825
Microchip Technology Inc.	84,104	2,754
* Nuance Communications Inc.	106,638	2,654
* Trimble Navigation Ltd.	54,300	2,588
* Micron Technology Inc.	430,215	2,575
Harris Corp.	49,600	2,540

Activision Blizzard Inc.	194,038	2,189
Computer Sciences Corp.	67,451	2,173
* TIBCO Software Inc.	71,633	2,165
* Synopsys Inc.	63,919	2,111
* Skyworks Solutions Inc.	82,388	1,941
Marvell Technology Group Ltd.	208,098	1,904
* Gartner Inc.	40,663	1,874
* Avnet Inc.	63,024	1,833
FactSet Research Systems Inc.	18,573	1,791
* Flextronics International Ltd.	293,459	1,761
* Electronic Arts Inc.	138,072	1,752
* LSI Corp.	249,167	1,722
IAC/InterActiveCorp	32,924	1,714
* MICROS Systems Inc.	34,846	1,712
Total System Services Inc.	69,780	1,654
* Informatica Corp.	47,127	1,640
* Arrow Electronics Inc.	48,508	1,635
* Riverbed Technology Inc.	66,035	1,537
Jabil Circuit Inc.	80,847	1,513
SAIC Inc.	119,747	1,442
Global Payments Inc.	34,425	1,440
FLIR Systems Inc.	66,972	1,338
* Fortinet Inc.	55,172	1,332
Solera Holdings Inc.	30,134	1,322
* VeriFone Systems Inc.	46,860	1,305
* ON Semiconductor Corp.	198,900	1,227
* Cree Inc.	48,063	1,227
* Atmel Corp.	193,536	1,018
* Ingram Micro Inc.	66,290	1,010
* Advanced Micro Devices Inc.	258,319	871
* Polycom Inc.	78,149	771
Molex Inc.	29,048	763
* Dolby Laboratories Inc. Class A	21,606	708
Molex Inc. Class A	31,629	687
* Zynga Inc. Class A	85,900	244
* Freescale Semiconductor Ltd.	20,971	199
		1,204,833
Materials (3.7%)
Monsanto Co.	231,869	21,105
EI du Pont de Nemours & Co.	407,393	20,480
Freeport-McMoRan Copper & Gold Inc.	412,678	16,334
Dow Chemical Co.	519,678	15,050
Praxair Inc.	129,837	13,487
Newmont Mining Corp.	215,408	12,065
Ecolab Inc.	126,956	8,228
PPG Industries Inc.	66,296	7,613
Air Products & Chemicals Inc.	91,878	7,598
Mosaic Co.	128,915	7,427
LyondellBasell Industries NV Class A	137,389	7,098
International Paper Co.	180,456	6,554
CF Industries Holdings Inc.	28,529	6,340
Sherwin-Williams Co.	38,073	5,669
Nucor Corp.	137,783	5,272
Alcoa Inc.	463,761	4,104
Sigma-Aldrich Corp.	52,737	3,796
Eastman Chemical Co.	66,123	3,770
FMC Corp.	59,828	3,313

Ball Corp.	64,939	2,748
Vulcan Materials Co.	56,159	2,656
Celanese Corp. Class A	68,187	2,585
Ashland Inc.	34,067	2,439
Cliffs Natural Resources Inc.	61,891	2,422
* Crown Holdings Inc.	64,696	2,378
Airgas Inc.	28,356	2,334
MeadWestvaco Corp.	74,307	2,274
Rock-Tenn Co. Class A	30,668	2,214
Valspar Corp.	38,509	2,160
International Flavors & Fragrances Inc.	35,208	2,098
Albemarle Corp.	38,767	2,042
* WR Grace & Co.	30,764	1,818
Reliance Steel & Aluminum Co.	32,574	1,705
Martin Marietta Materials Inc.	19,854	1,645
Aptargroup Inc.	29,191	1,509
Allegheny Technologies Inc.	44,645	1,424
Bemis Co. Inc.	44,963	1,415
Sonoco Products Co.	44,110	1,367
Huntsman Corp.	89,102	1,330
* Owens-Illinois Inc.	68,060	1,277
Domtar Corp.	15,983	1,251
Sealed Air Corp.	80,806	1,249
United States Steel Corp.	62,547	1,193
Steel Dynamics Inc.	90,383	1,015
Walter Energy Inc.	27,454	891
Scotts Miracle-Gro Co. Class A	18,606	809
Titanium Metals Corp.	38,045	488
Greif Inc. Class A	10,885	481
* Molycorp Inc.	34,363	395
		224,915
Telecommunication Services (3.1%)
AT&T Inc.	2,549,407	96,113
Verizon Communications Inc.	1,235,326	56,294
CenturyLink Inc.	270,113	10,913
* Crown Castle International Corp.	127,378	8,165
* Sprint Nextel Corp.	1,303,846	7,197
* SBA Communications Corp. Class A	52,889	3,327
Windstream Corp.	255,745	2,586
Frontier Communications Corp.	433,990	2,126
* MetroPCS Communications Inc.	135,219	1,583
* Level 3 Communications Inc.	65,962	1,515
Telephone & Data Systems Inc.	42,246	1,082
* United States Cellular Corp.	5,553	217
		191,118
Utilities (3.5%)
Duke Energy Corp.	306,001	19,829
Southern Co.	377,632	17,405
Exelon Corp.	370,545	13,184
Dominion Resources Inc.	248,407	13,151
NextEra Energy Inc.	172,222	12,112
American Electric Power Co. Inc.	210,566	9,252
FirstEnergy Corp.	181,759	8,016
PG&E Corp.	183,599	7,834
Consolidated Edison Inc.	127,275	7,622
PPL Corp.	252,190	7,326

Public Service Enterprise Group Inc.		219,958	7,078
Sempra Energy		99,505	6,417
Edison International		134,538	6,147
Xcel Energy Inc.		211,653	5,865
Entergy Corp.		77,025	5,338
Northeast Utilities		136,297	5,211
DTE Energy Co.		74,155	4,445
ONEOK Inc.		85,760	4,143
Wisconsin Energy Corp.		100,545	3,788
CenterPoint Energy Inc.		176,473	3,759
Ameren Corp.		105,424	3,444
NiSource Inc.		123,425	3,145
* AES Corp.		283,536	3,110
American Water Works Co. Inc.		76,582	2,838
CMS Energy Corp.		113,709	2,678
SCANA Corp.		53,963	2,605
Pinnacle West Capital Corp.		47,592	2,513
OGE Energy Corp.		42,952	2,382
* Calpine Corp.		136,423	2,360
NRG Energy Inc.		98,959	2,117
Alliant Energy Corp.		48,226	2,092
AGL Resources Inc.		50,967	2,085
Pepco Holdings Inc.		99,224	1,875
NV Energy Inc.		102,497	1,846
Integrys Energy Group Inc.		34,002	1,775
MDU Resources Group Inc.		77,937	1,718
ITC Holdings Corp.		22,402	1,693
National Fuel Gas Co.		30,715	1,660
TECO Energy Inc.		89,292	1,584
UGI Corp.		48,781	1,549
Aqua America Inc.		60,986	1,510
			214,501
Total Common Stocks (Cost $4,971,301)			6,105,643
	Coupon
Temporary Cash Investment (0.0%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund (Cost $36)	0.163%	36,000	36

Total Investments (99.8%) (Cost $4,971,337)			6,105,679
Other Assets and Liabilities-Net (0.2%)[3,4]			13,418
Net Assets (100%)			6,119,097

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $35,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,000 of collateral received for securities on loan.
4 Cash of $800,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Large-Cap Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	37	13,266	(196)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $4,971,337,000. Net unrealized appreciation of investment securities for tax purposes was $1,134,342,000, consisting of unrealized gains of $1,473,228,000 on securities that had risen in value since their purchase and $338,886,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.